Registration Nos. 333-38292

811-09965

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

Post-Effective Amendment No. 10

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
(Check appropriate box or boxes)

THE GUARDIAN SEPARATE ACCOUNT F

(Exact Name of Registrant as Specified in Charter)

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

(Name of Depositor)

7 Hanover Square, New York, New York 10004

(Address of Principal Executive Offices)

Depositor’s Telephone Number: (212) 598-8359

RICHARD T. POTTER, JR., Vice President and Counsel

The Guardian Insurance & Annuity Company, Inc.

7 Hanover Square

New York, New York 10004

(Name and address of agent for service)

Copy to:

STEPHEN E. ROTH, ESQ.

Sutherland, Asbill & Brennan

1275 Pennsylvania Avenue, N.W.

Washington, D.C. 20004

It is proposed that this filing will be effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on May 1, 2007 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant has registered an indefinite number of its securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The notice required by such rule for the Registrant’s most recent fiscal year was filed on or before March 31, 2007.

VARIABLE ANNUITY PROSPECTUS	Securities Act of 1933
May 1, 2007	File No. 333-38292

THE GUARDIAN C + C VARIABLE ANNUITY

The Guardian Insurance & Annuity Company, Inc. has applied for a patent for its C-Share Investment Credit Annuity System wherein the variable annuity contract includes an Investment Credit, withdrawal charge percentages which are less than or equal to the Investment Credit percentage, and level asset based compensation to distributors.

THIS PROSPECTUS describes an individual Flexible Premium Deferred Variable Annuity Contract. It contains important information that you should know before investing in the contract. Please read this prospectus carefully, along with the accompanying Fund prospectuses, and keep them for future reference.

The contract is issued by The Guardian Insurance & Annuity Company, Inc. (GIAC) through its Separate Account F (the Separate Account). The contract is designed to provide tax deferred annuity benefits under retirement programs. It will also pay a death benefit if the annuitant dies before annuity payments begin.

This contract provides for an investment credit. Therefore, it may have higher expenses than a similar annuity without such credits or enhancements. Over time, the higher charges could be more than the value of the credits. Accordingly, you should always consider the expenses along with the features and enhancements to be sure this annuity meets your financial needs and goals.

The minimum initial premium payment is $500. For each premium payment you make during the first contract year, we credit an additional 3% (an investment credit) of the net premium (premium minus any annuity taxes) to your accumulation value. Your premiums may be invested in up to 20 investment options. Special limits apply to transfers out of the fixed-rate option. The variable investment options invest in the mutual funds listed below. Some of these Funds may not be available in your state. The prospectuses for these Funds accompany this prospectus.

•	RS Variable Products Trust
–	RS Core Equity VIP Series
–	RS S&P 500 Index VIP Series
–	RS Asset Allocation VIP Series
–	RS High Yield Bond VIP Series
–	RS Low Duration Bond VIP Series
–	RS Large Cap Value VIP Series
–	RS Partners VIP Series
–	RS Small Cap Core Equity VIP Series
–	RS International Growth VIP Series
–	RS Emerging Markets VIP Series
–	RS Investment Quality Bond VIP Series
–	RS Money Market VIP Series (formerly RS Cash Management VIP Series)
•	AIM Variable Insurance Funds
–	AIM V.I. Capital Appreciation Fund (Series I)
–	AIM V.I. Government Securities Fund (Series I)
–	AIM V.I. Core Equity Fund (Series I)
•	The Alger American Fund
–	Alger American Leveraged AllCap Portfolio (Class O Shares)
•	AllianceBernstein
–	AllianceBernstein Growth & Income Portfolio (Class B)
–	AllianceBernstein Large Cap Growth Portfolio (Class B)
–	AllianceBernstein Global Technology Portfolio (Class B)
–	AllianceBernstein Value Portfolio (Class B)
•	American Century
–	American Century VP Capital Appreciation Fund (Class 1)
•	Fidelity Variable Insurance Products Fund (Service Class 2)
–	Fidelity VIP Balanced Portfolio
–	Fidelity VIP Contrafund® Portfolio
–	Fidelity VIP Equity-Income Portfolio
–	Fidelity VIP Growth Portfolio
–	Fidelity VIP Mid Cap Portfolio
•	Franklin Templeton Variable Insurance Products Trust
–	Templeton Growth Securities Fund (Class 2)
•	Janus Aspen Series (Service Shares)
–	Janus Aspen Forty Portfolio
–	Janus Aspen Flexible Bond Portfolio
–	Janus Aspen Growth and Income Portfolio
–	Janus Aspen Mid Cap Growth Portfolio
–	Janus Aspen Worldwide Growth Portfolio
•	MFS® Variable Insurance TrustSM (Service Class)
–	MFS Core Equity Series (formerly MFS Capital Opportunities Series)
–	MFS Emerging Growth Series
–	MFS Investors Trust Series
–	MFS New Discovery Series
–	MFS Strategic Income Series
•	The Prudential Series Fund, Inc.
–	Jennison Portfolio (Class II)
•	Value Line Centurion Fund
•	Value Line Strategic Asset Management Trust
•	Van Kampen Life Investment Trust
–	Van Kampen Life Investment Trust Government Portfolio (Class II)
–	Van Kampen Life Investment Trust Growth and Income Portfolio (Class II)

A Statement of Additional Information for the contract and the Separate Account is available free of charge by writing to GIAC at its Customer Service Office, P.O. Box 26210, Lehigh Valley, Pennsylvania 18002, or by calling 1-800-221-3253. Its contents are noted on page 61 of this prospectus.

The Statement of Additional Information, which is dated May 1, 2007, is incorporated by reference into this prospectus.

The Securities and Exchange Commission has a Web site (http://www.sec.gov) which you may visit to view this Prospectus, Statement of Additional Information and other information.

These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus.

The contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank or depository institution, and the contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency, and involves investment risk, including possible loss of the principal amount invested.

CONTENTS

This variable annuity contract may not be available in all states or jurisdictions. This prospectus does not constitute an offering in any state or jurisdiction in which such offering may not lawfully be made. GIAC does not authorize any information or representations regarding the offering unless described in this prospectus except for information in this prospectus or the statement of additional information or in any supplement thereto or in any supplemental sales material authorized by GIAC. This prospectus is not valid without the prospectuses for the Funds.

SUMMARY

SUMMARY

WHAT IS A VARIABLE ANNUITY CONTRACT?

AVARIABLE ANNUITY CONTRACT allows you to accumulate tax-deferred savings which are invested in options that you choose. This is the accumulation period of the contract. On an agreed date, you or someone else you have named as the annuitant will start receiving regular payments from the amount you have saved and any investment earnings. This is the annuity period. The amount of the annuity payments will depend on earnings during the accumulation period, and afterward if you select a variable annuity payout option. That’s why this product is called a variable annuity.

HOW A VARIABLE ANNUITY WORKS

During the accumulation period, this contract allows you to allocate your net premium payments and accumulation value to as many as 20 investment options. For each premium payment you make during the first contract year, we will credit an additional 3% of the net premium to your accumulation value. The investment credits will be allocated to the variable investment options and the fixed-rate option in the same ratio as the applicable net premium payment.

When you allocate your premiums or investment credits to the variable investment options, you bear the risk of any investment losses. No assurance can be given that the value of the contract during the accumulation period, or the total amount of annuity payments made under the contract, will equal or exceed the net premium payments and investment credits allocated to the variable investment options. Further, because this contract provides for an investment credit and may therefore, over time, have higher expenses than a similar annuity without such a credit, no assurance can be given that in certain circumstances, such as a period of poor market performance, the value of the investment credit will exceed these expenses. When you allocate your net premium payments or investment credits to the fixed-rate option, the contract guarantees that they will earn a minimum rate of interest and the investment risk is borne by GIAC.

GIAC has established a Separate Account to hold the variable investments in its annuity contracts. The Separate Account has investment divisions, some of which correspond to the 42 variable investment options available to you and each of which invests in a mutual fund. Your net premiums are used to buy accumulation units in the investment divisions you have chosen, or are allocated to the fixed-rate option.

The total value of your contract’s investment in the investment divisions and in the fixed-rate option is known as the accumulation value. It’s determined by multiplying the number of variable accumulation units credited to your account in each investment division by the current value of the division’s units, and adding your value in the fixed-rate option. The value of units in a variable investment division reflects the investment experience within the division. The value of units in the fixed-rate option reflects interest accrued at a rate not less than the guaranteed minimum specified in the contract. For a complete explanation, please see Financial information: How we calculate unit values.

THE ANNUITY PERIOD

Annuity payments under this contract must begin no later than the annuitant’s 90th birthday. Distributions under the contract are taxable, and if you take money out of the contract before age 59 1/2, you may also incur a 10% federal tax penalty on amounts included in your income. You may select one or a combination of annuity payout options under the contract:

•	Life annuity without a guaranteed period
•	Life annuity with a 10-year guaranteed period
•	Joint and survivor annuity
•	Annuity payments to age 100
•	Payments for a period certain
•	10-year guaranteed period

These payout options are available on either a variable or fixed-rate payout basis. They’re described in more detail in the section titled The annuity period.

OTHER CONTRACT FEATURES

Investment credits

During the first contract year, we credit to the contract an investment credit of 3% of each net premium payment you make. There is no specific charge for the investment credit. We will pay the credit out of our surplus, and we will recover it over time from a portion of the proceeds of the surrender charge, contract fee, and mortality and expense risk charge. To the extent that these charges exceed our actual costs, we may generate a profit. Generally, an annuity with investment credits or other premium enhancements may have higher expenses than a similar annuity

Payout options

Annuity payout options are available on either a variable or fixed-rate basis.

SUMMARY	PROSPECTUS	1

without such credits or enhancements. Over time, the higher charges could be more than the value of the credits. Accordingly, you should always consider the expenses along with the features and enhancements to be sure any annuity meets your financial needs and goals. Please see How we allocate your premium payments.

Transfers among investment options

You can make transfers among the variable investment options at any time, although such transfers may be severely restricted in an effort to protect against potential harm from frequent transfers. Please see Frequent transfers among the variable investment options. Transfers to and from the fixed-rate option are only permitted during the accumulation period. Certain restrictions apply to transfers out of the fixed-rate option. Transfers must also comply with the rules of any retirement plan that apply. Please see The accumulation period: Transfers.

Death benefits

If the annuitant should die (or both the annuitant and contingent annuitant should die, if a contingent annuitant has been named) before annuity payments begin, then we pay a death benefit to the beneficiary. The contract also gives you the option of purchasing a rider that may provide a greater death benefit. Please see Other contract features: Death benefits.

Surrenders and partial withdrawals

At any time during the accumulation period, you may withdraw some or all of the amount you have saved in the contract. Taking out all you have saved is known as a surrender; taking out part of your savings is a partial withdrawal. These options are not available once annuity payments begin. Please see The accumulation period: Surrenders and partial withdrawals. During the annuity period, under payment option V-4, F-4 or F-5, all or a portion of the present value of the remaining payments may be withdrawn. Please see The annuity period: Variable annuity payout options; Federal Tax Matters. Surrenders from qualified plans may be restricted or forbidden by the plan document and may have negative tax consequences.

Optional riders

The contract also gives you the option to purchase two other riders to provide additional benefits. DecadeSM, the living benefit rider, provides that your contract value on the tenth anniversary is at least as much as your initial premium payment (adjusted for any partial withdrawals and excluding investment credits), provided you comply with certain rules. The earnings benefit rider may in certain circumstances increase the death benefit payable upon the annuitant’s death if your contract earnings exceed your adjusted premium payments. Please refer to Other contract features.

EXPENSES

The following are expenses that you will incur as a contract owner:

•	Operating expenses for mutual funds comprising the variable investment options

Management fees, 12b-1 fees, and other expenses associated with the Funds you may pay while owning the contract range from 0.35% to 1.61% in 2006, but may be different in the future. Actual charges will depend on the variable investment options you select. We reserve the right to collect any redemption fee imposed by any Fund or if required by any regulatory authority.

•	Mortality and expense risk charges

1.55% annually for each of the first four contract years and thereafter 1.45% annually, of the net asset value of your variable investment options.

•	Administrative expenses

0.20% annually of the net asset value of your variable investment options.

•	Contract fee

An annual fee of $35, if the accumulation value in your contract is less than $100,000 on your contract’s anniversary date.

Please see Financial information: Contract costs and expenses.

The following are expenses that you may incur as a contract owner:

•	Contingent deferred sales charges

A charge of up to 3% against any amount that you withdraw during the first four contract years that is attributable to premium payments made during the first contract year.

•	Enhanced death benefit expense

If you choose this benefit, you will pay a daily charge at an annual rate of 0.25% of the net asset value of your variable investment options.

2	PROSPECTUS	SUMMARY

•	Living benefit rider expense

If you choose this rider, you will pay a daily charge at an annual rate of 0.25% of the net asset value of your variable investment options.

•	Annuity taxes

A tax on premiums or annuity payments, applicable in some states and municipalities only, that currently range up to 3.5% of premiums paid to the contract.

•	Partial withdrawal charge

During the annuity period, if you choose Fixed Payments to Age 100, Variable Annuity Payments to Age 100 or Payments for a period certain as an annuity payout option and you make more than one partial withdrawal in a calendar quarter, you will pay an administrative charge equal to the lesser of $25 or 2% of the amount of the partial withdrawal.

•	Earnings Benefit expense

If you choose this benefit, you will pay a daily charge at an annual rate of 0.25% of the net asset value of your variable investment options.

Please see Financial information: Contract costs and expenses.

DECIDING TO PURCHASE A CONTRACT

You should consider purchasing a variable annuity contract if your objective is to invest over a long period of time and to accumulate assets on a tax-deferred basis, generally for retirement. A tax-deferred accrual feature is provided by any tax-qualified arrangement.

Therefore, you should have reasons other than tax deferral for purchasing the contract to fund a tax qualified arrangement. You have the right to examine the contract and return it for cancellation within 10 days of receiving it. This is known as the free-look period. The period may be longer than 10 days in some states. Because the laws and regulations that govern the contract vary among the jurisdictions where the contract is sold, some of the contract’s terms will vary depending on where you live.

We sell other variable annuity contracts with other features and charges. Please contact us if you would like more information.

For information about the compensation we pay for sales of the contracts, see Distribution of the Contract.

Please see Appendix A: Summary financial information for more information about Separate Account F and accumulation unit values.

Please see Special terms used in this prospectus for definitions of key terms.

SUMMARY	PROSPECTUS	3

EXPENSE TABLES

Expenses

The tables will assist you in understanding the various costs and expenses of the Separate Account and its underlying Funds that you will bear directly or indirectly. See Financial Information –Contract costs and expenses and the accompanying Fund prospectuses for a more complete description of the various costs and expenses. Premium taxes may apply.

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value among investment options. State premium taxes may also be deducted.*

CONTRACT OWNER TRANSACTION EXPENSES

Sales Charge Imposed on Purchases:	None
Contingent Deferred Sales Charge	3% declining annually[1]
Number of contract years completed	Contingent deferred sales charge percentage
0	3%
1	2%
2	1%
3	1%
4+	0%
Transfer Fee:	$25 for each transfer (currently, none)

* If you reside in a state that requires us to deduct a premium tax, this tax can range from 0.5% to 3.5% of the contract accumulation value, depending on the state requirements.

1 The contingent deferred sales charge is assessed on premiums withdrawn that were paid into your contract during the first contract year. During the first four contract years, you may withdraw in each contract year, without a deferred sales charge, the greater of: (i) the excess of the accumulation value on the date of withdrawal over the aggregate net premium payments made during the first contract year that have not been previously withdrawn, or (ii) 10% of the total premium payments made during the first contract year, minus the aggregate amount of all prior partial withdrawals made during the current contract year.

There is a partial withdrawal charge that applies to partial withdrawals during the annuity period in excess of one per quarter. This charge is the lesser of $25 or 2% of the partial withdrawal amount. Partial withdrawals are only available during the annuity period if you choose one of the two payments to 100 annuity payout options or the period certain annuity payout option.

4	PROSPECTUS	EXPENSE TABLES

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including the fees and expenses of the underlying mutual funds associated with the variable investment options.

Annual Contract Fee:	$35.00*
*	The annual contract fee may be lower where required by state law.

SEPARATE ACCOUNT LEVEL ANNUAL EXPENSES

(as a percentage of daily net asset value)

	Contract with no additional riders	Contract with one additional rider	Contract with any two additional riders	Contracts with all three additional riders
Mortality & Expense Risk Charge
• years 0-4	1.55%	1.55%	1.55%	1.55%
• years 5 and beyond	1.45%	1.45%	1.45%	1.45%
Other Separate Account Fees
• Administrative Charge	0.20%	0.20%	0.20%	0.20%
• Enhanced Death Benefit/
Living Benefit/Earnings
Benefit Charge	0.00%	0.25%	0.50%	0.75%
Subtotal Other Separate Account Fees	0.20%	0.45%	0.70%	0.95%
Total Separate Account Level Annual Expenses
• years 0-4	1.75%	2.00%	2.25%	2.50%
• years 5 and beyond	1.65%	1.90%	2.15%	2.40%

The next item shows the lowest and highest total operating expenses charged by the mutual fund companies for the last completed fiscal year. Expenses may be different in the future. More detail concerning fees and expenses is contained in the prospectus for each underlying mutual fund.

TOTAL ANNUAL UNDERLYING MUTUAL FUND OPERATING EXPENSES

(expenses that are deducted from the assets of the underlying mutual funds including management fees, distribution and/or service (12b-1) fees, and other expenses)

	Lowest	Highest
Total Annual Underlying Mutual Fund Operating Expenses (before applicable waivers and reimbursements)**	0.35%	1.61%

The fee and expense information regarding the underlying mutual funds was provided by those mutual funds.

**	“Total Annual Underlying Mutual Fund Operating Expenses” are expenses for the fiscal year ended December 31, 2006.

EXPENSE TABLES	PROSPECTUS	5

Expense Examples

These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include the contract owner transaction expenses, contract fees, separate account annual expenses and underlying mutual fund fees and expenses.

The Examples assume that you invest $10,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume: a) maximum and (b) minimum fees and expenses of any of the underlying mutual funds. Although your actual costs may be higher or lower, based on those assumptions, your costs would be:

Chart 1. Chart 1 assumes you select the Basic Contract with the Contract Anniversary Enhanced Death Benefit, Living Benefit and Earnings Benefit Riders, which is the most expensive way to purchase the contract. In this example, you surrender your contract at the end of the applicable time period:

Time Periods

1 year	3 years	5 years	10 years
(a) $767	(a) $1,504	(a) $2,326	(a) $4,666
(b) $634	(b) $1,118	(b) $1,711	(b) $3,513

Chart 2. Chart 2 assumes you select the Basic Contract with the Contract Anniversary Enhanced Death Benefit, Living Benefit and Earnings Benefit Riders, which is the most expensive way to purchase the contract. In this example, you annuitize your contract or you do not surrender your contract at the end of the applicable time period:

Time Periods

1 year	3 years	5 years	10 years
(a) $467	(a) $1,404	(a) $2,326	(a) $4,666
(b) $334	(b) $1,018	(b) $1,711	(b) $3,513

Chart 3. Chart 3 assumes you select the Basic Contract without any Riders, which is the least expensive way to purchase the contract. In this example, you surrender your contract at the end of the applicable time period:

Time Periods

1 year	3 years	5 years	10 years
(a) $688	(a) $1,275	(a) $1,968	(a) $4,001
(b) $556	(b) $ 883	(b) $1,321	(b) $2,747

Chart 4. Chart 4 assumes you select the Basic Contract without any Riders, which is the least expensive way to purchase the contract. In this example, you annuitize your contract or you do not surrender your contract at the end of the applicable time period:

Time Periods

1 year	3 years	5 years	10 years
(a) $388	(a) $1,175	(a) $1,968	(a) $4,001
(b) $256	(b) $ 783	(b) $1,321	(b) $2,747

A table of accumulation unit values is in Appendix A—Summary Financial Information.

6	PROSPECTUS	EXPENSE TABLES

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

The Guardian Insurance & Annuity Company, Inc. (GIAC) is a stock life insurance company incorporated in the state of Delaware in 1970. GIAC, which issues the contracts offered with this prospectus, is licensed to conduct an insurance business in all 50 states of the United States and the District of Columbia. The company had total assets (GAAP basis) of over $10 billion as of December 31, 2006. Its financial statements appear in the Statement of Additional Information.

GIAC’s executive office is located at 7 Hanover Square, New York, New York 10004. The mailing address of the GIAC Customer Service Office, which administers these contracts, is P.O. Box 26210, Lehigh Valley, Pennsylvania 18002.

GIAC is wholly owned by The Guardian Life Insurance Company of America (Guardian Life), a mutual life insurance company organized in the State of New York in 1860. As of December 31, 2006, Guardian Life had total assets (GAAP basis) in excess of $43 billion. Guardian Life does not issue the contracts offered under this prospectus and does not guarantee the benefits they provide.

EXPENSE TABLES	PROSPECTUS	7

BUYING A CONTRACT

THE APPLICATION FORM

If you would like to buy a contract, you must complete and sign the application form. You or your agent then must send it, along with your initial premium payment, by regular U.S. mail to the following address:

The Guardian Insurance & Annuity Company, Inc.

Customer Service Office

P.O. Box 26210

Lehigh Valley, Pennsylvania 18002

If you wish to send your application and payment by certified, registered or express mail, please address it to:

The Guardian Insurance & Annuity Company, Inc.

Customer Service Office

3900 Burgess Place

Bethlehem, Pennsylvania 18017

Our decision to accept or reject your application is based on administrative rules such as whether you have completed the form completely and accurately. We have the right to reject any application or initial premium payment for any reason.

If we accept your application as received, we will credit your net premium payment to your new contract within two business days. If your application is not complete within five business days of our receiving it, we will return it to you along with your payment.

If you are considering purchasing a contract with the proceeds of another annuity or life insurance contract, it may not be advantageous to replace the existing contract by purchasing this contract. A variable annuity is not a short-term investment.

PAYMENTS

We require a minimum initial premium payment of $500. Thereafter, the minimum additional payment is $100. However, if you purchase a contract through an employer payroll deduction plan or employer-sponsored plan, we will accept purchase payments below $100. We will not accept an initial premium payment greater than $2,000,000 without prior permission from an authorized officer of GIAC. Without our written consent, total flexible premium payments made in any contract year after the first may not exceed $1,000,000.

8	PROSPECTUS	BUYING A CONTRACT

Tax-Free ‘Section 1035’ Exchanges

You can generally exchange one annuity contract for another in a ‘tax-free exchange’ under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this prospectus, you might have to pay a surrender charge and tax, including a possible penalty tax, on your old contract, and there will be a new surrender charge period for this contract and other charges may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this contract (that person will generally earn a commission if you buy this contract through an exchange or otherwise).

THE ACCUMULATION PERIOD

HOW WE ALLOCATE YOUR PREMIUM PAYMENTS

After we receive your initial premium payment and issue a contract to you, we will normally credit subsequent net premium payments to your contract on the same day we receive them, provided we receive them prior to the close of our regular business day in good order.

If we receive your payment on a non-business day, or after our close, we will normally credit it on the next business day. If required in your state or municipality, annuity taxes are deducted from your payment before we credit it to your contract. We call the amount remaining after this deduction the net premium payment.

If you cancel a premium payment or your premium payment is returned for insufficient funds, we reserve the right to reverse the investment options chosen. You may also be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of any decline in the value of the investment options chosen. We reserve the right to refrain from allocating contributions to your selected investment options until we are notified by your bank that your check has cleared.

We use net premium payments and any investment credits to purchase accumulation units in the variable investment options you have chosen or in the fixed-rate option, according to your instructions in the application or as later changed. The prices of accumulation units are set daily because they change along with the share values of the underlying Funds. The amount you pay for each unit will be the next price calculated after we receive and accept your payment.

The value of accumulation units will vary as you earn interest in the fixed-rate option or as the value of investments rises and falls in the variable investment options.

We credit to the contract an investment credit of 3% of each net premium payment made during the first contract year. Each investment credit is credited to the contract when the applicable net premium payment is allocated to the variable investment options or the fixed-rate option. Investment credits are applied pro-rata to the variable investment options or the fixed-rate option in the same ratio as the applicable net premium payment. Investment credits posted during the free-look period vest after the expiration of the free-look period. Investment credits posted after expiration of the free-look period vest immediately.

You can change your investment option selections or your percentage allocations by notifying us in writing. We will apply your new instructions to subsequent net premium payments after we receive and accept them. Please remember that you cannot invest in more than 20 variable investment options at any given time.

AUTOMATED PURCHASE PAYMENTS

You may elect to participate in our automated payment program by authorizing your bank to deduct money from your checking account to make monthly purchase payments. We will debit your checking account on the 15th of each month or the next business day if the 15th is not a business day. You tell us the amount of the monthly purchase payment and specify the effective date on our authorization form. You may request to participate, change the amount of your purchase payments, change bank accounts or terminate the program at any time prior to the

Accumulation

units

The value of accumulation units will vary as the value of investments rises and falls in the variable investment options.

ACCUMULATION PERIOD	PROSPECTUS	9

first of the month for your requested transaction to be processed for that month. For IRAs, the maximum monthly purchase payment is 1/12th of your allowable annual contribution.

THE SEPARATE ACCOUNT

GIAC has established a Separate Account, known as Separate Account F, to receive and invest your premium payments in the variable investment options. The Separate Account has investment divisions, some of which correspond to the 42 Funds available to you. The performance of each division is based on the Fund in which it invests.

The Separate Account was established on February 24, 2000 under Delaware law. It is registered as a unit investment trust under the Investment Company Act of 1940 (the 1940 Act) and meets the definition of a separate account under federal securities laws. Delaware insurance law provides that the assets of the Separate Account equal to its reserves and other liabilities are not chargeable with GIAC’s obligations except those under annuity contracts issued through the Separate Account. Income, gains and losses of the Separate Account are kept separate from other income, gains or losses of the contract owner.

Each investment division is administered and accounted for as part of the general business of GIAC. Under Delaware law, the income and capital gains or capital losses of each investment division, whether realized or unrealized, are credited to or charged against the assets held in that division according to the terms of each contract, without regard to other income, capital gains or capital losses of the other investment divisions or of GIAC. Contract obligations are GIAC’s responsibility. According to Delaware insurance law, the assets of the Separate Account are not chargeable with liabilities arising out of any other business GIAC may conduct. Please see Financial Information: Federal tax matters.

We have the right to make changes to the Separate Account, to the investment divisions within it, and to the Fund shares they hold. We may make these changes for some or all contracts. These changes must be made in a manner that is consistent with laws and regulations. When necessary, we’ll use this right to serve your best interests and to carry out the purposes of the contract. Possible changes to the Separate Account and the investment divisions include:

•	eliminating the shares of any of the Funds and substituting shares of another appropriate Fund (which may have different fees and expenses or may be available/closed to certain purchasers),

•	deregistering the Separate Account under the 1940 Act,

•	operating the Separate Account as a management investment company, or in another permissible form,

•	combining two or more Separate Accounts or investment divisions,

•	transferring assets between investment divisions, or into another Separate Account, or into GIAC’s general account,

•	modifying the contracts where necessary to preserve the favorable tax treatment that owners of variable annuities currently receive under the Internal Revenue Code, and

•	adding to or suspending your ability to make allocations or transfers into any variable investment option or the fixed-rate option.

10	PROSPECTUS	ACCUMULATION PERIOD

Variable

investment options

You may choose to invest in a maximum of 20 of the variable investment options, or 19 of the variable investment options and the fixed-rate option, at any time.

VARIABLE INVESTMENT OPTIONS

You may choose to invest in a maximum of 20 of the variable investment options, or 19 of the variable investment options and the fixed-rate option, at any time. Each Fund is an open-end management investment company, registered with the Securities and Exchange Commission under the 1940 Act.

The Funds have different investment objectives which influence their risk and return. The table below summarizes their main characteristics.

Variable investment options

Fund	Investment objectives	Typical investments
RS Core Equity VIP Series	Long-term capital appreciation	Growth and value stocks
RS S&P 500 Index VIP Series	To track the investment performance of the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500”), which emphasizes securities issued by large U.S. companies	Common stocks of companies in the S&P Index, which emphasizes large U.S. companies
RS Asset Allocation VIP Series	Long-term total investment return consistent with moderate investment risk	Shares of RS S&P 500 Index VIP Series, the RS Core Equity VIP Series, the RS Investment Quality Bond VIP Series, and the RS Money Market VIP Series. The Series also may invest in individual securities
RS High Yield Bond VIP Series	Current income: capital appreciation is a secondary objective	Corporate bonds and other debt securities rated below investment grade
RS Low Duration Bond VIP Series	A high level of current income consistent with preservation of capital	Investment grade debt obligations, such as corporate bonds, mortgage-backed and asset-backed securities and obligations of the U.S. government and its agencies
RS Large Cap Value VIP Series	To maximize total return, consisting of capital appreciation and current income	Equity securities issued by companies with large market capitalization at the time of purchase
RS Partners VIP Series	Long-term growth	Principally, equity securities of companies with market capitalizations up to $3 billion that the adviser believes to be undervalued
RS Investment Quality Bond VIP Series	To secure maximum current income without undue risk to principal; capital appreciation is a secondary objective	Investment grade debt obligations, including corporate bonds, mortgage-backed and asset-backed securities, and obligations of the U.S. government and its agencies
RS Money Market VIP Series	Seeks as high a level of current income as is consistent with preservation of capital and maintenance of liquidity	U.S. dollar-denominated high-quality, short-term instruments
RS International Growth VIP Series	Long-term capital appreciation. It is anticipated that long-term capital appreciation will be accompanied by dividend income	Common stocks and convertible securities issued by foreign companies

ACCUMULATION PERIOD	PROSPECTUS	11

Variable investment options

Fund	Investment objectives	Typical investments
RS Emerging Markets VIP Series	Long-term capital appreciation. It is anticipated that long-term capital appreciation will be accompanied by dividend income	Common stocks and convertible securities of emerging market companies
RS Small Cap Core Equity VIP Series	Long-term capital appreciation	U.S. common stocks of companies with small market capitalization
AIM V.I. Capital Appreciation Fund (Series I)	Growth of capital	Common stocks
AIM V.I. Government Securities Fund (Series I)	Achieve a high level of current income consistent with reasonable concern for safety of principal	Debt securities issued, guaranteed or otherwise backed by the U.S. government
AIM V.I. Core Equity Fund (Series I)	Growth of capital	Equity securities including convertible securities of established companies
Alger American Leveraged AllCap Portfolio	Long-term capital appreciation	Equity securities of companies of any size which demonstrate promising growth potential
AllianceBernstein Growth & Income Portfolio	Long-term growth of capital	Dividend-paying common stocks of good quality
AllianceBernstein Large Cap Growth Portfolio	Long-term growth of capital	Equity securities of a limited number of large, carefully selected, high-quality U.S. companies that are judged likely to achieve superior earnings growth
AllianceBernstein Global Technology Portfolio	Long-term growth of capital	Securities of companies that use technology extensively in the development of new or improved products or processes
AllianceBernstein Value Portfolio	Long-term growth of capital	Diversified portfolio of equity securities
American Century VP Capital Appreciation Fund (Class 1)	Capital growth	Common stocks of U.S. and foreign companies
Fidelity VIP Balanced Portfolio (Service Class 2)	Income and growth of capital	Balance between stocks, bonds and other debt securities
Fidelity VIP Contrafund® Portfolio (Service Class 2)	Long-term capital appreciation	U.S. and foreign common stocks of companies believed to be undervalued
Fidelity VIP Equity-Income Portfolio (Service Class 2)	Reasonable income; also considers potential for capital appreciation	Income-producing equity securities
Fidelity VIP Growth Portfolio (Service Class 2)	Capital appreciation	Common stocks believed to have above-average growth potential
Fidelity VIP Mid Cap Portfolio (Service Class 2)	Long-term growth of capital	Common stocks with medium market capitalization, both U.S. and foreign
Janus Aspen Forty Portfolio	Long-term growth of capital	Pursues its objective by investing primarily in a core group of 20 to 40 common stocks selected for their growth potential. The portfolio may invest in companies of any size, from larger well established companies to small emerging growth companies. Within the parameters of its specific investment policies, the portfolio may invest without limit in foreign equity and debt securities, which may include investments in emerging markets

12	PROSPECTUS	ACCUMULATION PERIOD

Variable investment options

Fund	Investment objectives	Typical investments
Janus Aspen Flexible Bond Portfolio	Maximum total return consistent with preservation of capital	Invests, under normal circumstances, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in bonds. Bonds include but are not limited to, government bonds, corporate bonds, convertible bonds, mortgage-backed securities and zero-coupon bonds. The Portfolio will invest at least 65% of its assets in investment grade debt securities and will maintain an average-weighted effective maturity of five to ten years. The portfolio will limit its investment in high yield/high-risk bonds to 35% or less of its net assets. This portfolio generates total return from a combination of current income and capital appreciation, but income is usually the dominant position
Janus Aspen Growth and Income Portfolio	Long-term capital growth	Normally invests up to 75% equity securities selected primarily for their growth potential and at least 25% in securities the portfolio manager believes have income potential. Equity securities may make up part or all of this income component if they currently pay dividends or the portfolio manager believes they have potential for increasing or commencing dividend payments. All or part of the portfolio’s income component may consist of structured securities such as equity-linked structured notes. Because of the portfolio’s strategies, the portfolio is not designed for investors who need consistent income. Within the parameters of its specific investment policies, the portfolio may invest without limit in foreign equity and debt securities, which may include investments in emerging markets
Janus Aspen Mid Cap Growth Portfolio	Long-term growth of capital	Invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in equity securities of mid-sized companies (those whose market capitalization falls within the 12 month average of the capitalization range of companies in the Russell Midcap Growth Index, at the time of purchase). Within the parameters of its specific investment policies, the portfolio may invest without limit in foreign equity and debt securities, which may include investments in emerging markets

ACCUMULATION PERIOD	PROSPECTUS	13

Variable investment options

Fund	Investment objectives	Typical investments
Janus Aspen Worldwide Growth Portfolio	Long-term growth of capital in a manner consistent with preservation of capital	Invests primarily in common stocks of companies of any size located throughout the world. Normally invests in issuers from several different countries, including the United States. The Portfolio may, under unusual circumstances, invest in a single country. The Portfolio may have significant exposure to emerging markets. Within the parameters of its specific investment policies, the portfolio may invest without limit in foreign equity and debt securities, which may include investments in emerging markets
Jennison Portfolio (Class II Shares)	Long-term growth of capital	Equity securities of major, established corporations believed to have above average growth prospects
MFS Core Equity Series	Capital appreciation	Common stocks and related securities such as preferred stocks, convertible securities and depositary receipts for these securities
MFS Emerging Growth Series	Capital appreciation	Common stocks and related securities, such as preferred stock, convertible securities and depository receipts for those securities of emerging growth companies of any size
MFS Investors Trust Series	Capital appreciation	Common stocks and related securities, such as preferred stock, convertible securities and depository receipts issued by U.S. and foreign companies.
MFS New Discovery Series	Capital appreciation	Equity securities of emerging growth companies that offer superior prospects for growth, both U.S. and foreign
MFS Strategic Income Series	Total return with an emphasis on high current income, but also considering capital appreciation	U.S. and foreign government securities, corporate bonds and mortgage-backed and asset-backed securities
Templeton Growth Securities Fund	Long-term capital growth	At least 65% of its total assets in the equity securities of companies that are located anywhere in the world, including those in the U.S. and emerging markets
Value Line Centurion Fund	Long-term growth of capital	U.S. common stocks with selections based on the Value Line Timeliness™ Ranking System
Value Line Strategic Asset Management Trust	High total investment return consistent with reasonable risk	U.S. common stocks with selections based on the Value Line Timeliness™ Ranking Systems, bonds and money market instruments
Van Kampen Life Investment Trust Government Portfolio (Class II Shares)	Seeks to provide investors with high current return consistent with preservation of capital	Debt securities issued by or guaranteed by the U.S. government, its agencies or its instrumentalities
Van Kampen Life Investment Trust Growth and Income Portfolio (Class II Shares)	Long-term growth of capital and income	Income-producing equity securities, including common stocks and convertible securities, although investments are also made in non-convertible preferred stocks and debt securities

14	PROSPECTUS	ACCUMULATION PERIOD

Some of these Funds may not be available in your state.

Some Funds have similar investment objectives and policies to other funds managed by the same adviser. The Funds may also have the same or similar names as mutual funds available directly to the public on a retail basis. The Funds are not the same funds as these publicly available funds. As a result, the investment returns of the Funds may be higher or lower than these similar funds managed by the same adviser. There is no assurance, and we make no representation, that the performance of any Fund will be comparable to the performance of any other fund.

Some of these Funds are available under other separate accounts supporting variable annuity contracts and variable life insurance policies of GIAC and other companies. We do not anticipate any inherent conflicts with these arrangements. However, it is possible that conflicts of interest may arise in connection with the use of the same Funds under both variable life insurance policies and variable annuity contracts, or issued by different companies. While the Board of Directors of each Fund monitors activities in an effort to avoid or correct any material irreconcilable conflicts of interest arising out of this arrangement, we may also take actions to protect the interests of our contract owners. See the accompanying Fund prospectuses for more information about possible conflicts of interest.

Investment advisers (or their affiliates) pay us compensation every year for administration, distribution or other expenses. Currently, these advisers include Value Line, Inc., MFS Investment Management, A I M Advisors, Inc., Fred Alger Management, Inc., Janus Capital Management LLC, American Century Investment Management Inc., Fidelity Management & Research Company, Alliance Capital Management LP, Van Kampen Asset Management Inc. and Templeton Global Advisors Limited. This compensation ranges from .15% to .30% of the average daily net assets that are invested in the variable investment options available through the Separate Account. We also receive 12b-1 fees from some Funds. Those Funds include funds from AIM, AllianceBernstein, Fidelity, Franklin Templeton, Janus, MFS, Value Line and Van Kampen. Currently, the amount of 12b-1 fees ranges from .08% to .40%. These payments may be derived, in whole or in part, from the advisory fee or 12b-l fee deducted from fund assets. Contract owners, through their indirect investment in the funds, bear the costs of these advisory and 12b-1 fees. The amount of these payments may be substantial. We may use these payments for any corporate purpose, including payment of expenses that we and/or our affiliates incur in promoting, marketing, and administering the contracts, and, in our role as an intermediary, the funds. We may profit from these payments.

The Funds’ investment advisers and their principal business addresses are shown in the table below.

Investment advisers

Fund	Investment adviser and principal business address
RS Core Equity VIP Series RS Partners VIP Series RS Small Cap Core Equity VIP Series	RS Investment Management Co. LLC 388 Market Street San Francisco, CA 94111
RS S&P 500 Index VIP Series RS Asset Allocation VIP Series RS High Yield Bond VIP Series RS Low Duration Bond VIP Series RS Investment Quality Bond VIP Series RS Money Market VIP Series	RS Investment Management Co. LLC (Adviser) 388 Market Street San Francisco, CA 94111
Guardian Investor Services LLC (Sub-adviser) 7 Hanover Square New York, NY 10004
RS Large Cap Value VIP Series	RS Investment Management Co. LLC (Adviser) 388 Market Street San Francisco, CA 94111

UBS Global Asset Management (Americas) Inc. (Sub-adviser) One North Wacker Drive Chicago Illinois 60606

Before investing

Please read the accompanying Fund prospectuses carefully. They contain important information on the investment objectives, policies, charges and expenses of the Funds.

ACCUMULATION PERIOD	PROSPECTUS	15

Investment advisers

Fund	Investment adviser and principal business address
RS International Growth VIP Series RS Emerging Markets VIP Series	RS Investment Management Co. LLC (Adviser) 388 Market Street San Francisco, CA 94111

Guardian Baillie Gifford Limited (Sub-adviser) Baillie Gifford Overseas Limited (Sub-sub-adviser) Calton Square, 1 Greenside Row Edinburgh, EHI 3AN Scotland
Alger American Leveraged AllCap Portfolio	Fred Alger Management, Inc. 111 Fifth Avenue New York, New York 10003
AIM V.I. Capital Appreciation Fund (Series I) AIM V.I. Government Securities Fund (Series I) AIM V.I. Core Equity Fund (Series I)	A I M Advisors, Inc. 11 Greenway Plaza – Suite 100 Houston, Texas 77046-1173
AllianceBernstein Growth & Income Portfolio AllianceBernstein Large Cap Growth Portfolio AllianceBernstein Global Technology Portfolio AllianceBernstein Value Portfolio	Alliance Capital Management LP 1345 Avenue of the Americas New York, New York 10105
American Century VP Capital Appreciation Fund	American Century Investment Management, Inc. 4500 Main Street Kansas City, Missouri 64111
Fidelity VIP Balanced Portfolio Fidelity VIP Contrafund Portfolio Fidelity VIP Equity-Income Portfolio Fidelity VIP Growth Portfolio Fidelity VIP Mid Cap Portfolio	Fidelity Management & Research Company 82 Devonshire Street Boston, Massachusetts 02109
Janus Aspen Forty Portfolio Janus Aspen Flexible Bond Portfolio Janus Aspen Growth and Income Portfolio Janus Aspen Mid Cap Growth Portfolio Janus Aspen Worldwide Growth Portfolio	Janus Capital Management LLC 151 Detroit Street Denver, Colorado 80206-4928
Jennison Portfolio	Prudential Investments LLC 100 Mulberry Street Gateway Center 3 Newark, New Jersey 07102
MFS Core Equity Series MFS Emerging Growth Series MFS Investors Trust Series MFS New Discovery Series MFS Strategic Income Series	MFS Investment Management® 500 Boylston Street Boston, Massachusetts 02116
Templeton Growth Securities Fund	Templeton Global Advisers Limited Lyford Cay Nassau, Bahamas Franklin Advisors I (Sub-advisor) One Franklin Parkway San Mateo, California 94403
Value Line Centurion Fund Value Line Strategic Asset Management Trust	Value Line, Inc. 220 East 42nd Street New York, New York 10017

16	PROSPECTUS	ACCUMULATION PERIOD

Investment advisers

Fund	Investment adviser and principal business address
Van Kampen Life Investment Trust Government Portfolio Van Kampen Life Investment Trust Growth and Income Portfolio	Van Kampen Asset Management 1221 Avenue of the Americas New York, New York 10020

Selection of Funds

The Funds offered through this product were selected by GIAC based on various factors, including but not limited to asset class coverage, the strength of the advisor’s or sub-advisor’s reputation and tenure, brand recognition, investment performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the fund or its advisor or other service providers provide any revenue to us and the amount of any such revenue (discussed above). In addition, we may include certain funds, such as the RS funds, because they are managed or advised by one of our affiliates. We may also consider whether and to what extent the fund’s advisor or an affiliate distribute or provide marketing support for the contracts.

You are responsible for choosing your investment options, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Since investment risk is borne by you, decisions regarding investment allocations should be carefully considered. We encourage you to thoroughly investigate all of the information regarding the funds that is available to you, including the fund’s prospectus, statement of additional information, and annual and semi-annual shareholder reports. Other sources such as the fund’s website or newspapers and financial and other magazines may provide more current information, including information about any regulatory actions or investigations relating to the funds. After you select investment options for your initial premium payment, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

You bear the risk of any decline in the value of your contract resulting from the investment performance of the funds you have chosen.

We do not recommend or endorse any particular fund and we do not provide investment advice.

ACCUMULATION PERIOD	PROSPECTUS	17

When you buy a contract, please note:

•	You can choose up to 20 variable investment options, or 19 variable investment options and the fixed-rate option, at any one time.

•	There are no initial sales charges on the premium payments that you allocate to the variable investment options.

•	All of the dividends and capital gains distributions that are payable to variable investment options are reinvested in shares of the applicable Fund at the current net asset value.

•	When the annuity period of the contract begins, we will apply your accumulation value to a payment option in order to make annuity payments to you.

•

You can arrange to transfer your investments among the options or change your future allocations by notifying us in writing or by telephone. Currently, there is no fee for this, but we reserve the right to charge a fee, limit the number of transactions or otherwise restrict transaction privileges.

•	You can change beneficiaries as long as the annuitant is living.

FIXED-RATE OPTION

For a period of time in early 2003, contract owners who purchased a new contract were eligible to allocate money to the fixed-rate option. Those contract owners who currently own a contract with the fixed-rate option endorsement may make additional deposits and may also make transfers from the variable investment options to the fixed-rate option. These additional deposits and transfers are limited to a maximum of $10,000 per contract year. We reserve the right to suspend, discontinue or otherwise restrict the availability of the fixed-rate option for additional payments and/or transfers under existing contracts. If you own a contract with the fixed-rate option endorsement, the following information applies to your contract.

The fixed-rate option is not registered under the Securities Act of 1933 or as an investment company under the 1940 Act, and is therefore not subject to the provisions or restrictions of these Acts. However, the following disclosure about the fixed-rate option may be subject to certain generally applicable provisions of the federal securities laws regarding the accuracy and completeness of statements not in prospectuses.

In the fixed-rate option, we guarantee that the net premium payments you invest will earn daily interest at a minimum annual rate which is disclosed in your contract. (This minimum annual rate will be either 3% or 1.5% depending on the insurance laws in your state.) You can allocate all of your net premium payments to this option, subject to the conditions stated above, or you may choose it as one of your investment selections. The value of your net premiums invested in the fixed-rate option does not vary with the investment experience of any Fund. The money that you put into your fixed-rate option becomes part of GIAC’s general assets.

At certain times we may choose to pay interest at a rate higher than the minimum annual rate specified in your contract, but we aren’t obliged to do so. Higher interest rates are determined at our discretion, and we can change them prospectively without notice. We don’t use a specific formula to determine interest rates; rather we consider such factors as general economic trends, current rates of return on our general account investments, regulatory and tax requirements, and competitive factors. The rate of interest we pay hasn’t been limited by our Board of Directors.

Here are some of the important conditions that apply when we pay interest on your investments in the fixed-rate option:

•	The initial interest rate that we credit to your premiums or transfers will be whatever rate is in effect on the date the amounts are allocated to the fixed-rate option.

18	PROSPECTUS	ACCUMULATION PERIOD

•	This interest rate will continue until the next contract anniversary date (unless you have elected Dollar Cost Averaging from the fixed-rate option over a shorter period of time).

•

At that time, all payments and transfers allocated to the fixed-rate option during the previous year, together with interest earned, will be credited with the rate of interest in effect on the renewal date, known as the renewal rate.

•	The renewal rate will be guaranteed until the next contract anniversary date.

If your state’s insurance department permits, your contract may have what’s known as a bailout rate. If the renewal rate set on any contract anniversary date is less than the bailout rate, you can withdraw all or part of the money you have invested for at least one year in the fixed-rate option from the contract without incurring a deferred sales charge. We must receive your written request in good order for such a withdrawal at our customer service office within 60 days after the contract anniversary.

TRANSFERS

You can transfer money among variable investment options or change your future percentage allocations to options both before and after the date annuity payments begin. You can also transfer to and from the fixed-rate option, but only before the date annuity payments begin. Transfers are subject to certain conditions, which are described below.

If you are considering a transfer or change in your allocations, be sure to look into each option carefully and make sure your decisions will help you to achieve your long-term investment goals.

During the accumulation period and up to 30 days before the date annuity payments are scheduled to begin, you can transfer all or part of your accumulation value among the contract options. These transfers are subject to the following rules:

•

We permit transfers from the fixed-rate option to any variable investment option only once each contract year, during the 30 days beginning on the contract anniversary date. There is an exception for the dollar cost averaging feature; amounts that have been in the fixed-rate option longest will be transferred out first. The maximum yearly transfer from the fixed-rate option is the greater of the following:

–	50% of the amount in the fixed-rate option on the applicable contract anniversary date, or

–	the amount equal to the largest previous transfer out of the fixed-rate option for your contract.

•	Each transfer involving the variable investment options will be based on the accumulation unit value that is next calculated after we have received proper transfer instructions from you.

Transfers

You generally can transfer money between variable investment options both before and after the date annuity payments begin.

ACCUMULATION PERIOD	PROSPECTUS	19

We will implement a transfer or changes to your allocations upon receiving your written, telephone or electronic instructions in good order. If we receive your transfer request on a business day before the close of the New York Stock Exchange, generally 4:00 p.m. New York City time, you will receive that day’s unit values. Your telephone transfer instructions will be considered received before 4:00 p.m. if the telephone call is completed no later than 4:00 p.m.

After the date annuity payments begin, if you have a variable annuity option you can transfer all or part of the value of your annuity among the variable investment options only once each month. No fixed-rate option transfers are permitted.

FREQUENT TRANSFERS AMONG THE VARIABLE INVESTMENT OPTIONS

Frequent or unusually large transfers may dilute the value of the underlying fund shares if the trading takes advantage of any lag between a change in the value of an underlying fund’s portfolio securities and the reflection of that change in the underlying fund’s share price. This strategy, sometimes referred to as “market timing,” involves an attempt to buy shares of an underlying fund at a price that does not reflect the current market value of the portfolio securities of the underlying fund, and then to realize a profit when the shares are sold the next business day or thereafter. In addition, frequent transfers may increase brokerage and administrative costs of the underlying funds, and may disrupt an underlying fund’s portfolio management strategy, requiring it to maintain a relatively higher cash position and possibly resulting in lost opportunity costs and forced liquidations of securities held by the fund.

GIAC endeavors to protect long-term contractowners by maintaining policies and procedures to discourage frequent transfers among investment options under the contracts, and has no arrangements in place to permit any contractowner to engage in frequent transfer activity. If you wish to engage in such strategies, do not purchase this contract.

If we determine that you are engaging in frequent transfer activity among investment options, we may, without prior notice, limit your right to make transfers or allocation changes. We monitor for frequent transfer activity among the variable investment options based upon established parameters that are applied consistently to all contractowners. Such parameters may include, without limitation, the length of the holding period between transfers, the number of transfers in a specified period, the dollar amount of transfers, and/or any combination of the foregoing. We do not apply our policies and procedures to discourage frequent transfers to dollar cost averaging programs or any asset rebalancing programs.

If transfer activity violates our established parameters, we will apply restrictions that we reasonably believe will prevent any harm to other

Personal security

When you call us, we will require identification of your contract as well as your personal security code. We may accept transfer or changes to future allocation instructions from anyone who can provide us with this information. Neither GIAC, Guardian Investor Services LLC, nor the Funds will be liable for any loss, damage, cost or expense resulting from a telephone or electronic request we reasonably believe to be genuine. As a result, you assume the risk of unauthorized or fraudulent telephone or electronic transactions. We may record telephone conversations regarding transfers without disclosure to the caller. See Telephonic and Electronic Services.

20	PROSPECTUS	ACCUMULATION PERIOD

contractowners and persons with material rights under a contract. This may include applying the restrictions to any contracts that we believe are related (e.g., two contracts with the same owner or owned by spouses or by different partnerships or corporations that are under common control). The restriction that we currently apply is to limit the number of transfers to not more than once every 30 days. We may change this restriction at any time and without prior notice. We will not grant waivers or make exceptions to, or enter into special arrangements with, any contractowners who violate these parameters. If we impose any restrictions on your transfer activity, we will notify you in writing. Restrictions that we may impose, subject to certain contract provisions that are required and approved by state insurance departments, include, without limitation:

•	limiting the frequency of transfers to not more than once every 30 days;

•	imposing a fee of $25 per transfer, if you make more than twelve transfers within a contract year;

•	requiring you to make your transfer requests in writing through the U.S. Postal Service, or otherwise restricting electronic or telephone transaction privileges;

•	refusing to act on instructions of an agent acting under a power of attorney on your behalf;

•	refusing or otherwise restricting any transaction request that we believe alone, or with a group of transaction requests, may have a harmful effect;

•	impose a holding period between transfers; or

•	implementing and imposing on you any redemption fee imposed by an underlying fund.

We currently do not impose redemption fees on transfers or expressly limit the number or frequency of transfers. Redemption fees, transfer limits, and other procedures may be more or less successful than ours in deterring or preventing harmful transfer activity. In the future, some underlying funds may begin imposing redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the funds.

Please note that the limits and restrictions described here are subject to GIAC’s ability to monitor transfer activity. Our ability to detect harmful transfer activity may be limited by operational and technological systems, as well as by our ability to predict strategies employed by contractowners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent frequent transfers, there is no assurance that we will be able to detect and/or to deter frequent transfers.

We may revise our policies and procedures in our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter harmful trading activity, or to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on contractowners engaging in frequent transfers. In

ACCUMULATION PERIOD	PROSPECTUS	21

You should be aware that, upon request by a fund or its agent, we are required to provide them with information about you and your trading activities in and out of the fund(s). In addition, a fund may require us to restrict or prohibit your purchases and exchanges of fund shares if the fund identifies you as having violated the frequent trading policies of that fund.

addition, our orders to purchase shares of the funds are generally subject to acceptance by the fund, and in some cases a fund may reject or reverse our purchase order. Therefore, we reserve the right to reject any contractowners’ transfer request if our order to purchase shares of the fund is not accepted by, or is reversed by, an applicable fund.

The underlying funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the underlying funds should describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying funds and the policies and procedures we have adopted to discourage frequent transfers. For instance, an underlying fund may impose a redemption fee. Contractowners should be aware that we may not have the contractual obligation or the operational capacity to monitor contractowners’ transfer requests and apply the frequent trading policies and procedures of the respective underlying funds that would be affected by the transfers. For example, underlying funds may implement policies and procedures for monitoring frequent trading activity that are unique to a particular fund. Because of the number of underlying funds that we offer under our variable annuity contracts, it may not be possible for us to implement these disparate policies and procedures. Accordingly, you should assume that the sole protection you may have against potential harm from frequent transfers is the protection, if any, provided by the policies and procedures we have adopted at the contract level to discourage frequent transfers.

You should note that other insurance companies and retirement plans also invest in the underlying funds and that those companies or plans may or may not have their own policies and procedures on frequent transfers. You should also know that the purchase and redemption orders received by the underlying funds generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance and/or annuity contracts. The omnibus nature of these orders may limit the underlying funds’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying funds will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that invest in the underlying funds. If the policies and procedures of other insurance companies or retirement plans fail to successfully discourage frequent transfer activity, it may affect the value of your investment in the fund. In addition, if an underlying fund believes that an omnibus order we submit may reflect one or more transfer requests from contractowners engaged in frequent transfer activity, the underlying fund may reject the entire omnibus order and thereby interfere with GIAC’s ability to satisfy your request even if you have not made frequent transfers. For transfers into more than one investment option, we may reject or reverse the entire transfer request if any part of it is not accepted by or is reversed by an underlying fund.

22	PROSPECTUS	ACCUMULATION PERIOD

SURRENDERS AND PARTIAL WITHDRAWALS

During the accumulation period and while the annuitant and all contract owners are living, you can redeem your contract in whole. This is known as surrendering the contract. If you redeem part of the contract, it’s called a partial withdrawal. During the annuity period, unless you selected annuity payout Option V-4, F-4 or F-5, we will not accept requests for surrenders or partial withdrawals after the date annuity payments begin. See The annuity period.

Your request for surrenders and partial withdrawals must be received in good order. If you wish to surrender your contract, you must send us the contract or we will not process the request. If you have lost the contract, we will require an acceptable affidavit of loss.

To process a partial withdrawal, we will redeem enough accumulation units to equal the dollar value of your request. When you surrender your contract, we redeem all the units. For both transactions we use the unit value next calculated after we receive a proper request from you. We will deduct any applicable contract charges, deferred sales charges and annuity taxes from the proceeds of a surrender. In the case of a partial withdrawal, we will cash additional units to cover these charges. See Contract Costs and Expenses – Contingent Deferred Sales Charge. To effect your request, we will cash variable accumulation units from the variable investment divisions on a pro-rata basis, unless you instruct us differently.

If you have less than $500 left in your contract after a partial withdrawal, we have the right to cancel the contract and pay you the balance of the proceeds. This is called an involuntary surrender, and it may be subject to any applicable contract charges, a deferred sales charge and annuity taxes. Please see Financial information: Federal tax matters.

Surrenders and partial withdrawals are subject to tax, and may be subject to penalty taxes and mandatory federal income tax withholding.

In the first four contract years, you are allowed to make an annual withdrawal from the contract, without paying a deferred sales charge, of an amount equal to the greater of:

•	On the date of withdrawal, the excess of the accumulation value over the total of the net premium payments that you have made (and not withdrawn), in the first contract year; or

•	10% of the total premium payments made during the first contract year minus the total of all the withdrawals you already made during the current contract year.

You may request a schedule of systematic partial withdrawals. Under such a program, you may select to receive withdrawal proceeds on a monthly, quarterly, semi-annual or annual basis. Redemptions from the contract will be effective on the 21st of the month or the next following business day preceding the payment date. Withdrawals under this

Surrenders and

partial withdrawals

Surrenders and partial withdrawals are subject to tax, and may be subject to penalty taxes and mandatory federal income tax withholding.

Special restrictions

There are special restrictions on withdrawals from contracts issued in connection with Section 403(b) and other qualified plans. Please see Financial information: Federal tax matters for details about how withdrawals can be made from these contracts.

ACCUMULATION PERIOD	PROSPECTUS	23

Programs to build

your annuity

You may wish to take advantage of one of the programs we offer to help you build a stronger annuity. These include dollar cost averaging and portfolio rebalancing.

program are not the same as annuity payments you would receive from a payout option. Your contract value will be reduced by the amount of any withdrawals, applicable contract charges, deferred sales charges and annuity taxes. Such systematic withdrawals may be used to satisfy special tax rules related to substantially equal periodic payments or other needs you may have. We are not responsible for the accuracy of the calculations for distributed amounts and compliance with tax provisions. Please see Financial Information: Federal tax matters.

For the purpose of calculating the deferred sales charge and in order to minimize the applicable deferred sales charge, all amounts withdrawn are deemed to be withdrawn on a last-in first-out basis. In other words, we withdraw all available monies before we withdraw first year premium payments, which are subject to a deferred sales charge. Premium payments made in the second contract year and later will not be subject to a deferred sales charge upon withdrawal.

Unless you are making a withdrawal directly from the fixed-rate option in accordance with the bailout provisions, we will cash accumulation units in the following order:

•	all variable accumulation units attributable to the investment divisions; this will be done on a pro-rata basis unless you instruct us differently, then

•	all fixed accumulation units attributable to the fixed-rate option.

We will send you your payment within seven days of receiving a request from you in good order. Please see Payments later in this section.

If you have a question about surrenders or withdrawals, please call us toll free at 1-800-221-3253.

MANAGING YOUR ANNUITY

You may wish to take advantage of one of the programs we offer to help you build a stronger annuity. These include dollar cost averaging and portfolio rebalancing. There is no fee for dollar cost averaging or portfolio rebalancing, but we have the right to introduce one. We also have the right to modify or discontinue either program. We will give you written notice if we take any of these actions. Transfers under either program do not count against any free transfers permitted under the contract.

You may terminate either program at any time. However, money in the fixed-rate option will be subject to transfer restrictions which apply to the fixed-rate option, See Transfers for limitations on such transfers.

Assigning contract interests

If the contract is part of a corporate retirement plan or an individual plan under sections 401(a), 403(b) or 408 of the Internal Revenue Code, the contract owner’s interest in the contract cannot be assigned, unless the contract owner is not the annuitant or the annuitant’s employer. Assigned contract interests may be treated as a taxable distribution to the contract owner. See Federal tax matters for more information.

24	PROSPECTUS	ACCUMULATION PERIOD

Dollar Cost Averaging Programs

You can transfer specific amounts of money from one investment option to another on a monthly basis, as opposed to investing the total amount at one time. This approach may help lower your average dollar cost of investing over time. However, there is no guarantee that dollar cost averaging will result in profits or prevent losses.

If you wish to take advantage of this program, you must designate a dollar amount to be transferred automatically out of either the RS Money Market VIP Series investment division or the fixed-rate option, but not from both. You can designate the fixed-rate option for dollar cost averaging if you currently own a contract with the fixed-rate option endorsement. The money can go into one or more of the other variable investment options or the fixed-rate option. The rule still applies that you can invest in a maximum of only 20 options at one time (this includes the required RS Money Market VIP Series or fixed-rate option).

You can begin dollar cost averaging when you buy your contract or at any time afterwards, until annuity payments begin, by completing the dollar cost averaging election form and returning it to us. We must receive it in good order at least three business days before the monthly anniversary date of when you wish the transfers to begin.

You may select dollar cost averaging from the RS Money Market VIP Series investment division for periods of 12, 24 or 36 months. Dollar cost averaging from the fixed-rate option may be selected for a period of 36 months. Your total accumulation value at the time must be at least $10,000 for transfers over a 12-month period, and $20,000 for transfers over a 24 to 36 month period. Transfers will be made in the amounts you designate and must be at least $100 per receiving investment option.

Portfolio Rebalancing

Over time, you may find that the investment performance of certain Funds results in a shift in your holdings beyond the percentage you originally allocated. If this occurs, you may wish to use our portfolio rebalancing program to maintain a desired asset allocation mix. If you choose, we will automatically transfer amounts among your variable investment options to return them to the designated percentages. We will process these transfers quarterly. To participate in this program you must have an accumulation value of at least $10,000.

Reports

At least twice each year, we send a report to each contract owner. that contains financial information about the underlying Funds, according to applicable laws, rules and regulations. In addition, at least once each year, we send a statement to each contract owner that reports the number of accumulation units and their value under the contract. If several members of the same household each own a contract, we may send only one such report or prospectus to that address, unless you instruct us otherwise. You may receive additional copies by calling or writing our Customer Service Office.

ACCUMULATION PERIOD	PROSPECTUS	25

AUTOMATED TRANSFER AND AUTOMATED ALERT PROGRAMS

Our Automated Transfer (AT) Program offers you the ability to set up a future automatic transfer between two variable investment options offered through your contract when the accumulation unit value for a selected variable investment option either changes by a specified percentage or reaches a specific dollar amount. When you establish the AT order, you can select this percentage or dollar amount as well as the actual amount that will be transferred.

An AT buy order allows you to establish an order to transfer money from the RS Money Market VIP Series to any of the available variable investment options based on the percentage or dollar amount criteria you specify. An AT sell order allows you to establish an order to transfer money from any one of the available variable investment options to the RS Money Market VIP Series based on the percentage or dollar amount criteria that you specify. If an AT order is submitted in good order to GIAC’s Customer Service Office on a business day prior to 4:00 p.m. New York City time, the order will be established on the date it is submitted. If an AT order is submitted in good order on a business day after 4:00 p.m. New York City time or if it is submitted on non-business days, the order will be established on the next business day.

Once an AT order is established, and if the criteria you specify are met, a transfer will be automatically scheduled to be processed on the next business day. The AT will be processed on the next business day using that next business day’s accumulation unit value. The accumulation unit value of the specified variable investment option on the day the AT order criteria are met could fluctuate significantly from the accumulation unit value of that variable investment option on the next business day. You will have an opportunity to cancel the AT, either electronically via our website or by telephone, up until 4:00 p.m. New York City time on the day the AT is scheduled to be processed. Your cancellation must be received by GIAC’s Customer Service Office in good order before 4:00 p.m. New York City time on the day the AT is scheduled to be processed in order for the cancellation to be effective. As a courtesy to you, we will send an e-mail to the e-mail address(es) you specify informing you that the AT criteria has been met and an AT has been scheduled to be processed on the next business day. We cannot guarantee that you will receive this e-mail prior to the time that your AT will be processed. In the event you do not receive this e-mail or we do not receive your cancellation instructions in accordance with the requirements detailed above, GIAC will not be responsible for acting upon an AT order established by you, if that AT was processed in accordance with your previously received specifications.

After you establish an AT order, that AT order will remain active for the duration that you specify when you establish the order and will expire on the earliest to occur of the following: the date the AT is processed according to your specified criteria, or the order expiration date, or the date you cancel the order (if that date is prior to the order expiration date

26	PROSPECTUS	ACCUMULATION PERIOD

you previously specified). In addition, an active AT order and/or an AT that is scheduled to be processed will be cancelled automatically if any one of the following events occur: the contract is surrendered or you begin receiving annuity payments; a death claim is pending or paid; the owner is changed on the contract; any of the optional benefit riders you may have selected are terminated; your transfer rights have been restricted under the contract; assets in the variable investment options you specified are not available to process the transfer; or, at the time we attempt to process the AT, you are already invested in the maximum number of investment options.

The following requirements also apply to the AT program for each contract owned by you:

•	The contract accumulation value must be at least $10,000 in order to establish an AT order.

•	AT orders cannot be established if you are utilizing the dollar cost averaging and portfolio rebalancing programs.

•	AT orders cannot be established if you have an active living benefit rider on your contract.

•	AT orders cannot be established if you are receiving systematic partial withdrawals under your contract.

•	Only one AT buy order may be active at any one time.

•	Multiple AT sell orders are permitted at any time, but each AT sell order must be from a different variable investment option.

•

If multiple AT sell and/or buy orders meet their respective specified criteria on the same day, all such AT orders will be processed on the next business day, unless we receive the appropriate cancellation instructions from you.

Our Automated Alert program offers you the ability to request an e-mail from us notifying you that: 1) a selected variable investment option either changes by a specified percentage or reaches a specific dollar amount, or; 2) your contract accumulation value reaches a certain amount or changes by a certain percentage. The Automated Alert is for your information only. No transaction will occur automatically as a result of either requesting an Automated Alert or receiving an e-mail from us informing you that your specified criteria has been met.

When an Automated Alert meets the criteria you specified, we will send you an e-mail notification to the e-mail address(es) that you provided to us at the time you requested the Automated Alert. It is your responsibility to ensure that the e-mail addresses that you provided to us are correct and are able to accept delivery of this e-mail notification. Nevertheless, we cannot guarantee that you will receive your Automated Alert e-mail. In the event you do not receive this e-mail, GIAC will not be responsible for any consequences arising out of any Automated Alert e-mails you do not receive.

ACCUMULATION PERIOD	PROSPECTUS	27

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” a contractowner’s account. If these laws apply in a particular situation, we would not be allowed to process any request for a surrender, partial withdrawal, or transfer, or pay death benefits or make annuity payments. If a contract is frozen, the accumulation value would be moved to a special segregated account and held there until we receive instructions from the appropriate federal regulator. These laws may also require us to provide information about you and your contract to government agencies and departments.

GIAC reserves the right to discontinue or restrict the use of AT and Automated Alert privileges at any time, at its discretion. GIAC does not currently charge a fee for the AT and Automated Alert programs. However, we reserve the right to limit the frequency of ATs and Automated Alerts or to impose a charge for ATs and Automated Alerts. Other rights reserved by GIAC with respect to transfers are described in this prospectus, including the right to refuse transfers under certain conditions. See The accumulation period: Transfers.

PAYMENTS

For all transactions, we can delay payment if the contract is being contested. We can also delay payment until a premium payment check has cleared the payee’s bank. We may postpone any calculation or payment from the variable investment options if:

•	the New York Stock Exchange is closed for trading or trading has been suspended, or

•	the Securities and Exchange Commission restricts trading or determines that a state of emergency exists which may make payment or transfer impracticable.

28	PROSPECTUS	ACCUMULATION PERIOD

THE ANNUITY PERIOD

WHEN ANNUITY PAYMENTS BEGIN

You choose the month and year in which we will begin paying annuity benefits. The first payment is made on the first day of the month. The date you choose can’t be later than the annuitant’s 90th birthday, unless we have agreed. Please note that this date may be determined by the retirement plan under which your annuity contract was issued.

HOW YOUR ANNUITY PAYMENTS ARE CALCULATED

You can choose an annuitization option and select either variable or fixed payments or a combination of variable and fixed payments, if available, under that specific option. We use the following information to determine the annuity purchase rate when applying your accumulation value to an annuity payout option:

•	the table in your contract reflecting the gender and nearest age of the annuitant,

•	the annuity payout option you choose and,

•	if you choose a variable payment option, the assumed investment return you choose, and the investment returns of the variable investment options you choose.

Certain guaranteed annuity purchase rates appear in a table in your contract. Currently, we are using annuity purchase rates that are more favorable to you than those in your contract. We may change these rates from time to time but the rate will never be less favorable to you than those guaranteed in your contract. The appropriate annuity purchase rate is then used to calculate the number of annuity units attributable to your selected investment options. You will be credited with these annuity units based on the amount applied to the payout option (your accumulation value less any applicable annuity taxes) on the processing date for your first annuity payment. The number of annuity units credited to you is fixed for the duration of the annuity period unless you reallocate among the investment options, take a partial withdrawal from Option V-4, F-4 or F-5, or switch from Option V-4 to Option V-1 or Option F-4 to Option F-1. Each of your variable annuity payments is determined by multiplying the number of annuity units for each investment option by the annuity unit value for the appropriate investment option on the payment processing date. Your annuity payment will be the sum of these amounts.

The number and amount of your annuity payments won’t be affected by the longevity of annuitants as a group. Nor will they be affected by an increase in our expenses over the amount we have charged in your contract.

We will make annuity payments once a month, except as follows:

•	Proceeds of less than $2,000 will be delivered in a single payment.

•	We may change the schedule of installment payments to avoid payments of less than $20.

ANNUITY PERIOD	PROSPECTUS	29

If you choose a variable annuity payment, or a combination of variable and fixed payments, you may choose an assumed investment return on the variable annuity payments of 0%, 3 1/2%, or 5%, if allowed by applicable law or regulation, before we start making payments to you. If no choice is made, an effective annual interest rate of 3 1/2% will be used as the assumed investment return.

The assumed investment return is a critical assumption for calculating variable annuity payments. The greater the assumed investment return selected, the greater your initial annuity payment will be. A higher assumed investment return may result in a smaller potential growth in annuity payments. Conversely, a lower assumed investment return results in a lower initial annuity payment, but future annuity payments have the potential to be greater. The first variable payment will be based on the assumed investment return. Subsequent variable payments will fluctuate based on the performance of the variable investment options you have chosen as compared to the assumed investment return. For each such subsequent variable payment:

•	If the actual net annual return on investment equals the assumed investment return, the amount of your variable annuity payment will not change.

•	If the actual net annual return on investment is greater than the assumed investment return, the amount of your variable annuity payments will increase.

•	If the actual net annual return on investment is less than the assumed investment return, the amount of your variable annuity payments will decrease.

The interest rate used to compute the present value of any remaining unpaid payments will be the assumed investment return.

VARIABLE ANNUITY PAYOUT OPTIONS

The payout options currently offered are discussed below. You can choose to have annuity payments made under any one or a combination of the variable or fixed-rate annuity payout options that are available. You can make your choice at any time before your annuity payments begin. At any time, we may discontinue any of these options or make additional options available.

All variable annuity payout options are designated with the letter “V.” After the first payment, the amount of variable annuity payments will increase or decrease to reflect the value of your variable annuity units. The value of the units will reflect the performance of the variable investment options chosen. This is why the amount of each payment will vary.

There are a variety of payout options for you to choose from that we’ve described below. If you do not make a choice, we will automatically select Option V-2 with a 120-month guarantee. You may change options if you wish, provided you do so before we begin processing your first annuity payment.

Variable annuity

payout options

•	OPTION V-1 Life Annuity without Guaranteed Period

•	OPTION V-2 Life Annuity with 10-Year Guaranteed Period

•	OPTION V-3 Joint and Survivor Annuity

•	OPTION V-4 Variable Annuity Payments to Age 100

30	PROSPECTUS	ANNUITY PERIOD

OPTION V-1 – Life Annuity without Guaranteed Period

We make payments once a month during the annuitant’s lifetime, ending with the payment preceding the annuitant’s death. This option allows for the maximum variable payment because there is neither a guaranteed minimum number of payments nor a provision for a death benefit for beneficiaries. It is possible we may only make one payment, if the annuitant dies before the date of the second payment.

OPTION V-2 – Life Annuity with 10-Year Guaranteed Period

We make payments during the annuitant’s lifetime, but if the annuitant dies before 10 years’ worth of payments (120) are made, the remaining payments will be made to the beneficiary. The beneficiary can then choose to take all or part of the remaining payments in a lump sum at their current dollar value. If the beneficiary dies while receiving the payments, the balance will be paid in one sum at its current dollar value to the beneficiary’s estate.

OPTION V-3 – Joint and Survivor Annuity

We make payments during the joint lifetimes of the annuitant and a designated second person, the joint annuitant. If one dies, payments will continue during the survivor’s lifetime, but the amount of each payment will be based on two-thirds of the number of annuity units when both parties were alive. It is possible that only one annuity payment will be made if both the annuitant and joint annuitant die before the date of the second payment.

OPTION V-4 – Variable Annuity Payments to Age 100

We make a payment once a month for a whole number of years. The number of years will equal 100 minus the annuitant’s age when annuity payments begin. If the annuitant dies before age 100, we will pay the balance of the payments to the beneficiary for the remainder of that period, unless the beneficiary elects to be paid the present value of the remaining annuity payments in a lump sum. If the beneficiary dies while receiving such payments, we will pay the present value of the remaining payments to the beneficiary’s estate. Under this option, the payee has the right to change to Option V-1, the Life Annuity without Guaranteed Period.

Under Option V-4, the payee has the right to withdraw all or a portion of the present value of the remaining payments. If you request a partial withdrawal, we will liquidate annuity units in the amount necessary to meet the amount of your request. As a result, you will have fewer remaining annuity units which will lower the amount of money you receive in future income payments and the value of your remaining future payments will decrease.

The following conditions apply to partial withdrawals:

•	The payee may not withdraw less than $500,

•	One partial withdrawal is permitted each quarter without charge and additional withdrawals are permitted at a charge not to exceed the lesser of $25 or 2% of the amount withdrawn.

ANNUITY PERIOD	PROSPECTUS	31

•

After giving effect to the withdrawal, the present value of the remaining payments must be at least $2,000, and the remaining monthly payment must be at least $20 (or $60 quarterly, $120 semi-annually, or $240 annually).

If your partial withdrawal request does not meet the third condition, we will contact you within five business days for instructions. If we cannot reach you, we will pay you the present value of the remaining payments and cancel your contract. This surrender is subject to any applicable contract charges and deferred sales charges, and may have tax consequences.

Surrender or partial withdrawal during the annuity period will not trigger a new deferred sales charge; however, if we waived the deferred sales charge when the contract proceeds were applied to the payout option, the present value will be reduced by a portion of the charge that was waived. The reduction in the present value will be the amount obtained by multiplying (a) by the result of (b) divided by (c) where:

(a)	is the deferred sales charge that was waived;

(b)	is the number of whole months of any remaining unpaid payments until the date when the deferred sales charge would be zero; and

(c)	is the number of whole months remaining when the contract proceeds were applied to the payout option until the date when the deferred sales charge would be zero.

The interest rate used to compute the present value of any remaining unpaid payments will be the assumed investment return.

Please note that Option V-4 may have special tax consequences, including the following:

•	Option V-4 may not satisfy minimum required distribution requirements for qualified contracts, and

•	Option V-4 will in most circumstances be subject to the 10% penalty tax for distributions made before age 59 1/2.

In a recent ruling, the Internal Revenue Service (IRS) concluded that a partial withdrawal on or after the annuity commencement date is ordinary income subject to tax up to an amount equal to any excess of the cash value (determined without surrender charges) immediately before the withdrawal over the owner’s investment in the contract at that time (i.e., on an income first basis). In prior rulings, the IRS had concluded that the entire amount received as a partial withdrawal on or after the annuity commencement date from a non-qualified contract was to be taxed as ordinary income (i.e., on an all taxable basis). GIAC currently intends to report amounts received as partial withdrawals pursuant to the income first basis set forth in the IRS’s most recent ruling. Given the uncertainty in this area, you should consult a tax advisor regarding the tax consequences to you of a partial withdrawal under Option V-4. Other rules may apply to partial withdrawals from qualified contracts that elect Option V-4.

Contact your tax advisor for more information.

32	PROSPECTUS	ANNUITY PERIOD

Fixed-rate annuity

payout options

•	OPTION F-1 Life Annuity without Guaranteed Period

•	OPTION F-2 Life Annuity with 10-Year Guaranteed Period

•	OPTION F-3 Joint and Survivor Annuity

•	OPTION F-4 Fixed Annuity Payments to Age 100

•	OPTION F-5 Payments for a Period Certain

•	OPTION F-6 10-Year Guaranteed Period

FIXED-RATE ANNUITY PAYOUT OPTIONS

All Fixed Annuity Payout Options are designated by the letter “F.”

OPTION F-1 – Life Annuity without Guaranteed Period

We make fixed payments during the annuitant’s lifetime, ending with the payment preceding the annuitant’s death. This option offers the maximum fixed payment because there is neither a guaranteed minimum number of fixed payments nor a provision for a death benefit for beneficiaries. It is possible we may only make one payment under this option, if the annuitant dies before the date of the second payment.

OPTION F-2 – Life Annuity with 10-Year Guaranteed Period

We make fixed payments during the annuitant’s lifetime, but if the annuitant dies before 10 years’ worth of payments (120) are made, the remaining payments will be made to the beneficiary. The beneficiary can then choose to take all or part of the remaining payments in a lump sum at their current dollar value. If the beneficiary dies while receiving the payments, the balance will be paid in one sum at its current dollar value to the beneficiary’s estate.

OPTION F-3 – Joint and Survivor Annuity

We make fixed payments during the joint lifetimes of the annuitant and a designated second person, the joint annuitant. If one dies, payments will continue during the survivor’s lifetime, but the amount of the payment will be based on two-thirds of the number of annuity units when both parties were alive. It is possible that only one payment will be made if both the annuitant and joint annuitant die before the date of the second payment.

OPTION F-4 – Fixed Annuity Payments to Age 100

We make payments for a whole number of years. The number of years will equal 100 minus the annuitant’s nearest age when annuity payments begin. Payments will never be less than the guaranteed amounts shown in your contract. If you choose this option, it will earn interest at the then current interest rate set by us. We declare a new interest rate for this option on January 1st of each year, which will remain in effect for the whole calendar year. Annuity payment amounts will increase if the rate we credit is greater than the guaranteed interest rate of 3%.

If the annuitant dies before age 100, we will pay the balance of the payments to the beneficiary for the remainder of that period, unless the beneficiary elects to be paid the present value of the remaining annuity payments in a lump sum. If the beneficiary dies while receiving such payments, we will pay the present value of the remaining payments to the beneficiary’s estate. Under this option, the payee has the right to change to Option F-1, the Life Annuity without Guaranteed Period.

Please note that Option F-4 may have special tax consequences, including the following:

•	Option F-4 may not satisfy minimum required distribution requirements for qualified contracts, and

•	Option F-4 will in most circumstances be subject to the 10% penalty tax for distributions made before age 59 1/2.

Contact your tax advisor for more information.

ANNUITY PERIOD	PROSPECTUS	33

OPTION F-5 – Payments for a Period Certain

We make monthly payments for a whole number of years for 15 to 30 years, depending on the whole number of years you select. Payments will never be less than the guaranteed amounts shown in your contract. If you choose this option, it will earn interest at the then current interest rate set by us. We declare a new interest rate for this option on January 1st of each year, which will remain in effect for the whole calendar year. Annuity payment amounts will increase if the rate we credit is greater than the guaranteed interest rate of 3%.

If the annuitant dies during the payment period, we will pay the balance of the payments to the beneficiary for the remainder of that period, unless the beneficiary elects to be paid the present value of the remaining annuity payments in a lump sum. If the beneficiary dies while receiving such payments, we will pay the present value of the remaining payments to the beneficiary’s estate.

Please note that Option F-5 may have special tax consequences, including the following:

•	Option F-5 may not satisfy minimum required distribution requirements for qualified contracts, and

•	Option F-5 may not satisfy the periodic payment exception to 10% penalty tax for distributions made before age 59 1/2.

Contact your tax advisor for more information.

Withdrawals under Options F-4 and F-5

Under Option F-4 or F-5, the payee has the right to withdraw all or a portion of the present value of the remaining payments. This will result in a reduction in future payments. The following conditions apply to partial withdrawals.

•	The payee may not withdraw less than $500.

•

One partial withdrawal is permitted each quarter without charge (other than any applicable deferred sales charge) and additional withdrawals are permitted at a charge not to exceed the lesser of $25 or 2% of the amount withdrawn.

•

After giving effect to the withdrawal, the present value of the remaining payments must be at least $2,000, and the remaining monthly payment must be at least $20 (or $60 quarterly, $120 semi-annually, or $240 annually).

If your partial withdrawal request does not meet the third condition, we will promptly attempt to contact you for additional instructions. If we don’t receive revised instructions that comply with the third condition within five business days of the original request, we will pay you the present value of the remaining payments and cancel your contract. This surrender is subject to any applicable contract charges and deferred sales charges, and may have tax consequences.

In a recent ruling, the Internal Revenue Service (IRS) concluded that a partial withdrawal on or after the annuity commencement date is ordinary income subject to tax up to an amount equal to any excess of the cash value (determined without surrender charges) immediately before the withdrawal over the owner’s investment in the contract at the

34	PROSPECTUS	ANNUITY PERIOD

time (i.e., on an income first basis). In prior rulings, the IRS had concluded that the entire amount received as a partial withdrawal on or after the annuity commencement date from a non-qualified contract was to be taxed as ordinary income (i.e., on an all taxable basis). GIAC currently intends to report amounts received as partial withdrawals pursuant to the income first basis as set forth in the IRS’s most recent ruling. Given the uncertainty in this area, you should consult a tax advisor regarding the tax consequences to you of a partial withdrawal under Option F-4 or F-5. Other rules may apply to partial withdrawals from qualified contracts that elect Option F-4 or F-5.

If you make a surrender or partial withdrawal during the annuity period under Option F-4 or F-5, and, if we waived the deferred sales charge when the contract proceeds were applied to the Option F-4 or F-5, the amount withdrawn will be reduced by a portion of the charge that was waived. The reduction in the amount withdrawn will be the amount obtained by multiplying (a) by the result of (b) divided by (c) multiplied by (d) where:

a)	is the deferred sales charge that was applicable at the time the contract proceeds were applied to this payout option:

b)	is the number of whole months of any remaining unpaid payments until the date when the deferred sales charge would have been zero;

c)	is the number of whole months remaining when the contract proceeds were applied to the payout option until the date when the deferred sales charge would have been zero; and

d)	is the amount of the present value of payments withdrawn divided by the total present value of the variable payments.

The reduction in the amount withdrawn, as shown by a formula, is as follows:

(a) ×	(	b	)	× (d)
c

The interest rate we use to compute the present value of any remaining unpaid payments will be the guaranteed interest rate of 3%.

OPTION F-6 – 10-Year Guaranteed Period

We make fixed monthly payments to you for a period of ten years. If the annuitant dies during the ten year payment period, the remaining payments will be made to the beneficiary or the beneficiary can choose to take the remaining payments in a lump sum at the present value of the remaining payments. If the beneficiary dies while receiving the payments, the balance will be paid in one sum at the present value of the remaining payments to the beneficiary’s estate.

Please note that Option F-6 may have special tax consequences, including the following:

•	Option F-6 may not satisfy minimum required distribution requirements for qualified contracts, and

•	Option F-6 will in most circumstances be subject to the 10% penalty tax for distributions made before age 59 1/2.

Contact your tax advisor for more information.

ANNUITY PERIOD	PROSPECTUS	35

OTHER CONTRACT FEATURES

Death benefits

If the later to survive of the annuitant and the contingent annuitant dies before the date annuity payments begin, we pay a death benefit. In addition, you have the option of choosing among several enhanced death benefit riders which may provide a higher death benefit.

DEATH BENEFITS

If the annuitant you have named dies before the date annuity payments begin, we pay a death benefit unless you have named a contingent annuitant. If you have named a contingent annuitant, we pay a death benefit prior to the date annuity payments commence upon the death of the later to survive of the annuitant and contingent annuitant. In addition, you have the option of buying an enhanced death benefit rider and/or an earnings benefit rider which may provide higher death benefits.

The regular death benefit if the annuitant dies before age 85 is the greatest of:

•	the accumulation value of the contract at the end of the valuation period during which we receive proof of death in good order, minus any annuity taxes;

•	the total of all premiums paid, minus any partial withdrawals, any deferred sales charges previously paid on any withdrawals and annuity taxes; or

•

the accumulation value of the contract as of the reset date immediately preceding the annuitant’s date of death, plus any net premiums paid after that date, less the amount of any partial withdrawals after that date, any deferred sales charges paid on any such withdrawals and any annuity taxes. The first reset date is on the seventh contract anniversary. After this, each reset date will be each seventh contract anniversary after that (i.e., the 14th, 21st, 28th contract anniversaries, and so on).

For annuitants aged 80 or older on the contract’s issue date, the death benefit will be the accumulation value at the end of the valuation period during which we receive proof of death in good order, minus any annuity taxes.

If the annuitant is age 85 or older at the time of death, the death benefit payable will be the accumulation value as of the end of the valuation period during which we received proof of death in good order, minus any annuity taxes.

We normally pay the death benefit within seven days of receiving in good order proof of death. However, we have the right to defer the payment of other contract benefits under certain circumstances. These are described under Surrenders and partial withdrawals.

If the annuitant is not a contract owner and dies on or before the date that annuity payments begin, we will pay the death benefits to the beneficiary. If the beneficiary has also died, we will pay the benefits to the contingent beneficiary. If a contingent beneficiary hasn’t been named, then we will pay the benefits to you, the contract owner. However, if you are no longer living, we will pay the benefits to your estate.

36	PROSPECTUS	OTHER CONTRACT FEATURES

If you are both the annuitant and the owner of the contract, and you die before the date annuity payments begin, we will pay the death benefit to your beneficiary, as described above. However, we must distribute your interest according to the Special requirements outlined below. In this situation, your beneficiary will become the new owner of the contract.

We will pay the death benefit in a lump sum unless:

•	You have chosen a different annuity payout option for the death benefit. We must receive notification of your choice at least three business days before we pay out the proceeds.

•

You, the contract owner, have not chosen a payout option and the beneficiary has. Again, we must receive the beneficiary’s request at least three business days before we pay out the proceeds, and within a year of the annuitant’s death.

If the death benefit proceeds will not be paid in one lump sum and the death benefit proceeds exceed the accumulation value of the contract as of the end of the valuation period during which we received proof of death in good order, GIAC will credit to the contract an amount equal to the difference between the death benefit proceeds and the accumulation value of the contract. Such amount will be credited to the RS Money Market VIP Series investment option.

If you are a contract owner but not the annuitant, and you die before the date annuity payments begin, then any joint contract owner will become the new owner of the contract. If you haven’t named a joint contract owner, then your beneficiary will become the new owner of the contract. In the event of any contract owner’s death, we must distribute all of the owner’s interest in the contract according to the Special requirements outlined below.

Generally, your beneficiaries will be taxed on the gain in your annuity contract. Consult your tax adviser about the estate tax and income tax consequences of your particular situation.

Special requirements

If a contract owner dies before the annuity commencement date, the following rules apply.

If the beneficiary (or the sole surviving joint contract owner) is not your spouse, and you die before the date annuity payments begin, then we must distribute all of your interest in the contract within five years of your death.

Primary annuitant

Please note that the primary annuitant is determined in accordance with Section 72(s) of the Internal Revenue Code, which states that he or she is the person the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the contract.

OTHER CONTRACT FEATURES	PROSPECTUS	37

These distribution requirements will be satisfied if any portion of the deceased contract owner’s interest:

•	is payable to, or for the benefit of, any new contract owner, and

•	will be distributed over the new contract owner’s life, or over a period not extending beyond the life expectancy of any new contract owner.

Under the above conditions, distributions must begin within one year of a contract owner’s death.

If the beneficiary (or sole surviving joint contract owner) is your spouse, he or she can continue the contract, assuming the role of contract owner.

If an owner dies on or after the annuity commencement date but before the entire contract has been distributed then the remaining portion must be distributed at least as rapidly as under the method of distribution in effect as of the date of the owner’s death.

If an owner of the contract is not an individual, then the annuitant will be treated as the owner of the contract for purposes of these distribution requirements. In this situation, any change in or death of the annuitant will be treated as the death of a contract owner.

SPOUSAL CONTINUATION

Your contract may be continued under spousal continuation if:

•	you die and your spouse is the only named beneficiary on the date of your death; or

•	your contract has two joint owners, and

•	one but not both joint owners dies before annuity payments begin;

•	the two joint owners were married to each other on the date of the deceased owner’s death; and

•	both joint owners were the only named concurrent beneficiaries on the date of the deceased owner’s death.

We must receive notice of election of spousal continuation by the 90th day after we receive proof in good order of the owner’s death. If the surviving spouse qualifies for spousal continuation and does not elect a method of death benefit payment by such 90th day, spousal continuation will be deemed to have been elected on that day. Spousal continuation will not satisfy minimum required distribution rules for qualified contracts other than IRAs.

Upon spousal continuation, if the death benefit proceeds that would have been paid upon the owner’s death exceed the accumulation value on the date used to calculate the death benefit, then we will credit the RS Money Market VIP Series variable investment option with an amount equal to the difference between the death benefit proceeds and the accumulation value. If applicable, the surviving spouse will replace the

38	PROSPECTUS	OTHER CONTRACT FEATURES

deceased owner as annuitant or contingent annuitant. The death benefit payable under the continued contract is the accumulation value at the end of the valuation period during which we receive proof of death of the surviving spouse, minus any annuity taxes.

All premium payments made prior to spousal continuation will not be subject to a deferred sales charge. All provisions of the contract with respect to deferred sales charges will apply to the partial withdrawal or surrender of any premium payments made after spousal continuation.

CONTRACT ANNIVERSARY ENHANCED DEATH BENEFIT

When you buy your contract, you can choose to buy an enhanced death benefit. The enhanced death benefit rider is only available if the annuitants are under age 75. If a death benefit is payable and this option is in force, the beneficiary will receive either the death benefit described above or the enhanced death benefit, whichever is greater. You should consult your tax adviser prior to selecting any rider.

The enhanced death benefit is available only in states where it has been approved.

This rider has a daily charge based on an annual rate of 0.25% of the net assets of your variable investment options.

The enhanced death benefit is calculated as follows:

•	the highest accumulation value of the contract on any contract anniversary before the annuitant’s 85th birthday:

–	plus any premiums paid after that contract anniversary
–	minus any partial withdrawals after that contract anniversary
–	minus any deferred sales charges and annuity taxes applicable to such withdrawals.

Owners who select this benefit at the time their contract is issued may be eligible for waivers of deferred sales charges. See Contract costs and expenses – Contingent deferred sales charge.

We will terminate this benefit on the earliest of the following dates:

•	the date the enhanced death benefit is paid out

•	the date the contract terminates

•	the date of the annuitant’s 85th birthday

•	the date annuity payments begin

•	the date we receive a written termination request from you.

Once the rider is terminated, it cannot be reinstated. The death benefit reverts to the basic death benefit, and no further charges will be deducted for this benefit. Please see Death benefits.

OTHER CONTRACT FEATURES	PROSPECTUS	39

EARNINGS BENEFIT RIDER

When you buy your contract, you can choose to buy an earnings benefit rider. You will pay a daily charge for this rider based on an annual rate of 0.25% of the net assets of your variable investment options.

The earnings benefit rider may in certain circumstances increase the death benefit, based on a percentage of your contract earnings up to a specified maximum limit of your adjusted premium payments. How we determine both earnings and adjusted premiums are described below.

You should evaluate the following when considering electing this benefit:

•

You will only receive the earnings benefit if there is investment growth (or “earnings”) in your contract value at the time of the annuitant’s death; otherwise, we will not pay any earnings benefit under the rider.

•

Partial withdrawals may have the effect of reducing or eliminating the earnings benefit payment upon the annuitant’s death, because withdrawals reduce the premium amount used to determine if there is any gain in your contract.

•

If any change is made to the owner or annuitant after the purchase of the contract, we will not pay an earnings benefit, even though the charge for this benefit has been deducted prior to the time the change was made.

•	There are potential tax consequences associated with purchasing the rider. See the discussion of the potential tax consequences of electing this feature under Federal Tax Matters.

•	The charge for this rider will continue to be deducted even during periods when the rider would pay no benefit because there are no earnings.

We are seeking regulatory approval for this feature and will offer it in those jurisdictions where we have received such approval. Terms and conditions may differ between jurisdictions when the feature is approved. The earnings benefit rider is not available to current contract owners.

If the annuitant is 69 or younger when we issue the contract, the earnings benefit will be 40% of your earnings upon the annuitant’s death (the accumulation value minus the adjusted premiums) with a maximum payment of 40% of the adjusted premiums.

If the annuitant is between the age of 70 and 79 when we issue the contract, the earnings benefit will be 25% of earnings upon the annuitant’s death (the accumulation value minus the adjusted premiums), with a maximum payment of 25% of the adjusted premiums.

Your spouse may continue the contract with the earnings benefit rider upon your death only if you are the annuitant and sole owner and your spouse is the sole beneficiary when the contract is issued. Any later changes in the annuitant or owner will prevent your spouse from

40	PROSPECTUS	OTHER CONTRACT FEATURES

continuing the rider. If your spouse is age 80 or older upon your death, your spouse may not continue this rider.

If your spouse elects to continue this rider upon your death, we will credit the contract an amount equal to the amount by which the death benefit then payable under the contract (including the enhanced death benefit, if applicable) plus any earnings benefit payable exceeds the accumulation value of the contract on the date of death. This amount will be credited to the RS Money Market VIP Series variable investment option. Your spouse will be subject to the same fees, charges and expenses that were applicable to you, except that your spouse may not continue any other riders (other than the earnings benefit rider) that had been elected for the contract, and charges will not be deducted for other rider benefits after your death.

Upon the death of your surviving spouse before the annuity commencement date, the earnings benefit proceeds must be distributed to the beneficiaries named by your spouse or allocated to the contract if the beneficiaries continue the contract. However, the beneficiaries may not continue the rider. To determine the amount of any earnings benefit on the date of your spouse’s death, we begin by calculating two different numbers:

•

The first number is the amount of adjusted premiums as of your spouse’s death. This amount is the accumulation value at the time your spouse continued the contract (the sum of the contract death benefit, including any enhanced death benefit, plus any earnings benefit), adjusted by:

•	adding any net premiums contributed to the contract after your death

•	proportional reductions for partial withdrawals (as explained below) taken from the contract after your death

•	The second number is the accumulation value as of your spouse’s death minus the first number calculated immediately above.

If your spouse was age 69 or younger upon your death, the beneficiaries will receive 40% of the lesser of these amounts. If your spouse is between ages 70 and 79 upon your death, the beneficiaries will receive 25% of the lesser of these two amounts.

In summary, upon your surviving spouse’s death, we calculate whether a second earnings benefit is payable based on a percentage of earnings from the time of your death until your spouse’s death (the second number indicated above). However, such amount payable may not be more than the specified percentage of the adjusted premiums (as explained in the first number indicated above).

As mentioned above, for purposes of calculating the earnings benefit, the amount of the premiums is adjusted for any partial withdrawals and any applicable deferred sales charges and annuity taxes. Each time you make a partial withdrawal, we will adjust premium amounts by multiplying the

OTHER CONTRACT FEATURES	PROSPECTUS	41

premium payment amount (or, if the amount has been previously adjusted, the adjusted premium payment amount) by:

Partial withdrawal amount (including any deferred sales charges and annuity taxes)
The accumulation value of your contract prior to withdrawal

We will terminate the earnings benefit rider on the earliest of the following dates:

•	the date the contract terminates

•	on the annuitant’s 90th birthday

•	the date annuity payments begin

•	the date we receive a written termination request from you

•	the date of the annuitant’s death, unless you are the annuitant and your spouse elects to continue the contract and rider

•	the date of your spouse’s death, if your spouse continued the rider and

•	the date the owner, joint owner or annuitant is changed unless the change is the result of a surviving spouse’s decision to continue the contract.

Once the rider is terminated, it cannot be reinstated, and no further charges will be deducted for this benefit.

LIVING BENEFIT RIDER (REFERRED TO AS “DECADE”)

When you buy your contract, you can choose to buy a living benefit rider. In order to purchase this rider, the annuitant must be 74 years old or younger at the time we issue your contract. You will pay a daily charge for this rider based on an annual rate of 0.25% of the net assets of your variable investment options.

This rider provides for a living benefit on the tenth contract anniversary if the accumulation value of your contract on that date is less than your initial premium payment, adjusted as described below for any partial withdrawals you’ve made before that date. The living benefit amount you may receive is equal to the amount by which the adjusted initial premium payment exceeds your accumulation value on the tenth contract anniversary.

If you are eligible to receive the living benefit at the tenth contract anniversary, the living benefit amount will be credited to the RS Money Market VIP Series variable investment option.

If you elect the living benefit rider, you will be subject to a number of special rules while the rider is in force:

•	We will not accept any additional premium payments into your contract. However, for contracts issued in connection with premium

42	PROSPECTUS	OTHER CONTRACT FEATURES

payments directed to us from other insurance companies, we may consider all such amounts when received as part of the initial premium payment for purposes of this rider.

•	You must allocate your net premiums at the time your contract is issued among the following groupings of allocation options. Each grouping is designated as an Asset Allocation Class.

10% –	RS Money Market VIP Series, RS Low Duration Bond VIP Series or The Fixed-Rate Option (if The Fixed-Rate Option was available at the time your contract was issued).

40% –	RS Investment Quality Bond VIP Series, RS Low Duration Bond VIP Series, AIM V.I. Government Securities Fund, Van Kampen Life Investment Trust Government Portfolio or The Fixed-Rate Option (if The Fixed-Rate Option was available at the time your contract was issued).

40% –	AIM V.I. Capital Appreciation Fund, AIM V.I. Core Equity Fund, AllianceBernstein Growth & Income Portfolio, AllianceBernstein Value Portfolio, Fidelity VIP Balanced Portfolio, Fidelity VIP Contrafund Portfolio, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Portfolio, RS Core Equity VIP Series, RS S&P 500 Index VIP Series, RS Asset Allocation VIP Series, RS High Yield Bond VIP Series, RS Large Cap Value VIP Series, RS Partners VIP Series, RS International Growth VIP Series, Janus Aspen Flexible Bond Portfolio, Janus Aspen Growth and Income Portfolio, MFS Strategic Income Series, MFS Investors Trust Series, Jennison Portfolio, Value Line Centurion Fund, Value Line Strategic Asset Management Trust or Van Kampen Life Investment Trust Growth and Income Portfolio.

10% –	AIM V.I. Capital Appreciation Fund, Alger American Leveraged Allcap Portfolio, AllianceBernstein Large Cap Growth Portfolio, AllianceBernstein Global Technology Portfolio, American Century VP Capital Appreciation, RS Small Cap Core Equity VIP Series, RS Emerging Markets VIP Series, Fidelity VIP Mid Cap Portfolio, Janus Aspen Mid Cap Growth Portfolio, Janus Aspen Forty Portfolio, Janus Aspen Worldwide Growth Portfolio, MFS Core Equity Series, MFS Emerging Growth Series, MFS New Discovery Series or Templeton Growth Securities Fund.

•

On each quarterly anniversary, your accumulation value will be rebalanced to the allocation percentage listed above. If necessary, we will waive the usual fixed-rate option transfer restrictions to perform the rebalancing. Within each Asset Allocation Class, we will make shifts pro rata among the allocation options you have chosen for that class at the time of the rebalancing.

•	You may only make transfers to allocation options within the same Asset Allocation Class.

•	We will deduct any partial withdrawals from all allocation options pro rata. You will not be able to choose the allocation options from which withdrawals are made.

OTHER CONTRACT FEATURES	PROSPECTUS	43

As mentioned above, for the purposes of calculating the living benefit, the amount of the initial premium is adjusted for any partial withdrawals (including any applicable deferred sales charges) and annuity taxes. Each time you make a partial withdrawal, we will adjust the initial premium payment amount by multiplying the initial premium payment amount (or, if the amount has been previously adjusted, the adjusted initial premium payment amount) by:

your withdrawal amount
the accumulation value of your contract

We will terminate the living benefit rider on the earliest of the following dates:

•	the date we process any transaction requested by you that is inconsistent with the special rules outlined above

•	the date the annuitant dies

•	the tenth contract anniversary

•	the date the contract terminates

•	the date annuity payments begin

•	the date we receive a written termination request from you.

If the contract is jointly owned by you and your spouse, your spouse may continue the contract and rider after your death, provided the annuitant is still living. Non-spouse joint owners may also continue this rider upon your death, provided the annuitant is still living and no distributions have occurred prior to the tenth contract anniversary as a result of your death.

This rider is only available if it is approved in your state. Once the rider is terminated, it cannot be reinstated, and no further charges will be deducted for this benefit.

44	PROSPECTUS	OTHER CONTRACT FEATURES

FINANCIAL INFORMATION

HOW WE CALCULATE ACCUMULATION UNIT VALUES

When you choose a variable investment option, you accumulate variable accumulation units. With the fixed-rate option, you accumulated fixed accumulation units. To calculate the number of accumulation units you buy with each payment (and any investment credit), we divide the amount you invest in each option by the value of units in the option. We use the unit value next calculated after we have received and accepted your payment. We calculate unit values at the close of business of the New York Stock Exchange, usually at 4:00 p.m. New York City time, each day the Exchange is open for trading.

To determine the value of your account, we multiply the number of accumulation units in each option by the current unit value for the option.

The net investment factor is a measure of the investment experience of each variable investment option. We determine the net investment factor for a given valuation period as follows:

•	At the end of the valuation period we add together the net asset value of a Fund share and its portion of dividends and distributions made by the Fund during the period.

•	We divide this total by the net asset value of the particular Fund share calculated at the end of the preceding valuation period.

•

Finally we add up the daily charges (mortality and expense risks, administrative expenses, any annuity taxes, the enhanced death benefit rider and the living benefit rider where applicable) and subtract them from the above total.

The value

of your account

To determine the value of your account, we multiply the number of accumulation units in each option by the current unit value for the option.

FINANCIAL INFORMATION	PROSPECTUS	45

Costs and

expenses

No sales charges are deducted from your premium payments when you make them.

However, the following charges will apply:

•	expenses of the Funds

•	mortality and expense risk charge

•	administrative expense

•	contract fee;

and the following charges may apply:

•	enhanced death benefit expense

•	living benefit rider expense

•	earnings benefit rider expense

•	contingent deferred sales charge

•	partial withdrawal charge.

•	annuity premium taxes

•	transfer charge

See accompanying text for details.

CONTRACT COSTS AND EXPENSES

The amount of a charge may not strictly correspond to the costs of providing the services or benefits indicated by the name of the charge or related to a particular contract, and we may profit from charges. For example, the contingent deferred sales charge may not fully cover all of the sales and distribution expenses actually incurred by GIAC, and proceeds from other charges, including the mortality and expense risk charge, may be used in part to cover these expenses.

There is no specific charge for the investment credit. We will pay the credit out of our surplus, and we will recover it over time from the proceeds of the surrender charge, contract fee, and mortality and expense risk charge. To the extent these charges exceed our actual costs, we may generate a profit.

No sales charges are deducted from your premium payments when you make them. However, the following charges do apply:

Expenses of the Funds

The Funds you choose through your variable investment options have their own management fees, 12b-1 fees, redemption fees and general operating expenses. The deduction of these fees and expenses is reflected in the per-share value of the Funds. They are fully described in the Funds’ prospectuses.

Mortality and expense risk charge

To cover our mortality and expense risks, during the first four contract years you will pay a daily charge based on an annual rate of 1.55% of the value of the assets in your variable investment options. Thereafter, the charge will be based on an annual rate of 1.45%. Mortality risks arise from our promise to pay death benefits and make annuity payments to each annuitant for life. Expense risks arise from the possibility that the amounts we deduct to cover sales and administrative expenses may not be sufficient. We expect a profit from this charge and we can use any such profit for any legitimate corporate purpose including paying distribution expenses for the contracts.

Administrative expenses

You will also pay a daily charge based on an annual rate of 0.20% of the value of the assets in your variable investment options for our administrative expenses.

Enhanced death benefit expenses

If you choose the enhanced death benefit and it is in effect, you will pay a daily charge based on an annual rate of 0.25% of the value of the assets in your variable investment options.

Living benefit rider expense

If you choose the living benefit rider and it is in effect, you will pay a daily charge based on an annual rate of 0.25% of the value of the assets in your variable investment options.

46	PROSPECTUS	FINANCIAL INFORMATION

Earnings benefit rider expense

If you choose the earnings benefit rider, you will pay a daily charge based on an annual rate of 0.25% of the net assets of your variable investment options. This fee is charged even during periods when this rider would not pay any benefits because there are no earnings.

Contract fee

We deduct a yearly fee of $35 on each anniversary date of your contract. To pay this charge, we will cancel the number of accumulation units that is equal in value to the fee. We cancel accumulation units in the same proportion as the percentage of the contract’s accumulation value attributable to each variable investment option and the fixed-rate option. If you surrender your contract before the contract anniversary date, we will still deduct the contract fee for that year on the date of surrender. We will waive the contract fee if the accumulation value is $100,000 or more on the anniversary date of your contract.

In addition, the following charges may apply:

Contingent deferred sales charge

If you make a partial withdrawal from your account or surrender your contract during the first four contract years, you may pay a deferred sales charge on any amount that was paid into your contract during the first contract year. This charge compensates us for expenses related to the sale of contracts.

When we calculate the deferred sales charge, all amounts taken out are deemed to be withdrawn on a last-in, first-out basis. We do this to minimize the amount you owe. Deferred sales charges are listed in the table.

The maximum contingent deferred sales charge that you will pay is equal to 3% of the lesser of: (i) the total of all premium payments made within the first contract year; or (ii) the amount withdrawn or surrendered. However, during the first four contract years, you may make a partial withdrawal without a deferred sales charge, of an amount equal to the greater of: (i) the excess of the accumulation value on the date of withdrawal over the total of the net premium payments that you have made (and not withdrawn) in the first contract year; or (ii) 10% of the total premium payments made during the first contract year minus the total of all the withdrawals you already made during the current contract year. For purposes of calculating the contingent deferred sales charge, we do not take into account any investment credits.

If you elect the Contract Anniversary Enhanced Death Benefit Option at the time the contract is issued we may waive surrender charges if you are confined to a long term care facility or hospital for a continuous 90 day period commencing on or after the third contract anniversary or if you are diagnosed to have a terminal illness at any time while the contract is in force.

Deferred sales

charges

Number of contract years completed	Deferred sales charge (%)
0	3
1	2
2	1
3	1
4+	0

FINANCIAL INFORMATION	PROSPECTUS	47

Tax advice

Consult your tax adviser about your circumstances, any recent tax developments, and the impact of state tax laws.

Deferring tax

When you invest in an annuity contract, you usually don’t pay taxes on your investment gains until you withdraw the money – generally for retirement purposes. In this way, annuity contracts have been recognized by the tax authorities as a legitimate means of deferring tax on investment income.

Annuity taxes

Some states and municipalities may charge annuity taxes when premium payments are made or when you begin to receive annuity payments. These taxes currently range up to 3.5% of your premium payments.

In jurisdictions where the annuity tax is incurred when a premium payment is made, we will pay the annuity tax on your behalf and then deduct the same amount from the value of your contract when you surrender it, or on your death, or it is applied under a payout option, whichever is first. We will do this only if permitted by applicable law.

Partial withdrawal charge

During the annuity period, if you make more than one partial withdrawal in a calendar quarter, you will pay an administrative charge equal to the lesser of $25 or 2% of the amount of the partial withdrawal.

Transfer charge

Currently, we do not charge for transfers. However, we reserve the right to charge up to $25 for each transfer. We will deduct this charge on a proportional basis from the options from which amounts are transferred.

FEDERAL TAX MATTERS

The following summary provides a general description of the Federal income tax considerations associated with the contract. It is not intended to be complete, to cover all tax situations or address state taxation issues. This summary is not intended as tax advice. You should consult a tax adviser for more complete information. This summary is based on our understanding of the present Federal income tax laws. We make no representation as to the likelihood of continuation of the present Federal income tax laws or as to how they may be interpreted by the Internal Revenue Service (IRS).

We believe that our contracts will qualify as annuity contracts for Federal income tax purposes and the following summary assumes so. Further details are available in the Statement of Additional Information, under the heading Tax Status of the Contracts.

When you invest in an annuity contract, you usually don’t pay taxes on your investment gains until you withdraw the money – generally for retirement purposes. In this way, annuity contracts have been recognized by the tax authorities as a legitimate means of deferring tax on investment income.

We believe that if you are a natural person you won’t be taxed on increases in the accumulation value of a contract until a distribution occurs or until annuity payments begin. For these purposes, the agreement to assign or pledge any portion of a contract’s accumulation value and, in the case of a qualified contract (described below), any portion of an interest in the qualified plan generally will be treated as a distribution.

48	PROSPECTUS	FINANCIAL INFORMATION

When annuity payments begin, you generally will be taxed only on the investment gains you have earned and not on the payments you made to purchase the contract. Generally, withdrawals from your annuity should only be made once you reach age 59 1/2, die or are disabled; otherwise a 10% tax penalty may be applied against any amounts included in income. Additional exceptions may apply in other situations and to distributions from a qualified contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

If you invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a qualified contract. If your annuity is independent of any formal retirement or pension plan, it is termed a non-qualified contract.

Taxation of non-qualified contracts

Non-natural person – If a non-natural person owns a non-qualified annuity contract, the owner generally must include in income any increase in the excess of the accumulation value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

This following summary generally applies to contracts owned by natural persons.

Withdrawals before the annuity commencement date – When a withdrawal from a non-qualified contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to any excess of the accumulation value immediately before the distribution that exceeds the owner’s investment in the contract. Generally, the owner’s investment in the contract is the amount equal to the premiums or other consideration paid for the contract, reduced by any amounts previously distributed from the contract that were not subject to tax at that time. Investment credits are not considered part of the owner’s investment in the contract and will be treated as income when a distribution is taken. In the case of a surrender under a non-qualified contract, the amount received generally will be taxable only to the extent it exceeds the owner’s investment in the contract.

It is possible that the IRS may decide to consider the charges you may choose to pay for certain optional benefits offered through the contract (e.g., living benefit rider, earnings benefit rider) to be taxable distributions to you which may also be subject to tax penalties if you are under age 59 1/2. You should consult your tax adviser before selecting any of the optional benefits available under this contract.

Withdrawals after the annuity commencement date – After the Annuity Commencement Date, under Option V-4, F-4 and F-5, the payee has the right to withdraw a portion of the present value of the remaining payments. In a recent ruling, the IRS concluded that a partial withdrawal on or after the annuity starting date is ordinary income subject to tax up

Employer-

sponsored or independent?

If you invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a qualified contract. If your annuity is independent of any formal retirement or pension plan, it is termed a non-qualified contract.

FINANCIAL INFORMATION	PROSPECTUS	49

to an amount equal to any excess of the cash value (determined without surrender charges) immediately before the withdrawal over the owner’s investment in the contract at that time ( on an income first basis). In prior rulings, the IRS had concluded that the entire amount received as a partial withdrawal on or after the annuity starting date from a non-qualified contract was to be taxed as ordinary income (i.e., on an all taxable basis). GIAC currently intends to report amounts received as partial withdrawals pursuant to the income first basis set forth in the IRS’s most recent ruling. Given the uncertainty in this area, you should consult a tax adviser regarding the tax consequences to you of a partial withdrawal under Option V-4, F-4 or F-5. Other rules may apply to partial withdrawals from qualified contracts that elect Option V-4, F-4 or F-5.

Penalty tax on certain withdrawals – In the case of a distribution from a non-qualified contract, a federal tax penalty may be imposed equal to 10% of the amount treated as income. However, there is generally no penalty on distributions that are:

•	made on or after the taxpayer reaches age 59 1/2

•	made from an immediate annuity contract

•	made on or after the death of an owner

•	attributable to the taxpayer’s becoming disabled, or

•	made as part of a series of substantially equal periodic payments for the life – or life expectancy – of the taxpayer.

If you receive systematic payments that you intend to qualify for the substantially periodic payment exception, changes to your systematic payments before you reach age 59 1/2 or within five years (whichever is later) after beginning your systematic payments will result in the retroactive imposition of the 10% tax penalty with interest. In addition, you should note that distributions made before you reach age 59 1/2 under Option V-4, F-4, F-5 or any other option that provides for a period certain annuity in connection with a deferred annuity contract may fail to satisfy this exception and may be subject to the 10% tax penalty.

Other exceptions may apply under certain circumstances. Special rules may also apply to the exceptions noted above. You should consult a tax adviser with regard to exceptions from the penalty tax. In particular, you should consult a tax adviser if you wish to take partial withdrawals in addition to the annuity payments made under an election of Option V-4, F-4 or F-5 in connection with an immediate annuity contract.

Annuity payments – Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed, and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined so that you recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments begin. However, once your investment in the contract has been fully recovered, the full amount of each annuity payment is subject to tax as ordinary income.

50	PROSPECTUS	FINANCIAL INFORMATION

Taxation of death benefits – Amounts may be distributed from a contract because of your death or the death of the annuitant. Generally, such amounts are included in the income of the recipient as follows:

•	if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract

•	if distributed under a payout option, they are taxed in the same way as annuity payments.

Transfers, assignments and contract exchanges – Transferring or assigning ownership of a contract, designating an annuitant or payee who is not an owner, selecting certain maturity dates or exchanging a contract may result in certain tax consequences to you that are not outlined here. For example, such transactions may result in federal gift taxes for you and federal and state income taxes for the new owner, annuitant or payee. If you are considering any such transaction, you should consult a professional tax adviser.

Withholding tax – Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. However, recipients can generally choose not to have tax withheld from distributions.

Separate account charges – It is possible that the IRS may take the position that fees deducted for certain optional benefits are deemed to be taxable distributions to you. In particular, the IRS may treat fees deducted for the earnings benefit and living benefit riders as taxable withdrawals, which might also be subject to a tax penalty if such withdrawals occur prior to age 59 1/2. Although we do not believe that the fees associated with these riders or any optional benefit provided under the contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the contract.

Multiple contracts – All non-qualified deferred annuity contracts issued by GIAC or its affiliates to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount included in the contract owner’s income when a taxable distribution occurs.

Taxation of qualified contracts

Qualified arrangements receive tax deferral treatment as a formal retirement or pension plan through provisions of the Internal Revenue Code. There is no added tax deferred benefit of funding such qualified arrangements with tax deferred annuities. While the contract will not provide additional tax benefits, it does provide other features and benefits such as death benefit protection and the possibility for income guaranteed for life.

Your rights under a qualified contract may be subject to the terms of the retirement plan itself, regardless of the terms of the qualified contract.

Taxation of

annuity payments

Once your investment in the contract has been fully recovered, the full amount of each annuity payment is subject to tax as ordinary income.

FINANCIAL INFORMATION	PROSPECTUS	51

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.

Individual Retirement Accounts (IRAs) – As defined in Sections 219 and 408 of the Internal Revenue Code, individuals are allowed to make annual contributions to an IRA of up to the lesser of the specified annual amount or 100% of the compensation includable in their gross income. All or a portion of these contributions may be deductible, depending on the person’s income.

Distributions from certain retirement plans may be rolled over into an IRA on a tax-deferred basis without regard to these limits. So-called SIMPLE IRAs under Section 408(p) of the Internal Revenue Code and Roth IRAs under Section 408A, may also be used in connection with variable annuity contracts.

SIMPLE IRAs allow employees to defer a percentage of annual compensation up to a specified annual amount to a retirement plan, if the sponsoring employer makes matching or non-elective contributions that meet the requirements of the Internal Revenue Code. The penalty for a premature distribution from a SIMPLE IRA that occurs within the first two years after the employee begins to participate in the plan is 25%, instead of the usual 10%.

Contributions to Roth IRAs are not tax-deductible and contributions must be made in cash or as a rollover or transfer from another Roth IRA or IRA. A rollover or conversion of an IRA to a Roth IRA may be subject to tax. You may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

Distributions from Roth IRAs are generally not taxed. In addition to the income tax and 10% penalty which generally applies to distributions of earnings made before age 59 1/2, income tax and a 10% penalty may be imposed for any distribution of earnings made from a Roth IRA during the five taxable years starting after you first contribute to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

Corporate pension and profit-sharing plans – Under Section 401(a) of the Internal Revenue Code, corporate employers are allowed to establish various types of retirement plans for employees, and self-employed individuals are allowed to establish qualified plans for themselves and their employees.

Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means of providing benefit payments, unless the plan complies with all applicable requirements before transferring the contract.

52	PROSPECTUS	FINANCIAL INFORMATION

Tax-sheltered annuities – Under Section 403(b) of the Internal Revenue Code, public schools and other eligible employers are allowed to purchase annuity contracts and mutual fund shares through custodial accounts on behalf of employees. Generally, these purchase payments are excluded for tax purposes from employee gross incomes. However, these payments may be subject to FICA (Social Security) taxes.

Distributions of salary reduction contributions and earnings (other than your salary reduction accumulation as of December 31, 1988) are not allowed before age 59 1/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to penalties.

Penalty tax on certain withdrawals – Distributions from certain qualified contracts may be subject to ordinary income taxes and a 10% federal tax penalty on the amount treated as income. However, there is generally no penalty on distributions that are:

•	made on or after the taxpayer reaches age 59 1/2

•	made on or after the death of an owner

•	attributable to the taxpayer’s becoming disabled

•	made to pay deductible medical expenses

•	made to pay medical insurance premiums if you are unemployed

•	made to pay for qualified higher education expenses

•	made for a qualified first time home purchase up to $10,000

•	for IRS levies, or

•	made as part of a series of substantially equal periodic payments for the life – or life expectancy – of the taxpayer.

If you receive systematic payments that you intend to qualify for the substantially equal periodic payment exception, changes to your systematic payments before you reach age 59 1/2 or within five years (whichever is later) after beginning your systematic payments will result in the retroactive imposition of the 10% tax penalty with interest. In addition, you should note that distributions made before you reach age 59 1/2 under Option V-4, F-4, F-5 or any other option that provides for a period certain annuity may fail to satisfy this exception and may be subject to the 10% tax penalty.

Other exceptions may apply under certain circumstances, and certain exceptions may not be applicable to all types of plans. Special rules may also apply to the exceptions noted above. You should consult a tax adviser with regard to exceptions from the tax penalty. In particular, you should consult a tax adviser if you wish to take partial withdrawals in addition to the annuity payments made under an election of Option V-4, F-4 or F-5.

Other tax issues – You should note that the annuity contract includes a death benefit that in some cases may exceed the greater of the purchase

Gender-neutral and gender-distinct tables

As a result of a U.S. Supreme Court ruling, employer-related plans must use rate tables that are gender-neutral to calculate annuity purchase rates. We have revised our tables for employer-related plans and filed them in the states where we do business. We will continue to use our gender-distinct tables in all other contracts, unless it is prohibited by state law. In those cases our gender-neutral tables will be used.

FINANCIAL INFORMATION	PROSPECTUS	53

payments or the contract value. The death benefit could be viewed as an incidental benefit, the amount of which is limited in any 401(a) or 403(b) plan. Because the death benefit may exceed this limitation, employers using the contract in connection with corporate pension and profit-sharing plans, or tax-sheltered annuities, should consult their tax adviser. The IRS has not reviewed the contract for qualification as an IRA and has not addressed in a ruling of general applicability whether a death benefit provision such as the enhanced death benefit provision in the contract comports with IRA qualification requirements.

In the case of a withdrawal under a qualified contract, a ratable portion of the amount received is taxable, generally based on the ratio of the “investment in the contract” to the individual’s total account balance or accrued benefit under the retirement plan. The “investment in the contract” generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. In many cases, the “investment in the contract” under a qualified contract can be zero.

Qualified contracts other than Roth IRAs have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement or consult a tax adviser for more information about these distribution rules. In addition, you should note that distributions made under Option V-4, F-4 or F-5 may not satisfy these minimum distribution rules. If you are attempting to satisfy these rules through partial withdrawals before the annuity commencement date, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed. Consult a tax advisor.

Pension and annuity distributions generally are subject to withholding for the recipient’s federal income tax liability at rates that vary according to the type of distribution and the recipient’s tax status. Recipients generally are provided the opportunity to elect not to have tax withheld from distributions. Taxable “eligible rollover distributions” from section 401(a), 403(a), 403(b), and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or the employee’s surviving spouse in the case of the employee’s death or the employee’s former spouse as an alternate payee under a qualified domestic relations order) from such a plan, except certain distributions such as distributions required by the Internal Revenue Code, hardship distributions or distributions in a specified annuity form. The 20% withholding does not apply, however, if the employee chooses a direct rollover from the plan to a tax-qualified plan, 403(b) plan, IRA or governmental section 457(b) plan that separately accounts for rollover amounts.

Federal Estate Taxes

While no attempt is being made to discuss the federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the

54	PROSPECTUS	FINANCIAL INFORMATION

decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Generation-Skipping Transfer Tax

Under certain circumstances, the Internal Revenue Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Internal Revenue Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

Annuity purchases by nonresident aliens and foreign corporations

The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless is lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.

Our income taxes

At the present time, we make no charge for any federal, state or local taxes – other than the charge for state and local premium taxes that we incur – that may be attributable to the investment divisions of the Separate Account or to the contracts. We do have the right in the future to make additional charges for any such tax or other economic burden resulting from the application of the tax laws that we determine is attributable to the investment divisions of the Separate Account or the contracts.

Under current laws in several states, we may incur state and local taxes in addition to premium taxes. These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.

The benefit of any foreign tax credits attributable to taxes paid by certain variable investment options to foreign jurisdictions can not be passed through to you and thus we may benefit from such credits to the extent permitted under federal tax law.

Possible tax law changes

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the contract could change by

FINANCIAL INFORMATION	PROSPECTUS	55

legislation or otherwise. You should consult a tax adviser with respect to legislative developments and their effect on the contract.

We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend this summary as tax advice.

PERFORMANCE RESULTS

From time to time, we may show performance information for the Separate Account’s investment divisions in advertisements, sales literature or other materials provided to existing or prospective contract owners. We may also provide an existing or prospective contract owner with reports which use historical performance on a hypothetical basis to demonstrate how the choice of alternate underlying investment options would have impacted the accumulation value, surrender value and death benefit during the accumulation phase and the amounts of annuity payments during the payout phase of the contract. These materials are based upon historical information and are not necessarily representative of future performance. When we show performance, we’ll always include SEC standard performance, which reflects all fees and charges for specified periods. We may also show nonstandard performance, for example, without showing the effect of certain charges such as deferred sales charges.

Among the key performance measures we use are total returns and yields.

Total returns include: average annual total return, total return, and change in accumulation unit value – all of which reflect the change in the value of an investment in an investment division of the Separate Account over a specified period, assuming the reinvestment of all income dividends and capital gains distributions. Total return reflects the investment credit (for standard returns only), all Fund expenses, the mortality and expense risks charge, administrative expenses, the contract fee, contingent deferred sales charge, and any other expenses.

Yield figures may be quoted for investments in shares of the RS Money Market VIP Series and other investment divisions. Current yield is a measure of the income earned on a hypothetical investment over a specified base period of seven days for the RS Money Market VIP Series investment division, and 30 days (or one month) for other investment divisions. Effective yield is another measure which may be quoted by the RS Money Market VIP Series investment division, which assumes that the net investment income earned during a base period will be earned and reinvested for a year. Yields are expressed as a percentage of the value of an accumulation unit at the beginning of the base period. Yields are annualized, which assumes that an investment division will generate the same level of net investment income over a one-year period. However, yields fluctuate daily.

56	PROSPECTUS	FINANCIAL INFORMATION

Advertisements and sales literature for the Separate Account’s investment divisions may compare a Fund’s performance to that of investments offered through the separate accounts of other insurance companies that have similar investment objectives or programs. Promotional material may also compare a Fund’s performance to one or more indices of the types of securities which the Fund buys and sells for its portfolio. Performance comparisons may be illustrated by tables, graphs or charts. Additionally, promotional material may refer to:

•	the types and characteristics of certain securities

•	features of a Fund’s portfolio

•	financial markets

•	historical, current or perceived economic trends, and

•	topics of general investor interest, such as personal financial planning.

In addition, advertisements and sales literature may refer to or reprint all or portions of articles, reports or independent rankings or ratings which relate specifically to the investment divisions or to other comparable investments. However, such material will not be used to indicate future performance.

Advertisements and sales literature about the variable annuity contract and the Separate Account may also refer to ratings given to GIAC by insurance company rating organizations such as:

•	Moody’s Investors Service, Inc.

•	Standard & Poor’s Ratings Group

•	A.M. Best & Co.

•	Duff & Phelps.

These ratings relate only to GIAC’s ability to meet its obligations under the contract’s fixed-rate option and to pay death benefits and living benefits provided under the contract, not to the performance or safety of the variable investment options.

Further information about the performance of each investment division is contained in their respective annual reports, which may be obtained from GIS free of charge.

FINANCIAL INFORMATION	PROSPECTUS	57

YOUR RIGHTS AND RESPONSIBILITIES

TELEPHONIC AND ELECTRONIC SERVICES

We will process certain transactions by telephone if you have authorized us to do so. We currently take fund transfer requests and changes in future allocations over the phone. If you would like this privilege, please complete an authorization form, or complete the appropriate section of your application. Once we have your authorization on file, you can authorize permitted transactions over the telephone by calling 1-800-533-0099 between 9:00 a.m. and the close of the New York Stock Exchange, generally 4:00 p.m. New York City time.

In addition to telephone services, we offer you the ability to use your personal computer to receive documents electronically, review your account information and to perform other specified transactions. If you want to participate in any or all of our electronic programs, we ask that you visit our website for information and registration. If you choose to participate in the electronic document delivery program, you will receive financial reports, prospectuses, confirmations and other information via the Internet. You will not receive paper copies.

Generally, you are automatically eligible to use these services when they are available. You must notify us if you do not want to participate in any or all of these programs. You may reinstate these services at any time. You bear the risk of possible loss if someone gives us unauthorized or fraudulent registration or instructions for your account so long as we believe the registration or instructions to be genuine and we have followed reasonable procedures to confirm that the registration or instructions communicated by telephone or electronically are genuine. If we do not follow reasonable procedures to confirm that the registration or instructions communicated by telephone or electronically are genuine, we may be liable for any losses. Please take precautions to protect yourself from fraud. Keep your account information and PIN number private and immediately review your statements and confirmations. Contact us immediately about any transactions you believe to be unauthorized.

We may change, suspend or eliminate telephone or Internet privileges at any time, without prior notice. We reserve the right to refuse any transaction request that we believe would be disruptive to contract administration or is not in the best interests of the contractowners or the Separate Account. Telephone and Internet services may be interrupted or response times slow if we are experiencing physical or technical difficulties, or economic or market emergency conditions. While we are experiencing such difficulties we ask you to send your request by regular or express mail and we will process it using the accumulation unit value first calculated after we receive the request. We will not be responsible or liable for: any inaccuracy, error or delay in or omission of any information you transmit or deliver to us; any loss or damage you may incur because of such inaccuracy, error, delay, omission or non-performance; or any interruption resulting from emergency circumstances.

58	PROSPECTUS	YOUR RIGHTS AND RESPONSIBILITIES

VOTING RIGHTS

We own the Fund’s shares, but you may have voting rights in the various Funds. To the extent that we are required by law, we will cast our votes according to the instructions of those contract owners who have an interest in variable investment options investing in Funds holding a shareholder vote, as of the shareholder meeting record date. Those votes for which we receive no instructions will be voted in the same proportion as those we have received instructions for. Because of this proportional voting, a small number of contract owners could control the outcome of the vote. We’ll solicit instructions when the Funds hold shareholder votes. We have the right to restrict contract owner voting instructions if the laws change to allow us to do so.

The owner of the contract has voting rights until the date annuity payments begin. After that date, if you have selected a variable payout option, rights switch to the annuitant. Voting rights diminish with the reduction of your contract value. The fixed-rate option has no voting rights.

YOUR RIGHT TO CANCEL THE CONTRACT

During the 10-day period after receiving your contract, the free-look period, you have the right to examine your contract and return it for cancellation if you change your mind about buying it. Longer periods may apply in some states.

In order to cancel your contract, we must receive both the contract and your cancellation notice in good order. You can forward these documents to GIAC’s customer service office or to the registered representative who sold you the contract. If you mail the notice, we consider it received on the postmark date, provided it has been properly addressed and the full postage has been paid.

Upon cancellation, we’ll refund to you:

•

the difference between the gross premiums you paid (including contract fees, annuity taxes and other charges) and the amounts we allocated to the variable investment and fixed-rate options you chose; and

•	the accumulation value of the contract on the date we receive your cancellation.

The above amount payable will be reduced by the accumulation value of any investment credit(s) on the date we receive your cancellation notice. We will return to you any mortality and expense risk charge and administrative expense charge assessed on the accumulation value of the investment credit(s) prior to receipt of your cancellation notice.

Free-look period

During the 10-day period after receiving your contract, the free-look period, you have the right to examine your contract and return it for cancellation if you change your mind about buying it.

YOUR RIGHTS AND RESPONSIBILITIES	PROSPECTUS	59

If state law requires, you will receive the total premium you paid for the contract instead, not including investment credits.

DISTRIBUTION OF THE CONTRACT

The variable annuity contract is sold by insurance agents who are licensed by GIAC and who are either registered representatives of Guardian Investor Services LLC (GIS) or of broker-dealer firms which have entered into sales agreements with GIS and GIAC. GIS and such other broker-dealers (including Park Avenue Securities LLC, a wholly owned subsidiary of GIAC) are members of the National Association of Securities Dealers, Inc.

GIAC will generally pay commissions to these individuals or broker-dealer firms for the sale of contracts. When we compensate a firm, the representative responsible for the sale of the contract will receive a portion of the compensation based on the practice of the firm. Commissions may vary, but will not exceed the limits of applicable laws and regulations. A commission of 1% will be paid on all premium payments received in the first contract year exclusive of investment credits. A commission of 1% per annum of the accumulation value of the contract will be paid quarterly beginning in the second contract year. If the annuitant is age 81 or over at issue, the first year commission will be .60% and the trail commission will be .60%. Trail commissions will continue after the annuity commencement date on variable payout options.

We reserve the right to pay any compensation permissable under state law, including for example, additional sales or service compensation while a contract is in force or additional amounts paid in connection with special promotional incentives.

In addition, we may compensate certain individuals or firms for the sale of contracts in the form of commission overrides, expense allowances, bonuses, wholesaler fees and training allowances. Individuals may also qualify for non-cash compensation such as expense-paid trips and educational seminars.

If you return your contract under the right to cancel provisions, the representative may have to return some or all of any commissions we have paid.

These fees and charges imposed under the contract defray the costs of commissions and other sales expenses. You are not charged directly for commissions or other compensation paid for the sale of the contract, but those expenses are considered in setting the levels of the charges that you do pay.

The principal underwriter of the contracts is GIS, located at 7 Hanover Square, New York, New York 10004.

60	PROSPECTUS	YOUR RIGHTS AND RESPONSIBILITIES

OTHER INFORMATION

LEGAL PROCEEDINGS

The Separate Account, GIAC and GIS are not parties to any pending material legal proceeding.

WHERE TO GET MORE INFORMATION

Our Statement of Additional Information (SAI) has more details about the contract described in this prospectus. If you would like a free copy, please call us toll-free at 1-800-221-3253, or write to us at the following address:

The Guardian Insurance & Annuity Company, Inc.

Customer Service Office

Box 26210

Lehigh Valley, Pennsylvania 18002

The SAI contains the following information:

•	Services to the Separate Account

•	Annuity payments

•	Tax status of the contracts

•	Calculation of Yield Quotations for the RS Money Market VIP Series Investment Division

•	Valuation of assets of the Separate Account

•	Qualified plan transferability restrictions

•	Experts

•	Financial statements

OTHER INFORMATION	PROSPECTUS	61

SPECIAL TERMS USED IN THIS PROSPECTUS

Accumulation period

The period between the issue date of the contract and the annuity commencement date.

Accumulation unit

A measure used to determine the value of a contract owner’s interest under the contract before annuity payments begin.

Accumulation value

The value of all the accumulation units in the variable investment options and/or the fixed-rate option credited to a contract.

Annuitant

The person on whose life the annuity payments are based and on whose death, prior to the annuity commencement date, benefits under the contract are paid.

Annuity commencement date

The date on which annuity payments under the contract begin.

Annuity payments

Periodic payments, either variable or fixed in nature, made by GIAC to the contract owner at monthly intervals after the annuity commencement date.

Annuity unit

A measure used to determine the amount of any variable annuity payment.

Contingent annuitant

A contingent annuitant is the person you name in the application to become the annuitant if the annuitant dies before the annuity commencement date. A contingent annuitant may be named only if the owner and the annuitant are not the same person. Only the owner may change a contingent annuitant.

Contract anniversary date

The annual anniversary measured from the issue date of the contract.

Contract owner

You (or your); the person(s) or entity designated as the owner in the contract.

Funds

The open-end management investment companies, each corresponding to a variable investment option. The Funds are listed on the front cover of this prospectus.

Good order

Notice from any party authorized to initiate a transaction under this contract, received in a format satisfactory to GIAC at its customer service office, that contains all information required by GIAC to process that transaction. For telephone transfer instructions, good order also means that the telephone call must be received on a business day and completed no later than the close of the New York Stock Exchange, generally 4:00 p.m. New York City time on that day in order to receive that day’s unit values.

Investment credit

During the first contract year, a credit of 3% of each net premium payment that is credited to this contract at the time a net premium payment is allocated to your contract’s allocation options.

Reset date

The first reset date occurs on the seventh contract anniversary of the contract, excluding any additional benefit riders. Thereafter, each reset date occurs on each subsequent seventh contract anniversary.

Valuation date

A date on which accumulation unit values are determined. Accumulation unit values are determined on each date on which the New York Stock Exchange or its successor is open for trading. Valuations for any date other than a valuation date will be determined on the next valuation date.

Valuation period

The time period from the determination of one accumulation unit and annuity unit value to the next.

Variable investment options

The Funds underlying the contract are the variable investment options – as distinguished from the fixed-rate option – available for allocations of net premium payments and allocation values.

62	PROSPECTUS	SPECIAL TERMS USED IN THIS PROSPECTUS

APPENDIX A – SUMMARY FINANCIAL INFORMATION

The following two charts containing accumulation unit information for the time periods indicated are derived from the financial statements of Separate Account F, which were audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, for the year ending December 31, 2006. The data in the charts should be read in conjunction with the financial statements, related notes and other financial information for Separate Account F which are included in the Statement of Additional Information.

The Separate Account commenced operations on September 12, 2000. All accumulation unit values when they first became available began at an accumulation unit value of $10.00. If no data appears for a particular accumulation unit value or rider, then that variable investment option or rider was not available at that time or there were no outstanding accumulation units. The accumulation unit value as indicated for the end of one year is also the accumulation unit value at the beginning of the next year.

Variable accumulation unit value for an accumulation unit value outstanding throughout the period:

CAEDB = Contract Anniversary Enhanced Death Benefit
LB = Living Benefit
EB = Earnings Benefit

		Regular BASIC		CAEB		LBR		CAEDB and LB		CAEDB, LB and EB (I)
FUND	YEAR END	0-4 YEARS	5 YEARS AND BEYOND	0-4 YEARS	5 YEARS AND BEYOND	0-4 YEARS	5 YEARS AND BEYOND	0-4 YEARS	5 YEARS AND BEYOND	0-4 YEARS
RS Core Equity VIP Series (formerly The Guardian Stock Fund)	2006	$7.12	$7.17	$7.01	$7.05	$7.01	$7.05	$6.90	$6.95	$11.15
	2005	6.18	6.21	6.10	6.13	6.10	6.13	6.02	6.05	9.75
	2004	6.03	6.06	5.97	5.99	5.97	5.99	5.90	—	9.58
	2003	5.79	—	5.74	—	5.74	—	5.70	—	9.27
	2002	4.85	—	4.83	—	4.83	—	4.80	—	7.83
	2001	6.24	—	6.22	—	6.22	—	6.20	—	—
	2000	8.09	—	8.08	—	8.08	—	—	—	—
RS S&P 500 Index VIP Series (formerly The Guardian VC 500 Index Fund)	2006	9.70	9.76	9.55	9.61	9.55	9.61	9.40	9.46	12.01
	2005	8.55	8.60	8.44	8.48	8.44	8.48	8.33	8.37	10.67
	2004	8.32	8.36	8.24	8.27	8.24	—	8.15	—	10.47
	2003	7.66	—	7.60	—	7.60	—	7.54	—	9.71
	2002	6.08	—	6.05	—	6.05	—	6.01	—	—
	2001	7.98	—	7.95	—	7.95	—	7.93	—	—
	2000	9.22	—	9.21	—	—	—	9.21	—	—
RS Asset Allocation VIP Series (formerly The Guardian VC Asset Allocation Fund)	2006	10.64	10.71	10.47	10.54	—	10.54	10.31	10.38	—
	2005	9.55	9.60	9.43	9.48	9.43	9.48	9.30	9.35	—
	2004	9.32	9.36	9.22	9.26	9.22	9.26	9.12	—	—
	2003	8.60	—	8.53	—	8.53	—	8.46	—	—
	2002	6.85	—	6.81	—	6.81	—	6.77	—	—
	2001	8.70	—	8.68	—	8.68	—	8.65	—	—
	2000	9.74	—	9.73	—	9.73	—	—	—	—
RS High Yield Bond VIP Series (formerly The Guardian VC High Yield Bond Fund)	2006	12.85	12.93	12.65	12.73	—	12.73	12.45	12.53	—
	2005	11.98	12.04	11.82	11.88	11.82	11.88	11.67	—	12.05
	2004	11.80	11.85	11.68	11.73	11.68	—	11.55	—	11.96
	2003	11.00	—	10.91	—	10.91	—	10.82	—	11.23
	2002	9.49	—	9.44	—	9.44	—	9.38	—	—
	2001	9.54	—	9.51	—	9.51	—	9.48	—	—
	2000	9.37	—	9.37	—	—	—	—	—	—

APPENDIX	PROSPECTUS	63

APPENDIX A

CAEDB = Contract Anniversary Enhanced Death Benefit
LB = Living Benefit
EB = Earnings Benefit

		Regular BASIC		CAEB		LBR		CAEDB and LB		CAEDB, LB and EB (I)
FUND	YEAR END	0-4 YEARS	5 YEARS AND BEYOND	0-4 YEARS	5 YEARS AND BEYOND	0-4 YEARS	5 YEARS AND BEYOND	0-4 YEARS	5 YEARS AND BEYOND	0-4 YEARS
RS Low Duration Bond VIP Series (formerly The Guardian VC Low Duration Bond Fund)	2006	$10.15	$10.18	$10.06	$10.10	$10.06	—	$9.98	—	$9.89
	2005	9.92	9.95	9.86	9.89	9.86	—	9.81	—	9.75
	2004	9.97	—	9.94	9.95	9.94	—	9.91	—	9.87
	2003	10.06	—	—	—	10.05	—	—	—	10.03
	2002	—	—	—	—	—	—	—	—	—
	2001	—	—	—	—	—	—	—	—	—
	2000	—	—	—	—	—	—	—	—	—
RS Large Cap Value VIP Series (formerly The Guardian UBS VC Large Cap Value Fund)	2006	18.18	18.26	18.01	18.08	18.01	—	17.83	17.90	—
	2005	15.64	15.69	15.53	15.58	15.53	—	15.42	—	15.31
	2004	14.52	14.55	14.45	—	14.45	—	14.39	—	14.32
	2003	13.00	—	12.97	—	12.97	—	—	—	12.91
	2002	—	—	—	—	—	—	—	—	—
	2001	—	—	—	—	—	—	—	—	—
	2000	—	—	—	—	—	—	—	—	—
RS Partners VIP Series (formerly The Guardian UBS VC Small Cap Value Fund)	2006	17.07	17.14	16.90	16.97	16.90	—	16.74	—	—
	2005	15.89	15.93	15.77	15.82	15.77	—	15.66	—	15.54
	2004	15.52	15.55	15.44	15.47	15.44	—	15.37	—	15.29
	2003	13.32	—	13.29	—	13.29	—	—	—	13.23
	2002	—	—	—	—	—	—	—	—	—
	2001	—	—	—	—	—	—	—	—	—
	2000	—	—	—	—	—	—	—	—	—
RS Investment Quality Bond VIP Series (formerly The Guardian Bond Fund, Inc.)	2006	12.91	12.99	12.71	12.79	12.71	12.79	12.51	12.59	11.21
	2005	12.61	12.68	12.44	12.51	12.44	12.51	12.28	12.35	11.04
	2004	12.54	12.59	12.40	12.46	12.40	12.46	12.27	—	11.06
	2003	12.25	—	12.15	—	12.15	—	12.05	—	10.88
	2002	11.90	—	11.83	—	11.83	—	11.77	—	10.65
	2001	11.06	—	11.03	—	11.03	—	11.00	—	—
	2000	10.34	—	10.34	—	10.34	—	10.33	—	—
RS Cash Management VIP Series (formerly The Guardian Cash Fund, Inc.)	2006	10.39	10.46	10.23	10.29	10.23	10.29	10.07	10.13	9.76
	2005	10.12	10.17	9.98	10.04	9.98	10.04	9.85	9.91	9.57
	2004	10.03	10.07	9.92	9.96	9.92	9.96	9.82	—	9.56
	2003	10.12	—	10.04	—	10.04	—	9.96	—	9.72
	2002	10.23	—	10.17	—	10.17	—	10.12	—	9.90
	2001	10.28	—	10.25	—	10.25	—	10.22	—	—
	2000	10.10	—	10.10	—	10.10	—	10.09	—	—
RS International Growth VIP Series (formerly Baillie Gifford International Growth Fund)	2006	11.98	12.06	11.79	11.87	11.79	11.87	11.61	11.69	—
	2005	9.88	9.93	9.75	9.80	9.75	9.80	9.62	9.67	—
	2004	8.67	8.70	8.57	8.61	8.57	8.61	8.48	—	—
	2003	7.56	—	7.50	—	7.50	—	7.44	—	—
	2002	5.91	—	5.88	—	5.88	—	5.85	—	—
	2001	7.32	—	7.29	—	7.29	—	7.27	—	—
	2000	9.35	—	9.35	—	9.35	—	—	—	—

64	PROSPECTUS	APPENDIX

CAEDB = Contract Anniversary Enhanced Death Benefit
LB = Living Benefit
EB = Earnings Benefit

		Regular BASIC		CAEB		LBR		CAEDB and LB		CAEDB, LB and EB (I)
FUND	YEAR END	0-4 YEARS	5 YEARS AND BEYOND	0-4 YEARS	5 YEARS AND BEYOND	0-4 YEARS	5 YEARS AND BEYOND	0-4 YEARS	5 YEARS AND BEYOND	0-4 YEARS
RS Emerging Markets VIP Series (formerly Baillie Gifford Emerging Markets Fund)	2006	$28.22	$28.40	$27.78	$27.96	$27.79	$27.96	$27.35	$27.53	—
	2005	21.09	21.20	20.82	20.93	20.82	—	20.54	20.65	—
	2004	15.28	15.34	15.12	15.18	15.12	—	14.96	—	—
	2003	12.58	—	12.48	—	12.48	—	12.38	—	—
	2002	8.32	—	8.27	—	8.27	—	8.23	—	7.85
	2001	9.04	—	9.01	—	—	—	8.99	—	—
	2000	8.66	—	8.65	—	—	—	—	—	—
RS Small Cap Core Equity VIP Series (formerly The Guardian Small Cap Stock Fund)	2006	11.35	11.42	11.17	11.24	11.17	11.24	11.00	11.07	—
	2005	9.86	9.91	9.73	9.78	9.73	9.78	9.60	—	12.24
	2004	10.02	10.06	9.91	9.95	9.91	—	9.81	—	12.53
	2003	8.85	—	8.78	—	8.78	—	8.71	—	11.16
	2002	6.28	—	6.25	—	6.24	—	6.21	—	7.98
	2001	7.56	—	7.54	—	—	—	7.52	—	—
	2000	8.35	—	8.35	—	—	—	8.34	—	—
Value Line Centurion Fund	2006	7.35	7.39	7.23	7.28	—	7.28	7.12	7.17	—
	2005	7.20	7.24	7.11	7.14	7.11	7.14	7.01	—	—
	2004	6.71	6.74	6.64	6.67	6.64	—	6.57	—	—
	2003	6.13	—	6.08	—	6.08	—	6.03	—	—
	2002	5.22	—	5.19	—	5.19	—	5.16	—	—
	2001	6.89	—	6.87	—	6.87	—	6.85	—	—
	2000	8.39	—	8.38	—	—	—	8.38	—	—
Value Line Strategic Asset Management Trust	2006	9.76	9.83	9.61	9.67	9.61	9.67	9.46	9.52	12.09
	2005	9.30	9.35	9.18	9.23	9.18	9.23	9.06	9.11	11.60
	2004	8.68	8.72	8.59	8.62	8.59	8.62	8.50	—	10.90
	2003	7.87	—	7.81	—	7.81	—	7.75	—	9.97
	2002	6.88	—	6.84	—	6.84	—	6.80	—	8.77
	2001	8.00	—	7.98	—	7.98	—	7.95	—	—
	2000	9.35	—	9.35	—	9.35	—	—	—	—
AIM. V.I. Capital Appreciation Fund Series I (formerly AIM V.I. Aggressive Growth Fund Series I and AIM V.I. Growth Fund Series I)	2006	5.26	5.30	5.18	5.22	5.18	5.22	5.10	5.13	10.65
	2005	—	—	—	—	—	—	—	—	—
	2004	—	—	—	—	—	—	—	—	—
	2003	—	—	—	—	—	—	—	—	—
	2002	—	—	—	—	—	—	—	—	—
	2001	—	—	—	—	—	—	—	—	—
	2000	—	—	—	—	—	—	—	—	—
AIM V.I. Aggressive Growth Fund Series I	2006	—	—	—	—	—	—	—	—	—
	2005	6.71	6.74	6.62	6.65	6.62	6.65	6.53	—	—
	2004	6.46	6.48	6.39	6.41	6.39	6.41	6.32	—	—
	2003	5.88	—	5.83	—	5.83	—	5.78	—	—
	2002	4.72	—	4.70	—	4.70	—	4.67	—	—
	2001	6.21	—	6.19	—	6.19	—	6.18	—	—
	2000	8.55	—	8.55	—	8.55	—	—	—	—
AIM V.I. Government Securities Fund Series I	2006	11.86	11.94	11.68	11.75	11.68	11.75	11.50	11.57	—
	2005	11.66	11.72	11.51	11.57	11.51	11.57	11.36	11.42	—
	2004	11.67	11.72	11.55	11.60	11.55	11.60	11.43	—	10.51
	2003	11.58	—	11.49	—	11.49	—	11.40	—	10.51
	2002	11.67	—	11.60	—	11.60	—	11.53	—	10.66
	2001	10.83	—	10.80	—	10.80	—	10.77	—	—
	2000	10.36	—	10.36	—	10.36	—	10.35	—	—

APPENDIX	PROSPECTUS	65

APPENDIX A

CAEDB = Contract Anniversary Enhanced Death Benefit
LB = Living Benefit
EB = Earnings Benefit

		Regular BASIC		CAEB		LBR		CAEDB and LB		CAEDB, LB and EB (I)
FUND	YEAR END	0-4 YEARS	5 YEARS AND BEYOND	0-4 YEARS	5 YEARS AND BEYOND	0-4 YEARS	5 YEARS AND BEYOND	0-4 YEARS	5 YEARS AND BEYOND	0-4 YEARS
AIM V.I. Growth Fund Series I	2006	—	—	—	—	—	—	—	—	—
	2005	5.01	5.04	4.94	4.97	4.94	4.97	4.88	4.91	10.21
	2004	4.74	4.76	4.69	4.71	4.69	—	4.64	—	9.74
	2003	4.46	—	4.43	—	4.43	—	4.39	—	9.23
	2002	3.46	—	3.44	—	3.44	—	3.42	—	—
	2001	5.10	—	5.09	—	5.09	—	5.07	—	—
	2000	7.85	—	7.85	—	7.85	—	7.84	—	—
AIM V.I. Core Equity Fund Series I (formerly AIM V.I. Premier Equity Fund Series I)	2006	8.07	8.12	7.94	7.99	7.94	7.99	—	7.87	10.58
	2005	7.12	7.16	7.03	7.07	7.03	7.07	6.94	—	9.42
	2004	6.86	6.89	6.79	6.82	6.79	—	6.72	—	9.14
	2003	6.60	—	6.55	—	6.55	—	6.50	—	8.86
	2002	5.37	—	5.34	—	5.34	—	5.31	—	—
	2001	7.84	—	7.82	—	7.82	—	7.79	—	—
	2000	9.13	—	9.12	—	9.12	—	—	—	—
AIM. V.I. Capital Appreciation Fund Series II (formerly AIM V.I. Aggressive Growth Fund Series II and AIM V.I. Growth Fund Series II) (10)	2006	11.22	—	—	—	—	—	—	—	—
	2005	—	—	—	—	—	—	—	—	—
	2004	—	—	—	—	—	—	—	—	—
	2003	—	—	—	—	—	—	—	—	—
	2002	—	—	—	—	—	—	—	—	—
	2001	—	—	—	—	—	—	—	—	—
	2000	—	—	—	—	—	—	—	—	—
AIM V.I. Aggressive Growth Fund Series II (9)(11)	2006	—	—	—	—	—	—	—	—	—
	2005	10.57	—	—	—	—	—	—	—	—
	2004	—	—	—	—	—	—	—	—	—
	2003	—	—	—	—	—	—	—	—	—
	2002	—	—	—	—	—	—	—	—	—
	2001	—	—	—	—	—	—	—	—	—
	2000	—	—	—	—	—	—	—	—	—
AIM V.I. Growth Fund Series II (9)(11)	2006	—	—	—	—	—	—	—	—	—
	2005	10.71	—	—	—	—	—	—	—	—
	2004	—	—	—	—	—	—	—	—	—
	2003	—	—	—	—	—	—	—	—	—
	2002	—	—	—	—	—	—	—	—	—
	2001	—	—	—	—	—	—	—	—	—
	2000	—	—	—	—	—	—	—	—	—
AIM V.I. Basic Value Fund Series II	2006	11.53	—	—	—	—	—	—	—	—
	2005	10.39	—	—	—	—	—	—	—	—
	2004	—	—	—	—	—	—	—	—	—
	2003	—	—	—	—	—	—	—	—	—
	2002	—	—	—	—	—	—	—	—	—
	2001	—	—	—	—	—	—	—	—	—
	2000	—	—	—	—	—	—	—	—	—
AIM V.I. Government Securities Fund Series II (9)	2006	10.10	—	—	—	—	—	—	—	—
	2005	9.95	—	—	—	—	—	—	—	—
	2004	—	—	—	—	—	—	—	—	—
	2003	—	—	—	—	—	—	—	—	—
	2002	—	—	—	—	—	—	—	—	—
	2001	—	—	—	—	—	—	—	—	—
	2000	—	—	—	—	—	—	—	—	—

66	PROSPECTUS	APPENDIX

CAEDB = Contract Anniversary Enhanced Death Benefit
LB = Living Benefit
EB = Earnings Benefit

		Regular BASIC		CAEB		LBR		CAEDB and LB		CAEDB, LB and EB (I)
FUND	YEAR END	0-4 YEARS	5 YEARS AND BEYOND	0-4 YEARS	5 YEARS AND BEYOND	0-4 YEARS	5 YEARS AND BEYOND	0-4 YEARS	5 YEARS AND BEYOND	0-4 YEARS
AIM V.I. Mid Cap Core Equity Series II	2006	$11.56	—	—	—	—	—	—	—	—
	2005	10.60	—	—	—	—	—	—	—	—
	2004	—	—	—	—	—	—	—	—	—
	2003	—	—	—	—	—	—	—	—	—
	2002	—	—	—	—	—	—	—	—	—
	2001	—	—	—	—	—	—	—	—	—
	2000	—	—	—	—	—	—	—	—	—
AIM V.I. Core Equity Fund Series II (formerly AIM V.I. Premier Equity Fund Series II)	2006	—	—	—	—	—	—	—	—	—
	2005	—	—	—	—	—	—	—	—	—
	2004	—	—	—	—	—	—	—	—	—
	2003	—	—	—	—	—	—	—	—	—
	2002	—	—	—	—	—	—	—	—	—
	2001	—	—	—	—	—	—	—	—	—
	2000	—	—	—	—	—	—	—	—	—
Alger American Leveraged AllCap Portfolio Class O	2006	7.94	7.99	7.81	7.86	7.81	7.86	—	7.75	—
	2005	6.77	6.81	6.68	6.72	6.68	6.72	6.60	6.64	—
	2004	6.02	6.05	5.96	5.99	5.96	—	5.90	—	9.69
	2003	5.67	—	5.62	—	5.62	—	5.58	—	9.19
	2002	4.28	—	4.26	—	4.26	—	4.23	—	6.99
	2001	6.59	—	6.57	—	6.57	—	6.55	—	—
	2000	7.98	—	7.98	—	—	—	7.97	—	—
AllianceBernstein Growth & Income Portfolio Class B	2006	13.34	13.41	13.19	13.25	13.19	13.25	—	13.10	12.88
	2005	11.61	11.65	11.50	11.55	11.50	—	11.40	—	11.29
	2004	11.30	11.33	11.22	11.25	11.22	—	11.15	—	11.07
	2003	10.34	—	10.30	—	10.30	—	10.25	—	10.21
	2002	7.96	—	7.95	—	7.94	—	7.93	—	—
	2001	—	—	—	—	—	—	—	—	—
	2000	—	—	—	—	—	—	—	—	—
AllianceBernstein LargeCap Growth Portfolio Class B	2006	11.21	11.26	11.08	—	—	—	10.95	—	—
	2005	11.48	11.52	11.37	11.42	11.37	—	11.27	—	—
	2004	10.17	—	10.11	—	10.11	—	10.04	—	—
	2003	9.56	—	9.52	—	—	—	9.48	—	—
	2002	7.88	—	7.87	—	—	—	—	—	—
	2001	—	—	—	—	—	—	—	—	—
	2000	—	—	—	—	—	—	—	—	—
AllianceBernstein Global Technology Portfolio Class B	2006	10.71	10.77	10.59	10.64	—	10.64	—	—	—
	2005	10.06	10.10	9.97	10.01	9.97	—	—	—	—
	2004	9.88	—	9.81	—	9.81	—	9.75	—	—
	2003	9.57	—	9.53	—	9.53	—	9.49	—	—
	2002	6.77	—	6.76	—	6.76	—	—	—	—
	2001	—	—	—	—	—	—	—	—	—
	2000	—	—	—	—	—	—	—	—	—
AllianceBernstein Value Portfolio Class B	2006	14.67	14.74	14.50	14.57	14.51	14.57	14.33	14.40	—
	2005	12.34	12.38	12.23	12.27	12.23	—	12.11	—	—
	2004	11.91	11.94	11.83	11.86	11.83	—	11.75	—	—
	2003	10.69	—	10.64	—	10.64	—	10.60	—	—
	2002	8.47	—	8.45	—	8.46	—	8.44	—	8.42
	2001	—	—	—	—	—	—	—	—	—
	2000	—	—	—	—	—	—	—	—	—

APPENDIX	PROSPECTUS	67

APPENDIX A

CAEDB = Contract Anniversary Enhanced Death Benefit
LB = Living Benefit
EB = Earnings Benefit

		Regular BASIC		CAEB		LBR		CAEDB and LB		CAEDB, LB and EB (I)
FUND	YEAR END	0-4 YEARS	5 YEARS AND BEYOND	0-4 YEARS	5 YEARS AND BEYOND	0-4 YEARS	5 YEARS AND BEYOND	0-4 YEARS	5 YEARS AND BEYOND	0-4 YEARS
American Century VP Capital Appreciation Fund Class 1	2006	$8.04	$8.09	$7.91	$7.96	$7.91	$7.96	$7.79	$7.84	—
	2005	6.98	7.02	6.89	6.92	6.89	6.92	6.80	6.83	—
	2004	5.82	5.84	5.76	5.78	5.76	—	5.70	—	9.54
	2003	5.50	—	5.46	—	5.46	—	5.42	—	9.10
	2002	4.65	—	4.62	—	4.62	—	4.60	—	7.74
	2001	6.01	—	5.99	—	5.99	—	5.97	—	—
	2000	8.50	—	8.49	—	—	—	—	—	—
Fidelity VIP Balanced Portfolio Service Class 2	2006	11.17	11.24	11.00	11.07	11.00	11.07	10.83	10.89	—
	2005	10.20	10.25	10.06	10.12	10.06	—	9.93	—	—
	2004	9.83	9.88	9.73	9.77	9.73	—	9.63	—	—
	2003	9.52	—	9.44	—	9.44	—	9.37	—	—
	2002	8.25	—	8.21	—	8.21	—	8.16	—	—
	2001	9.22	—	9.19	—	9.19	—	9.16	—	—
	2000	9.56	—	9.56	—	—	—	—	—	—
Fidelity VIP Contrafund Portfolio Service Class 2	2006	12.86	12.94	12.66	12.74	12.66	12.74	12.47	12.54	15.13
	2005	11.75	11.81	11.59	11.66	11.59	11.66	11.44	11.50	13.93
	2004	10.25	10.29	10.14	10.19	10.14	10.19	10.03	—	12.24
	2003	9.06	—	8.99	—	8.99	—	8.91	—	10.90
	2002	7.19	—	7.15	—	7.15	—	7.11	—	8.72
	2001	8.10	—	8.07	—	8.07	—	8.05	—	—
	2000	9.42	—	9.41	—	9.41	—	9.40	—	—
Fidelity VIP Equity-Income Portfolio Service Class 2	2006	13.30	13.39	13.10	13.18	13.10	13.18	12.90	12.98	13.19
	2005	11.29	11.35	11.14	11.20	11.14	11.20	11.00	11.06	11.28
	2004	10.89	10.93	10.77	10.82	10.77	10.82	10.66	—	10.95
	2003	9.96	—	9.88	—	9.88	—	9.80	—	10.10
	2002	7.80	—	7.75	—	7.75	—	7.71	—	7.96
	2001	9.58	—	9.55	—	9.55	—	9.52	—	—
	2000	10.29	—	10.28	—	—	—	10.27	—	—
Fidelity VIP Growth Portfolio Service Class 2	2006	6.97	7.01	6.86	6.90	6.86	6.90	6.75	6.80	—
	2005	6.65	6.69	6.57	6.60	6.57	6.60	6.48	6.52	—
	2004	6.42	6.45	6.35	6.38	6.35	6.38	6.28	—	9.24
	2003	6.34	—	6.29	—	6.29	—	6.23	—	9.19
	2002	4.87	—	4.84	—	4.84	—	4.81	—	7.11
	2001	7.10	—	7.08	—	7.08	—	7.06	—	—
	2000	8.80	—	8.80	—	8.80	—	—	—	—
Fidelity VIP Mid Cap Portfolio Service Class 2	2006	18.36	18.45	18.15	18.23	18.15	18.23	17.94	18.02	17.73
	2005	16.63	16.69	16.47	16.54	16.47	—	16.32	—	16.17
	2004	14.34	14.38	14.24	14.28	14.24	—	14.15	—	14.05
	2003	11.71	—	11.66	—	11.66	—	11.61	—	11.56
	2002	8.62	—	8.60	—	8.60	—	8.59	—	—
	2001	—	—	—	—	—	—	—	—	—
	2000	—	—	—	—	—	—	—	—	—
Templeton Growth Securities Fund Class 2	2006	15.02	15.09	14.84	14.91	14.84	14.91	14.67	14.74	14.50
	2005	12.55	12.59	12.43	12.48	12.43	12.48	12.32	—	12.20
	2004	11.73	11.76	11.65	11.68	11.65	—	11.57	—	11.50
	2003	10.29	—	10.25	—	10.25	—	10.20	—	10.16
	2002	7.93	—	7.91	—	7.91	—	—	—	—
	2001	—	—	—	—	—	—	—	—	—
	2000	—	—	—	—	—	—	—	—	—

68	PROSPECTUS	APPENDIX

CAEDB = Contract Anniversary Enhanced Death Benefit
LB = Living Benefit
EB = Earnings Benefit

		Regular BASIC		CAEB		LBR		CAEDB and LB		CAEDB, LB and EB (I)
FUND	YEAR END	0-4 YEARS	5 YEARS AND BEYOND	0-4 YEARS	5 YEARS AND BEYOND	0-4 YEARS	5 YEARS AND BEYOND	0-4 YEARS	5 YEARS AND BEYOND	0-4 YEARS
Janus Aspen Forty Portfolio Service Shares	2006	$8.62	$8.67	$8.48	$8.54	$8.48	$8.54	$8.35	$8.40	—
	2005	8.04	8.08	7.93	7.97	7.93	7.97	7.83	7.87	—
	2004	7.27	7.30	7.19	7.22	7.19	—	7.11	—	—
	2003	6.27	—	6.22	—	6.22	—	6.17	—	—
	2002	5.31	—	5.28	—	5.28	—	5.25	—	—
	2001	6.43	—	6.41	—	6.41	—	6.39	—	—
	2000	8.37	—	8.36	—	—	—	—	—	—
Janus Aspen Flexible Bond Portfolio Service Shares	2006	12.74	12.83	12.55	12.63	12.55	12.63	12.35	12.43	—
	2005	12.47	12.54	12.31	12.38	12.31	12.38	12.15	—	—
	2004	12.49	12.54	12.35	12.41	12.35	12.41	12.22	—	11.32
	2003	12.25	—	12.16	—	12.16	—	12.06	—	11.19
	2002	11.74	—	11.68	—	11.67	—	11.61	—	10.80
	2001	10.85	—	10.82	—	10.82	—	10.78	—	—
	2000	10.27	—	10.27	—	—	—	—	—	—
Janus Aspen Growth and Income Portfolio Service Shares	2006	9.11	9.17	8.97	9.02	8.97	9.02	8.83	8.88	—
	2005	8.60	8.65	8.49	8.53	8.49	8.53	8.38	8.42	—
	2004	7.81	7.84	7.73	7.76	7.73	—	7.64	—	—
	2003	7.12	—	7.06	—	7.06	—	7.00	—	—
	2002	5.86	—	5.83	—	5.83	—	5.80	—	—
	2001	7.63	—	7.61	—	7.61	—	7.58	—	—
	2000	8.99	—	8.98	—	8.98	—	—	—	—
Janus Aspen Mid Cap Growth Portfolio Service Shares	2006	5.74	5.78	5.65	5.69	5.65	5.69	5.56	5.60	—
	2005	5.16	5.18	5.09	5.12	5.09	5.12	—	—	—
	2004	4.68	4.70	4.64	4.66	4.64	4.66	—	—	—
	2003	3.96	—	3.93	—	3.93	—	3.89	—	—
	2002	2.99	—	2.97	—	2.97	—	2.96	—	—
	2001	4.23	—	4.22	—	4.22	—	4.21	—	—
	2000	7.13	—	7.13	—	7.13	—	7.12	—	—
Janus Aspen Worldwide Growth Portfolio Service Shares	2006	7.16	7.21	7.05	7.10	7.05	7.10	—	6.99	—
	2005	6.18	6.21	6.10	6.13	6.10	6.13	6.02	6.05	—
	2004	5.96	5.98	5.90	5.92	5.90	—	5.83	—	—
	2003	5.80	—	5.76	—	5.76	—	5.71	—	—
	2002	4.77	—	4.75	—	4.75	—	4.72	—	—
	2001	6.54	—	6.52	—	6.52	—	6.50	—	—
	2000	8.60	—	8.60	—	8.60	—	—	—	—
MFS Capital Opportunities Series Service Class	2006	7.02	7.07	6.92	6.96	6.92	6.96	6.81	—	10.59
	2005	6.30	6.33	6.22	6.25	6.22	6.25	6.14	—	9.56
	2004	6.32	6.35	6.25	6.28	6.25	—	6.19	—	9.67
	2003	5.74	—	5.69	—	5.69	—	5.65	—	8.84
	2002	4.59	—	4.57	—	4.57	—	4.54	—	—
	2001	6.66	—	6.64	—	6.64	—	6.62	—	—
	2000	8.89	—	8.88	—	—	—	—	—	—
MFS Emerging Growth Series Service Class	2006	5.68	5.71	5.59	5.62	5.59	5.62	—	5.54	—
	2005	5.37	5.40	5.30	5.33	5.30	5.33	5.23	5.26	—
	2004	5.02	5.04	4.96	4.99	4.96	—	4.91	—	—
	2003	4.53	—	4.49	—	4.49	—	4.46	—	—
	2002	3.55	—	3.53	—	3.53	—	3.51	—	—
	2001	5.46	—	5.44	—	5.44	—	5.43	—	—
	2000	8.37	—	8.37	—	—	—	—	—	—

APPENDIX	PROSPECTUS	69

APPENDIX A

CAEDB = Contract Anniversary Enhanced Death Benefit
LB = Living Benefit
EB = Earnings Benefit

		Regular BASIC		CAEB		LBR		CAEDB and LB		CAEDB, LB and EB (I)
FUND	YEAR END	0-4 YEARS	5 YEARS AND BEYOND	0-4 YEARS	5 YEARS AND BEYOND	0-4 YEARS	5 YEARS AND BEYOND	0-4 YEARS	5 YEARS AND BEYOND	0-4 YEARS
MFS Investors Trust Series Service Class	2006	$9.46	$9.52	$9.31	$9.37	$9.31	$9.37	—	$9.23	—
	2005	8.54	8.59	8.43	8.48	8.43	8.48	8.32	—	—
	2004	8.12	8.16	8.04	8.07	8.04	—	7.95	—	—
	2003	7.44	—	7.38	—	7.38	—	7.32	—	—
	2002	6.22	—	6.18	—	6.18	—	6.15	—	7.85
	2001	8.02	—	8.00	—	8.00	—	7.97	—	—
	2000	9.73	—	9.73	—	—	—	—	—	—
MFS New Discovery Series Service Class	2006	9.14	9.20	9.00	9.06	9.00	9.06	—	8.92	—
	2005	8.24	8.28	8.13	8.17	8.13	8.17	8.02	—	—
	2004	7.98	8.02	7.90	7.93	7.90	—	7.81	—	—
	2003	7.65	—	7.59	—	7.59	—	7.53	—	—
	2002	5.84	—	5.80	—	5.80	—	5.77	—	—
	2001	8.71	—	8.68	—	8.68	—	8.65	—	—
	2000	9.35	—	9.35	—	9.35	—	—	—	—
MFS Strategic Income Series Service Class	2006	13.51	13.60	13.30	13.39	13.30	—	13.10	13.18	—
	2005	12.93	13.00	12.76	12.83	12.76	12.83	12.59	—	—
	2004	12.95	13.00	12.81	12.87	12.81	12.87	12.68	—	—
	2003	12.25	—	12.16	—	12.16	—	12.06	—	—
	2002	11.33	—	11.27	—	11.26	—	11.20	—	—
	2001	10.66	—	10.62	—	10.62	—	—	—	—
	2000	10.37	—	—	—	—	—	—	—	—
Prudential Jennison Portfolio Class II	2006	6.88	6.92	6.77	6.81	—	6.81	—	6.71	—
	2005	6.91	6.94	6.82	6.85	6.82	6.85	6.73	—	—
	2004	6.16	6.19	6.10	6.13	6.10	—	6.03	—	—
	2003	5.74	—	5.70	—	5.70	—	5.65	—	—
	2002	4.51	—	4.49	—	4.49	—	4.46	—	—
	2001	6.67	—	6.65	—	6.65	—	6.63	—	—
	2000	8.34	—	8.34	—	—	—	8.33	—	—
Van Kampen Life Investment Trust Government Portfolio Class II	2006	11.07	11.13	10.94	11.00	10.94	11.00	10.82	10.87	—
	2005	10.93	10.97	10.83	10.87	10.83	—	10.73	—	—
	2004	10.77	10.80	10.70	10.73	10.70	—	10.63	—	10.56
	2003	10.55	—	10.51	—	10.51	—	10.46	—	10.42
	2002	10.58	—	10.57	—	10.56	—	10.55	—	—
	2001	—	—	—	—	—	—	—	—	—
	2000	—	—	—	—	—	—	—	—	—
Van Kampen Life Investment Trust Growth & Income Portfolio Class II	2006	14.18	14.24	14.01	14.08	14.01	14.08	13.85	13.91	—
	2005	12.44	12.49	12.33	12.37	12.33	12.37	12.21	—	—
	2004	11.54	11.57	11.46	—	11.46	—	11.39	—	—
	2003	10.29	—	10.25	—	10.25	—	10.21	—	—
	2002	8.20	—	8.19	—	8.19	—	8.18	—	—
	2001	—	—	—	—	—	—	—	—	—
	2000	—	—	—	—	—	—	—	—	—

70	PROSPECTUS	APPENDIX

Number of accumulation units outstanding at the end of the indicated period:

CAEDB = Contract Anniversary Enhanced Death Benefit
LB = Living Benefit
EB = Earnings Benefit

		BASIC		CAEB		LBR		CAEDB and LBR		CAEDB, LB and EB (I)
FUND	YEAR END	0-4 YEARS	5 YEARS AND BEYOND	0-4 YEARS	5 YEARS AND BEYOND	0-4 YEARS	5 YEARS AND BEYOND	0-4 YEARS	5 YEARS AND BEYOND	0-4 YEARS
RS Core Equity VIP Series (formerly The Guardian Stock Fund)	2006	161,422	483,664	31,116	198,393	3,023	5,524	900	8,300	339
	2005	358,577	441,506	98,830	188,805	12,779	1,462	6,694	4,919	363
	2004	772,124	306,216	259,414	122,557	16,608	3,870	17,440	—	474
	2003	1,343,966	—	424,464	—	28,958	—	19,520	—	483
	2002	1,310,521	—	450,248	—	31,601	—	16,439	—	1,185
	2001	954,095	—	439,893	—	25,582	—	9,368	—	—
	2000	408,596	—	232,031	—	12,026	—	—	—	—
RS S&P 500 Index VIP Series (formerly The Guardian VC 500 Index Fund)	2006	210,162	246,188	33,238	68,665	24,997	9,619	6,682	13,229	680
	2005	349,416	181,785	56,568	65,663	28,221	9,755	12,382	8,596	795
	2004	933,841	60,908	112,455	38,660	41,072	—	21,607	—	813
	2003	575,903	—	178,788	—	32,677	—	20,188	—	833
	2002	444,538	—	169,906	—	23,087	—	20,609	—	—
	2001	310,994	—	99,188	—	15,254	—	10,471	—	—
	2000	20,902	—	30,348	—	—	—	333	—	—
RS Asset Allocation VIP Series (formerly The Guardian VC Asset Allocation Fund)	2006	99,139	90,211	17,438	35,552	—	2,076	1,572	4,859	—
	2005	85,870	69,075	22,781	52,858	222	1,998	3,645	3,480	—
	2004	142,914	29,165	69,722	48,789	2,339	222	8,925	—	—
	2003	172,828	—	111,477	—	2,756	—	7,750	—	—
	2002	157,950	—	109,589	—	7,484	—	6,415	—	—
	2001	133,129	—	125,096	—	5,439	—	5,289	—	—
	2000	26,142	—	59,732	—	2,226	—	—	—	—
RS High Yield Bond VIP Series (formerly The Guardian VC High Yield Bond Fund)	2006	207,350	93,983	11,859	33,240	—	1,157	1,264	6,211	—
	2005	243,603	60,268	50,132	8,448	2,167	10	8,451	—	77
	2004	313,566	3,866	59,078	1,344	2,317	—	9,450	—	80
	2003	323,171	—	56,087	—	3,159	—	9,246	—	83
	2002	272,713	—	43,097	—	3,273	—	1,539	—	—
	2001	40,009	—	8,207	—	1,858	—	22	—	—
	2000	108,667	—	855	—	—	—	—	—	—
RS Low Duration Bond VIP Series (formerly The Guardian VC Low Duration Bond Fund)	2006	133,259	26,430	15,453	3,761	9,865	—	610	—	403
	2005	159,483	31,071	9,977	2,852	8,828	—	579	—	486
	2004	184,298	—	9,956	5,716	9,121	—	573	—	517
	2003	57,494	—	—	—	287	—	—	—	442
	2002	—	—	—	—	—	—	—	—	—
	2001	—	—	—	—	—	—	—	—	—
	2000	—	—	—	—	—	—	—	—	—
RS Large Cap Value VIP Series (formerly The Guardian UBS VC Large Cap Value Fund)	2006	101,396	17,785	6,790	8,319	586	—	28	466	—
	2005	53,935	5,723	7,297	7,966	607	—	476	—	69
	2004	125,687	45	15,134	—	660	—	31	—	72
	2003	74,187	—	3,330	—	283	—	—	—	75
	2002	—	—	—	—	—	—	—	—	—
	2001	—	—	—	—	—	—	—	—	—
	2000	—	—	—	—	—	—	—	—	—

APPENDIX	PROSPECTUS	71

APPENDIX A

CAEDB = Contract Anniversary Enhanced Death Benefit
LB = Living Benefit
EB = Earnings Benefit

		BASIC		CAEB		LBR		CAEDB and LBR		CAEDB, LB and EB (I)
FUND	YEAR END	0-4 YEARS	5 YEARS AND BEYOND	0-4 YEARS	5 YEARS AND BEYOND	0-4 YEARS	5 YEARS AND BEYOND	0-4 YEARS	5 YEARS AND BEYOND	0-4 YEARS
RS Partners VIP Series (formerly The Guardian UBS VC Small Cap Value Fund)	2006	111,400	13,733	12,641	2,445	1,069	—	349	—	—
	2005	125,136	8,188	14,364	5,246	1,136	—	2,235	—	66
	2004	159,573	773	22,870	957	263	—	1,726	—	69
	2003	103,368	—	6,970	—	165	—	—	—	72
	2002	—	—	—	—	—	—	—	—	—
	2001	—	—	—	—	—	—	—	—	—
	2000	—	—	—	—	—	—	—	—	—
RS Investment Quality Bond VIP Series (formerly The Guardian Bond Fund, Inc.)	2006	314,087	413,373	22,423	122,642	47,456	43,152	8,130	28,597	3,215
	2005	544,431	234,278	122,896	79,182	69,620	33,753	17,510	19,304	3,402
	2004	971,537	45,323	238,715	41,849	108,012	4,394	39,148	—	2,489
	2003	1,141,414	—	279,564	—	103,054	—	33,466	—	2,465
	2002	1,057,872	—	307,689	—	98,348	—	37,160	—	3,761
	2001	557,110	—	187,947	—	88,467	—	31,792	—	—
	2000	31,026	—	25,252	—	15,057	—	7,437	—	—
RS Cash Management VIP Series (formerly The Guardian Cash Fund, Inc.)	2006	778,193	335,946	26,778	27,972	16,838	18,140	4,318	12,314	512
	2005	512,758	167,033	28,237	27,201	33,115	13,201	9,153	7,818	483
	2004	921,569	34,677	125,484	12,548	48,625	2,618	18,258	—	665
	2003	1,442,285	—	245,518	—	47,660	—	25,783	—	635
	2002	3,565,569	—	393,851	—	39,845	—	25,722	—	1,076
	2001	2,319,918	—	420,854	—	33,195	—	13,583	—	—
	2000	340,712	—	153,008	—	5,959	—	3,726	—	—
RS International Growth VIP Series (formerly Baillie Gifford International Growth Fund)	2006	237,399	141,156	42,227	88,233	18,032	1,007	2,317	4,939	—
	2005	299,182	100,320	86,136	34,283	11,739	413	6,431	18	—
	2004	226,691	14,455	87,351	10,240	10,250	299	6,315	—	—
	2003	302,718	—	76,219	—	7,766	—	6,234	—	—
	2002	153,611	—	71,326	—	1,434	—	6,366	—	—
	2001	66,026	—	31,140	—	550	—	8	—	—
	2000	102,369	—	14,251	—	228	—	—	—	—
RS Emerging Markets VIP Series (formerly Baillie Gifford Emerging Markets Fund)	2006	215,965	68,578	16,245	23,685	3,954	460	1,025	1,489	—
	2005	301,890	38,240	31,104	14,285	3,147	—	3,671	8	—
	2004	265,341	1,622	34,017	1,016	5,576	—	2,011	—	—
	2003	386,646	—	27,914	—	3,998	—	1,854	—	—
	2002	92,064	—	23,496	—	1,218	—	1,498	—	545
	2001	22,937	—	6,622	—	—	—	8	—	—
	2000	898	—	1,558	—	—	—	—	—	—
RS Small Cap Core Equity VIP Series (formerly The Guardian Small Cap Stock Fund)	2006	244,395	260,589	30,287	104,651	1,560	1,084	2,094	15,077	—
	2005	403,691	140,620	84,247	65,849	4,190	8	18,737	—	38
	2004	607,640	48,010	123,414	27,371	6,928	—	23,356	—	111
	2003	545,597	—	167,667	—	4,601	—	34,538	—	116
	2002	281,326	—	130,361	—	3,196	—	35,096	—	626
	2001	136,074	—	56,781	—	—	—	2,717	—	—
	2000	150,297	—	10,817	—	—	—	1,773	—	—

72	PROSPECTUS	APPENDIX

CAEDB = Contract Anniversary Enhanced Death Benefit
LB = Living Benefit
EB = Earnings Benefit

		BASIC		CAEB		LBR		CAEDB and LBR		CAEDB, LB and EB (I)
FUND	YEAR END	0-4 YEARS	5 YEARS AND BEYOND	0-4 YEARS	5 YEARS AND BEYOND	0-4 YEARS	5 YEARS AND BEYOND	0-4 YEARS	5 YEARS AND BEYOND	0-4 YEARS
Value Line Centurion Fund	2006	170,690	83,481	6,449	20,668	—	308	3,166	2,146	—
	2005	234,395	41,060	40,432	12,299	2,266	315	6,443	—	—
	2004	290,400	18,361	71,059	9,893	3,246	—	7,857	—	—
	2003	288,620	—	82,896	—	2,950	—	8,873	—	—
	2002	195,742	—	69,593	—	3,069	—	5,832	—	—
	2001	109,752	—	35,984	—	2,814	—	5,768	—	—
	2000	21,898	—	13,673	—	—	—	3,496	—	—
Value Line Strategic Asset Management Trust	2006	127,510	453,417	32,445	151,221	6,704	17,617	1,098	13,281	310
	2005	354,913	390,474	107,947	122,780	11,600	19,652	5,985	9,814	332
	2004	702,981	103,095	231,745	53,848	41,980	1,489	16,724	—	521
	2003	823,018	—	263,973	—	43,756	—	17,216	—	532
	2002	781,005	—	288,048	—	49,427	—	17,676	—	189
	2001	587,990	—	271,743	—	40,037	—	11,010	—	—
	2000	138,189	—	67,771	—	6,498	—	—	—	—
AIM. V.I. Capital Appreciation Fund Series I (formerly AIM V.I. Aggressive Growth Fund Series I and AIM V.I. Growth Fund Series I)	2006	47,085	131,649	50,218	104,764	4,376	1,114	4,523	26,387	62
	2005	—	—	—	—	—	—	—	—	—
	2004	—	—	—	—	—	—	—	—	—
	2003	—	—	—	—	—	—	—	—	—
	2002	—	—	—	—	—	—	—	—	—
	2001	—	—	—	—	—	—	—	—	—
	2000	—	—	—	—	—	—	—	—	—
AIM V.I. Aggressive Growth Fund Series I	2006	—	—	—	—	—	—	—	—	—
	2005	48,043	36,958	32,971	24,587	92	1,793	388	—	—
	2004	173,728	32,232	44,196	9,356	515	1,325	1,281	—	—
	2003	183,149	—	52,692	—	2,144	—	1,343	—	—
	2002	176,810	—	43,451	—	4,628	—	2,518	—	—
	2001	141,527	—	33,172	—	3,346	—	912	—	—
	2000	58,870	—	17,007	—	1,075	—	—	—	—
AIM V.I. Government Securities Fund Series I	2006	62,412	154,621	12,287	42,432	11,858	13,388	5,654	10,591	—
	2005	195,865	102,504	50,912	22,374	26,121	9,461	10,223	6,388	—
	2004	346,808	16,353	79,237	9,186	42,092	4,296	18,540	—	851
	2003	467,772	—	105,325	—	40,615	—	22,093	—	838
	2002	472,407	—	123,259	—	37,902	—	18,647	—	320
	2001	192,339	—	36,103	—	35,164	—	18,454	—	—
	2000	19,443	—	2,307	—	8,455	—	7,416	—	—
AIM V.I. Growth Fund Series I	2006	—	—	—	—	—	—	—	—	—
	2005	35,588	64,578	77,322	29,070	4,552	278	29,460	4,676	102
	2004	104,288	14,313	110,013	11,271	7,931	—	37,578	—	204
	2003	203,942	—	131,142	—	2,124	—	32,260	—	280
	2002	132,724	—	76,292	—	5,927	—	29,418	—	—
	2001	118,449	—	58,363	—	4,806	—	11,511	—	—
	2000	28,739	—	18,243	—	845	—	4,054	—	—
AIM V.I. Core Equity Fund Series I (formerly AIM V.I. Premier Equity Fund Series I)	2006	15,786	159,363	6,280	48,749	227	4,214	—	1,064	1,108
	2005	86,334	145,774	35,414	50,384	386	4,323	1,495	—	1,159
	2004	295,361	35,661	88,665	11,481	6,092	—	1,512	—	1,191
	2003	350,505	—	123,008	—	10,744	—	1,935	—	1,215
	2002	431,690	—	143,797	—	15,602	—	3,091	—	—
	2001	318,967	—	152,063	—	16,772	—	1,837	—	—
	2000	39,797	—	55,892	—	519	—	—	—	—

APPENDIX	PROSPECTUS	73

APPENDIX A

CAEDB = Contract Anniversary Enhanced Death Benefit
LB = Living Benefit
EB = Earnings Benefit

		BASIC		CAEB		LBR		CAEDB and LBR		CAEDB, LB and EB (I)
FUND	YEAR END	0-4 YEARS	5 YEARS AND BEYOND	0-4 YEARS	5 YEARS AND BEYOND	0-4 YEARS	5 YEARS AND BEYOND	0-4 YEARS	5 YEARS AND BEYOND	0-4 YEARS
Alger American Leveraged AllCap Portfolio Class O	2006	66,737	88,913	2,366	34,053	2,449	225	—	1,322	—
	2005	158,212	50,364	26,147	26,859	5,481	180	250	1,155	—
	2004	302,931	3,556	60,170	10,435	6,676	—	2,028	—	57
	2003	308,522	—	80,675	—	5,353	—	2,285	—	59
	2002	270,058	—	77,979	—	5,993	—	2,283	—	67
	2001	124,879	—	54,243	—	3,469	—	3,328	—	—
	2000	21,435	—	14,083	—	—	—	1,812	—	—
AllianceBernstein Growth & Income Portfolio Class B	2006	171,455	35,658	8,317	31,818	11,140	108	—	11,491	58
	2005	204,531	25,896	31,919	7,143	4,782	—	12,880	—	94
	2004	217,758	1,020	38,994	9,278	6,920	—	14,541	—	189
	2003	190,381	—	38,912	—	3,559	—	19,086	—	259
	2002	20,302	—	24,871	—	311	—	19,572	—	—
	2001	—	—	—	—	—	—	—	—	—
	2000	—	—	—	—	—	—	—	—	—
AllianceBernstein Large Cap Growth Portfolio Class B	2006	40,321	15,958	351	—	—	—	161	—	—
	2005	61,200	1,616	2,897	155	1,138	—	149	—	—
	2004	26,030	—	553	—	1,328	—	166	—	—
	2003	24,721	—	920	—	—	—	170	—	—
	2002	5,757	—	841	—	—	—	—	—	—
	2001	—	—	—	—	—	—	—	—	—
	2000	—	—	—	—	—	—	—	—	—
AllianceBernstein Global Technology Portfolio Class B	2006	10,689	4,355	1,696	1,455	—	27	—	—	—
	2005	13,626	2,704	1,698	2,385	31	—	—	—	—
	2004	27,434	—	10,238	—	36	—	151	—	—
	2003	57,536	—	19,546	—	37	—	636	—	—
	2002	14,651	—	4,152	—	49	—	—	—	—
	2001	—	—	—	—	—	—	—	—	—
	2000	—	—	—	—	—	—	—	—	—
AllianceBernstein Value Portfolio Class B	2006	277,893	93,791	11,932	32,773	1,057	502	146	4,689	—
	2005	180,986	29,994	25,490	10,872	3,438	—	5,404	—	—
	2004	232,935	2,718	33,071	8,682	2,237	—	7,131	—	—
	2003	149,627	—	21,792	—	1,654	—	6,576	—	—
	2002	32,363	—	7,750	—	889	—	5,574	—	1,021
	2001	—	—	—	—	—	—	—	—	—
	2000	—	—	—	—	—	—	—	—	—
American Century VP Capital Appreciation Fund Class 1	2006	81,463	99,265	28,285	69,417	407	5,797	1,481	3,832	—
	2005	316,413	48,361	49,963	43,425	443	6,543	2,836	2,879	—
	2004	125,526	12,233	49,698	5,656	8,527	—	5,368	—	55
	2003	148,037	—	49,605	—	7,977	—	19,482	—	57
	2002	121,885	—	47,556	—	8,454	—	4,372	—	65
	2001	84,699	—	50,730	—	8,535	—	3,778	—	—
	2000	10,955	—	33,061	—	—	—	—	—	—
Fidelity VIP Balanced Portfolio Service Class 2	2006	104,408	180,995	22,023	48,234	1,177	176	6,228	1,076	—
	2005	156,021	137,308	62,941	31,317	1,554	—	1,876	—	—
	2004	315,755	27,374	93,246	4,581	9,812	—	2,700	—	—
	2003	343,111	—	94,986	—	2,979	—	2,964	—	—
	2002	277,402	—	75,916	—	3,547	—	1,748	—	—
	2001	174,176	—	57,794	—	3,639	—	118	—	—
	2000	19,736	—	2,076	—	—	—	—	—	—

74	PROSPECTUS	APPENDIX

CAEDB = Contract Anniversary Enhanced Death Benefit
LB = Living Benefit
EB = Earnings Benefit

		BASIC		CAEB		LBR		CAEDB and LBR		CAEDB, LB and EB (I)
FUND	YEAR END	0-4 YEARS	5 YEARS AND BEYOND	0-4 YEARS	5 YEARS AND BEYOND	0-4 YEARS	5 YEARS AND BEYOND	0-4 YEARS	5 YEARS AND BEYOND	0-4 YEARS
Fidelity VIP Contrafund Portfolio Service Class 2	2006	371,528	334,739	68,173	135,571	10,278	10,100	7,185	4,376	315
	2005	648,912	254,568	154,109	84,673	25,145	8,080	10,557	693	337
	2004	672,961	68,299	185,657	41,607	33,331	3,611	11,797	—	351
	2003	610,880	—	182,304	—	32,834	—	10,945	—	357
	2002	463,856	—	186,750	—	41,569	—	7,317	—	1,017
	2001	259,861	—	109,211	—	24,771	—	5,946	—	—
	2000	86,819	—	34,239	—	3,387	—	1,727	—	—
Fidelity VIP Equity-Income Portfolio Service Class 2	2006	281,868	390,367	35,677	110,032	5,115	8,777	5,694	5,219	335
	2005	492,213	212,821	129,290	38,498	20,505	3,757	9,666	2,043	358
	2004	806,650	38,309	196,366	7,923	27,434	997	14,423	—	564
	2003	855,233	—	206,918	—	25,467	—	11,718	—	576
	2002	694,772	—	190,046	—	29,430	—	7,968	—	207
	2001	409,221	—	74,723	—	11,197	—	2,928	—	—
	2000	40,670	—	3,627	—	—	—	298	—	—
Fidelity VIP Growth Portfolio Service Class 2	2006	52,101	198,935	16,212	39,927	12,874	6,487	64	3,577	—
	2005	155,357	115,110	50,533	25,200	19,119	1,134	1,313	2,439	—
	2004	364,993	29,329	113,432	5,722	25,453	367	3,984	—	208
	2003	375,650	—	113,116	—	25,316	—	4,162	—	215
	2002	334,810	—	110,847	—	13,793	—	6,204	—	225
	2001	185,722	—	43,721	—	2,680	—	2,683	—	—
	2000	20,581	—	23,212	—	791	—	—	—	—
Fidelity VIP Mid Cap Portfolio Service Class 2	2006	321,571	139,716	48,667	50,949	5,176	1,541	4,582	14,834	19
	2005	465,534	85,772	89,126	16,861	8,386	—	23,241	—	33
	2004	422,366	12,572	88,351	6,861	8,459	—	24,294	—	74
	2003	232,243	—	69,424	—	10,213	—	19,972	—	113
	2002	47,159	—	33,266	—	4,392	—	19,042	—	—
	2001	—	—	—	—	—	—	—	—	—
	2000	—	—	—	—	—	—	—	—	—
Templeton Growth Securities Fund Class 2	2006	170,092	77,424	8,766	30,104	2,472	286	5,253	738	277
	2005	165,753	36,340	28,160	8,264	2,863	265	5,275	—	348
	2004	191,929	3,628	40,320	4,642	5,158	—	3,870	—	368
	2003	67,546	—	15,424	—	855	—	1,160	—	401
	2002	34,823	—	4,421	—	71	—	—	—	—
	2001	—	—	—	—	—	—	—	—	—
	2000	—	—	—	—	—	—	—	—	—
Janus Aspen Forty Portfolio Service Shares	2006	190,311	104,891	16,577	65,276	359	1,654	3,914	2,929	—
	2005	311,496	128,015	51,263	72,243	2,495	396	6,345	1,091	—
	2004	349,800	57,378	92,729	23,591	3,493	—	6,631	—	—
	2003	394,046	—	111,127	—	4,215	—	5,322	—	—
	2002	220,781	—	132,160	—	3,647	—	3,251	—	—
	2001	196,464	—	114,434	—	951	—	1,290	—	—
	2000	68,005	—	58,460	—	—	—	—	—	—
Janus Aspen Flexible Bond Portfolio Service Shares	2006	87,669	120,608	3,987	10,126	2,170	289	3,388	410	—
	2005	210,472	58,417	7,245	11,252	2,558	180	4,051	—	—
	2004	279,066	15,349	19,538	8,254	3,408	234	4,409	—	77
	2003	323,404	—	40,014	—	3,712	—	3,301	—	80
	2002	228,476	—	31,864	—	2,815	—	1,164	—	83
	2001	105,572	—	31,611	—	2,730	—	117	—	—
	2000	9,818	—	7,703	—	—	—	—	—	—

APPENDIX	PROSPECTUS	75

APPENDIX A

CAEDB = Contract Anniversary Enhanced Death Benefit
LB = Living Benefit
EB = Earnings Benefit

		BASIC		CAEB		LBR		CAEDB and LBR		CAEDB, LB and EB (I)
FUND	YEAR END	0-4 YEARS	5 YEARS AND BEYOND	0-4 YEARS	5 YEARS AND BEYOND	0-4 YEARS	5 YEARS AND BEYOND	0-4 YEARS	5 YEARS AND BEYOND	0-4 YEARS
Janus Aspen Growth and Income Portfolio Service Shares	2006	29,166	71,139	8,458	46,460	501	451	1,177	4,535	—
	2005	133,170	56,127	21,522	35,541	522	474	4,032	2,259	—
	2004	151,886	12,863	44,358	6,711	3,496	—	8,607	—	—
	2003	178,316	—	50,005	—	4,852	—	7,419	—	—
	2002	156,458	—	63,813	—	7,390	—	5,688	—	—
	2001	121,621	—	61,579	—	6,898	—	2,956	—	—
	2000	22,894	—	15,952	—	776	—	—	—	—
Janus Aspen Mid Cap Growth Portfolio Service Shares	2006	47,657	141,464	5,087	54,937	880	625	6,108	591	—
	2005	97,154	114,098	20,053	43,542	998	590	—	—	—
	2004	470,627	44,170	82,959	8,209	1,094	4,032	—	—	—
	2003	703,252	—	96,146	—	10,601	—	1,022	—	—
	2002	241,494	—	83,522	—	14,556	—	1,218	—	—
	2001	205,062	—	94,230	—	14,436	—	2,707	—	—
	2000	335,810	—	60,379	—	2,958	—	430	—	—
Janus Aspen Worldwide Growth Portfolio Service Shares	2006	17,148	156,770	16,277	101,108	1,065	226	—	43,430	—
	2005	69,780	155,667	75,077	73,676	1,137	2,196	45,496	2,984	—
	2004	273,468	52,645	152,105	21,000	3,576	—	52,914	—	—
	2003	437,837	—	157,432	—	6,718	—	35,930	—	—
	2002	426,830	—	181,525	—	11,986	—	37,056	—	—
	2001	415,064	—	165,584	—	11,213	—	2,680	—	—
	2000	342,876	—	50,804	—	2,411	—	—	—	—
MFS Capital Opportunities Series Service Class	2006	19,440	62,919	936	18,723	44	3,572	827	—	489
	2005	52,392	53,417	23,427	27,690	141	3,700	827	—	510
	2004	143,563	6,450	45,143	17,209	4,551	—	827	—	513
	2003	151,703	—	67,356	—	4,781	—	1,837	—	516
	2002	189,461	—	85,654	—	6,045	—	4,484	—	—
	2001	160,662	—	58,351	—	4,118	—	2,044	—	—
	2000	19,346	—	21,767	—	—	—	—	—	—
MFS Emerging Growth Series Service Class	2006	28,176	110,211	16,034	37,888	25	3,507	—	5,616	—
	2005	64,733	83,565	23,602	38,139	181	3,608	1,022	4,624	—
	2004	186,683	26,210	83,829	7,869	4,099	—	7,129	—	—
	2003	366,859	—	104,307	—	4,491	—	7,146	—	—
	2002	202,288	—	71,560	—	4,913	—	6,371	—	—
	2001	166,921	—	82,603	—	6,293	—	4,376	—	—
	2000	69,400	—	15,882	—	—	—	—	—	—
MFS Investors Trust Series Service Class	2006	16,389	100,510	3,174	23,076	1,302	3,384	—	6,676	—
	2005	71,436	78,867	27,381	13,509	1,586	3,553	7,280	—	—
	2004	191,613	5,093	45,567	3,161	4,121	—	10,396	—	—
	2003	215,376	—	52,351	—	4,968	—	10,557	—	—
	2002	242,975	—	49,097	—	4,976	—	11,878	—	1,081
	2001	135,458	—	38,587	—	10,659	—	2,294	—	—
	2000	8,291	—	5,227	—	—	—	—	—	—
MFS New Discovery Series Service Class	2006	111,018	99,846	1,851	17,050	82	1,970	—	2,716	—
	2005	187,765	66,977	17,467	24,983	4,644	1,620	2,874	—	—
	2004	287,886	31,013	53,704	4,866	6,510	—	3,257	—	—
	2003	331,921	—	61,978	—	6,428	—	3,649	—	—
	2002	253,219	—	67,619	—	8,150	—	3,265	—	—
	2001	150,658	—	62,059	—	5,981	—	169	—	—
	2000	25,431	—	20,543	—	587	—	—	—	—

76	PROSPECTUS	APPENDIX

CAEDB = Contract Anniversary Enhanced Death Benefit
LB = Living Benefit
EB = Earnings Benefit

		BASIC		CAEB		LBR		CAEDB and LBR		CAEDB, LB and EB (I)
FUND	YEAR END	0-4 YEARS	5 YEARS AND BEYOND	0-4 YEARS	5 YEARS AND BEYOND	0-4 YEARS	5 YEARS AND BEYOND	0-4 YEARS	5 YEARS AND BEYOND	0-4 YEARS
MFS Strategic Income Series Service Class	2006	64,727	39,158	4,270	7,611	2,559	—	1,136	418	—
	2005	101,490	31,733	9,557	4,283	2,850	1,283	1,809	—	—
	2004	118,502	3,744	12,449	1,660	3,098	1,036	1,355	—	—
	2003	84,114	—	9,232	—	3,780	—	1,465	—	—
	2002	54,620	—	9,033	—	3,350	—	794	—	—
	2001	18,001	—	4,104	—	1,935	—	—	—	—
	2000	959	—	—	—	—	—	—	—	—
Prudential Jennison Portfolio Class II	2006	23,773	46,697	2,474	23,907	—	1,186	—	594	—
	2005	48,140	38,842	15,620	23,558	114	1,181	603	—	—
	2004	114,006	8,731	31,294	8,039	1,433	—	632	—	—
	2003	134,363	—	43,752	—	1,506	—	662	—	—
	2002	153,989	—	36,019	—	1,597	—	2,815	—	—
	2001	146,648	—	40,303	—	1,257	—	7,589	—	—
	2000	17,049	—	8,754	—	—	—	5,743	—	—
Van Kampen Life Investment Trust Government Portfolio Class II	2006	155,168	33,626	34,094	1,483	23,364	3,426	4,643	2,182	—
	2005	195,525	8,181	50,791	5,638	29,738	—	6,114	—	—
	2004	203,662	804	50,089	1,194	34,023	—	6,336	—	674
	2003	223,904	—	39,274	—	23,354	—	7,109	—	671
	2002	89,327	—	22,043	—	4,374	—	1,543	—	—
	2001	—	—	—	—	—	—	—	—	—
	2000	—	—	—	—	—	—	—	—	—
Van Kampen Life Investment Trust Growth & Income Portfolio Class II	2006	136,095	73,394	20,364	10,767	6,652	1,382	7,887	589	—
	2005	195,669	35,245	35,101	5,102	8,113	566	7,017	—	—
	2004	188,715	4,087	31,919	—	11,497	—	7,558	—	—
	2003	100,344	—	23,942	—	10,191	—	1,362	—	—
	2002	38,200	—	15,345	—	1,016	—	177	—	—
	2001	—	—	—	—	—	—	—	—	—
	2000	—	—	—	—	—	—	—	—	—

APPENDIX	PROSPECTUS	77

INDIVIDUAL FLEXIBLE PREMIUM

DEFERRED VARIABLE

ANNUITY CONTRACT

Issued Through The Guardian Separate Account F of

The Guardian Insurance & Annuity Company, Inc.

Statement of Additional Information Dated May 1, 2007

This Statement of Additional Information is not a prospectus but should be read in conjunction with the current Prospectus for The Guardian Separate Account F (marketed under the name “The Guardian C+CSM Variable Annuity) dated May 1, 2007.

A free Prospectus is available upon request by writing or calling:

The Guardian Insurance & Annuity Company, Inc.

Customer Service Office

P.O. Box 26210

Lehigh Valley, Pennsylvania 18002

1-800-221-3253

Read the prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the Prospectus.

EB-013692    5/04

B-1

SERVICES TO THE SEPARATE ACCOUNT

The Guardian Insurance & Annuity Company, Inc. (“GIAC”) maintains the books and records of The Guardian Separate Account F (the “Separate Account”). GIAC, a wholly owned subsidiary of The Guardian Life Insurance Company of America, acts as custodian of the assets of the Separate Account. GIAC bears all expenses incurred in the operations of the Separate Account, except the mortality and expense risk charge and the administrative charge (as described in the Prospectus), which are borne by the contract owner.

Guardian Investor Services LLC (“GIS”), a wholly owned subsidiary of GIAC, serves as principal underwriter for the Separate Account pursuant to a distribution and service agreement between GIAC and GIS. The contracts are offered continuously and are sold by GIAC insurance agents who are registered representatives of either Park Avenue Securities LLC or of other broker-dealers which have selling agreements with GIS and GIAC. In the years 2006, 2005 and 2004, GIAC paid commissions through GIS with respect to the sales of variable annuity contracts in the amount of $50,194,953, $43,957,484 and $44,238,771 respectively.

ANNUITY PAYMENTS

The objective of the contracts is to provide benefit payments (known as annuity payments) which will increase at a rate sufficient to maintain purchasing power at a constant level. For this to occur, the actual net investment rate must exceed the assumed investment return by an amount equal to the rate of inflation. Of course, no assurance can be made that this objective will be met. If the assumed interest return were to be increased, benefit payments would start at a higher level but would increase more slowly or decrease more rapidly. Likewise, a lower assumed interest return would provide a lower initial payment with greater increases or lesser decreases in subsequent annuity payments.

If a contract owner chooses a variable annuity payment, or a combination of variable and fixed payments, he or she may choose an assumed investment return on the variable annuity payments of either 0%, 3 1/2%, or 5%, if allowed by applicable law or regulation. If no choice is made, an effective annual interest rate of 3 1/2% will be used as the assumed investment return. As discussed later, the assumed investment return chosen is compared to the actual returns of the variable investment options chosen to determine the amount of subsequent variable annuity payments.

Value of an Annuity Unit: The value of an annuity unit is determined independently for each of the variable investment options. For any valuation period, the value of an annuity unit is equal to the value for the immediately preceding valuation period multiplied by the annuity change factor for the current valuation period. The annuity unit value for a valuation period is the value determined as of the end of such period. The annuity change factor is equal to the net investment factor for the same valuation period adjusted to neutralize the assumed investment return used in determining the annuity payments. The net investment factor is reduced by (a) the mortality and expense risk charges, (b) administrative expenses and (c) if applicable, any optional benefit rider charge on an annual basis during the life of the contract. The dollar amount of any monthly payment due after the first monthly payment under a variable investment option will be determined by multiplying the number of annuity units by the value of an annuity unit for the valuation period ending ten (10) days prior to the valuation period in which the monthly payment is due.

Determination of the First Monthly Annuity Payment: At the time annuity payments begin, the value of the contract owner’s account is determined by multiplying the variable accumulation unit value on the valuation date ten (10) days before the date the first variable or fixed annuity payment is due by the corresponding number of variable accumulation units credited to the contract owner’s account as of the date the first annuity payment is due, less any applicable premium taxes not previously deducted.

The contracts contain tables reflecting the dollar amount of the first monthly payment which can be purchased with each $1,000 of value accumulated under the contract. The amounts depend on the variable or fixed annuity payout option selected, the mortality table used under the contract (the 1983 Individual Mortality Table projected using Scale G) and the nearest age of the annuitant. The first annuity payment is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract. Currently, we are using annuity purchase rates we believe to be more favorable to you than those in your contract. We may change these rates from time to time, but the rate will never be less favorable to you than those guaranteed in your contract.

B-2

Determination of the Second and Subsequent Monthly Variable Annuity Payments: The amount of the second and subsequent variable annuity payments is determined by multiplying the number of annuity units by the appropriate annuity unit value as of the valuation date ten (10) days prior to the day such payment is due. The number of annuity units under a contract is determined by dividing the first monthly variable annuity payment by the value of the appropriate annuity unit on the date of such payment. This number of annuity units remains fixed during the variable annuity payment period, provided no transfers among the variable investment options are made. If a transfer among the variable investment options is made, the number of annuity units will be adjusted accordingly.

The assumed investment return the contract owner selects under the contract is the measuring point for subsequent variable annuity payments. If the actual net investment return (on an annual basis) remains equal to the assumed investment return selected, the variable annuity payments will remain constant. If the actual net investment return exceeds the assumed investment return selected, the variable annuity payment will increase at a rate equal to the amount of such excess. Conversely, if the actual rate is less than the assumed investment return selected, variable annuity payments will decrease.

The second and subsequent monthly payments made under a fixed annuity payout option will be equal to the amount of the first monthly fixed annuity payment (described above).

We may provide a contract owner with a personalized report to demonstrate how these calculations would have impacted the income stream had the contract owner annuitized the contract at some time in the past. This report is based on historical information and is not necessarily representative of future performance.

TAX STATUS OF THE CONTRACTS

Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

Diversification Requirements. The Internal Revenue Code of 1986, as amended (“Code”) requires that the investments of each investment division of the separate account underlying the contracts be “adequately diversified” in order for the contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.

Owner Control. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contracts, we believe that the owner of a contract should not be treated as the owner of the separate account assets. We reserve the right to modify the contracts to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the contracts from being treated as the owners of the underlying separate account assets.

Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of a holder of the contract. Specifically, section 72(s) requires that (a) if any holder dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such holder’s death; and (b) if any holder dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such holder’s death. These requirements will be considered satisfied as to any portion of a holder’s interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the holder’s death. The designated beneficiary refers to a natural person designated by the holder as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased holder, the contract may be continued with the surviving spouse as the new holder.

B-3

The non-qualified contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to qualified contracts.

CALCULATION OF YIELD QUOTATIONS FOR THE RS MONEY MARKET VIP SERIES INVESTMENT DIVISION

The yield of the Investment Division of the Separate Account investing in the RS Money Market VIP Series represents the net change, exclusive of gains and losses realized by the Investment Division of the RS Money Market VIP Series and unrealized appreciation and depreciation with respect to the RS Money Market VIP Series’ portfolio of securities, in the value of a hypothetical pre-existing contract that is credited with one accumulation unit at the beginning of the period for which yield is determined (the “base period”). The base period generally will be a seven-day period. The current yield for a base period is calculated by dividing (1) the net change in the value of the contract for the base period (see “Accumulation Period” in the Prospectus) by (2) the value of the contract at the beginning of the base period and multiplying the result by 365/7. Deductions from purchase payments (for example, any applicable premium taxes) and any applicable contingent deferred sales charge assessed at the time of withdrawal or annuitization are not reflected in the computation of current yield of the Investment Division. The determination of net change in contract value reflects all deductions that are charged to a contract owner, in proportion to the length of the base period and the Investment Division’s average contract size. The current annualized yield of the RS Money Market VIP Series Investment Division for the 7-day period ended December 31, 2006 was 4.70%.

Yield also may be calculated on an effective or compound basis, which assumes continual reinvestment by the Investment Division throughout an entire year of net income earned by the Investment Division at the same rate as net income is earned in the base period. The effective or compound yield for a base period is calculated by (1) dividing (i) the net change in the value of the contract for the base period by (ii) the value of the contract as of the beginning of the base period, (2) adding 1 to the result, (3) raising the sum to a power equal to 365 divided by the number of days in the base period, and (4) subtracting 1 from the result. The effective annualized yield of the RS Money Market VIP Series Investment Division for the 7-day period ended December 31, 2006 was 4.81%.

The current and effective yields of the RS Money Market VIP Series Investment Division will vary depending on prevailing interest rates, the operating expenses and the quality, maturity and type of instruments held in the RS Money Market VIP Series’ portfolio. Consequently, no yield quotation should be considered as representative of what the yield of the Investment Division may be for any specified period in the future. The yield is subject to fluctuation and is not guaranteed.

VALUATION OF ASSETS OF THE SEPARATE ACCOUNT

The value of Fund shares held in each Investment Division at the time of each valuation is the redemption value of such shares at such time. If the right to redeem shares of a Fund has been suspended, or payment of redemption value has been postponed for the sole purpose of computing annuity payments, the shares held in the Separate Account (and corresponding annuity units) may be valued at fair value as determined in good faith by GIAC’s Board of Directors.

TRANSFERABILITY RESTRICTIONS

Where a contract is owned in conjunction with a retirement plan qualified under the Code, a tax-sheltered annuity program or individual retirement account, and notwithstanding any other provisions of the contract, the contract owner may not change the ownership of the contract nor may the contract be sold, assigned or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than GIAC unless the contract owner is the trustee of an employee trust qualified under the Code, the custodian of a custodial account treated as such, or the employer under a qualified non-trusteed pension plan.

B-4

EXPERTS

The consolidated balance sheets of GIAC as of December 31, 2006 and 2005 and the related consolidated statements of income and comprehensive income, of changes in stockholder’s equity and of cash flows for each of the three years in the period ended December 31, 2006 and the statement of assets and liabilities of Separate Account F as of December 31, 2006 and the related statement of operations for the year then ended and the statement of changes in net assets for the two years in the period ended December 31, 2006, included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

B-5

FINANCIAL STATEMENTS OF

THE GUARDIAN SEPARATE ACCOUNT F

The Guardian Separate Account F

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2006

	RS Core Equity VIP Series	RS S&P 500 Index VIP Series	RS Asset Allocation VIP Series

Assets:
Shares owned in underlying fund	191,237	596,665	258,223
Net asset value per share (NAV)	33.67	10.36	10.36

Total Assets (Shares x NAV)	$6,438,957	$6,181,453	$2,675,195

Liabilities:
Due to the Guardian Insurance & Annuity Company, Inc.	12,673	14,591	8,498

Net Assets	$6,426,284	$6,166,862	$2,666,697

Net Assets: Regular Contract–Years 0 - 4
Contract value in accumulation period	$1,149,456	$2,038,600	$1,054,823

Net Assets	$1,149,456	$2,038,600	$1,054,823
Units Outstanding	161,422	210,162	99,139
Unit Value (accumulation)	$7.12	$9.70	$10.64

Net Assets: Regular Contract–Years 5 and beyond
Contract value in accumulation period	$3,465,960	$2,403,244	$965,927

Net Assets	$3,465,960	$2,403,244	$965,927
Units Outstanding	483,664	246,188	90,211
Unit Value (accumulation)	$7.17	$9.76	$10.71

Net Assets: Contracts with Living Benefit Rider (LBR)–Years 0 - 4
Contract value in accumulation period	$21,194	$238,716	$—

Net Assets	$21,194	$238,716	$—
Units Outstanding	3,023	24,997	—
Unit Value (accumulation)	$7.01	$9.55	$—

Net Assets: Contracts with Living Benefit Rider (LBR)–Years 5 and beyond
Contract value in accumulation period	$38,970	$92,446	$21,880

Net Assets	$38,970	$92,446	$21,880
Units Outstanding	5,524	9,619	2,076
Unit Value (accumulation)	$7.05	$9.61	$10.54

Net Assets: Contracts with Anniversary Enhanced Death Benefit Rider (EDBR)–Years 0 - 4
Contract value in accumulation period	$218,135	$317,414	$182,663

Net Assets	$218,135	$317,414	$182,663
Units Outstanding	31,116	33,238	17,438
Unit Value (accumulation)	$7.01	$9.55	$10.47

Net Assets: Contracts with Anniversary Enhanced Death Benefit Rider (EDBR)–Years 5 and beyond
Contract value in accumulation period	$1,399,640	$659,905	$374,766

Net Assets	$1,399,640	$659,905	$374,766
Units Outstanding	198,393	68,665	35,552
Unit Value (accumulation)	$7.05	$9.61	$10.54

Net Assets: Contracts with Anniversary EDBR and LBR–Years 0 - 4
Contract value in accumulation period	$6,214	$62,821	$16,209

Net Assets	$6,214	$62,821	$16,209
Units Outstanding	900	6,682	1,572
Unit Value (accumulation)	$6.90	$9.40	$10.31

See notes to financial statements.

B-6

Investment Divisions
RS High Yield Bond VIP Series	RS Low Duration Bond VIP Series	RS Large Cap Value VIP Series	RS Partners VIP Series	RS Investment Quality Bond VIP Series	RS Cash Management VIP Series	Gabelli Capital Asset

548,719	198,556	184,598	207,735	1,114,263	1,333,764	9,573
8.47	9.82	13.72	11.71	11.78	10.00	18.58

$4,647,647	$1,949,822	$2,532,684	$2,432,576	$13,126,014	$13,337,645	$177,862

5,264	7,037	2,495	2,419	17,195	657,723	4,045

$4,642,383	$1,942,785	$2,530,189	$2,430,157	$13,108,819	$12,679,922	$173,817

$2,663,977	$1,351,966	$1,843,725	$1,901,561	$4,053,706	$8,085,309	$173,817

$2,663,977	$1,351,966	$1,843,725	$1,901,561	$4,053,706	$8,085,309	$173,817
207,350	133,259	101,396	111,400	314,087	778,193	14,335
$12.85	$10.15	$18.18	$17.07	$12.91	$10.39	$12.13

$1,215,144	$269,054	$324,686	$235,361	$5,369,069	$3,512,611	$—

$1,215,144	$269,054	$324,686	$235,361	$5,369,069	$3,512,611	$—
93,983	26,430	17,785	13,733	413,373	335,946	—
$12.93	$10.18	$18.26	$17.14	$12.99	$10.46	$—

$—	$99,250	$10,544	$18,077	$602,983	$172,231	$—

$—	$99,250	$10,544	$18,077	$602,983	$172,231	$—
—	9,865	586	1,069	47,456	16,838	—
$—	$10.06	$18.01	$16.90	$12.71	$10.23	$—

$14,727	$—	$—	$—	$551,785	$186,732	$—

$14,727	$—	$—	$—	$551,785	$186,732	$—
1,157	—	—	—	43,152	18,140	—
$12.73	$—	$—	$—	$12.79	$10.29	$—

$150,001	$155,475	$122,259	$213,685	$284,913	$273,907	$—

$150,001	$155,475	$122,259	$213,685	$284,913	$273,907	$—
11,859	15,453	6,790	12,641	22,423	26,778	—
$12.65	$10.06	$18.01	$16.90	$12.71	$10.23	$—

$423,106	$37,969	$150,393	$41,487	$1,568,232	$287,933	$—

$423,106	$37,969	$150,393	$41,487	$1,568,232	$287,933	$—
33,240	3,761	8,319	2,445	122,642	27,972	—
$12.73	$10.10	$18.08	$16.97	$12.79	$10.29	$—

$15,739	$6,088	$504	$5,834	$101,698	$43,485	$—

$15,739	$6,088	$504	$5,834	$101,698	$43,485	$—
1,264	610	28	349	8,130	4,318	—
$12.45	$9.98	$17.83	$16.74	$12.51	$10.07	$—

B-7

The Guardian Separate Account F

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2006 (continued)

	RS International Growth VIP Series	RS Emerging Markets VIP Series	RS Small Cap Core Equity VIP Series

Assets:
Shares owned in underlying fund	298,128	384,681	502,250
Net asset value per share (NAV)	21.69	24.55	15.03

Total Assets (Shares x NAV)	$6,466,399	$9,443,920	$7,548,825

Liabilities:
Due to the Guardian Insurance & Annuity Company, Inc.	15,635	12,937	14,729

Net Assets	$6,450,764	$9,430,983	$7,534,096

Net Assets: Regular Contract–Years 0 - 4
Contract value in accumulation period	$2,844,100	$6,095,002	$2,773,471

Net Assets	$2,844,100	$6,095,002	$2,773,471
Units Outstanding	237,399	215,965	244,395
Unit Value (accumulation)	$11.98	$28.22	$11.35

Net Assets: Regular Contract–Years 5 and beyond
Contract value in accumulation period	$1,701,841	$1,947,720	$2,976,046

Net Assets	$1,701,841	$1,947,720	$2,976,046
Units Outstanding	141,156	68,578	260,589
Unit Value (accumulation)	$12.06	$28.40	$11.42

Net Assets: Contracts with Living Benefit Rider (LBR)–Years 0 - 4
Contract value in accumulation period	$212,673	$109,874	$17,426

Net Assets	$212,673	$109,874	$17,426
Units Outstanding	18,032	3,954	1,560
Unit Value (accumulation)	$11.79	$27.79	$11.17

Net Assets: Contracts with Living Benefit Rider (LBR)–Years 5 and beyond
Contract value in accumulation period	$11,952	$12,857	$12,192

Net Assets	$11,952	$12,857	$12,192
Units Outstanding	1,007	460	1,084
Unit Value (accumulation)	$11.87	$27.96	$11.24

Net Assets: Contracts with Anniversary Enhanced Death Benefit Rider (EDBR)–Years 0 - 4
Contract value in accumulation period	$498,042	$451,350	$338,375

Net Assets	$498,042	$451,350	$338,375
Units Outstanding	42,227	16,245	30,287
Unit Value (accumulation)	$11.79	$27.78	$11.17

Net Assets: Contracts with Anniversary Enhanced Death Benefit Rider (EDBR)–Years 5 and beyond
Contract value in accumulation period	$1,047,274	$662,253	$1,176,623

Net Assets	$1,047,274	$662,253	$1,176,623
Units Outstanding	88,233	23,685	104,651
Unit Value (accumulation)	$11.87	$27.96	$11.24

Net Assets: Contracts with Anniversary EDBR and LBR–Years 0 - 4
Contract value in accumulation period	$26,910	$28,049	$23,033

Net Assets	$26,910	$28,049	$23,033
Units Outstanding	2,317	1,025	2,094
Unit Value (accumulation)	$11.61	$27.35	$11.00

See notes to financial statements.

B-8

Investment Divisions
Value Line Centurion	Value Line Strategic Asset Management Trust	AIM V.I. Capital Appreciation Series I	AIM V.I. Aggressive Growth Series I	AIM V.I. Growth Series I	AIM V.I. Government Securities Series I	AIM V.I. Core Equity Series I

111,892	339,697	76,593	—	—	321,384	73,650
18.96	23.16	26.22	—	—	11.80	27.22

$2,121,472	$7,867,389	$2,008,266	$—	$—	$3,792,327	$2,004,765

11,106	12,266	10,976	—	—	7,099	9,529

$2,110,366	$7,855,123	$1,997,290	$—	$—	$3,785,228	$1,995,236

$1,253,926	$1,245,057	$247,866	$—	$—	$740,362	$127,343

$1,253,926	$1,245,057	$247,866	$—	$—	$740,362	$127,343
170,690	127,510	47,085	—	—	62,412	15,786
$7.35	$9.76	$5.26	$—	$—	$11.86	$8.07

$617,168	$4,455,506	$697,434	$—	$—	$1,845,867	$1,293,745

$617,168	$4,455,506	$697,434	$—	$—	$1,845,867	$1,293,745
83,481	453,417	131,649	—	—	154,621	159,363
$7.39	$9.83	$5.30	$—	$—	$11.94	$8.12

$—	$64,447	$22,679	$—	$—	$138,483	$1,805

$—	$64,447	$22,679	$—	$—	$138,483	$1,805
—	6,704	4,376	—	—	11,858	227
$—	$9.61	$5.18	$—	$—	$11.68	$7.94

$2,239	$170,428	$5,811	$—	$—	$157,350	$33,682

$2,239	$170,428	$5,811	$—	$—	$157,350	$33,682
308	17,617	1,114	—	—	13,388	4,214
$7.28	$9.67	$5.22	$—	$—	$11.75	$7.99

$46,644	$311,894	$260,256	$—	$—	$143,491	$49,873

$46,644	$311,894	$260,256	$—	$—	$143,491	$49,873
6,449	32,445	50,218	—	—	12,287	6,280
$7.23	$9.61	$5.18	$—	$—	$11.68	$7.94

$150,428	$1,462,925	$546,394	$—	$—	$498,697	$389,615

$150,428	$1,462,925	$546,394	$—	$—	$498,697	$389,615
20,668	151,221	104,764	—	—	42,432	48,749
$7.28	$9.67	$5.22	$—	$—	$11.75	$7.99

$22,544	$10,391	$23,076	$—	$—	$65,008	$—

$22,544	$10,391	$23,076	$—	$—	$65,008	$—
3,166	1,098	4,523	—	—	5,654	—
$7.12	$9.46	$5.10	$—	$—	$11.50	$—

B-9

The Guardian Separate Account F

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2006 (continued)

	AIM V.I. Capital Appreciation Series II	AIM V.I. Aggressive Growth Series II	AIM V.I. Growth Series II

Assets:
Shares owned in underlying fund	6,465	—	—
Net asset value per share (NAV)	25.91	—	—

Total Assets (Shares x NAV)	$167,506	$—	$—

Liabilities:
Due to the Guardian Insurance & Annuity Company, Inc.	2,193	—	—

Net Assets	$165,313	$—	$—

Net Assets: Regular Contract–Years 0 - 4
Contract value in accumulation period	$165,313	$—	$—

Net Assets	$165,313	$—	$—
Units Outstanding	14,731	—	—
Unit Value (accumulation)	$11.22	$—	$—

Net Assets: Regular Contract–Years 5 and beyond
Contract value in accumulation period	$—	$—	$—

Net Assets	$—	$—	$—
Units Outstanding	—	—	—
Unit Value (accumulation)	$—	$—	$—

Net Assets: Contracts with Living Benefit Rider (LBR)–Years 0 - 4
Contract value in accumulation period	$—	$—	$—

Net Assets	$—	$—	$—
Units Outstanding	—	—	—
Unit Value (accumulation)	$—	$—	$—

Net Assets: Contracts with Living Benefit Rider (LBR)–Years 5 and beyond
Contract value in accumulation period	$—	$—	$—

Net Assets	$—	$—	$—
Units Outstanding	—	—	—
Unit Value (accumulation)	$—	$—	$—

Net Assets: Contracts with Anniversary Enhanced Death Benefit Rider (EDBR)–Years 0 - 4
Contract value in accumulation period	$—	$—	$—

Net Assets	$—	$—	$—
Units Outstanding	—	—	—
Unit Value (accumulation)	$—	$—	$—

Net Assets: Contracts with Anniversary Enhanced Death Benefit Rider (EDBR)–Years 5 and beyond
Contract value in accumulation period	$—	$—	$—

Net Assets	$—	$—	$—
Units Outstanding	—	—	—
Unit Value (accumulation)	$—	$—	$—

Net Assets: Contracts with Anniversary EDBR and LBR–Years 0 - 4
Contract value in accumulation period	$—	$—	$—

Net Assets	$—	$—	$—
Units Outstanding	—	—	—
Unit Value (accumulation)	$—	$—	$—

See notes to financial statements.

B-10

Investment Divisions
AIM V.I. Basic Value Series II	AIM V.I. Government Securities Series II	AIM V.I. Mid Cap Core Equity Series II	AIM V.I. Core Equity Series II	Alger American Leveraged AllCap Class O	Alger American Leveraged AllCap Class S	Alliance Bernstein Growth & Income Class B

2,578	2,913	1,770	—	40,998	356	134,583
13.24	11.74	13.42	—	41.48	40.97	26.93

$34,134	$34,195	$23,755	$—	$1,700,595	$14,595	$3,624,314

579	432	786	—	11,391	423	13,938

$33,555	$33,763	$22,969	$—	$1,689,204	$14,172	$3,610,376

$33,555	$33,763	$22,969	$—	$529,653	$14,172	$2,287,989

$33,555	$33,763	$22,969	$—	$529,653	$14,172	$2,287,989
2,911	3,344	1,987	—	66,737	1,056	171,455
$11.53	$10.10	$11.56	$—	$7.94	13.42	$13.34

$—	$—	$—	$—	$710,132	$—	$478,097

$—	$—	$—	$—	$710,132	$—	$478,097
—	—	—	—	88,913	—	35,658
$—	$—	$—	$—	$7.99	$—	$13.41

$—	$—	$—	$—	$19,137	$—	$146,928

$—	$—	$—	$—	$19,137	$—	$146,928
—	—	—	—	2,449	—	11,140
$—	$—	$—	$—	$7.81	$—	$13.19

$—	$—	$—	$—	$1,767	$—	$1,435

$—	$—	$—	$—	$1,767	$—	$1,435
—	—	—	—	225	—	108
$—	$—	$—	$—	$7.86	$—	$13.25

$—	$—	$—	$—	$18,488	$—	$109,691

$—	$—	$—	$—	$18,488	$—	$109,691
—	—	—	—	2,366	—	8,317
$—	$—	$—	$—	$7.81	$—	$13.19

$—	$—	$—	$—	$267,756	$—	$421,652

$—	$—	$—	$—	$267,756	$—	$421,652
—	—	—	—	34,053	—	31,818
$—	$—	$—	$—	$7.86	$—	$13.25

$—	$—	$—	$—	$—	$—	$—

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
$—	$—	$—	$—	$—	$—	$—

B-11

The Guardian Separate Account F

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2006 (continued)

	Alliance Bernstein Large Cap Growth Class B	Alliance Bernstein Global Technology Class B	Alliance Bernstein Value Class B

Assets:
Shares owned in underlying fund	24,425	12,224	417,099
Net asset value per share (NAV)	26.37	16.94	14.95

Total Assets (Shares x NAV)	$644,076	$207,068	$6,235,627

Liabilities:
Due to the Guardian Insurance & Annuity Company, Inc.	6,867	1,385	15,374

Net Assets	$637,209	$205,683	$6,220,253

Net Assets: Regular Contract–Years 0 - 4
Contract value in accumulation period	$451,870	$114,535	$4,077,387

Net Assets	$451,870	$114,535	$4,077,387
Units Outstanding	40,321	10,689	277,893
Unit Value (accumulation)	$11.21	$10.71	$14.67

Net Assets: Regular Contract–Years 5 and beyond
Contract value in accumulation period	$179,689	$46,887	$1,382,696

Net Assets	$179,689	$46,887	$1,382,696
Units Outstanding	15,958	4,355	93,791
Unit Value (accumulation)	$11.26	$10.77	$14.74

Net Assets: Contracts with Living Benefit Rider (LBR)–Years 0 - 4
Contract value in accumulation period	$—	$—	$15,335

Net Assets	$—	$—	$15,335
Units Outstanding	—	—	1,057
Unit Value (accumulation)	$—	$—	$14.51

Net Assets: Contracts with Living Benefit Rider (LBR)–Years 5 and beyond
Contract value in accumulation period	$—	$287	$7,311

Net Assets	$—	$287	$7,311
Units Outstanding	—	27	502
Unit Value (accumulation)	$—	$10.64	$14.57

Net Assets: Contracts with Anniversary Enhanced Death Benefit Rider (EDBR)–Years 0 - 4
Contract value in accumulation period	$3,891	$17,964	$173,035

Net Assets	$3,891	$17,964	$173,035
Units Outstanding	351	1,696	11,932
Unit Value (accumulation)	$11.08	$10.59	$14.50

Net Assets: Contracts with Anniversary Enhanced Death Benefit Rider (EDBR)–Years 5 and beyond
Contract value in accumulation period	$—	$15,484	$477,530

Net Assets	$—	$15,484	$477,530
Units Outstanding	—	1,455	32,773
Unit Value (accumulation)	$—	$10.64	$14.57

Net Assets: Contracts with Anniversary EDBR and LBR–Years 0 - 4
Contract value in accumulation period	$1,759	$—	$2,088

Net Assets	$1,759	$—	$2,088
Units Outstanding	161	—	146
Unit Value (accumulation)	$10.95	$—	$14.33

See notes to financial statements.

B-12

Investment Divisions
Alliance Bernstein Real Estate Investment Class B	American Century VP Capital Appreciation Class 1	Davis Financial	Davis Real Estate	Davis Value	Fidelity VIP Balanced Service Class 2	Fidelity VIP Contrafund Service Class 2

14,842	212,392	11,859	35,006	52,756	264,211	397,753
22.80	10.96	16.29	20.43	14.58	15.46	31.11

$338,398	$2,327,812	$193,181	$715,170	$769,178	$4,084,700	$12,374,103

5,489	2,863	1,220	1,171	1,292	9,971	13,485

$332,909	$2,324,949	$191,961	$713,999	$767,886	$4,074,729	$12,360,618

$332,909	$654,676	$191,961	$665,351	$767,886	$1,166,186	$4,778,394

$332,909	$654,676	$191,961	$665,351	$767,886	$1,166,186	$4,778,394
21,424	81,463	15,514	43,017	63,618	104,408	371,528
$15.54	$8.04	$12.37	$15.47	$12.07	$11.17	$12.86

$—	$802,814	$—	$—	$—	$2,034,490	$4,332,596

$—	$802,814	$—	$—	$—	$2,034,490	$4,332,596
—	99,265	—	—	—	180,995	334,739
$—	$8.09	$—	$—	$—	$11.24	$12.94

$—	$3,220	$—	$48,648	$—	$12,948	$130,142

$—	$3,220	$—	$48,648	$—	$12,948	$130,142
—	407	—	3,160	—	1,177	10,278
$—	$7.91	$—	$15.39	$—	$11.00	$12.66

$—	$46,156	$—	$—	$—	$1,943	$128,698

$—	$46,156	$—	$—	$—	$1,943	$128,698
—	5,797	—	—	—	176	10,100
$—	$7.96	$—	$—	$—	$11.07	$12.74

$—	$223,789	$—	$—	$—	$242,173	$863,216

$—	$223,789	$—	$—	$—	$242,173	$863,216
—	28,285	—	—	—	22,023	68,173
$—	$7.91	$—	$—	$—	$11.00	$12.66

$—	$552,710	$—	$—	$—	$533,773	$1,727,522

$—	$552,710	$—	$—	$—	$533,773	$1,727,522
—	69,417	—	—	—	48,234	135,571
$—	$7.96	$—	$—	$—	$11.07	$12.74

$—	$11,536	$—	$—	$—	$67,425	$89,570

$—	$11,536	$—	$—	$—	$67,425	$89,570
—	1,481	—	—	—	6,228	7,185
$—	$7.79	$—	$—	$—	$10.83	$12.47

B-13

The Guardian Separate Account F

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2006 (continued)

	Fidelity VIP Equity-Income Service Class 2	Fidelity VIP Growth Service Class 2	Fidelity VIP Investment Grade Bond Service Class 2

Assets:
Shares owned in underlying fund	438,123	66,619	34,954
Net asset value per share (NAV)	25.87	35.42	12.56

Total Assets (Shares x NAV)	$11,334,231	$2,359,660	$439,020

Liabilities:
Due to the Guardian Insurance & Annuity Company, Inc.	21,383	10,317	4,651

Net Assets	$11,312,848	$2,349,343	$434,369

Net Assets: Regular Contract–Years 0 - 4
Contract value in accumulation period	$3,750,116	$363,062	$320,840

Net Assets	$3,750,116	$363,062	$320,840
Units Outstanding	281,868	52,101	31,574
Unit Value (accumulation)	$13.30	$6.97	$10.16

Net Assets: Regular Contract–Years 5 and beyond
Contract value in accumulation period	$5,226,655	$1,395,071	$—

Net Assets	$5,226,655	$1,395,071	$—
Units Outstanding	390,367	198,935	—
Unit Value (accumulation)	$13.39	$7.01	$—

Net Assets: Contracts with Living Benefit Rider (LBR)–Years 0 - 4
Contract value in accumulation period	$66,999	$88,319	$113,529

Net Assets	$66,999	$88,319	$113,529
Units Outstanding	5,115	12,874	11,226
Unit Value (accumulation)	$13.10	$6.86	$10.11

Net Assets: Contracts with Living Benefit Rider (LBR)–Years 5 and beyond
Contract value in accumulation period	$115,691	$44,787	$—

Net Assets	$115,691	$44,787	$—
Units Outstanding	8,777	6,487	—
Unit Value (accumulation)	$13.18	$6.90	$—

Net Assets: Contracts with Anniversary Enhanced Death Benefit Rider (EDBR)–Years 0 - 4
Contract value in accumulation period	$467,298	$111,217	$—

Net Assets	$467,298	$111,217	$—
Units Outstanding	35,677	16,212	—
Unit Value (accumulation)	$13.10	$6.86	$—

Net Assets: Contracts with Anniversary Enhanced Death Benefit Rider (EDBR)–Years 5 and beyond
Contract value in accumulation period	$1,450,384	$275,654	$—

Net Assets	$1,450,384	$275,654	$—
Units Outstanding	110,032	39,927	—
Unit Value (accumulation)	$13.18	$6.90	$—

Net Assets: Contracts with Anniversary EDBR and LBR–Years 0 - 4
Contract value in accumulation period	$73,427	$432	$—

Net Assets	$73,427	$432	$—
Units Outstanding	5,694	64	—
Unit Value (accumulation)	$12.90	$6.75	$—

See notes to financial statements.

B-14

Investment Divisions
Fidelity VIP Mid Cap Service Class 2	Franklin Rising Dividends Securities Class 2	Franklin Small Cap Value Securities Class 2	Templeton Growth Securities Class 2	Janus Aspen Forty Service Shares	Janus Aspen Flexible Bond Service Shares	Janus Aspen Growth and Income Service Shares

338,293	10,236	12,614	285,848	111,549	251,076	80,941
34.25	20.55	18.79	15.93	29.91	11.86	18.78

$11,586,549	$210,352	$237,013	$4,553,551	$3,336,437	$2,977,766	$1,520,074

11,514	3,145	3,704	5,988	7,848	5,678	3,512

$11,575,035	$207,207	$233,309	$4,547,563	$3,328,589	$2,972,088	$1,516,562

$5,904,578	$179,153	$233,309	$2,554,018	$1,639,710	$1,117,267	$265,663

$5,904,578	$179,153	$233,309	$2,554,018	$1,639,710	$1,117,267	$265,663
321,571	15,231	19,117	170,092	190,311	87,669	29,166
$18.36	$11.76	$12.20	$15.02	$8.62	$12.74	$9.11

$2,577,596	$—	$—	$1,168,091	$909,482	$1,546,807	$652,110

$2,577,596	$—	$—	$1,168,091	$909,482	$1,546,807	$652,110
139,716	—	—	77,424	104,891	120,608	71,139
$18.45	$—	$—	$15.09	$8.67	$12.83	$9.17

$93,942	$28,054	$—	$36,683	$3,041	$27,231	$4,493

$93,942	$28,054	$—	$36,683	$3,041	$27,231	$4,493
5,176	2,396	—	2,472	359	2,170	501
$18.15	$11.71	$—	$14.84	$8.48	$12.55	$8.97

$28,100	$—	$—	$4,262	$14,120	$3,648	$4,066

$28,100	$—	$—	$4,262	$14,120	$3,648	$4,066
1,541	—	—	286	1,654	289	451
$18.23	$—	$—	$14.91	$8.54	$12.63	$9.02

$883,205	$—	$—	$130,100	$140,607	$50,026	$75,849

$883,205	$—	$—	$130,100	$140,607	$50,026	$75,849
48,667	—	—	8,766	16,577	3,987	8,458
$18.15	$—	$—	$14.84	$8.48	$12.55	$8.97

$929,020	$—	$—	$448,896	$557,208	$127,853	$419,284

$929,020	$—	$—	$448,896	$557,208	$127,853	$419,284
50,949	—	—	30,104	65,276	10,126	46,460
$18.23	$—	$—	$14.91	$8.54	$12.63	$9.02

$82,185	$—	$—	$77,051	$32,681	$41,843	$10,389

$82,185	$—	$—	$77,051	$32,681	$41,843	$10,389
4,582	—	—	5,253	3,914	3,388	1,177
$17.94	$—	$—	$14.67	$8.35	$12.35	$8.83

B-15

The Guardian Separate Account F

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2006 (continued)

	Janus Aspen Mid Cap Growth Service Shares	Janus Aspen Worldwide Growth Service Shares	MFS Research Bond Service Class

Assets:
Shares owned in underlying fund	46,253	74,811	7,097
Net asset value per share (NAV)	32.19	32.21	11.43

Total Assets (Shares x NAV)	$1,488,879	$2,409,648	$81,117

Liabilities:
Due to the Guardian Insurance & Annuity Company, Inc.	11,024	8,364	1,773

Net Assets	$1,477,855	$2,401,284	$79,344

Net Assets: Regular Contract–Years 0 - 4
Contract value in accumulation period	$273,582	$122,811	$25,067

Net Assets	$273,582	$122,811	$25,067
Units Outstanding	47,657	17,148	2,498
Unit Value (accumulation)	$5.74	$7.16	$10.04

Net Assets: Regular Contract–Years 5 and beyond
Contract value in accumulation period	$817,250	$1,129,886	$—

Net Assets	$817,250	$1,129,886	$—
Units Outstanding	141,464	156,770	—
Unit Value (accumulation)	$5.78	$7.21	$—

Net Assets: Contracts with Living Benefit Rider (LBR)–Years 0 - 4
Contract value in accumulation period	$4,974	$7,508	$54,277

Net Assets	$4,974	$7,508	$54,277
Units Outstanding	880	1,065	5,434
Unit Value (accumulation)	$5.65	$7.05	$9.99

Net Assets: Contracts with Living Benefit Rider (LBR)–Years 5 and beyond
Contract value in accumulation period	$3,556	$1,603	$—

Net Assets	$3,556	$1,603	$—
Units Outstanding	625	226	—
Unit Value (accumulation)	$5.69	$7.10	$—

Net Assets: Contracts with Anniversary Enhanced Death Benefit Rider (EDBR)–Years 0 - 4
Contract value in accumulation period	$28,747	$114,765	$—

Net Assets	$28,747	$114,765	$—
Units Outstanding	5,087	16,277	—
Unit Value (accumulation)	$5.65	$7.05	$—

Net Assets: Contracts with Anniversary Enhanced Death Benefit Rider (EDBR)–Years 5 and beyond
Contract value in accumulation period	$312,452	$717,415	$—

Net Assets	$312,452	$717,415	$—
Units Outstanding	54,937	101,108	—
Unit Value (accumulation)	$5.69	$7.10	$—

Net Assets: Contracts with Anniversary EDBR and LBR–Years 0 - 4
Contract value in accumulation period	$33,985	$—	$—

Net Assets	$33,985	$—	$—
Units Outstanding	6,108	—	—
Unit Value (accumulation)	$5.56	$—	$—

See notes to financial statements.

B-16

Investment Divisions
MFS Capital Opportunities Service Class	MFS Emerging Growth Service Class	MFS Investors Trust Service Class	MFS New Discovery Service Class	MFS Strategic Income Service Class	MFS Total Return Service Class	Prudential Jennison Class II

51,025	56,548	68,667	130,492	154,175	14,243	33,156
15.41	20.36	21.57	17.15	10.54	21.67	20.77

$786,296	$1,151,318	$1,481,140	$2,237,937	$1,625,005	$308,648	$688,647

7,219	8,101	10,978	9,764	4,598	5,399	10,203

$779,077	$1,143,217	$1,470,162	$2,228,173	$1,620,407	$303,249	$678,444

$136,555	$159,945	$155,037	$1,014,733	$874,713	$303,249	$163,504

$136,555	$159,945	$155,037	$1,014,733	$874,713	$303,249	$163,504
19,440	28,176	16,389	111,018	64,727	27,405	23,773
$7.02	$5.68	$9.46	$9.14	$13.51	$11.07	$6.88

$444,789	$629,615	$956,851	$918,423	$532,544	$—	$323,218

$444,789	$629,615	$956,851	$918,423	$532,544	$—	$323,218
62,919	110,211	100,510	99,846	39,158	—	46,697
$7.07	$5.71	$9.52	$9.20	$13.60	$—	$6.92

$301	$139	$12,122	$737	$34,049	$—	$—

$301	$139	$12,122	$737	$34,049	$—	$—
44	25	1,302	82	2,559	—	—
$6.92	$5.59	$9.31	$9.00	$13.30	$—	$—

$24,857	$19,726	$31,716	$17,838	$—	$—	$8,079

$24,857	$19,726	$31,716	$17,838	$—	$—	$8,079
3,572	3,507	3,384	1,970	—	—	1,186
$6.96	$5.62	$9.37	$9.06	$—	$—	$6.81

$6,471	$89,608	$29,561	$16,659	$56,807	$—	$16,754

$6,471	$89,608	$29,561	$16,659	$56,807	$—	$16,754
936	16,034	3,174	1,851	4,270	—	2,474
$6.92	$5.59	$9.31	$9.00	$13.30	$—	$6.77

$130,304	$213,087	$216,280	$154,397	$101,910	$—	$162,905

$130,304	$213,087	$216,280	$154,397	$101,910	$—	$162,905
18,723	37,888	23,076	17,050	7,611	—	23,907
$6.96	$5.62	$9.37	$9.06	$13.39	$—	$6.81

$5,629	$—	$—	$—	$14,877	$—	$—

$5,629	$—	$—	$—	$14,877	$—	$—
827	—	—	—	1,136	—	—
$6.81	$—	$—	$—	$13.10	$—	$—

B-17

The Guardian Separate Account F

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2006 (continued)

	Investment Divisions
	Van Kampen Life Investment Trust Government Class II	Van Kampen Life Investment Trust Growth & Income Class II

Assets:
Shares owned in underlying fund	309,281	166,432
Net asset value per share (NAV)	9.30	21.96

Total Assets (Shares x NAV)	$2,876,309	$3,654,851

Liabilities:
Due to the Guardian Insurance & Annuity Company, Inc.	8,891	12,259

Net Assets	$2,867,418	$3,642,592

Net Assets: Regular Contract–Years 0 - 4
Contract value in accumulation period	$1,718,205	$1,929,249

Net Assets	$1,718,205	$1,929,249
Units Outstanding	155,168	136,095
Unit Value (accumulation)	$11.07	$14.18

Net Assets: Regular Contract–Years 5 and beyond
Contract value in accumulation period	$374,114	$1,045,367

Net Assets	$374,114	$1,045,367
Units Outstanding	33,626	73,394
Unit Value (accumulation)	$11.13	$14.24

Net Assets: Contracts with Living Benefit Rider (LBR)–Years 0 - 4
Contract value in accumulation period	$255,700	$93,199

Net Assets	$255,700	$93,199
Units Outstanding	23,364	6,652
Unit Value (accumulation)	$10.94	$14.01

Net Assets: Contracts with Living Benefit Rider (LBR)–Years 5 and beyond
Contract value in accumulation period	$37,671	$19,457

Net Assets	$37,671	$19,457
Units Outstanding	3,426	1,382
Unit Value (accumulation)	$11.00	$14.08

Net Assets: Contracts with Anniversary Enhanced Death Benefit Rider (EDBR)–Years 0 - 4
Contract value in accumulation period	$373,134	$285,324

Net Assets	$373,134	$285,324
Units Outstanding	34,094	20,364
Unit Value (accumulation)	$10.94	$14.01

Net Assets: Contracts with Anniversary Enhanced Death Benefit Rider (EDBR)–Years 5 and beyond
Contract value in accumulation period	$16,309	$151,569

Net Assets	$16,309	$151,569
Units Outstanding	1,483	10,767
Unit Value (accumulation)	$11.00	$14.08

Net Assets: Contracts with Anniversary EDBR and LBR–Years 0 - 4
Contract value in accumulation period	$50,221	$109,218

Net Assets	$50,221	$109,218
Units Outstanding	4,643	7,887
Unit Value (accumulation)	$10.82	$13.85

See notes to financial statements.

B-18

(This page intentionally left blank.)

B-19

The Guardian Separate Account F

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2006 (continued)

	RS Core Equity VIP Series	RS S&P 500 Index VIP Series	RS Asset Allocation VIP Series

Net Assets: Contracts with Anniversary EDBR and LBR–Years 5 and beyond
Contract Value in accumulation period	$57,647	$125,168	$50,429

Net Assets	$57,647	$125,168	$50,429
Units Outstanding	8,300	13,229	4,859
Unit Value (accumulation)	$6.95	$9.46	$10.38

Net Assets: Contracts with Anniversary EDBR, LBR and Earnings Benefit Rider–Years 0 - 4
Contract Value in accumulation period	$3,780	$8,171	$—

Net Assets	$3,780	$8,171	$—
Units Outstanding	339	680	—
Unit Value (accumulation)	$11.15	$12.01	$—

Net Assets: Total
Contract Value in accumulation period	$6,360,996	$5,946,485	$2,666,697
Contract Value in Payout (annuitization) period	65,288	220,377	—

Net Assets	$6,426,284	$6,166,862	$2,666,697

Cost Of Shares In Underlying Fund	$4,934,534	$5,340,483	$2,359,356

STATEMENT OF OPERATIONS

Year Ended December 31, 2006

	RS Core Equity VIP Series	RS S&P 500 Index VIP Series	RS Asset Allocation VIP Series

2006 Investment Income
Income:
Reinvested dividends	$126,673	$100,549	$99,646
Expenses:
Mortality expense risk and administrative charges	119,789	114,030	48,923

Net investment income/(expense)	6,884	(13,481)	50,723

2006 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	166,628	323,695	256,496
Reinvested realized gain distributions	—	—	—

Net realized gain/(loss) on investments	166,628	323,695	256,496
Net change in unrealized appreciation/(depreciation) of investments	740,883	505,035	(34,556)

Net realized and unrealized gain/(loss) from investments	907,511	828,730	221,940

2006 Net Increase/(Decrease) in Net Assets Resulting from Operations	$914,395	$815,249	$272,663

See notes to financial statements.

B-20

Investment Divisions
RS High Yield Bond VIP Series	RS Low Duration Bond VIP Series	RS Large Cap Value VIP Series	RS Partners VIP Series	RS Investment Quality Bond VIP Series	RS Cash Management VIP Series	Gabelli Capital Asset

$77,834	$—	$8,351	$—	$359,999	$124,787	$—

$77,834	$—	$8,351	$—	$359,999	$124,787	$—
6,211	—	466	—	28,597	12,314	—
$12.53	$—	$17.90	$—	$12.59	$10.13	$—

$—	$3,989	$—	$—	$36,057	$4,992	$—

$—	$3,989	$—	$—	$36,057	$4,992	$—
—	403	—	—	3,215	512	—
$—	$9.89	$—	$—	$11.21	$9.76	$—

$4,560,528	$1,923,791	$2,460,462	$2,416,005	$12,928,442	$12,691,987	$173,817
81,855	18,994	69,727	14,152	180,377	(12,065)	—

$4,642,383	$1,942,785	$2,530,189	$2,430,157	$13,108,819	$12,679,922	$173,817

$4,662,231	$1,977,426	$2,457,823	$2,752,667	$13,613,352	$13,337,645	$180,059

Investment Divisions
RS High Yield Bond VIP Series	RS Low Duration Bond VIP Series	RS Large Cap Value VIP Series	RS Partners VIP Series	RS Investment Quality Bond VIP Series	RS Cash Management VIP Series	Gabelli Capital Asset

$333,621	$75,597	$22,445	$5,303	$588,694	$604,038	$482

84,692	35,385	30,560	44,589	245,799	260,847	2,692

248,929	40,212	(8,115)	(39,286)	342,895	343,191	(2,210)

12,865	(13,041)	(7,189)	(64,071)	(224,372)	—	(738)
—	—	133,194	436,826	690	—	21,773

12,865	(13,041)	126,005	372,755	(223,682)	—	21,035
66,469	15,810	148,973	(167,900)	178,707	—	7,115

79,334	2,769	274,978	204,855	(44,975)	—	28,150

$328,263	$42,981	$266,863	$165,569	$297,920	$343,191	$25,940

B-21

The Guardian Separate Account F

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2006 (continued)

	RS International Growth VIP Series	RS Emerging Markets VIP Series	RS Small Cap Core Equity VIP Series

Net Assets: Contracts with Anniversary EDBR and LBR–Years 5 and beyond
Contract Value in accumulation period	$57,719	$40,999	$166,883

Net Assets	$57,719	$40,999	$166,883
Units Outstanding	4,939	1,489	15,077
Unit Value (accumulation)	$11.69	$27.53	$11.07

Net Assets: Contracts with Anniversary EDBR, LBR and Earnings Benefit Rider–Years 0 - 4
Contract Value in accumulation period	$—	$—	$—

Net Assets	$—	$—	$—
Units Outstanding	—	—	—
Unit Value (accumulation)	$—	$—	$—

Net Assets: Total
Contract Value in accumulation period	$6,400,511	$9,348,104	$7,484,049
Contract Value in Payout (annuitization) period	50,253	82,879	50,047

Net Assets	$6,450,764	$9,430,983	$7,534,096

Cost Of Shares In Underlying Fund	$5,812,293	$9,320,242	$7,700,337

STATEMENT OF OPERATIONS

Year Ended December 31, 2006 (continued)

	RS International Growth VIP Series	RS Emerging Markets VIP Series	RS Small Cap Core Equity VIP Series

2006 Investment Income
Income:
Reinvested dividends	$64,320	$54,554	$—
Expenses:
Mortality expense risk and administrative charges	110,388	153,385	145,372

Net investment income/(expense)	(46,068)	(98,831)	(145,372)

2006 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	927,995	2,489,407	(808,209)
Reinvested realized gain distributions	—	1,404,771	775,318

Net realized gain/(loss) on investments	927,995	3,894,178	(32,891)
Net change in unrealized appreciation/(depreciation) of investments	292,837	(1,373,590)	1,199,237

Net realized and unrealized gain/(loss) from investments	1,220,832	2,520,588	1,166,346

2006 Net Increase/(Decrease) in Net Assets Resulting from Operations	$1,174,764	$2,421,757	$1,020,974

See notes to financial statements.

B-22

Investment Divisions
Value Line Centurion	Value Line Strategic Asset Management Trust	AIM V.I. Capital Appreciation Series I	AIM V.I. Aggressive Growth Series I	AIM V.I. Growth Series I	AIM V.I. Government Securities Series I	AIM V.I. Core Equity Series I

$15,374	$126,484	$135,488	$—	$—	$122,542	$8,376

$15,374	$126,484	$135,488	$—	$—	$122,542	$8,376
2,146	13,281	26,387	—	—	10,591	1,064
$7.17	$9.52	$5.13	$—	$—	$11.57	$7.87

$—	$3,752	$662	$—	$—	$—	$11,728

$—	$3,752	$662	$—	$—	$—	$11,728
—	310	62	—	—	—	1,108
$—	$12.09	$10.65	$—	$—	$—	$10.58

$2,108,323	$7,850,884	$1,939,666	$—	$—	$3,711,800	$1,916,167
2,043	4,239	57,624	—	—	73,428	79,069

$2,110,366	$7,855,123	$1,997,290	$—	$—	$3,785,228	$1,995,236

$2,277,112	$6,200,356	$1,803,355	$—	$—	$3,932,510	$1,501,521

Investment Divisions
Value Line Centurion	Value Line Strategic Asset Management Trust	AIM V.I. Capital Appreciation Series I	AIM V.I. Aggressive Growth Series I	AIM V.I. Growth Series I	AIM V.I. Government Securities Series I	AIM V.I. Core Equity Series I

$—	$81,084	$1,150	$—	$—	$152,875	$34,735

43,389	155,651	40,515	—	—	75,845	38,911

(43,389)	(74,567)	(39,365)	—	—	77,030	(4,176)

271,311	666,017	352,553	—	—	(80,139)	34,494
194,594	123,395	—	—	—	—	—

465,905	789,412	352,553	—	—	(80,139)	34,494
(333,803)	(288,227)	(190,270)	—	—	63,421	234,465

132,102	501,185	162,283	—	—	(16,718)	268,959

$88,713	$426,618	$122,918	$—	$—	$60,312	$264,783

B-23

The Guardian Separate Account F

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2006 (continued)

	AIM V.I. Capital Appreciation Series II	AIM V.I. Aggressive Growth Series II	AIM V.I. Growth Series II

Net Assets: Contracts with Anniversary EDBR and LBR–Years 5 and beyond
Contract Value in accumulation period	$—	$—	$—

Net Assets	$—	$—	$—
Units Outstanding	—	—	—
Unit Value (accumulation)	$—	$—	$—

Net Assets: Contracts with Anniversary EDBR, LBR and Earnings Benefit Rider–Years 0 - 4
Contract Value in accumulation period	$—	$—	$—

Net Assets	$—	$—	$—
Units Outstanding	—	—	—
Unit Value (accumulation)	$—	$—	$—

Net Assets: Total
Contract Value in accumulation period	$165,313	$—	$—
Contract Value in Payout (annuitization) period	—	—	—

Net Assets	$165,313	$—	$—

Cost Of Shares In Underlying Fund	$164,019	$—	$—

STATEMENT OF OPERATIONS

Year Ended December 31, 2006 (continued)

	AIM V.I. Capital Appreciation Series II	AIM V.I. Aggressive Growth Series II	AIM V.I. Growth Series II

2006 Investment Income
Income:
Reinvested dividends	$—	$—	$—
Expenses:
Mortality expense risk and administrative charges	2,096	—	—

Net investment income/(expense)	(2,096)	—	—

2006 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	2,737	—	—
Reinvested realized gain distributions	—	—	—

Net realized gain/(loss) on investments	2,737	—	—
Net change in unrealized appreciation/(depreciation) of investments	3,026	—	—

Net realized and unrealized gain/(loss) from investments	5,763	—	—

2006 Net Increase/(Decrease) in Net Assets Resulting from Operations	$3,667	$—	$—

See notes to financial statements.

B-24

Investment Divisions
AIM V.I. Basic Value Series II	AIM V.I. Government Securities Series II	AIM V.I. Mid Cap Core Equity Series II	AIM V.I. Core Equity Series II	Alger American Leveraged AllCap Class O	Alger American Leveraged AllCap Class S	Alliance Bernstein Growth & Income Class B

$—	$—	$—	$—	$10,244	$—	$150,514

$—	$—	$—	$—	$10,244	$—	$150,514
—	—	—	—	1,322	—	11,491
$—	$—	$—	$—	$7.75	$—	$13.10

$—	$—	$—	$—	$—	$—	$742

$—	$—	$—	$—	$—	$—	$742
—	—	—	—	—	—	58
$—	$—	$—	$—	$—	$—	$12.88

$33,555	$33,763	$22,969	$—	$1,557,177	$14,172	$3,597,048
—	—	—	—	132,027	—	13,328

$33,555	$33,763	$22,969	$—	$1,689,204	$14,172	$3,610,376

$32,003	$34,647	$24,908	$—	$1,335,806	$12,943	$3,267,154

Investment Divisions
AIM V.I. Basic Value Series II	AIM V.I. Government Securities Series II	AIM V.I. Mid Cap Core Equity Series II	AIM V.I. Core Equity Series II	Alger American Leveraged AllCap Class O	Alger American Leveraged AllCap Class S	Alliance Bernstein Growth & Income Class B

$41	$1,192	$164	$—	$—	$—	$38,517

545	403	527	—	31,975	328	63,747

(504)	789	(363)	—	(31,975)	(328)	(25,230)

1	—	2,084	—	200,988	1,423	179,826
1,435	—	2,345	—	—	—	172,941

1,436	—	4,429	—	200,988	1,423	352,767
1,976	(305)	(1,226)	—	98,304	1,563	170,541

3,412	(305)	3,203	—	299,292	2,986	523,308

$2,908	$484	$2,840	$—	$267,317	$2,658	$498,078

B-25

The Guardian Separate Account F

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2006 (continued)

	Alliance Bernstein Large Cap Growth Class B	Alliance Bernstein Global Technology Class B	Alliance Bernstein Value Class B

Net Assets: Contracts with Anniversary EDBR and LBR–Years 5 and beyond
Contract Value in accumulation period	$—	$—	$67,524

Net Assets	$—	$—	$67,524
Units Outstanding	—	—	4,689
Unit Value (accumulation)	$—	$—	$14.40

Net Assets: Contracts with Anniversary EDBR, LBR and Earnings Benefit Rider–Years 0 - 4
Contract Value in accumulation period	$—	$—	$—

Net Assets	$—	$—	$—
Units Outstanding	—	—	—
Unit Value (accumulation)	$—	$—	$—

Net Assets: Total
Contract Value in accumulation period	$637,209	$195,157	$6,202,906
Contract Value in Payout (annuitization) period	—	10,526	17,347

Net Assets	$637,209	$205,683	$6,220,253

Cost Of Shares In Underlying Fund	$646,438	$182,797	$5,459,020

STATEMENT OF OPERATIONS

Year Ended December 31, 2006

	Alliance Bernstein Large Cap Growth Class B	Alliance Bernstein Global Technology Class B	Alliance Bernstein Value Class B

2006 Investment Income
Income:
Reinvested dividends	$—	$—	$33,821
Expenses:
Mortality expense risk and administrative charges	9,420	4,958	76,615

Net investment income/(expense)	(9,420)	(4,958)	(42,794)

2006 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	4,892	17,017	265,687
Reinvested realized gain distributions	—	—	96,338

Net realized gain/(loss) on investments	4,892	17,017	362,025
Net change in unrealized appreciation/(depreciation) of investments	1,110	2,768	447,486

Net realized and unrealized gain/(loss) from investments	6,002	19,785	809,511

2006 Net Increase/(Decrease) in Net Assets Resulting from Operations	$(3,418)	$14,827	$766,717

See notes to financial statements.

B-26

Investment Divisions
Alliance Bernstein Real Estate Investment Class B	American Century VP Capital Appreciation Class 1	Davis Financial	Davis Real Estate	Davis Value	Fidelity VIP Balanced Service Class 2	Fidelity VIP Contrafund Service Class 2

$—	$30,040	$—	$—	$—	$11,725	$54,896

$—	$30,040	$—	$—	$—	$11,725	$54,896
—	3,832	—	—	—	1,076	4,376
$—	$7.84	$—	$—	$—	$10.89	$12.54

$—	$—	$—	$—	$—	$—	$4,769

$—	$—	$—	$—	$—	$—	$4,769
—	—	—	—	—	—	315
$—	$—	$—	$—	$—	$—	$15.13

$332,909	$2,324,941	$191,961	$713,999	$767,886	$4,070,663	$12,109,803
—	8	—	—	—	4,066	250,815

$332,909	$2,324,949	$191,961	$713,999	$767,886	$4,074,729	$12,360,618

$307,582	$2,120,170	$180,821	$707,275	$691,545	$3,626,114	$10,793,379

Investment Divisions
Alliance Bernstein Real Estate Investment Class B	American Century VP Capital Appreciation Class 1	Davis Financial	Davis Real Estate	Davis Value	Fidelity VIP Balanced Service Class 2	Fidelity VIP Contrafund Service Class 2

$3,932	$—	$1,050	$15,687	$5,562	$73,853	$125,705

4,816	44,971	941	9,471	10,450	74,704	231,846

(884)	(44,971)	109	6,216	(4,888)	(851)	(106,141)

5,473	576,850	1,849	33,724	7,022	141,365	1,648,312
29,685	—	129	75,559	—	135,758	1,014,435

35,158	576,850	1,978	109,283	7,022	277,123	2,662,747
26,539	(68,575)	10,230	8,217	72,005	104,231	(1,394,744)

61,697	508,275	12,208	117,500	79,027	381,354	1,268,003

$60,813	$463,304	$12,317	$123,716	$74,139	$380,503	$1,161,862

B-27

The Guardian Separate Account F

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2006 (continued)

	Fidelity VIP Equity-Income Service Class 2	Fidelity VIP Growth Service Class 2	Fidelity VIP Investment Grade Bond Service Class 2

Net Assets: Contracts with Anniversary EDBR and LBR–Years 5 and beyond
Contract Value in accumulation period	$67,722	$24,310	$—

Net Assets	$67,722	$24,310	$—
Units Outstanding	5,219	3,577	—
Unit Value (accumulation)	$12.98	$6.80	$—

Net Assets: Contracts with Anniversary EDBR, LBR and Earnings Benefit Rider–Years 0 - 4
Contract Value in accumulation period	$4,413	$—	$—

Net Assets	$4,413	$—	$—
Units Outstanding	335	—	—
Unit Value (accumulation)	$13.19	$—	$—

Net Assets: Total
Contract Value in accumulation period	$11,222,705	$2,302,852	$434,369
Contract Value in Payout (annuitization) period	90,143	46,491	—

Net Assets	$11,312,848	$2,349,343	$434,369

Cost Of Shares In Underlying Fund	$10,094,011	$2,111,398	$425,800

STATEMENT OF OPERATIONS

Year Ended December 31, 2006

	Fidelity VIP Equity-Income Service Class 2	Fidelity VIP Growth Service Class 2	Fidelity VIP Investment Grade Bond Service Class 2

2006 Investment Income
Income:
Reinvested dividends	$335,315	$4,234	$2,720
Expenses:
Mortality expense risk and administrative charges	194,720	42,484	4,056

Net investment income/(expense)	140,595	(38,250)	(1,336)

2006 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	840,110	162,917	(857)
Reinvested realized gain distributions	1,393,032	—	171

Net realized gain/(loss) on investments	2,233,142	162,917	(686)
Net change in unrealized appreciation/(depreciation) of investments	(558,505)	(25,028)	12,518

Net realized and unrealized gain/(loss) from investments	1,674,637	137,889	11,832

2006 Net Increase/(Decrease) in Net Assets Resulting from Operations	$1,815,232	$99,639	$10,496

See notes to financial statements.

B-28

Investment Divisions
Fidelity VIP Mid Cap Service Class 2	Franklin Rising Dividends Securities Class 2	Franklin Small Cap Value Securities Class 2	Templeton Growth Securities Class 2	Janus Aspen Forty Service Shares	Janus Aspen Flexible Bond Service Shares	Janus Aspen Growth and Income Service Shares

$267,348	$—	$—	$10,877	$24,613	$5,100	$40,288

$267,348	$—	$—	$10,877	$24,613	$5,100	$40,288
14,834	—	—	738	2,929	410	4,535
$18.02	$—	$—	$14.74	$8.40	$12.43	$8.88

$344	$—	$—	$4,018	$—	$—	$—

$344	$—	$—	$4,018	$—	$—	$—
19	—	—	277	—	—	—
$17.73	$—	$—	$14.50	$—	$—	$—

$10,766,318	$207,207	$233,309	$4,433,996	$3,321,462	$2,919,775	$1,472,142
808,717	—	—	113,567	7,127	52,313	44,420

$11,575,035	$207,207	$233,309	$4,547,563	$3,328,589	$2,972,088	$1,516,562

$10,557,562	$190,775	$219,159	$3,913,600	$2,390,247	$3,231,538	$1,352,973

Investment Divisions
Fidelity VIP Mid Cap Service Class 2	Franklin Rising Dividends Securities Class 2	Franklin Small Cap Value Securities Class 2	Templeton Growth Securities Class 2	Janus Aspen Forty Service Shares	Janus Aspen Flexible Bond Service Shares	Janus Aspen Growth and Income Service Shares

$21,806	$1,609	$938	$43,694	$4,930	$127,440	$21,827

213,888	2,659	2,926	64,770	66,884	57,026	31,416

(192,082)	(1,050)	(1,988)	(21,076)	(61,954)	70,414	(9,589)

1,407,627	467	1,046	252,047	550,509	(117,282)	327,207
1,453,929	762	5,250	121,727	—	6,578	—

2,861,556	1,229	6,296	373,774	550,509	(110,704)	327,207
(1,451,066)	17,137	13,656	313,771	(263,037)	103,791	(199,072)

1,410,490	18,366	19,952	687,545	287,472	(6,913)	128,135

$1,218,408	$17,316	$17,964	$666,469	$225,518	$63,501	$118,546

B-29

The Guardian Separate Account F

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2006 (continued)

	Janus Aspen Mid Cap Growth Service Shares	Janus Aspen Worldwide Growth Service Shares	MFS Research Bond Service Class

Net Assets: Contracts with Anniversary EDBR and LBR–Years 5 and beyond
Contract Value in accumulation period	$3,309	$303,380	$—

Net Assets	$3,309	$303,380	$—
Units Outstanding	591	43,430	—
Unit Value (accumulation)	$5.60	$6.99	$—

Net Assets: Contracts with Anniversary EDBR, LBR and Earnings Benefit Rider–Years 0 - 4
Contract Value in accumulation period	$—	$—	$—

Net Assets	$—	$—	$—
Units Outstanding	—	—	—
Unit Value (accumulation)	$—	$—	$—

Net Assets: Total
Contract Value in accumulation period	$1,477,855	$2,397,368	$79,344
Contract Value in Payout (annuitization) period	—	3,916	—

Net Assets	$1,477,855	$2,401,284	$79,344

Cost Of Shares In Underlying Fund	$1,401,789	$1,967,206	$80,912

STATEMENT OF OPERATIONS

Year Ended December 31, 2006

	Janus Aspen Mid Cap Growth Service Shares	Janus Aspen Worldwide Growth Service Shares	MFS Research Bond Service Class

2006 Investment Income
Income:
Reinvested dividends	$—	$38,307	$2,948
Expenses:
Mortality expense risk and administrative charges	27,720	46,177	1,365

Net investment income/(expense)	(27,720)	(7,870)	1,583

2006 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	189,959	77,036	(30)
Reinvested realized gain distributions	—	—	347

Net realized gain/(loss) on investments	189,959	77,036	317
Net change in unrealized appreciation/(depreciation) of investments	(23,195)	277,279	(100)

Net realized and unrealized gain/(loss) from investments	166,764	354,315	217

2006 Net Increase/(Decrease) in Net Assets Resulting from Operations	$139,044	$346,445	$1,800

See notes to financial statements.

B-30

Investment Divisions
MFS Capital Opportunities Service Class	MFS Emerging Growth Service Class	MFS Investors Trust Service Class	MFS New Discovery Service Class	MFS Strategic Income Service Class	MFS Total Return Service Class	Prudential Jennison Class II

$—	$31,097	$61,600	$24,217	$5,507	$—	$3,984

$—	$31,097	$61,600	$24,217	$5,507	$—	$3,984
—	5,616	6,676	2,716	418	—	594
$—	$5.54	$9.23	$8.92	$13.18	$—	$6.71

$5,177	$—	$—	$—	$—	$—	$—

$5,177	$—	$—	$—	$—	$—	$—
489	—	—	—	—	—	—
$10.59	$—	$—	$—	$—	$—	$—

$754,083	$1,143,217	$1,463,167	$2,147,004	$1,620,407	$303,249	$678,444
24,994	—	6,995	81,169	—	—	—

$779,077	$1,143,217	$1,470,162	$2,228,173	$1,620,407	$303,249	$678,444

$563,820	$896,074	$1,031,182	$2,162,813	$1,636,781	$288,557	$541,062

Investment Divisions
MFS Capital Opportunities Service Class	MFS Emerging Growth Service Class	MFS Investors Trust Service Class	MFS New Discovery Service Class	MFS Strategic Income Service Class	MFS Total Return Service Class	Prudential Jennison Class II

$1,814	$—	$4,339	$—	$79,247	$3,756	$—

17,446	20,849	28,948	49,858	29,623	4,617	14,250

(15,632)	(20,849)	(24,609)	(49,858)	49,624	(861)	(14,250)

128,480	25,044	157,488	312,800	(2,926)	(228)	74,350
—	—	—	68,366	11,096	5,505	—

128,480	25,044	157,488	381,166	8,170	5,277	74,350
(17,212)	62,119	25,431	(124,206)	14,604	19,346	(72,312)

111,268	87,163	182,919	256,960	22,774	24,623	2,038

$95,636	$66,314	$158,310	$207,102	$72,398	$23,762	$(12,212)

B-31

The Guardian Separate Account F

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2006 (continued)

	Investment Divisions
	Van Kampen Life Investment Trust Government Class II	Van Kampen Life Investment Trust Growth & Income Class II

Net Assets: Contracts with Anniversary EDBR and LBR–Years 5 and beyond
Contract Value in accumulation period	$23,710	$8,189

Net Assets	$23,710	$8,189
Units Outstanding	2,182	589
Unit Value (accumulation)	$10.87	$13.91

Net Assets: Contracts with Anniversary EDBR, LBR and Earnings Benefit Rider–Years 0 - 4
Contract Value in accumulation period	$—	$—

Net Assets	$—	$—
Units Outstanding	—	—
Unit Value (accumulation)	$—	$—

Net Assets: Total
Contract Value in accumulation period	$2,849,064	$3,641,572
Contract Value in Payout (annuitization) period	18,354	1,020

Net Assets	$2,867,418	$3,642,592

Cost Of Shares In Underlying Fund	$2,880,903	$3,237,514

STATEMENT OF OPERATIONS

Year Ended December 31, 2006 (continued)

	Investment Divisions
	Van Kampen Life Investment Trust Government Class II	Van Kampen Life Investment Trust Growth & Income Class II

2006 Investment Income
Income:
Reinvested dividends	$137,538	$35,665
Expenses:
Mortality expense risk and administrative charges	55,608	68,355

Net investment income/(expense)	81,930	(32,690)

2006 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	(24,176)	236,904
Reinvested realized gain distributions	—	236,897

Net realized gain/(loss) on investments	(24,176)	473,801
Net change in unrealized appreciation/(depreciation) of investments	(25,138)	54,856

Net realized and unrealized gain/(loss) from investments	(49,314)	528,657

2006 Net Increase/(Decrease) in Net Assets Resulting from Operations	$32,616	$495,967

See notes to financial statements.

B-32

(This page intentionally left blank.)

B-33

The Guardian Separate Account F

STATEMENT OF CHANGES IN NET ASSETS

Years Ended December 31, 2005 and 2006

	RS Core Equity VIP Series	RS S&P 500 Index VIP Series	RS Asset Allocation VIP Series

2005 Increase/(Decrease) from Operations
Net investment income/(expense)	$(46,311)	$(25,647)	$(28,479)
Net realized gain/(loss) from sale of investments	(45,242)	636,948	87,322
Reinvested realized gain distributions	—	—	—
Net change in unrealized appreciation/(depreciation) of investments	210,153	(495,195)	(5,558)

Net increase/(decrease) resulting from operations	118,600	116,106	53,285

2005 Contract Transactions
Contract purchase payments	180,873	468,280	95,393
Transfers between investment divisions	(770,309)	(3,292,512)	(51,975)
Transfers on account of death	(16,414)	(37,970)	(11,436)
Transfers of annuity benefits, surrenders and partial withdrawals	(1,638,293)	(1,229,936)	(602,191)
Transfers of investment credits	1,481	9,810	2,227
Contract fees	(5,003)	(2,759)	(1,941)
Transfers–other	17	420	(120)

Net increase/(decrease) from contract transactions	(2,247,648)	(4,084,667)	(570,043)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—	—

Total Increase/(Decrease) in Net Assets	(2,129,048)	(3,968,561)	(516,758)
Net Assets at December 31, 2004	9,069,909	10,372,819	2,803,578

Net Assets at December 31, 2005	$6,940,861	$6,404,258	$2,286,820

2006 Increase/(Decrease) from Operations
Net investment income/(expense)	$6,884	$(13,481)	$50,723
Net realized gain/(loss) from sale of investments	166,628	323,695	256,496
Reinvested realized gain distributions	—	—	—
Net change in unrealized appreciation/(depreciation) of investments	740,883	505,035	(34,556)

Net increase/(decrease) resulting from operations	914,395	815,249	272,663

2006 Contract Transactions
Contract purchase payments	330,200	520,643	157,660
Transfers between investment divisions	(129,150)	(650,963)	234,997
Transfers on account of death	(39,365)	(169,353)	—
Transfers of annuity benefits, surrenders and partial withdrawals	(1,594,004)	(805,901)	(287,677)
Transfers of investment credits	8,281	13,590	4,192
Contract fees	(4,471)	(3,643)	(1,944)
Transfers–other	(463)	42,982	(14)

Net increase/(decrease) from contract transactions	(1,428,972)	(1,052,645)	107,214

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—	—

Total Increase/(Decrease) in Net Assets	(514,577)	(237,396)	379,877
Net Assets at December 31, 2005	6,940,861	6,404,258	2,286,820

Net Assets at December 31, 2006	$6,426,284	$6,166,862	$2,666,697

See notes to financial statements.

B-34

Investment Divisions
RS High Yield Bond VIP Series	RS Low Duration Bond VIP Series	RS Large Cap Value VIP Series	RS Partners VIP Series	RS Investment Quality Bond VIP Series	RS Cash Management VIP Series	Gabelli Capital Asset

$221,819	$23,979	$(5,450)	$(45,315)	$317,437	$94,463	$(945)
24,958	(8,238)	80,805	102,078	(369,415)	—	(292)
—	—	184,913	272,869	105,352	—	9,667
(177,120)	(26,966)	(144,101)	(241,877)	19,454	—	(9,311)

69,657	(11,225)	116,167	87,755	72,828	94,463	(881)

658,456	175,156	273,334	267,823	1,426,189	2,843,288	199,220
(410,160)	74,697	(855,492)	(557,719)	(867,222)	684,717	(55,847)
(38,292)	(28,334)	(20,411)	(844)	(180,783)	(63,854)	—
(433,483)	(195,699)	(386,462)	(208,781)	(4,463,696)	(7,177,985)	(30)
17,401	4,509	7,133	5,647	37,308	72,713	5,977
(2,037)	(700)	(948)	(1,065)	(9,034)	(8,536)	—
(130)	49	(410)	(663)	1,522	77	(7)

(208,245)	29,678	(983,256)	(495,602)	(4,055,716)	(3,649,580)	149,313

—	—	—	—	—	(64)	—

(138,588)	18,453	(867,089)	(407,847)	(3,982,888)	(3,555,181)	148,432
4,821,167	2,117,034	2,055,909	2,910,608	18,309,855	11,738,138	—

$4,682,579	$2,135,487	$1,188,820	$2,502,761	$14,326,967	$8,182,957	$148,432

$248,929	$40,212	$(8,115)	$(39,286)	$342,895	$343,191	$(2,210)
12,865	(13,041)	(7,189)	(64,071)	(224,372)	—	(738)
—	—	133,194	436,826	690	—	21,773
66,469	15,810	148,973	(167,900)	178,707	—	7,115

328,263	42,981	266,863	165,569	297,920	343,191	25,940

196,580	206,902	291,189	115,851	1,567,443	1,989,226	45,547
210,017	(226,029)	893,117	(171,934)	(962,170)	6,507,929	(29,163)
(251,299)	—	—	—	(119,217)	(30,447)	—
(572,531)	(221,878)	(116,479)	(212,634)	(2,036,686)	(4,230,862)	(17,969)
4,783	6,117	7,376	2,938	42,986	41,061	1,287
(1,897)	(557)	(655)	(723)	(7,046)	(8,523)	(103)
45,888	(238)	(42)	(71)	(1,378)	1,844	(154)

(368,459)	(235,683)	1,074,506	(266,573)	(1,516,068)	4,270,228	(555)

—	—	—	28,400	—	(116,454)	—

(40,196)	(192,702)	1,341,369	(72,604)	(1,218,148)	4,496,965	25,385
4,682,579	2,135,487	1,188,820	2,502,761	14,326,967	8,182,957	148,432

$4,642,383	$1,942,785	$2,530,189	$2,430,157	$13,108,819	$12,679,922	$173,817

B-35

The Guardian Separate Account F

STATEMENT OF CHANGES IN NET ASSETS

Years Ended December 31, 2005 and 2006 (continued)

	RS International Growth VIP Series	RS Emerging Markets VIP Series	RS Small Cap Core Equity VIP Series

2005 Increase/(Decrease) from Operations
Net investment income/(expense)	$(16,407)	$(44,545)	$(115,415)
Net realized gain/(loss) from sale of investments	567,023	916,268	18,692
Reinvested realized gain distributions	—	448,741	1,362,105
Net change in unrealized appreciation/(depreciation) of investments	53,422	694,223	(1,446,446)

Net increase/(decrease) resulting from operations	604,038	2,014,687	(181,064)

2005 Contract Transactions
Contract purchase payments	532,928	402,393	373,659
Transfers between investment divisions	1,550,070	2,114,067	(768,416)
Transfers on account of death	—	(959)	—
Transfers of annuity benefits, surrenders and partial withdrawals	(460,029)	(993,962)	(749,314)
Transfers of investment credits	14,911	9,191	8,236
Contract fees	(1,594)	(2,288)	(2,938)
Transfers–other	(1,094)	561	(1,672)

Net increase/(decrease) from contract transactions	1,635,192	1,529,003	(1,140,445)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—	—

Total Increase/(Decrease) in Net Assets	2,239,230	3,543,690	(1,321,509)
Net Assets at December 31, 2004	3,099,871	4,724,647	8,497,965

Net Assets at December 31, 2005	$5,339,101	$8,268,337	$7,176,456

2006 Increase/(Decrease) from Operations
Net investment income/(expense)	$(46,068)	$(98,831)	$(145,372)
Net realized gain/(loss) from sale of investments	927,995	2,489,407	(808,209)
Reinvested realized gain distributions	—	1,404,771	775,318
Net change in unrealized appreciation/(depreciation) of investments	292,837	(1,373,590)	1,199,237

Net increase/(decrease) resulting from operations	1,174,764	2,421,757	1,020,974

2006 Contract Transactions
Contract purchase payments	711,736	753,706	170,384
Transfers between investment divisions	40,634	(1,131,287)	378,325
Transfers on account of death	(34,981)	—	(91,852)
Transfers of annuity benefits, surrenders and partial withdrawals	(797,279)	(898,600)	(1,172,546)
Transfers of investment credits	19,957	20,728	2,600
Contract fees	(2,419)	(3,120)	(3,390)
Transfers–other	(749)	(538)	25,145

Net increase/(decrease) from contract transactions	(63,101)	(1,259,111)	(691,334)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—	28,000

Total Increase/(Decrease) in Net Assets	1,111,663	1,162,646	357,640
Net Assets at December 31, 2005	5,339,101	8,268,337	7,176,456

Net Assets at December 31, 2006	$6,450,764	$9,430,983	$7,534,096

See notes to financial statements.

B-36

Investment Divisions
Value Line Centurion	Value Line Strategic Asset Management Trust	AIM V.I. Capital Appreciation Series I	AIM V.I. Aggressive Growth Series I	AIM V.I. Growth Series I	AIM V.I. Government Securities Series I	AIM V.I. Core Equity Series I

$(46,559)	$(131,757)	$—	$(19,715)	$(24,293)	$64,887	$(27,450)
224,432	294,426	—	183,833	63,263	(58,538)	(59,077)
296,883	—	—	—	—	—	—
(277,646)	497,040	—	(151,580)	26,840	(18,140)	177,774

197,110	659,709	—	12,538	65,810	(11,791)	91,247

89,007	550,400	—	29,908	12,462	63,150	75,721
(265,385)	(238,129)	—	(391,368)	(81,812)	(130,270)	(382,949)
—	(22,292)	—	(23,372)	—	(21,932)	—
(274,815)	(1,410,252)	—	(350,934)	(105,880)	(991,880)	(482,356)
1,599	12,812	—	261	29	363	82
(1,083)	(6,655)	—	(1,292)	(865)	(3,456)	(2,370)
(214)	(699)	—	12	(111)	71	14

(450,891)	(1,114,815)	—	(736,785)	(176,177)	(1,083,954)	(791,858)

—	—	—	—	—	—	—

(253,781)	(455,106)	—	(724,247)	(110,367)	(1,095,745)	(700,611)
2,685,072	9,976,574	—	1,692,557	1,403,159	6,102,797	3,095,957

$2,431,291	$9,521,468	$—	$968,310	$1,292,792	$5,007,052	$2,395,346

$(43,389)	$(74,567)	$(39,365)	$—	$—	$77,030	$(4,176)
271,311	666,017	352,553	—	—	(80,139)	34,494
194,594	123,395	—	—	—	—	—
(333,803)	(288,227)	(190,270)	—	—	63,421	234,465

88,713	426,618	122,918	—	—	60,312	264,783

70,507	247,578	24,974	—	—	39,692	29,322
(141,170)	(762,339)	(78,505)	—	—	(528,922)	(202,947)
—	(66,697)	—	—	—	(38,319)	(5,754)
(339,327)	(1,508,884)	(331,524)	—	—	(751,758)	(484,253)
1,370	3,043	—	—	—	—	—
(837)	(5,821)	(1,683)	—	—	(2,704)	(1,886)
(181)	157	8	—	—	(125)	625

(409,638)	(2,092,963)	(386,730)	—	—	(1,282,136)	(664,893)

—	—	—	—	—	—	—

(320,925)	(1,666,345)	(263,812)	—	—	(1,221,824)	(400,110)
2,431,291	9,521,468	2,261,102	—	—	5,007,052	2,395,346

$2,110,366	$7,855,123	$1,997,290	$—	$—	$3,785,228	$1,995,236

B-37

The Guardian Separate Account F

STATEMENT OF CHANGES IN NET ASSETS

Years Ended December 31, 2005 and 2006 (continued)

	AIM V.I. Capital Appreciation Series II	AIM V.I. Aggressive Growth Series II	AIM V.I. Growth Series II

2005 Increase/(Decrease) from Operations
Net investment income/(expense)	$—	$(4)	$(93)
Net realized gain/(loss) from sale of investments	—	—	26
Reinvested realized gain distributions	—	—	—
Net change in unrealized appreciation/(depreciation) of investments	—	(86)	547

Net increase/(decrease) resulting from operations	—	(90)	480

2005 Contract Transactions
Contract purchase payments	—	288	11,106
Transfers between investment divisions	—	7,499	(270)
Transfers on account of death	—	—	—
Transfers of annuity benefits, surrenders and partial withdrawals	—	—	—
Transfers of investment credits	—	9	333
Contract fees	—	—	—
Transfers–other	—	—	—

Net increase/(decrease) from contract transactions	—	7,796	11,169

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—	—

Total Increase/(Decrease) in Net Assets	—	7,706	11,649
Net Assets at December 31, 2004	—	—	—

Net Assets at December 31, 2005	$—	$7,706	$11,649

2006 Increase/(Decrease) from Operations
Net investment income/(expense)	$(2,096)	$—	$—
Net realized gain/(loss) from sale of investments	2,737	—	—
Reinvested realized gain distributions	—	—	—
Net change in unrealized appreciation/(depreciation) of investments	3,026	—	—

Net increase/(decrease) resulting from operations	3,667	—	—

2006 Contract Transactions
Contract purchase payments	75,408	—	—
Transfers between investment divisions	67,196	—	—
Transfers on account of death	—	—	—
Transfers of annuity benefits, surrenders and partial withdrawals	(2,478)	—	—
Transfers of investment credits	2,256	—	—
Contract fees	(41)	—	—
Transfers–other	(50)	—	—

Net increase/(decrease) from contract transactions	142,291	—	—

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—	—

Total Increase/(Decrease) in Net Assets	145,958	—	—
Net Assets at December 31, 2005	19,355	—	—

Net Assets at December 31, 2006	$165,313	$—	$—

See notes to financial statements.

B-38

Investment Divisions
AIM V.I. Basic Value Series II	AIM V.I. Government Securities Series II	AIM V.I. Mid Cap Core Equity Series II	AIM V.I. Core Equity Series II	Alger American Leveraged AllCap Class O	Alger American Leveraged AllCap Class S	Alliance Bernstein Growth & Income Class B

$(33)	$159	$(198)	$—	$(37,134)	$(95)	$(13,596)
—	—	18	—	380,459	1,997	369,858
63	—	671	—	—	—	—
155	(147)	73	—	(110,999)	89	(243,008)

185	12	564	—	232,326	1,991	113,254

7,137	6,933	24,297	—	26,537	2,436	220,834
—	—	41,343	—	(406,508)	(1,281)	93,231
—	—	—	—	(5,436)	—	—
—	(368)	(4,756)	—	(348,189)	(565)	(357,636)
214	208	729	—	121	73	4,772
—	—	—	—	(506)	—	(1,008)
(1)	—	—	—	(190)	—	(165)

7,350	6,773	61,613	—	(734,171)	663	(39,972)

—	—	—	—	—	—	—

7,535	6,785	62,177	—	(501,845)	2,654	73,282
—	—	—	—	2,425,118	—	3,267,768

$7,535	$6,785	$62,177	$—	$1,923,273	$2,654	$3,341,050

$(504)	$789	$(363)	$—	$(31,975)	$(328)	$(25,230)
1	—	2,084	—	200,988	1,423	179,826
1,435	—	2,345	—	—	—	172,941
1,976	(305)	(1,226)	—	98,304	1,563	170,541

2,908	484	2,840	—	267,317	2,658	498,078

22,480	26,450	1,263	—	25,634	9,738	169,261
—	—	(39,828)	—	3,263	(1,150)	86,123
—	—	—	—	—	—	—
—	(666)	(3,482)	—	(544,392)	—	(487,968)
674	726	36	—	—	292	4,514
(22)	(16)	(37)	—	(1,189)	(9)	(698)
(20)	—	—	—	(2)	(11)	16

23,112	26,494	(42,048)	—	(516,686)	8,860	(228,752)

—	—	—	—	15,300	—	—

26,020	26,978	(39,208)	—	(234,069)	11,518	269,326
7,535	6,785	62,177	—	1,923,273	2,654	3,341,050

$33,555	$33,763	$22,969	$—	$1,689,204	$14,172	$3,610,376

B-39

The Guardian Separate Account F

STATEMENT OF CHANGES IN NET ASSETS

Years Ended December 31, 2005 and 2006 (continued)

	Alliance Bernstein Large Cap Growth Class B	Alliance Bernstein Global Technology Class B	Alliance Bernstein Value Class B

2005 Increase/(Decrease) from Operations
Net investment income/(expense)	$(9,390)	$(6,030)	$(21,574)
Net realized gain/(loss) from sale of investments	99,287	33,306	226,574
Reinvested realized gain distributions	—	—	53,178
Net change in unrealized appreciation/(depreciation) of investments	(33,774)	(34,437)	(152,063)

Net increase/(decrease) resulting from operations	56,123	(7,161)	106,115

2005 Contract Transactions
Contract purchase payments	121,970	29,812	151,401
Transfers between investment divisions	413,784	167,830	(249,022)
Transfers on account of death	—	—	—
Transfers of annuity benefits, surrenders and partial withdrawals	(109,437)	(361,355)	(265,200)
Transfers of investment credits	3,529	688	3,554
Contract fees	(243)	(121)	(1,055)
Transfers–other	(719)	—	246

Net increase/(decrease) from contract transactions	428,884	(163,146)	(360,076)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—	—

Total Increase/(Decrease) in Net Assets	485,007	(170,307)	(253,961)
Net Assets at December 31, 2004	285,500	424,259	3,427,384

Net Assets at December 31, 2005	$770,507	$253,952	$3,173,423

2006 Increase/(Decrease) from Operations
Net investment income/(expense)	$(9,420)	$(4,958)	$(42,794)
Net realized gain/(loss) from sale of investments	4,892	17,017	265,687
Reinvested realized gain distributions	—	—	96,338
Net change in unrealized appreciation/(depreciation) of investments	1,110	2,768	447,486

Net increase/(decrease) resulting from operations	(3,418)	14,827	766,717

2006 Contract Transactions
Contract purchase payments	200,698	12,962	155,465
Transfers between investment divisions	(289,127)	(35,188)	2,382,244
Transfers on account of death	—	—	—
Transfers of annuity benefits, surrenders and partial withdrawals	(46,458)	(40,712)	(259,453)
Transfers of investment credits	5,587	16	3,064
Contract fees	(279)	(111)	(1,281)
Transfers–other	(301)	(63)	74

Net increase/(decrease) from contract transactions	(129,880)	(63,096)	2,280,113

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—	—

Total Increase/(Decrease) in Net Assets	(133,298)	(48,269)	3,046,830
Net Assets at December 31, 2005	770,507	253,952	3,173,423

Net Assets at December 31, 2006	$637,209	$205,683	$6,220,253

See notes to financial statements.

B-40

Investment Divisions
Alliance Bernstein Real Estate Investment Class B	American Century VP Capital Appreciation Class 1	Davis Financial	Davis Real Estate	Davis Value	Fidelity VIP Balanced Service Class 2	Fidelity VIP Contrafund Service Class 2

$(672)	$(35,412)	$(182)	$2,225	$238	$30,461	$(208,220)
(161)	286,837	327	48	278	150,469	1,260,762
3	—	—	14,267	—	3,150	2,040
4,277	89,070	2,129	(323)	5,628	(45,777)	676,094

3,447	340,495	2,274	16,217	6,144	138,303	1,730,676

81,593	146,067	27,967	219,757	105,550	158,651	800,684
1,539	1,898,579	(10,557)	2,120	(2,321)	(48,147)	2,697,821
—	(21,169)	—	—	—	(267)	(36,737)
—	(287,406)	—	(1,037)	(183)	(700,519)	(1,685,227)
2,448	2,888	839	6,593	3,166	3,668	17,775
—	(1,369)	—	(2)	—	(2,928)	(3,918)
(349)	283	—	(317)	—	(351)	149

85,231	1,737,873	18,249	227,114	106,212	(589,893)	1,790,547

—	—	—	—	—	—	—

88,678	2,078,368	20,523	243,331	112,356	(451,590)	3,521,223
—	1,200,795	—	—	—	4,448,819	10,645,227

$88,678	$3,279,163	$20,523	$243,331	$112,356	$3,997,229	$14,166,450

$(884)	$(44,971)	$109	$6,216	$(4,888)	$(851)	$(106,141)
5,473	576,850	1,849	33,724	7,022	141,365	1,648,312
29,685	—	129	75,559	—	135,758	1,014,435
26,539	(68,575)	10,230	8,217	72,005	104,231	(1,394,744)

60,813	463,304	12,317	123,716	74,139	380,503	1,161,862

174,158	24,511	154,927	363,154	555,046	384,293	740,097
25,103	(1,179,758)	7,613	(5,891)	38,084	76,012	(1,173,252)
—	—	—	—	—	(102,236)	(71,970)
(21,031)	(260,001)	(7,938)	(20,894)	(28,968)	(667,522)	(2,475,960)
5,224	—	4,647	10,823	16,588	8,952	18,612
(28)	(1,436)	(25)	(98)	(82)	(2,938)	(5,995)
(8)	(834)	(103)	(142)	723	436	774

183,418	(1,417,518)	159,121	346,952	581,391	(303,003)	(2,967,694)

—	—	—	—	—	—	—

244,231	(954,214)	171,438	470,668	655,530	77,500	(1,805,832)
88,678	3,279,163	20,523	243,331	112,356	3,997,229	14,166,450

$332,909	$2,324,949	$191,961	$713,999	$767,886	$4,074,729	$12,360,618

B-41

The Guardian Separate Account F

STATEMENT OF CHANGES IN NET ASSETS

Years Ended December 31, 2005 and 2006 (continued)

	Fidelity VIP Equity-Income Service Class 2	Fidelity VIP Growth Service Class 2	Fidelity VIP Investment Grade Bond Service Class 2

2005 Increase/(Decrease) from Operations
Net investment income/(expense)	$(25,586)	$(43,388)	$(595)
Net realized gain/(loss) from sale of investments	292,070	209,670	7
Reinvested realized gain distributions	437,495	—	—
Net change in unrealized appreciation/(depreciation) of investments	(322,708)	(74,389)	703

Net increase/(decrease) resulting from operations	381,271	91,893	115

2005 Contract Transactions
Contract purchase payments	513,664	99,942	83,895
Transfers between investment divisions	(648,354)	(434,475)	5,973
Transfers on account of death	(86,822)	(10,303)	—
Transfers of annuity benefits, surrenders and partial withdrawals	(1,824,528)	(780,224)	(2,146)
Transfers of investment credits	9,946	592	2,517
Contract fees	(64)	(744)	—
Transfers–other	93	131	(18)

Net increase/(decrease) from contract transactions	(2,036,065)	(1,125,081)	90,221

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—	—

Total Increase/(Decrease) in Net Assets	(1,654,794)	(1,033,188)	90,336
Net Assets at December 31, 2004	11,951,318	3,578,977	—

Net Assets at December 31, 2005	$10,296,524	$2,545,789	$90,336

2006 Increase/(Decrease) from Operations
Net investment income/(expense)	$140,595	$(38,250)	$(1,336)
Net realized gain/(loss) from sale of investments	840,110	162,917	(857)
Reinvested realized gain distributions	1,393,032	—	171
Net change in unrealized appreciation/(depreciation) of investments	(558,505)	(25,028)	12,518

Net increase/(decrease) resulting from operations	1,815,232	99,639	10,496

2006 Contract Transactions
Contract purchase payments	661,149	90,314	341,238
Transfers between investment divisions	(35,104)	(74,350)	(13,334)
Transfers on account of death	(7,589)	(7,100)	—
Transfers of annuity benefits, surrenders and partial withdrawals	(1,425,653)	(305,507)	(4,227)
Transfers of investment credits	13,235	1,902	10,232
Contract fees	(4,987)	(1,783)	(23)
Transfers–other	41	439	(349)

Net increase/(decrease) from contract transactions	(798,908)	(296,085)	333,537

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—	—

Total Increase/(Decrease) in Net Assets	1,016,324	(196,446)	344,033
Net Assets at December 31, 2005	10,296,524	2,545,789	90,336

Net Assets at December 31, 2006	$11,312,848	$2,349,343	$434,369

See notes to financial statements.

B-42

Investment Divisions
Fidelity VIP Mid Cap Service Class 2	Franklin Rising Dividends Securities Class 2	Franklin Small Cap Value Securities Class 2	Templeton Growth Securities Class 2	Janus Aspen Forty Service Shares	Janus Aspen Flexible Bond Service Shares	Janus Aspen Growth and Income Service Shares

$(184,553)	$(402)	$(434)	$(18,890)	$(74,145)	$124,606	$(25,939)
881,565	(71)	85	206,829	105,254	(21,573)	58,020
144,675	56	278	—	—	108,371	—
726,145	2,439	4,199	15,771	377,984	(216,265)	116,943

1,567,832	2,022	4,128	203,710	409,093	(4,861)	149,024

664,189	46,334	67,289	171,659	107,198	111,719	77,704
2,578,687	12,876	20,780	235,199	591,869	(850)	584,526
(22,866)	—	—	—	(14,403)	(58,468)	(38,286)
(891,637)	(294)	(5,829)	(441,272)	(374,253)	(500,549)	(386,388)
15,612	1,390	2,019	3,354	559	717	1,634
(3,816)	—	—	(1,310)	33	(1,894)	1,036
(1,375)	(11)	—	105	525	35	168

2,338,794	60,295	84,259	(32,265)	311,528	(449,290)	240,394

—	—	—	—	—	—	—

3,906,626	62,317	88,387	171,445	720,621	(454,151)	389,418
8,298,244	—	—	2,927,079	3,887,713	4,177,563	1,833,566

$12,204,870	$62,317	$88,387	$3,098,524	$4,608,334	$3,723,412	$2,222,984

$(192,082)	$(1,050)	$(1,988)	$(21,076)	$(61,954)	$70,414	$(9,589)
1,407,627	467	1,046	252,047	550,509	(117,282)	327,207
1,453,929	762	5,250	121,727	—	6,578	—
(1,451,066)	17,137	13,656	313,771	(263,037)	103,791	(199,072)

1,218,408	17,316	17,964	666,469	225,518	63,501	118,546

734,994	129,027	57,272	228,086	95,594	93,466	29,172
(1,182,005)	(2,624)	76,073	1,409,678	(818,085)	(332,260)	(476,786)
—	—	—	—	—	(2,689)	(4,719)
(1,426,022)	(2,637)	(7,788)	(859,337)	(781,090)	(572,026)	(371,367)
17,525	3,869	1,706	5,668	2	—	—
(4,040)	(50)	(97)	(1,418)	(1,554)	(1,320)	(1,431)
(695)	(11)	(208)	(107)	(130)	4	163

(1,860,243)	127,574	126,958	782,570	(1,505,263)	(814,825)	(824,968)

12,000	—	—	—	—	—	—

(629,835)	144,890	144,922	1,449,039	(1,279,745)	(751,324)	(706,422)
12,204,870	62,317	88,387	3,098,524	4,608,334	3,723,412	2,222,984

$11,575,035	$207,207	$233,309	$4,547,563	$3,328,589	$2,972,088	$1,516,562

B-43

The Guardian Separate Account F

STATEMENT OF CHANGES IN NET ASSETS

Years Ended December 31, 2005 and 2006 (continued)

	Janus Aspen Mid Cap Growth Service Shares	Janus Aspen Worldwide Growth Service Shares	MFS Research Bond Service Class

2005 Increase/(Decrease) from Operations
Net investment income/(expense)	$(30,951)	$(21,741)	$(408)
Net realized gain/(loss) from sale of investments	355,866	205,696	—
Reinvested realized gain distributions	—	—	—
Net change in unrealized appreciation/(depreciation) of investments	(226,933)	(83,836)	305

Net increase/(decrease) resulting from operations	97,982	100,119	(103)

2005 Contract Transactions
Contract purchase payments	121,490	44,886	42,490
Transfers between investment divisions	(1,431,406)	(350,282)	1,273
Transfers on account of death	—	(29,130)	—
Transfers of annuity benefits, surrenders and partial withdrawals	(222,018)	(448,528)	(369)
Transfers of investment credits	2,024	309	1,275
Contract fees	(1,775)	(1,000)	—
Transfers–other	(90)	(26)	—

Net increase/(decrease) from contract transactions	(1,531,775)	(783,771)	44,669

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—	—

Total Increase/(Decrease) in Net Assets	(1,433,793)	(683,652)	44,566
Net Assets at December 31, 2004	2,859,201	3,307,781	—

Net Assets at December 31, 2005	$1,425,408	$2,624,129	$44,566

2006 Increase/(Decrease) from Operations
Net investment income/(expense)	$(27,720)	$(7,870)	$1,583
Net realized gain/(loss) from sale of investments	189,959	77,036	(30)
Reinvested realized gain distributions	—	—	347
Net change in unrealized appreciation/(depreciation) of investments	(23,195)	277,279	(100)

Net increase/(decrease) resulting from operations	139,044	346,445	1,800

2006 Contract Transactions
Contract purchase payments	42,732	24,411	31,558
Transfers between investment divisions	64,635	(184,453)	1,432
Transfers on account of death	(10,346)	(3,401)	—
Transfers of annuity benefits, surrenders and partial withdrawals	(182,508)	(403,965)	(673)
Transfers of investment credits	9	—	883
Contract fees	(1,574)	(1,861)	(8)
Transfers–other	455	(21)	(214)

Net increase/(decrease) from contract transactions	(86,597)	(569,290)	32,978

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—	—

Total Increase/(Decrease) in Net Assets	52,447	(222,845)	34,778
Net Assets at December 31, 2005	1,425,408	2,624,129	44,566

Net Assets at December 31, 2006	$1,477,855	$2,401,284	$79,344

See notes to financial statements.

B-44

Investment Divisions
MFS Capital Opportunities Service Class	MFS Emerging Growth Service Class	MFS Investors Trust Service Class	MFS New Discovery Service Class	MFS Strategic Income Service Class	MFS Total Return Service Class	Prudential Jennison Class II

$(15,032)	$(23,793)	$(29,510)	$(54,035)	$101,706	$(512)	$(17,693)
16,145	47,723	56,907	252,081	9,817	(432)	50,200
—	—	—	—	7,498	580	—
(16,125)	52,663	57,065	(140,023)	(120,738)	744	76,476

(15,012)	76,593	84,462	58,023	(1,717)	380	108,983

30,331	33,165	37,464	74,171	122,000	135,280	20,370
(22,798)	(311,403)	(57,634)	(792,007)	165,399	(7,033)	(106,035)
—	—	(46,488)	—	(7,586)	—	—
(352,003)	(200,559)	(386,208)	(401,622)	(137,474)	(3,110)	(149,202)
140	772	342	715	3,073	4,058	41
(1,223)	(1,198)	(1,435)	(1,342)	(812)	(9)	(701)
(21)	25	(31)	131	33	5	—

(345,574)	(479,198)	(453,990)	(1,119,954)	144,633	129,191	(235,527)

—	—	—	—	—	—	—

(360,586)	(402,605)	(369,528)	(1,061,931)	142,916	129,571	(126,544)
1,439,045	1,579,284	2,114,105	3,864,579	1,834,115	—	1,009,446

$1,078,459	$1,176,679	$1,744,577	$2,802,648	$1,977,031	$129,571	$882,902

$(15,632)	$(20,849)	$(24,609)	$(49,858)	$49,624	$(861)	$(14,250)
128,480	25,044	157,488	312,800	(2,926)	(228)	74,350
—	—	—	68,366	11,096	5,505	—
(17,212)	62,119	25,431	(124,206)	14,604	19,346	(72,312)

95,636	66,314	158,310	207,102	72,398	23,762	(12,212)

13,176	7,801	25,321	57,657	109,001	151,956	13,842
(105,268)	3,464	(159,072)	(69,179)	(264,537)	—	(47,652)
—	—	(13,839)	(4,676)	(5,836)	—	—
(302,337)	(110,093)	(284,012)	(657,471)	(269,955)	(6,247)	(157,783)
—	16	71	811	2,932	4,521	—
(794)	(903)	(1,142)	(1,327)	(620)	(93)	(665)
205	(61)	(52)	8	(7)	(221)	12

(395,018)	(99,776)	(432,725)	(674,177)	(429,022)	149,916	(192,246)

—	—	—	(107,400)	—	—	—

(299,382)	(33,462)	(274,415)	(574,475)	(356,624)	173,678	(204,458)
1,078,459	1,176,679	1,744,577	2,802,648	1,977,031	129,571	882,902

$779,077	$1,143,217	$1,470,162	$2,228,173	$1,620,407	$303,249	$678,444

B-45

The Guardian Separate Account F

STATEMENT OF CHANGES IN NET ASSETS

Years Ended December 31, 2005 and 2006 (continued)

	Investment Divisions
	Van Kampen Life Investment Trust Government Class II	Van Kampen Life Investment Trust Growth & Income Class II

2005 Increase/(Decrease) from Operations
Net investment income/(expense)	$59,538	$(37,360)
Net realized gain/(loss) from sale of investments	(5,575)	159,557
Reinvested realized gain distributions	—	66,712
Net change in unrealized appreciation/(depreciation) of investments	(9,844)	70,790

Net increase/(decrease) resulting from operations	44,119	259,699

2005 Contract Transactions
Contract purchase payments	232,772	298,648
Transfers between investment divisions	(10,155)	706,822
Transfers on account of death	(29,861)	(842)
Transfers of annuity benefits, surrenders and partial withdrawals	(199,177)	(507,046)
Transfers of investment credits	5,615	7,030
Contract fees	(1,313)	(1,334)
Transfers–other	23	(481)

Net increase/(decrease) from contract transactions	(2,096)	502,797

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	42,023	762,496
Net Assets at December 31, 2004	3,208,444	2,807,648

Net Assets at December 31, 2005	$3,250,467	$3,570,144

2006 Increase/(Decrease) from Operations
Net investment income/(expense)	$81,930	$(32,690)
Net realized gain/(loss) from sale of investments	(24,176)	236,904
Reinvested realized gain distributions	—	236,897
Net change in unrealized appreciation/(depreciation) of investments	(25,138)	54,856

Net increase/(decrease) resulting from operations	32,616	495,967

2006 Contract Transactions
Contract purchase payments	88,874	173,679
Transfers between investment divisions	(202,678)	380,438
Transfers on account of death	—	(75,010)
Transfers of annuity benefits, surrenders and partial withdrawals	(302,131)	(904,439)
Transfers of investment credits	1,503	2,937
Contract fees	(1,218)	(1,447)
Transfers–other	(15)	323

Net increase/(decrease) from contract transactions	(415,665)	(423,519)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(383,049)	72,448
Net Assets at December 31, 2005	3,250,467	3,570,144

Net Assets at December 31, 2006	$2,867,418	$3,642,592

See notes to financial statements.

B-46

THE GUARDIAN SEPARATE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS (December 31, 2006)

NOTE 1 — ORGANIZATION

The Guardian Separate Account F (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was organized by The Guardian Insurance & Annuity Company, Inc. (GIAC) on February 24, 2000 and commenced operations on October 9, 2000. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America (Guardian). GIAC issues the individual deferred variable annuity contracts offered through the Account. GIAC provides for accumulations and benefits under the contracts by crediting the net premium purchase payments to one or more investment divisions established within the Account as selected by the contract owner. The contract owner may transfer his or her contract value among the fifty eight investment options within the Account. However, a contract owner may only invest in up to twenty investment options at any time. Contract owners who qualify may also purchase a Contract Anniversary Enhanced Death Benefit Rider, which may provide greater death benefits than the proceeds payable under the basic contract, and/or a Living Benefit Rider, or an Earnings Benefit Rider, which provides for preservation of principal.

During the first contract year, a credit in an amount equal to 3% of each net premium payment is credited to the contract and is allocated among the contract owners’ investment allocation options.

The fifty eight investment options of the Account correspond to the following underlying mutual funds and classes of shares in which the investment option invests (collectively, the Funds and individually, a Fund):

RS Core Equity VIP Series (formerly The Guardian Stock Fund)*

RS S&P 500 Index VIP Series (formerly The Guardian VC 500 Index Fund)*

RS Asset Allocation VIP Series (formerly The Guardian VC Asset Allocation Fund)*

RS High Yield Bond VIP Series (formerly The Guardian VC High Yield Bond Fund)*

RS Low Duration Bond VIP Series (formerly The Guardian VC Low Duration Bond Fund)*

RS Large Cap Value VIP Series (formerly The Guardian UBS VC Large Cap Value Fund)*

RS Partners VIP Series (formerly The Guardian UBS VC Small Cap Value Fund)*

RS Investment Quality Bond VIP Series (formerly The Guardian Bond Fund, Inc.)*

RS Cash Management VIP Series (formerly The Guardian Cash Fund, Inc.)*

Gabelli Capital Asset Fund (GCAF)

RS International Growth VIP Series (formerly Baillie Gifford International Growth Fund)*

RS Emerging Markets VIP Series (formerly Baillie Gifford Emerging Markets Fund)*

RS Small Cap Core Equity VIP Series (formerly The Guardian Small Cap Stock Fund)*

Value Line Centurion Fund

Value Line Strategic Asset Management Trust

AIM V.I. Capital Appreciation Fund Series I (formerly AIM V.I. Aggressive Growth Fund Series I and AIM V.I. Growth Fund Series I)

AIM V.I. Government Securities Fund Series I

AIM V.I. Core Equity Fund Series I (formerly AIM V.I. Premier Equity Fund Series I)

AIM V.I. Capital Appreciation Fund Series II (formerly AIM V.I. Aggressive Growth Fund Series II and AIM V.I. Growth Fund Series II)

AIM V.I. Basic Value Fund Series II

AIM V.I. Government Securities Fund Series II

AIM V.I. Mid Cap Core Equity Fund Series II

AIM V.I. Core Equity Fund Series II (formerly AIM V.I. Premier Equity Fund Series II)

Alger American Leveraged All Cap Portfolio Class O

Alger American Leveraged All Cap Portfolio Class S

AllianceBernstein Growth & Income Portfolio Class B

AllianceBernstein Large Cap Growth Portfolio Class B

AllianceBernstein Global Technology Portfolio Class B

AllianceBernstein Value Portfolio Class B

AllianceBernstein Real Estate Investment Portfolio Class B

American Century VP Capital Appreciation Fund Class 1

Davis Financial Portfolio

Davis Real Estate Portfolio

Davis Value Portfolio

Fidelity VIP Balanced Portfolio Service Class 2

Fidelity VIP Contrafund Portfolio Service Class 2

Fidelity VIP Equity-Income Portfolio Service Class 2

Fidelity VIP Growth Portfolio Service Class 2

Fidelity VIP Investment Grade Bond Portfolio Service Class 2

Fidelity VIP Mid Cap Portfolio Service Class 2

Franklin Rising Dividends Securities Fund Class 2

Franklin Small Cap Value Securities Fund Class 2

Templeton Growth Securities Fund Class 2

Janus Aspen Forty Portfolio Service Shares

Janus Aspen Flexible Bond Portfolio Service Shares

Janus Aspen Growth and Income Portfolio Service Shares

Janus Aspen Mid Cap Growth Portfolio Service Shares

B-47

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 (continued)

Janus Aspen Worldwide Growth Portfolio Service Shares

MFS Research Bond Series Service Class

MFS Capital Opportunities Series Service Class

MFS Emerging Growth Series Service Class

MFS Investors Trust Series Service Class

MFS New Discovery Series Service Class

MFS Strategic Income Series Service Class

MFS Total Return Series Service Class

Prudential Jennison Portfolio Class II

Van Kampen Life Investment Trust Government Portfolio Class II

Van Kampen Life Investment Trust Growth & Income Portfolio Class II

*	See Note 4

Effective May 1, 2006, assets in the AIM V.I. Aggressive Growth Fund and the AIM V.I. Growth Fund were transferred to the AIM V.I. Capital Appreciation Fund. As a result of the reorganization, the AIM V.I. Aggressive Growth Fund and the AIM V.I. Growth Fund ceased operations and are no longer investment options under the contract and have been replaced by the AIM V.I. Capital Appreciation Fund.

A tax-qualified and a non-tax-qualified investment division have been established within each investment option available in the Account.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of GIAC. The assets of the Account will not be charged with any liabilities arising out of any other business conducted by GIAC, but the obligations of the Account, including the promise to make annuity payments, are obligations of GIAC.

The changes in net assets maintained in the Account provide the basis for the periodic determination of benefits under the policies. The net assets are sufficient to fund the amount required under the state insurance law to provide for death benefits (without regard to the policy’s minimum death benefit guarantee) and other policy benefits. Additional assets are held in GIAC’s general account to cover the contingency that a policy’s guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). The following is a summary of significant accounting policies of the Account:

Investments

(a)	The market value of the investments in the Funds is based on the net asset value of the respective Funds as of their close of business on the valuation date.

(b)	Investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date. Realized gains and losses are determined based on the cost of securities sold.

(c)	The cost of investments sold is determined on a first in, first out (FIFO) basis.

Individual Mortality Table Used and the Assumed Investment Return

Net assets allocated to contracts in the payout period are computed according to the 2000 Individual Annuity Mortality Table. The assumed investment return is 4.0% unless the annuitant elects otherwise, in which case the rate may vary, as regulated by the laws of respective states.

Federal Income Taxes

The operations of the Account are part of the operations of GIAC and, as such, are included in the consolidated tax return of Guardian. GIAC is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended. Under tax law, no federal income taxes are payable by GIAC with respect to the operations of the Account.

B-48

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 (continued)

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

Annuity Mortality Fluctuation Fund (AMFF)

Pursuant to agreement with the New York State Insurance Department, GIAC had an Annuitant Mortality Fluctuation Fund (AMFF), a contingency fund, which sought to insure the reserves held for contracts in the payout period. GIAC maintained assets in each of its separate accounts for the mortality risk associated with contracts maintenance and invested in the Guardian Cash Fund subdivision of each separate account. The New York State Insurance Department granted the Company permission to terminate the Annuity Mortality Fluctuation Fund as of June 30, 2005. The AMFF balance was redeemed and transferred to the general account of GIAC and was invested in bonds.

B-49

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 (continued)

NOTE 3 — PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year December 31, 2006 were as follows:

	Purchases	Sales
RS Core Equity VIP Series (formerly The Guardian Stock Fund)*	$800,170	$2,222,469
RS S&P 500 Index VIP Series (formerly The Guardian VC 500 Index Fund)*	1,172,818	2,234,913
RS Asset Allocation VIP Series (formerly The Guardian VC Asset Allocation Fund)*	1,157,664	1,000,804
RS High Yield Bond VIP Series (formerly The Guardian VC High Yield Bond Fund)*	1,047,789	1,172,628
RS Low Duration Bond VIP Series (formerly The Guardian VC Low Duration Bond Fund)*	400,019	600,106
RS Large Cap Value VIP Series (formerly The Guardian UBS VC Large Cap Value Fund)*	1,665,918	465,772
RS Partners VIP Series (formerly The Guardian UBS VC Small Cap Value Fund)*	734,689	580,734
RS Investment Quality Bond VIP Series (formerly The Guardian Bond Fund, Inc.)*	2,293,839	3,470,522
RS Cash Management VIP Series (formerly The Guardian Cash Fund, Inc.)*	34,707,059	30,649,094
Gabelli Capital Asset Fund	110,293	88,593
RS International Growth VIP Series (formerly Baillie Gifford International Growth Fund)*	9,251,983	9,350,764
RS Emerging Markets VIP Series (formerly Baillie Gifford Emerging Markets Fund)*	10,884,045	10,833,830
RS Small Cap Core Equity VIP Series (formerly The Guardian Small Cap Stock Fund)*	5,883,517	5,911,532
Value Line Centurion Fund	1,163,139	1,418,183
Value Line Strategic Asset Management Trust	432,602	2,481,086
AIM. V.I. Capital Appreciation Fund Series I (formerly AIM V.I. Aggressive Growth Fund Series I and AIM V.I. Growth Fund Series I)	1,075,573	1,507,035
AIM V.I. Aggressive Growth Fund Series I	—	—
AIM V.I. Growth Fund Series I	—	—
AIM V.I. Government Securities Fund Series I	312,498	1,521,760
AIM V.I. Core Equity Fund Series I (formerly AIM V.I. Premier Equity Fund Series I)	46,468	716,626
AIM. V.I. Capital Appreciation Fund Series II (formerly AIM V.I. Aggressive Growth Fund Series II and AIM V.I. Growth Fund Series II)	220,877	78,585
AIM V.I. Aggressive Growth Fund Series II	—	—
AIM V.I. Growth Fund Series II	—	—
AIM V.I. Basic Value Fund Series II	24,630	42
AIM V.I. Government Securities Fund Series II	28,367	681
AIM V.I. Mid Cap Core Equity Series II	90,134	129,674
AIM V.I. Core Equity Fund Series II (formerly AIM V.I. Premier Equity Fund Series II)	10	10
Alger American Leveraged AllCap Portfolio Class O	283,729	815,115
Alger American Leveraged AllCap Portfolio Class S	71,157	62,297
AllianceBernstein Growth & Income Portfolio Class B	1,174,792	1,252,085
AllianceBernstein Large Cap Growth Portfolio Class B	393,429	533,309
AllianceBernstein Global Technology Portfolio Class B	86,708	159,804
AllianceBernstein Value Portfolio Class B	3,856,923	1,516,652
AllianceBernstein Real Estate Investment Portfolio Class B	255,145	38,110
American Century VP Capital Appreciation Fund Class 1	1,500,026	2,967,544
Davis Financial Portfolio	168,349	8,049
Davis Real Estate Portfolio	675,754	247,555
Davis Value Portfolio	634,941	57,988
Fidelity VIP Balanced Portfolio Service Class 2	939,379	1,102,771
Fidelity VIP Contrafund Portfolio Service Class 2	2,426,626	4,494,180
Fidelity VIP Equity-Income Portfolio Service Class 2	3,937,993	3,198,555
Fidelity VIP Growth Portfolio Service Class 2	307,281	639,132
Fidelity VIP Investment Grade Bond Service Class 2	381,603	45,175
Fidelity VIP Mid Cap Portfolio Service Class 2	4,666,218	5,258,726
Franklin Rising Dividends Series II	135,510	5,564
Franklin Small Cap Value Security Class II	140,405	7,259
Templeton Growth Securities Fund Class 2	1,893,773	1,015,782
Janus Aspen Forty Portfolio Service Shares	98,651	1,668,984
Janus Aspen Flexible Bond Portfolio Service Shares	286,147	1,026,955

B-50

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 (continued)

	Purchases	Sales
Janus Aspen Growth and Income Portfolio Service Shares	$253,092	$1,086,233
Janus Aspen Mid Cap Growth Portfolio Service Shares	1,273,937	1,380,534
Janus Aspen Worldwide Growth Portfolio Service Shares	65,381	646,364
MFS Research Bond Series Service Class	37,760	1,487
MFS Capital Opportunities Series Service Class	24,122	437,326
MFS Emerging Growth Series Service Class	34,414	154,190
MFS Investors Trust Series Service Class	48,205	496,591
MFS New Discovery Series Service Class	1,920,858	2,684,070
MFS Strategic Income Series Service Class	270,382	639,060
MFS Total Return Series Service Class	166,975	7,798
Prudential Jennison Portfolio Class II	31,337	233,582
Van Kampen Life Investment Trust Government Portfolio Class II	325,668	653,795
Van Kampen Life Investment Trust Growth & Income Portfolio Class II	1,245,900	1,456,858

	$103,516,671	$112,434,922

*	See Note 4

NOTE 4 — EXPENSES AND RELATED PARTY TRANSACTIONS

GIAC deducts certain charges from the contract. Contractual charges paid to GIAC include:

Contract Charges

A fixed annual contract fee of $35 is deducted on each contract anniversary date before annuitization and upon surrender prior to annuitization to cover GIAC’s administrative expenses. These charges are assessed through redemption of units. For the years ended December 31, 2005 and 2006, contract fees amounted to $84,615 and $94,062, respectively.

Expense Charges

(1)	A charge for mortality and expense risk, through a reduction of the unit value, is computed daily and is equal to an annual rate of 1.55% for the first four contract years and thereafter 1.45% of the average daily net assets applicable to the Account. There are additional charges applicable to each rider option, calculated as a percentage of average daily net asset value of the applicable contracts as follows:

a)	Contract Anniversary Enhanced Death Benefit Rider (CAEDB) or Living Benefit Rider (LBR) or Earnings Benefit Rider (EBR), with an annual rate of .25%;

b)	Contract Anniversary Enhanced Death Benefit Rider (CAEDB) and/or Living Benefit Rider (LBR) and/or Earnings Benefit Rider (EBR), with an annual rate of .50%;

c)	Contract Anniversary Enhanced Death Benefit Rider (CAEDB), Living Benefit Rider (LBR) and Earnings Benefit Rider (EBR), with an annual rate of .75%.

(2)	A daily administrative expense charge against the net assets of each investment option, through a reduction of the unit value, in an amount equal to .20% on an annual basis.

(3)	Additional optional benefit riders deducted from accumulation value as follows:

a)	Annual Guaranteed Minimum Income Benefit Rider (GMIB), with an anniversary and upon termination rate of .50%.

b)	Annual Guaranteed Minimum Withdrawal Benefit Rider, with an annual contract anniversary rate of .50% of adjusted Guaranteed Withdrawal Balance.

c)	Annual Single Life Enhanced Guaranteed Minimum Withdrawal Benefit Rider, with an annual contract anniversary rate of .60% of adjusted Guaranteed Withdrawal Balance.

d)	Annual Spousal Continuation Enhanced Guaranteed Minimum Withdrawal Benefit Rider, with an annual contract anniversary rate of .75% of adjusted Guaranteed Withdrawal Balance.

(4)	A charge for premium taxes deducted from either the contract payment or upon annuitization, as determined in accordance with applicable state law.

B-51

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 (continued)

Currently, GIAC makes no charge against the Account for GIAC’s federal income taxes. However, GIAC reserves the right to charge taxes attributable to the Account in the future.

On August 31, 2006, Guardian Investor Services LLC (GIS), a wholly owned subsidiary of The Guardian Life Insurance Company of America, acquired a majority interest in RS Investment Management Co. LLC (RS Investments), a privately held San Francisco investment management firm specializing in growth and value mutual funds and institutional accounts. On October 9, 2006, all assets invested in the Guardian-sponsored mutual funds were transferred through mergers to newly-organized series of RS Variable Product Funds, as follows:

Guardian Fund	RS Fund

The Guardian Stock Fund

The Guardian VC 500 Index Fund

The Guardian VC Asset Allocation Fund

The Guardian VC High Yield Bond Fund

The Guardian VC Low Duration Bond Fund

The Guardian UBS VC Large Cap Value Fund

The Guardian UBS VC Small Cap Value Fund

Baillie Gifford International Growth Fund

Baillie Gifford Emerging Markets Fund

The Guardian Small Cap Stock Fund

The Guardian Bond Fund

The Guardian Cash Fund

RS Core Equity VIP Series

RS S&P 500 Index VIP Series

RS Asset Allocation VIP Series

RS High Yield Bond VIP Series

RS Low Duration Bond VIP Series

RS Large Cap Value VIP Series

RS Partners VIP Series

RS International Growth VIP Series

RS Emerging Markets VIP Series

RS Small Cap Core Equity VIP Series

RS Investment Quality Bond VIP Series

RS Cash Management VIP Series

RS Investments serves as investment adviser and administrator to each of the RS Funds. GIS serves as sub-administrator and provides administrative and accounting services to each of the RS Funds after the reorganizations, and serves as the RS Funds’ principal underwriter. In addition, RS Investments, GIS, Guardian Baillie Gifford Ltd. (GBG), Baillie Gifford Overseas Ltd. (BG Overseas), and UBS Global Asset Management will also have the roles described below. GIAC and BG Overseas each have an equity ownership interest in GBG. Prior to October 9, 2006, GBG served as the sole investment adviser to RS International Growth VIP Series and RS Emerging Markets VIP Series.

RS Investments provides day-to-day investment management services to the following funds:

• RS Core Equity VIP Series • RS Partners VIP Series	• RS Small Cap Core Equity VIP Series

As sub-adviser, GIS provides day-to-day investment management services to the following funds, subject to RS Investments’ general oversight of GIS’ performance:

• RS Asset Allocation VIP Series • RS Investment Quality Bond VIP Series • RS High Yield Bond VIP Series	• RS S&P 500 Index VIP Series • RS Low Duration Bond VIP Series • RS Cash Management VIP Series

GBG serves as sub-adviser, and BG Overseas serves as sub-sub-adviser and provides day-to-day investment management services to the following funds, subject to RS Investments’ and GBG’s general oversight of BG Overseas’ performance:

• RS International Growth VIP Series	• RS Emerging Markets VIP Series

As sub-adviser, UBS Global AM provides day-to-day investment management services to the following fund, subject to RS Investments’ general oversight of UBS Global AM’s performance:

• RS Large Cap Value VIP Series

Under an investment management agreement between each RS Fund and RS Investments, the RS Funds pay a monthly fee to RS Investments at the annual rates shown in the tables below for investment advisory and administrative services. Under investment sub-advisory agreements between RS Investments and the respective sub-adviser

B-52

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 (continued)

for certain RS Funds specified below, RS Investments pays a monthly fee to the sub-adviser for investment advisory services at the annual rates set out in the table below, based on the respective RS Funds’ average daily net assets. The sub-advisory fee payable to GIS and GBG by RS Investments also covers the administrative and accounting services provided by GIS and GBG to the RS Funds.

RS Fund	Sub-adviser	Advisory Fee Rate	Sub-advisory Fee Rate
RS Core Equity VIP Series	None	0.50%	N/A
RS Large Cap Value VIP Series	UBS Global AM	0.83%	0.4300%
RS Partners VIP Series	None	1.00%	N/A
RS Small Cap Core Equity VIP Series	None	0.75%	N/A
RS Asset Allocation VIP Series	GIS	0.50%	0.4750%
RS S&P 500 Index VIP Series	GIS	0.25%	0.2375%
RS International Growth VIP Series	GBG	0.80%	0.7600%
RS Emerging Markets VIP Series	GBG	1.00%	0.9500%
RS Investment Quality Bond VIP Series	GIS	0.50%	0.4750%
RS Low Duration Bond VIP Series	GIS	0.45%	0.4275%
RS High Yield Bond VIP Series	GIS	0.60%	0.5700%
RS Cash Management VIP Series	GIS	0.50%	0.4750%

Under a sub-sub-advisory agreement between GBG and BG Overseas, the sub-sub-advisory fee payable by GBG to BG Overseas is 0.40% of RS International Growth VIP Series average daily net assets and 0.50% of RS Emerging Markets VIP Series average daily net assets.

As indicated above, under the sub-advisory agreement for the RS Funds, GIS provides administrative and accounting services to the RS Funds its sub-advises. In addition, under a sub-administration agreement with respect to the other RS Funds that do not have a sub-adviser, GIS provides certain administrative and accounting services to such RS Funds, in return for a monthly fee paid by RS Investments (and not the RS Funds) of 0.052% of RS Core Equity VIP Series average daily net assets, 0.078% of RS Small Cap Core Equity VIP Series average daily net assets, and 0.042% of RS Partners VIP Series average daily net assets.

GCAF has a management agreement with GIS and earns fees of .40% of the average daily net assets. GIAC has administrative service fee agreements with AIM Advisors, Inc., Fred Alger Management, Inc., Alliance Capital Management LP, American Century Investment Management Inc., Davis Selected Advisors LP, Fidelity Management & Research Company, Gabelli Funds, LLC, Janus Capital Management LLC, MFS Investment Management, Prudential Investments Fund Management LLC, Van Kampen Asset Management, Inc., Templeton Global Advisers Limited, and Value Line Inc., which compensate GIAC for administrative services provided. These fees range from .15% to .35% of the average daily net assets.

Sales Charges

Contingent deferred sales charges are assessed on certain partial or total surrenders. The following charges are assessed through redemption in units and paid to GIAC during the following years:

Number of Contract Years Completed	Contingent Deferred Sales Charge Percentage for First Four Contract Years Completed (C+C)	Contingent Deferred Sales Charge Percentage for First Five Contract Years (CXC)
0	3%	—
1	2%	4%
2	1%	3%
3	1%	3%
4	0%	2%
5	—	2%
6+	—	0%

For the years ended December 31, 2005 and 2006, contingent deferred sales charges were $244,247 and $43,629.

B-53

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 (continued)

NOTE 5 — CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years ended December 31, 2006 and 2005 were as follows:

	2006			2005
	Units Issued	Units Redeemed	Net Increase/ (Decrease)	Units Issued	Units Redeemed	Net Increase/ (Decrease)
RS Core Equity VIP Series (formerly The Guardian Stock Fund)	330,784	552,038	(221,254)	443,614	828,382	(384,768)
RS S&P 500 Index VIP Series (formerly The Guardian VC 500 Index Fund)	186,299	286,020	(99,721)	274,067	770,242	(496,175)
RS Asset Allocation VIP Series (formerly The Guardian VC Asset Allocation Fund)	55,376	44,458	10,918	114,118	176,265	(62,147)
RS High Yield Bond VIP Series (formerly The Guardian VC High Yield Bond Fund)	110,891	128,983	(18,092)	132,921	149,466	(16,545)
RS Low Duration Bond VIP Series (formerly The Guardian VC Low Duration Bond Fund)	32,532	56,027	(23,495)	53,298	50,203	3,095
RS Large Cap Value VIP Series (formerly The Guardian UBS VC Large Cap Value Fund)	68,000	8,703	59,297	43,347	108,903	(65,556)
RS Partners VIP Series (formerly The Guardian UBS VC Small Cap Value Fund)	17,455	32,189	(14,734)	32,156	62,016	(29,860)
RS Investment Quality Bond VIP Series (formerly The Guardian Bond Fund, Inc.)	493,524	614,825	(121,301)	507,741	834,832	(327,091)
RS Cash Management VIP Series (formerly The Guardian Cash Fund, Inc.)	867,331	445,319	422,012	601,023	966,468	(365,445)
Gabelli Capital Asset Fund	4,258	4,589	(331)	20,490	5,824	14,666
RS International Growth VIP Series (formerly Baillie Gifford International Growth Fund)	219,586	222,798	(3,212)	256,117	73,196	182,921
RS Emerging Markets VIP Series (formerly Baillie Gifford Emerging Markets Fund)	96,639	157,583	(60,944)	146,942	64,180	82,762
RS Small Cap Core Equity VIP Series (formerly The Guardian Small Cap Stock Fund)	268,399	326,042	(57,643)	196,768	316,218	(119,450)
Value Line Centurion Fund	93,077	143,379	(50,302)	59,319	122,925	(63,606)
Value Line Strategic Asset Management Trust	252,174	472,068	(219,894)	548,931	677,817	(128,886)
AIM. V.I. Capital Appreciation Fund Series I (formerly AIM V.I. Aggressive Growth Fund Series I and AIM V.I. Growth Fund Series I)	220,971	241,251	(20,280)	—	—	—
AIM V.I. Aggressive Growth Fund Series I	—	—	—	68,019	185,820	(117,801)
AIM V.I. Growth Fund Series I	—	—	—	85,035	125,007	(39,972)
AIM V.I. Government Securities Fund Series I	130,808	241,413	(110,605)	163,950	257,465	(93,515)
AIM V.I. Core Equity Fund Series I (formerly AIM V.I. Premier Equity Fund Series I)	72,699	161,177	(88,478)	196,264	310,958	(114,694)
AIM. V.I. Capital Appreciation Fund Series II (formerly AIM V.I. Aggressive Growth Fund Series II and AIM V.I. Growth Fund Series II)	13,932	1,018	12,914	—	—	—
AIM V.I. Aggressive Growth Fund Series II	—	—	—	729	—	729
AIM V.I. Growth Fund Series II	—	—	—	1,112	24	1,088
AIM V.I. Basic Value Fund Series II	2,190	4	2,186	725	—	725
AIM V.I. Government Securities Fund Series II	2,730	68	2,662	719	37	682
AIM V.I. Mid Cap Core Equity Series II	118	3,997	(3,879)	6,340	474	5,866
AIM V.I. Core Equity Fund Series II (formerly AIM V.I. Premier Equity Fund Series II)	—	—	—	—	—	—
Alger American Leveraged AllCap Portfolio Class O	99,560	172,143	(72,583)	88,429	205,634	(117,205)
Alger American Leveraged AllCap Portfolio Class S	828	3	825	282	51	231

B-54

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 (continued)

	2006			2005
	Units Issued	Units Redeemed	Net Increase/ (Decrease)	Units Issued	Units Redeemed	Net Increase/ (Decrease)
AllianceBernstein Growth & Income Portfolio Class B	75,916	93,116	(17,200)	53,227	54,682	(1,455)
AllianceBernstein Large Cap Growth Portfolio Class B	32,826	43,190	(10,364)	49,521	10,443	39,078
AllianceBernstein Global Technology Portfolio Class B	2,670	4,891	(2,221)	29,438	46,853	(17,415)
AllianceBernstein Value Portfolio Class B	206,727	40,128	166,599	48,217	78,807	(30,590)
AllianceBernstein Real Estate Investment Portfolio Class B	15,246	1,385	13,861	7,563	—	7,563
American Century VP Capital Appreciation Fund Class 1	102,882	283,798	(180,916)	336,081	72,281	263,800
Davis Financial Portfolio	14,248	665	13,583	3,023	1,092	1,931
Davis Real Estate Portfolio	27,860	2,456	25,404	20,913	140	20,773
Davis Value Portfolio	55,790	2,690	53,100	10,752	234	10,518
Fidelity VIP Balanced Portfolio Service Class 2	158,110	184,810	(26,700)	170,425	232,876	(62,451)
Fidelity VIP Contrafund Portfolio Service Class 2	363,306	608,115	(244,809)	399,218	229,758	169,460
Fidelity VIP Equity-Income Portfolio Service Class 2	387,862	453,929	(66,067)	310,869	494,384	(183,515)
Fidelity VIP Growth Portfolio Service Class 2	153,161	193,189	(40,028)	148,840	322,123	(173,283)
Fidelity VIP Investment Grade Bond Portfolio Service Class 2	35,712	2,014	33,698	9,318	216	9,102
Fidelity VIP Mid Cap Portfolio Service Class 2	194,288	296,186	(101,898)	188,161	62,185	125,976
Franklin Rising Dividends Securities Fund Class 2	12,024	494	11,530	6,778	681	6,097
Franklin Small Cap Value Securities Fund Class 2	11,473	680	10,793	8,906	582	8,324
Templeton Growth Securities Fund Class 2	128,935	80,791	48,144	79,717	82,364	(2,647)
Janus Aspen Forty Portfolio Service Shares	59,320	246,753	(187,433)	152,384	112,662	39,722
Janus Aspen Flexible Bond Portfolio Service Shares	97,373	162,901	(65,528)	73,511	109,671	(36,160)
Janus Aspen Growth and Income Portfolio Service Shares	64,099	155,859	(91,760)	111,614	85,888	25,726
Janus Aspen Mid Cap Growth Portfolio Service Shares	73,899	92,985	(19,086)	153,334	487,990	(334,656)
Janus Aspen Worldwide Growth Portfolio Service Shares	114,037	204,026	(89,989)	210,951	340,646	(129,695)
MFS Research Bond Series Service Class	3,487	89	3,398	4,572	38	4,534
MFS Capital Opportunities Series Service Class	42,751	97,905	(55,154)	102,616	158,768	(56,152)
MFS Emerging Growth Series Service Class	45,364	63,381	(18,017)	119,169	215,514	(96,345)
MFS Investors Trust Series Service Class	60,534	109,635	(49,101)	124,919	181,258	(56,339)
MFS New Discovery Series Service Class	91,819	163,616	(71,797)	89,477	170,383	(80,906)
MFS Strategic Income Series Service Class	34,757	67,883	(33,126)	46,095	34,934	11,161
MFS Total Return Series Service Class	15,199	636	14,563	15,091	2,249	12,842
Prudential Jennison Portfolio Class II	30,960	60,387	(29,427)	70,073	106,150	(36,077)
Van Kampen Life Investment Trust Government Portfolio Class II	44,148	82,149	(38,001)	38,045	38,840	(795)
Van Kampen Life Investment Trust Growth & Income Portfolio Class II	123,801	153,484	(29,683)	98,565	55,528	43,037

B-55

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 (continued)

NOTE 6 — UNIT VALUES

The following represent amounts for the years ended December 31, excluding the effect of the expenses of the underlying fund portfolios and charges made directly to contract owners’ accounts through redemption of units:

	Units	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In whole $
REGULAR CONTRACT–YEARS 0 - 4
RS Core Equity VIP Series (formerly The Guardian Stock Fund)
2006	161,422	$7.12	$1,149,456	1.75%	1.90%	15.22%
2005	358,577	6.18	2,216,154	1.75%	1.16%	2.47%
2004	772,124	6.03	4,656,796	1.75%	1.81%	4.15%
2003	1,343,966	5.79	7,782,847	1.75%	0.98%	19.33%
2002	1,310,521	4.85	6,360,044	1.75%	0.89%	-22.26%
RS S&P 500 Index VIP Series (formerly The Guardian VC 500 Index Fund)
2006	210,162	$9.70	$2,038,600	1.75%	1.59%	13.44%
2005	349,416	8.55	2,987,762	1.75%	1.43%	2.71%
2004	933,841	8.32	7,774,063	1.75%	1.59%	8.65%
2003	575,903	7.66	4,412,515	1.75%	1.51%	26.01%
2002	444,538	6.08	2,702,977	1.75%	2.17%	-23.77%
RS Asset Allocation VIP Series (formerly The Guardian VC Asset Allocation Fund)
2006	99,139	$10.64	$1,054,823	1.75%	3.74%	11.39%
2005	85,870	9.55	820,240	1.75%	0.75%	2.54%
2004	142,914	9.32	1,331,378	1.75%	1.21%	8.38%
2003	172,828	8.60	1,485,622	1.75%	2.81%	25.47%
2002	157,950	6.85	1,082,126	1.75%	1.97%	-21.28%
RS High Yield Bond VIP Series (formerly The Guardian VC High Yield Bond Fund)
2006	207,350	$12.85	$2,663,977	1.75%	7.06%	7.26%
2005	243,603	11.98	2,917,864	1.75%	6.28%	1.50%
2004	313,566	11.80	3,700,381	1.75%	6.86%	7.30%
2003	323,171	11.00	3,554,122	1.75%	7.17%	15.89%
2002	272,713	9.49	2,587,996	1.75%	8.38%	-0.48%
RS Low Duration Bond VIP Series (formerly The Guardian VC Low Duration Bond Fund)(8)
2006	133,259	$10.15	$1,351,966	1.75%	3.84%	2.26%
2005	159,483	9.92	1,582,326	1.75%	2.90%	-0.52%
2004	184,298	9.97	1,838,031	1.75%	1.97%	-0.85%
2003	57,494	10.06	578,333	1.75%	1.21%	0.59%
2002	—	—	—	—	—	—
RS Large Cap Value VIP Series (formerly The Guardian UBS VC Large Cap Value Fund)(7)
2006	101,396	$18.18	$1,843,725	1.75%	1.34%	16.23%
2005	53,935	15.64	843,787	1.75%	1.50%	7.71%
2004	125,687	14.52	1,825,477	1.75%	1.13%	11.74%
2003	74,187	13.00	964,253	1.75%	1.84%	29.98%
2002	—	—	—	—	—	—
RS Partners VIP Series (formerly The Guardian UBS VC Small Cap Value Fund)(7)
2006	111,400	$17.07	$1,901,561	1.75%	0.21%	7.44%
2005	125,136	15.89	1,988,063	1.75%	0.12%	2.40%
2004	159,573	15.52	2,475,845	1.75%	0.33%	16.44%
2003	103,368	13.32	1,377,335	1.75%	0.53%	33.25%
2002	—	—	—	—	—	—

B-56

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 (continued)

	Units	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In whole $
REGULAR CONTRACT–YEARS 0 - 4
RS Investment Quality Bond VIP Series (formerly The Guardian Bond Fund, Inc.)
2006	314,087	$12.91	$4,053,706	1.75%	4.29%	2.37%
2005	544,431	12.61	6,864,127	1.75%	3.79%	0.56%
2004	971,537	12.54	12,180,443	1.75%	4.21%	2.38%
2003	1,141,414	12.25	13,976,893	1.75%	3.60%	2.91%
2002	1,057,872	11.90	12,588,177	1.75%	4.60%	7.56%
RS Cash Management VIP Series (formerly The Guardian Cash Fund, Inc.)
2006	778,193	$10.39	$8,085,309	1.75%	4.98%	2.71%
2005	512,758	10.12	5,187,046	1.75%	2.99%	0.90%
2004	921,569	10.03	9,239,664	1.75%	0.91%	-0.92%
2003	1,442,285	10.12	14,594,262	1.75%	0.67%	-1.10%
2002	3,565,569	10.23	36,479,430	1.75%	1.17%	-0.52%
Gabelli Capital Asset Fund(9)
2006	14,335	$12.13	$173,817	1.75%	0.38%	19.80%
2005	14,666	10.12	148,432	1.75%	0.44%	1.21%
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
RS International Growth VIP Series (formerly Baillie Gifford International Growth Fund)
2006	237,399	$11.98	$2,844,100	1.75%	1.07%	21.27%
2005	299,182	9.88	2,955,505	1.75%	1.44%	13.99%
2004	226,691	8.67	1,964,520	1.75%	0.22%	14.68%
2003	302,718	7.56	2,287,551	1.75%	1.35%	27.76%
2002	153,611	5.91	908,583	1.75%	0.09%	-19.14%
RS Emerging Markets VIP Series (formerly Baillie Gifford Emerging Markets Fund)
2006	215,965	$28.22	$6,095,002	1.75%	0.64%	33.81%
2005	301,890	21.09	6,367,086	1.75%	1.09%	38.06%
2004	265,341	15.28	4,053,555	1.75%	0.19%	21.40%
2003	386,646	12.58	4,865,645	1.75%	1.09%	51.23%
2002	92,064	8.32	766,087	1.75%	0.54%	-7.98%
RS Small Cap Core Equity VIP Series (formerly The Guardian Small Cap Stock Fund)
2006	244,395	$11.35	$2,773,471	1.75%	0.00%	15.12%
2005	403,691	9.86	3,979,473	1.75%	0.22%	-1.59%
2004	607,640	10.02	6,086,506	1.75%	0.00%	13.16%
2003	545,597	8.85	4,829,646	1.75%	0.00%	40.94%
2002	281,326	6.28	1,766,932	1.75%	0.00%	-16.97%
Value Line Centurion Fund
2006	170,690	$7.35	$1,253,926	1.75%	0.00%	2.04%
2005	234,395	7.20	1,687,531	1.75%	0.00%	7.22%
2004	290,400	6.71	1,949,938	1.75%	0.00%	9.56%
2003	288,620	6.13	1,768,842	1.75%	0.00%	17.40%
2002	195,742	5.22	1,021,831	1.75%	0.00%	-24.28%
Value Line Strategic Asset Management Trust
2006	127,510	$9.76	$1,245,057	1.75%	0.92%	4.99%
2005	354,913	9.30	3,300,950	1.75%	0.45%	7.18%
2004	702,981	8.68	6,100,467	1.75%	0.34%	10.23%
2003	823,018	7.87	6,479,490	1.75%	0.69%	14.49%
2002	781,005	6.88	5,370,410	1.75%	1.35%	-14.06%

B-57

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 (continued)

	Units	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In whole $
REGULAR CONTRACT–YEARS 0 - 4
AIM. V.I. Capital Appreciation Fund Series I (formerly AIM V.I. Aggressive Growth Fund Series I and AIM V.I. Growth Fund Series I)(10)
2006	47,085	$5.26	$247,866	1.75%	0.05%	5.07%
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
AIM V.I. Aggressive Growth Fund Series I(9)(11)
2006	—	—	—	—	—	—
2005	48,043	6.71	322,202	1.75%	0.00%	3.90%
2004	173,728	6.46	1,121,426	1.75%	0.00%	9.85%
2003	183,149	5.88	1,076,272	1.75%	0.00%	24.46%
2002	176,810	4.72	834,803	1.75%	0.00%	-24.02%
AIM V.I. Growth Fund Series I(9)(11)
2006	—	—	—	—	—	—
2005	35,588	5.01	178,299	1.75%	0.00%	5.61%
2004	104,288	4.74	494,783	1.75%	0.00%	6.32%
2003	203,942	4.46	909,972	1.75%	0.00%	28.95%
2002	132,724	3.46	459,257	1.75%	0.00%	-32.18%
AIM V.I. Government Securities Fund Series I
2006	62,412	$11.86	$740,362	1.75%	3.62%	1.74%
2005	195,865	11.66	2,283,683	1.75%	2.99%	-0.12%
2004	346,808	11.67	4,048,291	1.75%	3.43%	0.77%
2003	467,772	11.58	5,418,702	1.75%	2.13%	-0.70%
2002	472,407	11.67	5,510,715	1.75%	2.49%	7.68%
AIM V.I. Core Equity Fund Series I (formerly AIM V.I. Premier Equity Fund Series I)
2006	15,786	$8.07	$127,343	1.75%	1.59%	13.23%
2005	86,334	7.12	615,065	1.75%	0.78%	3.81%
2004	295,361	6.86	2,027,011	1.75%	0.44%	3.92%
2003	350,505	6.60	2,314,737	1.75%	0.27%	22.90%
2002	431,690	5.37	2,319,759	1.75%	0.37%	-31.48%
AIM. V.I. Capital Appreciation Fund Series II (formerly AIM V.I. Aggressive Growth Fund Series II and AIM V.I. Growth Fund Series II)(10)
2006	14,731	$11.22	$165,313	1.75%	0.00%	4.79%
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
AIM V.I. Aggressive Growth Fund Series II(9)(11)
2006	—	—	—	—	—	—
2005	729	10.57	7,706	1.75%	0.00%	5.67%
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
AIM V.I. Growth Fund Series II(9)(11)
2006	—	—	—	—	—	—
2005	1,088	10.71	11,649	1.75%	0.00%	7.09%
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—

B-58

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 (continued)

	Units	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In whole $
REGULAR CONTRACT–YEARS 0 - 4
AIM V.I. Basic Value Fund Series II(9)
2006	2,911	$11.53	$33,555	1.75%	0.15%	10.97%
2005	725	10.39	7,535	1.75%	0.00%	3.86%
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
AIM V.I. Government Securities Fund Series II(9)
2006	3,344	$10.10	$33,763	1.75%	5.31%	1.47%
2005	682	9.95	6,785	1.75%	5.58%	-0.51%
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
AIM V.I. Mid Cap Core Equity Series II(9)
2006	1,987	$11.56	$22,969	1.75%	0.62%	9.04%
2005	5,866	10.60	62,177	1.75%	0.25%	5.99%
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
AIM V.I. Core Equity Fund Series II(4)(9) (formerly AIM V.I. Premier Equity Fund Series II)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
Alger American Leveraged AllCap Portfolio Class O
2006	66,737	$7.94	$529,653	1.75%	0.00%	17.18%
2005	158,212	6.77	1,071,521	1.75%	0.00%	12.45%
2004	302,931	6.02	1,824,567	1.75%	0.00%	6.29%
2003	308,522	5.67	1,748,214	1.75%	0.00%	32.37%
2002	270,058	4.28	1,156,027	1.75%	0.01%	-35.07%
Alger American Leveraged AllCap Portfolio Class S(9)
2006	1,056	$13.42	$14,172	1.75%	0.00%	16.88%
2005	231	11.48	2,654	1.75%	0.00%	14.80%
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
AllianceBernstein Growth & Income Portfolio Class B(5)
2006	171,455	$13.34	$2,287,989	1.75%	1.11%	14.94%
2005	204,531	11.61	2,374,594	1.75%	1.47%	2.77%
2004	217,758	11.30	2,460,042	1.75%	0.83%	9.27%
2003	190,381	10.34	1,968,233	1.75%	0.58%	29.88%
2002	20,302	7.96	161,613	1.75%	0.20%	-20.40%
AllianceBernstein Large Cap Growth Portfolio Class B(5)
2006	40,321	$11.21	$451,870	1.75%	0.00%	-2.38%
2005	61,200	11.48	702,545	1.75%	0.00%	12.84%
2004	26,030	10.17	264,817	1.75%	0.00%	6.45%
2003	24,721	9.56	236,269	1.75%	0.00%	21.21%
2002	5,757	7.88	45,392	1.75%	0.00%	-21.15%

B-59

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 (continued)

	Units	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In whole $
REGULAR CONTRACT–YEARS 0 - 4
AllianceBernstein Global Technology Portfolio Class B(5)
2006	10,689	$10.71	$114,535	1.75%	0.00%	6.49%
2005	13,626	10.06	137,104	1.75%	0.00%	1.84%
2004	27,434	9.88	271,057	1.75%	0.00%	3.25%
2003	57,536	9.57	550,600	1.75%	0.00%	41.28%
2002	14,651	6.77	99,240	1.75%	0.00%	-32.26%
AllianceBernstein Value Portfolio Class B(5)
2006	277,893	$14.67	$4,077,387	1.75%	0.80%	18.92%
2005	180,986	12.34	2,233,111	1.75%	1.16%	3.64%
2004	232,935	11.91	2,773,182	1.75%	0.88%	11.39%
2003	149,627	10.69	1,599,233	1.75%	0.68%	26.22%
2002	32,363	8.47	274,054	1.75%	0.06%	-15.32%
AllianceBernstein Real Estate Investment Portfolio Class B(9)
2006	21,424	$15.54	$332,909	1.75%	1.73%	32.53%
2005	7,563	11.72	88,678	1.75%	0.00%	17.25%
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
American Century VP Capital Appreciation Fund Class 1
2006	81,463	$8.04	$654,676	1.75%	0.00%	15.17%
2005	316,413	6.98	2,207,863	1.75%	0.00%	19.93%
2004	125,526	5.82	730,328	1.75%	0.00%	5.70%
2003	148,037	5.50	814,855	1.75%	0.00%	18.37%
2002	121,885	4.65	566,784	1.75%	0.00%	-22.58%
Davis Financial Portfolio(9)
2006	15,514	$12.37	$191,961	1.75%	2.18%	16.44%
2005	1,931	10.63	20,523	1.75%	0.42%	6.27%
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
Davis Real Estate Portfolio(9)
2006	43,017	$15.47	$665,351	1.75%	3.53%	32.03%
2005	19,541	11.72	228,932	1.75%	3.30%	17.15%
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
Davis Value Portfolio(9)
2006	63,618	$12.07	$767,886	1.75%	1.04%	12.99%
2005	10,518	10.68	112,356	1.75%	1.61%	6.82%
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
Fidelity VIP Balanced Portfolio Service Class 2
2006	104,408	$11.17	$1,166,186	1.75%	1.77%	9.55%
2005	156,021	10.20	1,590,745	1.75%	2.54%	3.68%
2004	315,755	9.83	3,104,996	1.75%	1.82%	3.30%
2003	343,111	9.52	3,266,065	1.75%	2.27%	15.36%
2002	277,402	8.25	2,288,979	1.75%	2.19%	-10.52%

B-60

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 (continued)

	Units	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In whole $
REGULAR CONTRACT–YEARS 0 - 4
Fidelity VIP Contrafund Portfolio Service Class 2
2006	371,528	$12.86	$4,778,394	1.75%	0.97%	9.49%
2005	648,912	11.75	7,622,887	1.75%	0.12%	14.61%
2004	672,961	10.25	6,897,701	1.75%	0.19%	13.14%
2003	610,880	9.06	5,534,069	1.75%	0.25%	25.96%
2002	463,856	7.19	3,336,170	1.75%	0.56%	-11.18%
Fidelity VIP Equity-Income Portfolio Service Class 2
2006	281,868	$13.30	$3,750,116	1.75%	3.08%	17.83%
2005	492,213	11.29	5,557,500	1.75%	1.58%	3.73%
2004	806,650	10.89	8,780,595	1.75%	1.43%	9.29%
2003	855,233	9.96	8,518,473	1.75%	1.40%	27.76%
2002	694,772	7.80	5,416,656	1.75%	1.22%	-18.60%
Fidelity VIP Growth Portfolio Service Class 2
2006	52,101	$6.97	$363,062	1.75%	0.18%	4.71%
2005	155,357	6.65	1,033,880	1.75%	0.32%	3.66%
2004	364,993	6.42	2,343,227	1.75%	0.13%	1.32%
2003	375,650	6.34	2,380,314	1.75%	0.10%	30.23%
2002	334,810	4.87	1,629,112	1.75%	0.11%	-31.51%
Fidelity VIP Investment Grade Bond Portfolio Class 2(9)
2006	31,574	$10.16	$320,840	1.75%	1.27%	2.32%
2005	6,556	9.93	65,111	1.75%	0.00%	-0.69%
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
Fidelity VIP Mid Cap Portfolio Service Class 2(5)
2006	321,571	$18.36	$5,904,578	1.75%	0.18%	10.44%
2005	465,534	16.63	7,739,925	1.75%	0.00%	15.95%
2004	422,366	14.34	6,056,002	1.75%	0.00%	22.47%
2003	232,243	11.71	2,718,920	1.75%	0.13%	35.84%
2002	47,159	8.62	406,447	1.75%	0.00%	-13.81%
Franklin Rising Dividends Securities Fund Class II(9)
2006	15,231	$11.76	$179,153	1.75%	1.22%	15.08%
2005	6,097	10.22	62,317	1.75%	0.24%	2.21%
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
Franklin Small Cap Value Securities Fund Class II(9)
2006	19,117	$12.20	$233,309	1.75%	0.61%	14.94%
2005	8,324	10.62	88,387	1.75%	0.62%	6.18%
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
Templeton Growth Securities Fund Class 2(5)
2006	170,092	$15.02	$2,554,018	1.75%	1.22%	19.68%
2005	165,753	12.55	2,079,583	1.75%	1.27%	6.96%
2004	191,929	11.73	2,251,274	1.75%	1.24%	13.99%
2003	67,546	10.29	695,024	1.75%	1.48%	29.83%
2002	34,823	7.93	275,994	1.75%	2.49%	-20.74%

B-61

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 (continued)

	Units	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In whole $
REGULAR CONTRACT–YEARS 0 - 4
Janus Aspen Forty Portfolio Service Shares
2006	190,311	$8.62	$1,639,710	1.75%	0.13%	7.21%
2005	311,496	8.04	2,503,327	1.75%	0.01%	10.59%
2004	349,800	7.27	2,541,958	1.75%	0.03%	15.90%
2003	394,046	6.27	2,470,607	1.75%	0.23%	18.13%
2002	220,781	5.31	1,171,775	1.75%	0.30%	-17.40%
Janus Aspen Flexible Bond Portfolio Service Shares
2006	87,669	$12.74	$1,117,267	1.75%	3.90%	2.16%
2005	210,472	12.47	2,625,467	1.75%	4.99%	-0.10%
2004	279,066	12.49	3,484,626	1.75%	5.71%	1.89%
2003	323,404	12.25	3,963,282	1.75%	3.79%	4.37%
2002	228,476	11.74	2,682,715	1.75%	3.27%	8.23%
Janus Aspen Growth and Income Portfolio Service Shares
2006	29,166	$9.11	$265,663	1.75%	1.25%	5.89%
2005	133,170	8.60	1,145,507	1.75%	0.36%	10.15%
2004	151,886	7.81	1,186,064	1.75%	0.39%	9.72%
2003	178,316	7.12	1,269,046	1.75%	0.45%	21.36%
2002	156,458	5.86	917,540	1.75%	0.63%	-23.14%
Janus Aspen Mid Cap Growth Portfolio Service Shares
2006	47,657	$5.74	$273,582	1.75%	0.00%	11.33%
2005	97,154	5.16	500,981	1.75%	0.00%	10.07%
2004	470,627	4.68	2,204,787	1.75%	0.00%	18.37%
2003	703,252	3.96	2,783,393	1.75%	0.00%	32.41%
2002	241,494	2.99	721,846	1.75%	0.00%	-29.37%
Janus Aspen Worldwide Growth Portfolio Service Shares
2006	17,148	$7.16	$122,811	1.75%	1.57%	15.88%
2005	69,780	6.18	431,278	1.75%	1.14%	3.72%
2004	273,468	5.96	1,629,500	1.75%	0.88%	2.70%
2003	437,837	5.80	2,540,401	1.75%	0.60%	21.52%
2002	426,830	4.77	2,037,957	1.75%	0.46%	-27.01%
MFS Research Bond Series Service Class(9)
2006	2,498	$10.04	$25,067	1.75%	4.40%	1.98%
2005	1,966	9.84	19,348	1.75%	0.00%	-1.58%
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
MFS Capital Opportunities Series Service Class
2006	19,440	$7.02	$136,555	1.75%	0.19%	11.52%
2005	52,392	6.30	330,011	1.75%	0.56%	-0.31%
2004	143,563	6.32	907,082	1.75%	0.20%	10.12%
2003	151,703	5.74	870,399	1.75%	0.00%	24.89%
2002	189,461	4.59	870,391	1.75%	0.00%	-31.06%
MFS Emerging Growth Series Service Class
2006	28,176	$5.68	$159,945	1.75%	0.00%	5.73%
2005	64,733	5.37	347,549	1.75%	0.00%	7.02%
2004	186,683	5.02	936,539	1.75%	0.00%	10.75%
2003	366,859	4.53	1,661,857	1.75%	0.00%	27.66%
2002	202,288	3.55	717,788	1.75%	0.00%	-35.01%

B-62

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 (continued)

	Units	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In whole $
REGULAR CONTRACT–YEARS 0 - 4
MFS Investors Trust Series Service Class
2006	16,389	$9.46	$155,037	1.75%	0.27%	10.72%
2005	71,436	8.54	610,320	1.75%	0.32%	5.15%
2004	191,613	8.12	1,556,826	1.75%	0.44%	9.18%
2003	215,376	7.44	1,602,785	1.75%	0.41%	19.71%
2002	242,975	6.22	1,510,483	1.75%	0.44%	-22.53%
MFS New Discovery Series Service Class
2006	111,018	$9.14	$1,014,733	1.75%	0.00%	10.96%
2005	187,765	8.24	1,546,723	1.75%	0.00%	3.20%
2004	287,886	7.98	2,298,028	1.75%	0.00%	4.35%
2003	331,921	7.65	2,539,106	1.75%	0.00%	31.10%
2002	253,219	5.84	1,477,535	1.75%	0.00%	-32.99%
MFS Strategic Income Series Service Class
2006	64,727	$13.51	$874,713	1.75%	4.75%	4.53%
2005	101,490	12.93	1,312,098	1.75%	6.87%	-0.15%
2004	118,502	12.95	1,534,389	1.75%	4.84%	5.66%
2003	84,114	12.25	1,030,796	1.75%	4.34%	8.17%
2002	54,620	11.33	618,769	1.75%	2.66%	6.30%
MFS Total Return Series Service Class(9)
2006	27,405	$11.07	$303,249	1.75%	1.57%	9.67%
2005	12,842	10.09	129,571	1.75%	0.47%	0.90%
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
Prudential Jennison Portfolio Class II
2006	23,773	$6.88	$163,504	1.75%	0.00%	-0.40%
2005	48,140	6.91	332,442	1.75%	0.00%	12.03%
2004	114,006	6.16	702,738	1.75%	0.04%	7.31%
2003	134,363	5.74	771,838	1.75%	0.00%	27.34%
2002	153,989	4.51	694,641	1.75%	0.00%	-32.37%
Van Kampen Life Investment Trust Government Portfolio Class II(5)
2006	155,168	$11.07	$1,718,205	1.75%	4.53%	1.31%
2005	195,525	10.93	2,137,161	1.75%	3.68%	1.47%
2004	203,662	10.77	2,193,829	1.75%	4.34%	2.08%
2003	223,904	10.55	2,362,765	1.75%	3.17%	-0.29%
2002	89,327	10.58	945,341	1.75%	0.00%	5.83%
Van Kampen Life Investment Trust Growth & Income Portfolio Class II(5)
2006	136,095	$14.18	$1,929,249	1.75%	0.95%	13.95%
2005	195,669	12.44	2,434,218	1.75%	0.72%	7.80%
2004	188,715	11.54	2,177,804	1.75%	0.62%	12.12%
2003	100,344	10.29	1,032,804	1.75%	0.49%	25.45%
2002	38,200	8.20	313,423	1.75%	0.00%	-17.95%

B-63

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 (continued)

	Units	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In whole $
REGULAR CONTRACT–YEARS 5 AND BEYOND
RS Core Equity VIP Series (formerly The Guardian Stock Fund)
2006	483,664	$7.17	$3,465,960	1.65%	1.90%	15.33%
2005	441,506	6.21	2,743,245	1.65%	1.16%	2.58%
2004	306,216	6.06	1,854,803	1.65%	1.81%	4.25%
RS S&P 500 Index VIP Series (formerly The Guardian VC 500 Index Fund)
2006	246,188	$9.76	$2,403,244	1.65%	1.59%	13.56%
2005	181,785	8.60	1,562,690	1.65%	1.43%	2.82%
2004	60,908	8.36	509,240	1.65%	1.59%	8.76%
RS Asset Allocation VIP Series (formerly The Guardian VC Asset Allocation Fund)
2006	90,211	$10.71	$965,927	1.65%	3.74%	11.50%
2005	69,075	9.60	663,336	1.65%	0.75%	2.64%
2004	29,165	9.36	272,875	1.65%	1.21%	8.49%
RS High Yield Bond VIP Series (formerly The Guardian VC High Yield Bond Fund)
2006	93,983	$12.93	$1,215,144	1.65%	7.06%	7.37%
2005	60,268	12.04	725,744	1.65%	6.28%	1.60%
2004	3,866	11.85	45,822	1.65%	6.86%	7.41%
RS Low Duration Bond VIP Series (formerly The Guardian VC Low Duration Bond Fund)(8)
2006	26,430	$10.18	$269,054	1.65%	3.84%	2.36%
2005	31,071	9.95	309,001	1.65%	2.90%	-0.42%
2004	—	—	—	—	—	—
RS Large Cap Value VIP Series (formerly The Guardian UBS VC Large Cap Value Fund)(7)
2006	17,785	$18.26	$324,686	1.65%	1.34%	16.35%
2005	5,723	15.69	89,798	1.65%	1.50%	7.82%
2004	45	14.55	660	1.65%	1.13%	11.86%
RS Partners VIP Series (formerly The Guardian UBS VC Small Cap Value Fund)(7)
2006	13,733	$17.14	$235,361	1.65%	0.21%	7.55%
2005	8,188	15.93	130,470	1.65%	0.12%	2.50%
2004	773	15.55	12,020	1.65%	0.33%	16.56%
RS Investment Quality Bond VIP Series (formerly The Guardian Bond Fund, Inc.)
2006	413,373	$12.99	$5,369,069	1.65%	4.29%	2.47%
2005	234,278	12.68	2,969,518	1.65%	3.79%	0.67%
2004	45,323	12.59	570,678	1.65%	4.21%	2.49%
RS Cash Management VIP Series (formerly The Guardian Cash Fund, Inc.)
2006	335,946	$10.46	$3,512,611	1.65%	4.98%	2.81%
2005	167,033	10.17	1,698,717	1.65%	2.99%	1.00%
2004	34,677	10.07	349,170	1.65%	0.91%	-0.82%
Gabelli Capital Asset Fund(4)(9)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—

B-64

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 (continued)

	Units	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In whole $
REGULAR CONTRACT–YEARS 5 AND BEYOND
RS International Growth VIP Series (formerly Baillie Gifford International Growth Fund)
2006	141,156	$12.06	$1,701,841	1.65%	1.07%	21.40%
2005	100,320	9.93	996,315	1.65%	1.44%	14.11%
2004	14,455	8.70	125,805	1.65%	0.22%	14.80%
RS Emerging Markets VIP Series (formerly Baillie Gifford Emerging Markets Fund)
2006	68,578	$28.40	$1,947,720	1.65%	0.64%	33.95%
2005	38,240	21.20	810,820	1.65%	1.09%	38.20%
2004	1,622	15.34	24,891	1.65%	0.19%	21.52%
RS Small Cap Core Equity VIP Series (formerly The Guardian Small Cap Stock Fund)
2006	260,589	$11.42	$2,976,046	1.65%	0.00%	15.24%
2005	140,620	9.91	1,393,592	1.65%	0.22%	-1.49%
2004	48,010	10.06	482,976	1.65%	0.00%	13.27%
Value Line Centurion Fund
2006	83,481	$7.39	$617,168	1.65%	0.00%	2.14%
2005	41,060	7.24	297,189	1.65%	0.00%	7.33%
2004	18,361	6.74	123,816	1.65%	0.00%	9.67%
Value Line Strategic Asset Management Trust
2006	453,417	$9.83	$4,455,506	1.65%	0.92%	5.09%
2005	390,474	9.35	3,651,070	1.65%	0.45%	7.29%
2004	103,095	8.72	898,522	1.65%	0.34%	10.34%
AIM. V.I. Capital Appreciation Fund Series I (formerly AIM V.I. Aggressive Growth Fund Series I and AIM V.I. Growth Fund Series I)(4)(10)
2006	131,649	$5.30	$697,434	1.65%	0.05%	5.18%
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
AIM V.I. Aggressive Growth Fund Series I(11)
2006	—	—	—	—	—	—
2005	36,958	6.74	249,182	1.65%	0.00%	4.00%
2004	32,232	6.48	208,959	1.65%	0.00%	9.96%
AIM V.I. Growth Fund Series I(11)
2006	—	—	—	—	—	—
2005	64,578	5.04	325,268	1.65%	0.00%	5.71%
2004	14,313	4.76	68,200	1.65%	0.00%	6.44%
AIM V.I. Government Securities Fund Series I
2006	154,621	$11.94	$1,845,867	1.65%	3.62%	1.84%
2005	102,504	11.72	1,201,530	1.65%	2.99%	-0.01%
2004	16,353	11.72	191,717	1.65%	3.43%	0.87%
AIM V.I. Core Equity Fund Series I (formerly AIM V.I. Premier Equity Fund Series I)
2006	159,363	$8.12	$1,293,745	1.65%	1.59%	13.35%
2005	145,774	7.16	1,044,077	1.65%	0.78%	3.91%
2004	35,661	6.89	245,794	1.65%	0.44%	4.03%
AIM. V.I. Capital Appreciation Fund Series II (formerly AIM V.I. Aggressive Growth Fund Series II and AIM V.I. Growth Fund Series II)(4)(10)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—

B-65

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 (continued)

	Units	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In whole $
REGULAR CONTRACT–YEARS 5 AND BEYOND
AIM V.I. Aggressive Growth Fund Series II(4)(9)(11)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
AIM V.I. Growth Fund Series II(4)(9)(11)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
AIM V.I. Basic Value Fund Series II(4)(9)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
AIM V.I. Government Securities Fund Series II(4)(9)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
AIM V.I. Mid Cap Core Equity Series II(4)(9)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
AIM V.I. Core Equity Fund Series II(4)(9) (formerly AIM V.I. Premier Equity Fund Series II)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
Alger American Leveraged AllCap Portfolio Class O
2006	88,913	$7.99	$710,132	1.65%	0.00%	17.30%
2005	50,364	6.81	342,922	1.65%	0.00%	12.56%
2004	3,556	6.05	21,508	1.65%	0.00%	6.40%
Alger American Leveraged AllCap Portfolio Class S(4)(9)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
AllianceBernstein Growth & Income Portfolio Class B(5)
2006	35,658	$13.41	$478,097	1.65%	1.11%	15.06%
2005	25,896	11.65	301,771	1.65%	1.47%	2.87%
2004	1,020	11.33	11,555	1.65%	0.83%	9.39%
AllianceBernstein Large Cap Growth Portfolio Class B(5)
2006	15,958	$11.26	$179,689	1.65%	0.00%	-2.28%
2005	1,616	11.52	18,623	1.65%	0.00%	12.95%
2004	—	—	—	—	—	—
AllianceBernstein Global Technology Portfolio Class B(5)
2006	4,355	$10.77	$46,887	1.65%	0.00%	6.60%
2005	2,704	10.10	27,310	1.65%	0.00%	1.94%
2004	—	—	—	—	—	—

B-66

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 (continued)

	Units	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In whole $
REGULAR CONTRACT–YEARS 5 AND BEYOND
AllianceBernstein Value Portfolio Class B(5)
2006	93,791	$14.74	$1,382,696	1.65%	0.80%	19.04%
2005	29,994	12.38	371,463	1.65%	1.16%	3.74%
2004	2,718	11.94	32,442	1.65%	0.88%	11.50%
AllianceBernstein Real Estate Investment Portfolio Class B(4)(9)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
American Century VP Capital Appreciation Fund Class 1
2006	99,265	$8.09	$802,814	1.65%	0.00%	15.29%
2005	48,361	7.02	339,252	1.65%	0.00%	20.05%
2004	12,233	5.84	71,484	1.65%	0.00%	5.81%
Davis Financial Portfolio(4)(9)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
Davis Real Estate Portfolio(4)(9)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
Davis Value Portfolio(4)(9)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
Fidelity VIP Balanced Portfolio Service Class 2
2006	180,995	$11.24	$2,034,490	1.65%	1.77%	9.66%
2005	137,308	10.25	1,407,430	1.65%	2.54%	3.79%
2004	27,374	9.88	270,343	1.65%	1.82%	3.41%
Fidelity VIP Contrafund Portfolio Service Class 2
2006	334,739	$12.94	$4,332,596	1.65%	0.97%	9.60%
2005	254,568	11.81	3,006,418	1.65%	0.12%	14.73%
2004	68,299	10.29	703,068	1.65%	0.19%	13.26%
Fidelity VIP Equity-Income Portfolio Service Class 2
2006	390,367	$13.39	$5,226,655	1.65%	3.08%	17.95%
2005	212,821	11.35	2,415,748	1.65%	1.58%	3.83%
2004	38,309	10.93	418,804	1.65%	1.43%	9.40%
Fidelity VIP Growth Portfolio Service Class 2
2006	198,935	$7.01	$1,395,071	1.65%	0.18%	4.82%
2005	115,110	6.69	770,130	1.65%	0.32%	3.76%
2004	29,329	6.45	189,104	1.65%	0.13%	1.42%
Fidelity VIP Investment Grade Bond Portfolio Class 2(4)(9)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
Fidelity VIP Mid Cap Portfolio Service Class 2(5)
2006	139,716	$18.45	$2,577,596	1.65%	0.18%	10.55%
2005	85,772	16.69	1,431,360	1.65%	0.00%	16.07%
2004	12,572	14.38	180,751	1.65%	0.00%	22.60%

B-67

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 (continued)

	Units	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In whole $
REGULAR CONTRACT–YEARS 5 AND BEYOND
Franklin Rising Dividends Securities Fund Class II(4)(9)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
Franklin Small Cap Value Securities Fund Class II(4)(9)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
Templeton Growth Securities Fund Class 2(5)
2006	77,424	$15.09	$1,168,091	1.65%	1.22%	19.80%
2005	36,340	12.59	457,638	1.65%	1.27%	7.07%
2004	3,628	11.76	42,665	1.65%	1.24%	14.11%
Janus Aspen Forty Portfolio Service Shares
2006	104,891	$8.67	$909,482	1.65%	0.13%	7.32%
2005	128,015	8.08	1,034,275	1.65%	0.01%	10.70%
2004	57,378	7.30	418,758	1.65%	0.03%	16.02%
Janus Aspen Flexible Bond Portfolio Service Share
2006	120,608	$12.83	$1,546,807	1.65%	3.90%	2.27%
2005	58,417	12.54	732,588	1.65%	4.99%	0.00%
2004	15,349	12.54	192,489	1.65%	5.71%	2.00%
Janus Aspen Growth and Income Portfolio Service Shares
2006	71,139	$9.17	$652,110	1.65%	1.25%	6.00%
2005	56,127	8.65	485,373	1.65%	0.36%	10.27%
2004	12,863	7.84	100,875	1.65%	0.39%	9.84%
Janus Aspen Mid Cap Growth Portfolio Service Shares
2006	141,464	$5.78	$817,250	1.65%	0.00%	11.44%
2005	114,098	5.18	591,489	1.65%	0.00%	10.18%
2004	44,170	4.70	207,822	1.65%	0.00%	18.49%
Janus Aspen Worldwide Growth Portfolio Service Shares
2006	156,770	$7.21	$1,129,886	1.65%	1.57%	15.99%
2005	155,667	6.21	967,233	1.65%	1.14%	3.83%
2004	52,645	5.98	315,046	1.65%	0.88%	2.80%
MFS Research Bond Series Service Class(4)(9)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
MFS Capital Opportunities Series Service Class
2006	62,919	$7.07	$444,789	1.65%	0.19%	11.63%
2005	53,417	6.33	338,263	1.65%	0.56%	-0.21%
2004	6,450	6.35	40,927	1.65%	0.20%	10.24%
MFS Emerging Growth Series Service Class
2006	110,211	$5.71	$629,615	1.65%	0.00%	5.84%
2005	83,565	5.40	451,052	1.65%	0.00%	7.13%
2004	26,210	5.04	132,056	1.65%	0.00%	10.86%
MFS Investors Trust Series Service Class
2006	100,510	$9.52	$956,851	1.65%	0.27%	10.84%
2005	78,867	8.59	677,402	1.65%	0.32%	5.26%
2004	5,093	8.16	41,563	1.65%	0.44%	9.29%

B-68

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 (continued)

	Units	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In whole $
REGULAR CONTRACT–YEARS 5 AND BEYOND
MFS New Discovery Series Service Class
2006	99,846	$9.20	$918,423	1.65%	0.00%	11.07%
2005	66,977	8.28	554,671	1.65%	0.00%	3.30%
2004	31,013	8.02	248,626	1.65%	0.00%	4.46%
MFS Strategic Income Series Service Class
2006	39,158	$13.60	$532,544	1.65%	4.75%	4.64%
2005	31,733	13.00	412,448	1.65%	6.87%	-0.05%
2004	3,744	13.00	48,684	1.65%	4.84%	5.77%
MFS Total Return Series Service Class(4)(9)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
Prudential Jennison Portfolio Class II
2006	46,697	$6.92	$323,218	1.65%	0.00%	-0.30%
2005	38,842	6.94	269,661	1.65%	0.00%	12.15%
2004	8,731	6.19	54,053	1.65%	0.04%	7.41%
Van Kampen Life Investment Trust Government Portfolio Class II(5)
2006	33,626	$11.13	$374,114	1.65%	4.53%	1.41%
2005	8,181	10.97	89,758	1.65%	3.68%	1.57%
2004	804	10.80	8,681	1.65%	4.34%	2.18%
Van Kampen Life Investment Trust Growth & Income Portfolio Class II(5)
2006	73,394	$14.24	$1,045,367	1.65%	0.95%	14.06%
2005	35,245	12.49	440,106	1.65%	0.72%	7.91%
2004	4,087	11.57	47,287	1.65%	0.62%	12.24%

B-69

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 (continued)

	Units	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In whole $
LIVING BENEFIT RIDER (LBR)–YEARS 0 - 4
RS Core Equity VIP Series (formerly The Guardian Stock Fund)
2006	3,023	$7.01	$21,194	2.00%	1.90%	14.93%
2005	12,779	6.10	77,949	2.00%	1.16%	2.22%
2004	16,608	5.97	99,102	2.00%	1.81%	3.89%
2003	28,958	5.74	166,339	2.00%	0.98%	19.03%
2002	31,601	4.83	152,507	2.00%	0.89%	-22.46%
RS S&P 500 Index VIP Series (formerly The Guardian VC 500 Index Fund)
2006	24,997	$9.55	$238,716	2.00%	1.59%	13.16%
2005	28,221	8.44	238,162	2.00%	1.43%	2.46%
2004	41,072	8.24	338,308	2.00%	1.59%	8.38%
2003	32,677	7.60	248,348	2.00%	1.51%	25.69%
2002	23,087	6.05	139,592	2.00%	2.17%	-23.96%
RS Asset Allocation VIP Series (formerly The Guardian VC Asset Allocation Fund)
2006	—	—	—	—	—	—
2005	222	9.43	2,088	2.00%	0.75%	2.28%
2004	2,339	9.22	21,558	2.00%	1.21%	8.10%
2003	2,756	8.53	23,499	2.00%	2.81%	25.16%
2002	7,484	6.81	50,984	2.00%	1.97%	-21.48%
RS High Yield Bond VIP Series (formerly The Guardian VC High Yield Bond Fund)
2006	—	—	—	—	—	—
2005	2,167	11.82	25,616	2.00%	6.28%	1.25%
2004	2,317	11.68	27,058	2.00%	6.86%	7.04%
2003	3,159	10.91	34,464	2.00%	7.17%	15.60%
2002	3,273	9.44	30,887	2.00%	8.38%	-0.73%
RS Low Duration Bond VIP Series (formerly The Guardian VC Low Duration Bond Fund)(8)
2006	9,865	$10.06	$99,250	2.00%	3.84%	2.00%
2005	8,828	9.86	87,081	2.00%	2.90%	-0.77%
2004	9,121	9.94	90,661	2.00%	1.97%	-1.10%
2003	287	10.05	2,889	2.00%	1.21%	0.51%
2002	—	—	—	—	—	—
RS Large Cap Value VIP Series (formerly The Guardian UBS VC Large Cap Value Fund)(7)
2006	586	$18.01	$10,544	2.00%	1.34%	15.94%
2005	607	15.53	9,426	2.00%	1.50%	7.45%
2004	660	14.45	9,544	2.00%	1.13%	11.46%
2003	283	12.97	3,667	2.00%	1.84%	29.68%
2002	—	—	—	—	—	—
RS Partners VIP Series (formerly The Guardian UBS VC Small Cap Value Fund)(7)
2006	1,069	$16.90	$18,077	2.00%	0.21%	7.18%
2005	1,136	15.77	17,909	2.00%	0.12%	2.14%
2004	263	15.44	4,068	2.00%	0.33%	16.15%
2003	165	13.29	2,194	2.00%	0.53%	32.94%
2002	—	—	—	—	—	—

B-70

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 (continued)

	Units	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In whole $
LIVING BENEFIT RIDER (LBR)–YEARS 0 - 4
RS Investment Quality Bond VIP Series (formerly The Guardian Bond Fund, Inc.)
2006	47,456	$12.71	$602,983	2.00%	4.29%	2.11%
2005	69,620	12.44	866,314	2.00%	3.79%	0.31%
2004	108,012	12.40	1,339,879	2.00%	4.21%	2.13%
2003	103,054	12.15	1,251,731	2.00%	3.60%	2.65%
2002	98,348	11.83	1,163,750	2.00%	4.60%	7.29%
RS Cash Management VIP Series (formerly The Guardian Cash Fund, Inc.)
2006	16,838	$10.23	$172,231	2.00%	4.98%	2.45%
2005	33,115	9.98	330,619	2.00%	2.99%	0.64%
2004	48,625	9.92	482,365	2.00%	0.91%	-1.17%
2003	47,660	10.04	478,364	2.00%	0.67%	-1.34%
2002	39,845	10.17	405,373	2.00%	1.17%	-0.77%
Gabelli Capital Asset Fund(4)(9)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
RS International Growth VIP Series (formerly Baillie Gifford International Growth Fund)
2006	18,032	$11.79	$212,673	2.00%	1.07%	20.97%
2005	11,739	9.75	114,457	2.00%	1.44%	13.71%
2004	10,250	8.57	87,891	2.00%	0.22%	14.39%
2003	7,766	7.50	58,212	2.00%	1.35%	27.44%
2002	1,434	5.88	8,434	2.00%	0.09%	-19.35%
RS Emerging Markets VIP Series (formerly Baillie Gifford Emerging Markets Fund)
2006	3,954	$27.79	$109,874	2.00%	0.64%	33.50%
2005	3,147	20.82	65,502	2.00%	1.09%	37.71%
2004	5,576	15.12	84,280	2.00%	0.19%	21.09%
2003	3,998	12.48	49,911	2.00%	1.09%	50.85%
2002	1,218	8.27	10,082	2.00%	0.54%	-8.21%
RS Small Cap Core Equity VIP Series (formerly The Guardian Small Cap Stock Fund)
2006	1,560	$11.17	$17,426	2.00%	0.00%	14.83%
2005	4,190	9.73	40,761	2.00%	0.22%	-1.83%
2004	6,928	9.91	68,657	2.00%	0.00%	12.87%
2003	4,601	8.78	40,403	2.00%	0.00%	40.61%
2002	3,196	6.24	19,958	2.00%	0.00%	-17.19%
Value Line Centurion Fund
2006	—	—	—	—	—	—
2005	2,266	7.11	16,104	2.00%	0.00%	6.95%
2004	3,246	6.64	21,568	2.00%	0.00%	9.29%
2003	2,950	6.08	17,935	2.00%	0.00%	17.11%
2002	3,069	5.19	15,931	2.00%	0.00%	-24.47%
Value Line Strategic Asset Management Trust
2006	6,704	$9.61	$64,447	2.00%	0.92%	4.72%
2005	11,600	9.18	106,479	2.00%	0.45%	6.91%
2004	41,980	8.59	360,448	2.00%	0.34%	9.95%
2003	43,756	7.81	341,695	2.00%	0.69%	14.21%
2002	49,427	6.84	337,973	2.00%	1.35%	-14.27%

B-71

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 (continued)

	Units	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In whole $
LIVING BENEFIT RIDER (LBR)–YEARS 0 - 4
AIM. V.I. Capital Appreciation Fund Series I (formerly AIM V.I. Aggressive Growth Fund Series I and AIM V.I. Growth Fund Series I)(10)
2006	4,376	$5.18	$22,679	2.00%	0.05%	4.81%
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
AIM V.I. Aggressive Growth Fund Series I(11)
2006	—	—	—	—	—	—
2005	92	6.62	611	2.00%	0.00%	3.64%
2004	515	6.39	3,291	2.00%	0.00%	9.57%
2003	2,144	5.83	12,497	2.00%	0.00%	24.15%
2002	4,628	4.70	21,731	2.00%	0.00%	-24.21%
AIM V.I. Growth Fund Series I(11)
2006	—	—	—	—	—	—
2005	4,552	4.94	22,506	2.00%	0.00%	5.34%
2004	7,931	4.69	37,228	2.00%	0.00%	6.06%
2003	2,124	4.43	9,402	2.00%	0.00%	28.63%
2002	5,927	3.44	20,394	2.00%	0.00%	-32.35%
AIM V.I. Government Securities Fund Series I
2006	11,858	$11.68	$138,483	2.00%	3.62%	1.49%
2005	26,121	11.51	300,585	2.00%	2.99%	-0.37%
2004	42,092	11.55	486,152	2.00%	3.43%	0.52%
2003	40,615	11.49	466,688	2.00%	2.13%	-0.94%
2002	37,902	11.60	439,666	2.00%	2.49%	7.41%
AIM V.I. Core Equity Fund Series I (formerly AIM V.I Premier Equity Fund Series I)
2006	227	$7.94	$1,805	2.00%	1.59%	12.95%
2005	386	7.03	2,714	2.00%	0.78%	3.55%
2004	6,092	6.79	41,367	2.00%	0.44%	3.66%
2003	10,744	6.55	70,378	2.00%	0.27%	22.59%
2002	15,602	5.34	83,372	2.00%	0.37%	-31.65%
AIM. V.I. Capital Appreciation Fund Series II (formerly AIM V.I. Aggressive Growth Fund Series II and AIM V.I. Growth Fund Series II)(4)(10)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
AIM V.I. Aggressive Growth Fund Series II(9)(11)	—	—	—	—	—	—
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
AIM V.I. Growth Fund Series II(9)(11)	—	—	—	—	—	—
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—

B-72

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 (continued)

	Units	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In whole $
LIVING BENEFIT RIDER (LBR)–YEARS 0 - 4
AIM V.I. Basic Value Fund Series II(4)(9)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
AIM V.I. Government Securities Fund Series II(4)(9)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
AIM V.I. Mid Cap Core Equity Series II(4)(9)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
AIM V.I. Core Equity Fund Series II(4)(9) (formerly AIM V.I. Premier Equity Fund Series II)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
Alger American Leveraged AllCap Portfolio Class O
2006	2,449	$7.81	$19,137	2.00%	0.00%	16.89%
2005	5,481	6.68	36,636	2.00%	0.00%	12.17%
2004	6,676	5.96	39,786	2.00%	0.00%	6.03%
2003	5,353	5.62	30,089	2.00%	0.00%	32.04%
2002	5,993	4.26	25,512	2.00%	0.01%	-35.23%
Alger American Leveraged AllCap Portfolio Class S(4)(9)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
AllianceBernstein Growth & Income Portfolio Class B(5)
2006	11,140	$13.19	$146,928	2.00%	1.11%	14.65%
2005	4,782	11.50	55,013	2.00%	1.47%	2.51%
2004	6,920	11.22	77,659	2.00%	0.83%	9.00%
2003	3,559	10.30	36,640	2.00%	0.58%	29.58%
2002	311	7.94	2,469	2.00%	0.20%	-20.55%
AllianceBernstein Large Cap Growth Portfolio Class B(5)
2006	—	—	—	—	—	—
2005	1,138	11.37	12,948	2.00%	0.00%	12.55%
2004	1,328	10.11	13,425	2.00%	0.00%	6.18%
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—

B-73

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 (continued)

	Units	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In whole $
LIVING BENEFIT RIDER (LBR)–YEARS 0 - 4
AllianceBernstein Global Technology Portfolio Class B(4)(5)
2006	—	—	—	—	—	—
2005	31	9.97	308	2.00%	0.00%	1.58%
2004	36	9.81	350	2.00%	0.00%	2.99%
2003	37	9.53	350	2.00%	0.00%	40.93%
2002	49	6.76	334	2.00%	0.00%	-32.38%
AllianceBernstein Value Portfolio Class B(5)
2006	1,057	$14.51	$15,335	2.00%	0.80%	18.68%
2005	3,438	12.23	42,031	2.00%	1.16%	3.38%
2004	2,237	11.83	26,449	2.00%	0.88%	11.11%
2003	1,654	10.64	17,603	2.00%	0.68%	25.87%
2002	889	8.46	7,518	2.00%	0.06%	-15.44%
AllianceBernstein Real Estate Investment Portfolio Class B(4)(9)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
American Century VP Capital Appreciation Fund Class 1
2006	407	$7.91	$3,220	2.00%	0.00%	14.88%
2005	443	6.89	3,052	2.00%	0.00%	19.63%
2004	8,527	5.76	49,086	2.00%	0.00%	5.44%
2003	7,977	5.46	43,553	2.00%	0.00%	18.07%
2002	8,454	4.62	39,094	2.00%	0.00%	-22.77%
Davis Financial Portfolio(4)(9)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
Davis Real Estate Portfolio(9)
2006	3,160	$15.39	$48,648	2.00%	3.53%	31.70%
2005	1,232	11.69	14,399	2.00%	3.30%	16.89%
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
Davis Value Portfolio(4)(9)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
Fidelity VIP Balanced Portfolio Service Class 2
2006	1,177	$11.00	$12,948	2.00%	1.77%	9.28%
2005	1,554	10.06	15,634	2.00%	2.54%	3.42%
2004	9,812	9.73	95,465	2.00%	1.82%	3.05%
2003	2,979	9.44	28,126	2.00%	2.27%	15.07%
2002	3,547	8.21	29,105	2.00%	2.19%	-10.75%

B-74

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 (continued)

	Units	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In whole $
LIVING BENEFIT RIDER (LBR)–YEARS 0 - 4
Fidelity VIP Contrafund Portfolio Service Class 2
2006	10,278	$12.66	$130,142	2.00%	0.97%	9.21%
2005	25,145	11.59	291,527	2.00%	0.12%	14.32%
2004	33,331	10.14	338,029	2.00%	0.19%	12.86%
2003	32,834	8.99	295,041	2.00%	0.25%	25.64%
2002	41,569	7.15	297,300	2.00%	0.56%	-11.41%
Fidelity VIP Equity-Income Portfolio Service Class 2
2006	5,115	$13.10	$66,999	2.00%	3.08%	17.54%
2005	20,505	11.14	228,494	2.00%	1.58%	3.47%
2004	27,434	10.77	295,476	2.00%	1.43%	9.01%
2003	25,467	9.88	251,613	2.00%	1.40%	27.44%
2002	29,430	7.75	228,163	2.00%	1.22%	-18.80%
Fidelity VIP Growth Portfolio Service Class 2
2006	12,874	$6.86	$88,319	2.00%	0.18%	4.45%
2005	19,119	6.57	125,572	2.00%	0.32%	3.40%
2004	25,453	6.35	161,680	2.00%	0.13%	1.06%
2003	25,316	6.29	159,120	2.00%	0.10%	29.90%
2002	13,793	4.84	66,739	2.00%	0.11%	-31.69%
Fidelity VIP Investment Grade Bond Portfolio Class 2(9)
2006	11,226	$10.11	$113,529	2.00%	1.27%	2.06%
2005	2,546	9.91	25,226	2.00%	0.00%	-0.91%
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
Fidelity VIP Mid Cap Portfolio Service Class 2(5)
2006	5,176	$18.15	$93,942	2.00%	0.18%	10.16%
2005	8,386	16.47	138,141	2.00%	0.00%	15.66%
2004	8,459	14.24	120,480	2.00%	0.00%	22.17%
2003	10,213	11.66	119,069	2.00%	0.13%	35.50%
2002	4,392	8.60	37,786	2.00%	0.00%	-13.96%
Franklin Rising Dividends Securities Fund Class II(9)
2006	2,396	$11.71	$28,054	2.00%	1.22%	14.79%
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
Franklin Small Cap Value Securities Fund Class II(4)(9)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
Templeton Growth Securities Fund Class 2(5)
2006	2,472	$14.84	$36,683	2.00%	1.22%	19.38%
2005	2,863	12.43	35,591	2.00%	1.27%	6.69%
2004	5,158	11.65	60,096	2.00%	1.24%	13.71%
2003	855	10.25	8,756	2.00%	1.48%	29.50%
2002	71	7.91	565	2.00%	2.49%	-20.88%
Janus Aspen Forty Portfolio Service Shares
2006	359	$8.48	$3,041	2.00%	0.13%	6.94%
2005	2,495	7.93	19,787	2.00%	0.01%	10.31%
2004	3,493	7.19	25,115	2.00%	0.03%	15.61%
2003	4,215	6.22	26,215	2.00%	0.23%	17.84%
2002	3,647	5.28	19,250	2.00%	0.30%	-17.60%

B-75

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 (continued)

	Units	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In whole $
LIVING BENEFIT RIDER (LBR)–YEARS 0 - 4
Janus Aspen Flexible Bond Portfolio Service Share
2006	2,170	$12.55	$27,231	2.00%	3.90%	1.91%
2005	2,558	12.31	31,493	2.00%	4.99%	-0.35%
2004	3,408	12.35	42,106	2.00%	5.71%	1.64%
2003	3,712	12.16	45,125	2.00%	3.79%	4.13%
2002	2,815	11.67	32,865	2.00%	3.27%	7.94%
Janus Aspen Growth and Income Portfolio Service Shares
2006	501	$8.97	$4,493	2.00%	1.25%	5.63%
2005	522	8.49	4,436	2.00%	0.36%	9.88%
2004	3,496	7.73	27,011	2.00%	0.39%	9.45%
2003	4,852	7.06	34,252	2.00%	0.45%	21.05%
2002	7,390	5.83	43,095	2.00%	0.63%	-23.33%
Janus Aspen Mid Cap Growth Portfolio Service Shares
2006	880	$5.65	$4,974	2.00%	0.00%	11.05%
2005	998	5.09	5,081	2.00%	0.00%	9.80%
2004	1,094	4.64	5,072	2.00%	0.00%	18.07%
2003	10,601	3.93	41,617	2.00%	0.00%	32.08%
2002	14,556	2.97	43,266	2.00%	0.00%	-29.55%
Janus Aspen Worldwide Growth Portfolio Service Shares
2006	1,065	$7.05	$7,508	2.00%	1.57%	15.59%
2005	1,137	6.10	6,937	2.00%	1.14%	3.46%
2004	3,576	5.90	21,085	2.00%	0.88%	2.44%
2003	6,718	5.76	38,662	2.00%	0.60%	21.22%
2002	11,986	4.75	56,909	2.00%	0.46%	-27.19%
MFS Research Bond Series Service Class(9)
2006	5,434	$9.99	$54,277	2.00%	4.40%	1.73%
2005	2,568	9.82	25,218	2.00%	0.00%	-1.80%
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
MFS Capital Opportunities Series Service Class
2006	44	$6.92	$301	2.00%	0.19%	11.24%
2005	141	6.22	878	2.00%	0.56%	-0.56%
2004	4,551	6.25	28,450	2.00%	0.20%	9.85%
2003	4,781	5.69	27,211	2.00%	0.00%	24.58%
2002	6,045	4.57	27,614	2.00%	0.00%	-31.22%
MFS Emerging Growth Series Service Class
2006	25	$5.59	$139	2.00%	0.00%	5.47%
2005	181	5.30	960	2.00%	0.00%	6.75%
2004	4,099	4.96	20,346	2.00%	0.00%	10.47%
2003	4,491	4.49	20,178	2.00%	0.00%	27.35%
2002	4,913	3.53	17,335	2.00%	0.00%	-35.17%
MFS Investors Trust Series Service Class
2006	1,302	$9.31	$12,122	2.00%	0.27%	10.45%
2005	1,586	8.43	13,375	2.00%	0.32%	4.89%
2004	4,121	8.04	33,130	2.00%	0.44%	8.91%
2003	4,968	7.38	36,669	2.00%	0.41%	19.41%
2002	4,976	6.18	30,763	2.00%	0.44%	-22.73%

B-76

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 (continued)

	Units	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In whole $
LIVING BENEFIT RIDER (LBR)–YEARS 0 - 4
MFS New Discovery Series Service Class
2006	82	$9.00	$737	2.00%	0.00%	10.68%
2005	4,644	8.13	37,754	2.00%	0.00%	2.94%
2004	6,510	7.90	51,417	2.00%	0.00%	4.09%
2003	6,428	7.59	48,772	2.00%	0.00%	30.77%
2002	8,150	5.80	47,289	2.00%	0.00%	-33.16%
MFS Strategic Income Series Service Class
2006	2,559	$13.30	$34,049	2.00%	4.75%	4.27%
2005	2,850	12.76	36,366	2.00%	6.87%	-0.40%
2004	3,098	12.81	39,695	2.00%	4.84%	5.39%
2003	3,780	12.16	45,946	2.00%	4.34%	7.91%
2002	3,350	11.26	37,745	2.00%	2.66%	6.02%
MFS Total Return Series Service Class(4)(9)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
Prudential Jennison Portfolio Class II(4)
2006	—	—	—	—	—	—
2005	114	6.82	774	2.00%	0.00%	11.75%
2004	1,433	6.10	8,737	2.00%	0.04%	7.04%
2003	1,506	5.70	8,582	2.00%	0.00%	27.03%
2002	1,597	4.49	7,164	2.00%	0.00%	-32.54%
Van Kampen Life Investment Trust Government Portfolio Class II(5)
2006	23,364	$10.94	$255,700	2.00%	4.53%	1.05%
2005	29,738	10.83	322,068	2.00%	3.68%	1.22%
2004	34,023	10.70	364,045	2.00%	4.34%	1.82%
2003	23,354	10.51	245,419	2.00%	3.17%	-0.53%
2002	4,374	10.56	46,210	2.00%	0.00%	5.64%
Van Kampen Life Investment Trust Growth & Income Portfolio Class II(5)
2006	6,652	$14.01	$93,199	2.00%	0.95%	13.66%
2005	8,113	12.33	100,001	2.00%	0.72%	7.53%
2004	11,497	11.46	131,794	2.00%	0.62%	11.84%
2003	10,191	10.25	104,449	2.00%	0.49%	25.13%
2002	1,016	8.19	8,318	2.00%	0.00%	-18.09%

B-77

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 (continued)

	Units	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In whole $
LIVING BENEFIT RIDER (LBR)–YEARS 5 AND BEYOND
RS Core Equity VIP Series (formerly The Guardian Stock Fund)
2006	5,524	$7.05	$38,970	1.90%	1.90%	15.04%
2005	1,462	6.13	8,966	1.90%	1.16%	2.32%
2004	3,870	5.99	23,195	1.90%	1.81%	3.99%
RS S&P 500 Index VIP Series (formerly The Guardian VC 500 Index Fund)
2006	9,619	$9.61	$92,446	1.90%	1.59%	13.27%
2005	9,755	8.48	82,762	1.90%	1.43%	2.56%
2004	—	—	—	—	—	—
RS Asset Allocation VIP Series (formerly The Guardian VC Asset Allocation Fund)
2006	2,076	$10.54	$21,880	1.90%	3.74%	11.22%
2005	1,998	9.48	18,941	1.90%	0.75%	2.38%
2004	222	9.26	2,054	1.90%	1.21%	8.21%
RS High Yield Bond VIP Series (formerly The Guardian VC High Yield Bond Fund)
2006	1,157	$12.73	$14,727	1.90%	7.06%	7.10%
2005	10	11.88	124	1.90%	6.28%	1.35%
2004	—	—	—	—	—	—
RS Low Duration Bond VIP Series (formerly The Guardian VC Low Duration Bond Fund)(4)(8)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
RS Large Cap Value VIP Series (formerly The Guardian UBS VC Large Cap Value Fund)(4)(7)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
RS Partners VIP Series (formerly The Guardian UBS VC Small Cap Value Fund)(4)(7)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
RS Investment Quality Bond VIP Series (formerly The Guardian Bond Fund, Inc.)
2006	43,152	$12.79	$551,785	1.90%	4.29%	2.22%
2005	33,753	12.51	422,253	1.90%	3.79%	0.41%
2004	4,394	12.46	54,748	1.90%	4.21%	2.23%
RS Cash Management VIP Series (formerly The Guardian Cash Fund, Inc.)
2006	18,140	$10.29	$186,732	1.90%	4.98%	2.55%
2005	13,201	10.04	132,505	1.90%	2.99%	0.75%
2004	2,618	9.96	26,081	1.90%	0.91%	-1.07%
Gabelli Capital Asset Fund(4)(9)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—

B-78

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 (continued)

	Units	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In whole $
LIVING BENEFIT RIDER (LBR)–YEARS 5 AND BEYOND
RS International Growth VIP Series (formerly Baillie Gifford International Growth Fund)
2006	1,007	$11.87	$11,952	1.90%	1.07%	21.09%
2005	413	9.80	4,049	1.90%	1.44%	13.82%
2004	299	8.61	2,579	1.90%	0.22%	14.51%
RS Emerging Markets VIP Series (formerly Baillie Gifford Emerging Markets Fund)
2006	460	$27.96	$12,857	1.90%	0.64%	33.61%
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
RS Small Cap Core Equity VIP Series (formerly The Guardian Small Cap Stock Fund)
2006	1,084	$11.24	$12,192	1.90%	0.00%	14.95%
2005	8	9.78	75	1.90%	0.22%	-1.73%
2004	—	—	—	—	—	—
Value Line Centurion Fund
2006	308	$7.28	$2,239	1.90%	0.00%	1.89%
2005	315	7.14	2,249	1.90%	0.00%	7.06%
2004	—	—	—	—	—	—
Value Line Strategic Asset Management Trust
2006	17,617	$9.67	$170,428	1.90%	0.92%	4.83%
2005	19,652	9.23	181,356	1.90%	0.45%	7.02%
2004	1,489	8.62	12,844	1.90%	0.34%	10.06%
AIM. V.I. Capital Appreciation Fund Series I (formerly AIM V.I. Aggressive Growth Fund Series I and AIM V.I. Growth Fund Series I)(10)
2006	1,114	$5.22	$5,811	1.90%	0.05%	4.92%
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
AIM V.I. Aggressive Growth Fund Series I(11)
2006	—	—	—	—	—	—
2005	1,793	6.65	11,933	1.90%	0.00%	3.74%
2004	1,325	6.41	8,499	1.90%	0.00%	9.68%
AIM V.I. Growth Fund Series I(11)
2006	—	—	—	—	—	—
2005	278	4.97	1,381	1.90%	0.00%	5.44%
2004	—	—	—	—	—	—
AIM V.I. Government Securities Fund Series I
2006	13,388	$11.75	$157,350	1.90%	3.62%	1.59%
2005	9,461	11.57	109,451	1.90%	2.99%	-0.26%
2004	4,296	11.60	49,828	1.90%	3.43%	0.62%
AIM V.I. Core Equity Fund Series I (formerly AIM V.I. Premier Equity Fund Series I)
2006	4,214	$7.99	$33,682	1.90%	1.59%	13.06%
2005	4,323	7.07	30,557	1.90%	0.78%	3.65%
2004	—	—	—	—	—	—
AIM. V.I. Capital Appreciation Fund Series II (formerly AIM V.I. Aggressive Growth Fund Series II and AIM V.I. Growth Fund Series II)(4)(10)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—

B-79

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 (continued)

	Units	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In whole $
LIVING BENEFIT RIDER (LBR)–YEARS 5 AND BEYOND
AIM V.I. Aggressive Growth Fund Series II(9)(11)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
AIM V.I. Growth Fund Series II(9)(11)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
AIM V.I. Basic Value Fund Series II(4)(9)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
AIM V.I. Government Securities Fund Series II(4)(9)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
AIM V.I. Mid Cap Core Equity Series II(4)(9)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
AIM V.I. Core Equity Fund Series II(4)(9) (formerly AIM V.I. Premier Equity Fund Series II)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
Alger American Leveraged AllCap Portfolio Class O
2006	225	$7.86	$1,767	1.90%	0.00%	17.01%
2005	180	6.72	1,212	1.90%	0.00%	12.28%
2004	—	—	—	—	—	—
Alger American Leveraged AllCap Portfolio Class S(4)(9)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
AllianceBernstein Growth & Income Portfolio Class B(5)
2006	108	$13.25	$1,435	1.90%	1.11%	14.77%
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
AllianceBernstein LargeCap Growth Portfolio Class B(4)(5)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
AllianceBernstein Global Technology Portfolio Class B(5)
2006	27	$10.64	$287	1.90%	0.00%	6.33%
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
AllianceBernstein Value Portfolio Class B(5)
2006	502	$14.57	$7,311	1.90%	0.80%	18.74%
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—

B-80

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 (continued)

	Units	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In whole $
LIVING BENEFIT RIDER (LBR)–YEARS 5 AND BEYOND
AllianceBernstein Real Estate Investment Portfolio Class B(9)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
American Century VP Capital Appreciation Fund Class 1
2006	5,797	$7.96	$46,156	1.90%	0.00%	15.00%
2005	6,543	6.92	45,302	1.90%	0.00%	19.75%
2004	—	—	—	—	—	—
Davis Financial Portfolio(4)(9)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
Davis Real Estate Portfolio(4)(9)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
Davis Value Portfolio(4)(9)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
Fidelity VIP Balanced Portfolio Service Class 2
2006	176	$11.07	$1,943	—	1.77%	9.39%
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
Fidelity VIP Contrafund Portfolio Service Class 2
2006	10,100	$12.74	$128,698	1.90%	0.97%	9.32%
2005	8,080	11.66	94,183	1.90%	0.12%	14.44%
2004	3,611	10.19	36,774	1.90%	0.19%	12.97%
Fidelity VIP Equity-Income Portfolio Service Class 2
2006	8,777	$13.18	$115,691	1.90%	3.08%	17.66%
2005	3,757	11.20	42,094	1.90%	1.58%	3.57%
2004	997	10.82	10,783	1.90%	1.43%	9.12%
Fidelity VIP Growth Portfolio Service Class 2
2006	6,487	$6.90	$44,787	1.90%	0.18%	4.56%
2005	1,134	6.60	7,488	1.90%	0.32%	3.51%
2004	367	6.38	2,339	1.90%	0.13%	1.17%
Fidelity VIP Investment Grade Bond Portfolio Class 2(4)(9)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
Fidelity VIP Mid Cap Portfolio Service Class 2(5)
2006	1,541	$18.23	$28,100	1.90%	0.18%	10.28%
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
Franklin Rising Dividends Securities Fund Class II(4)(9)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—

B-81

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 (continued)

	Units	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In whole $
LIVING BENEFIT RIDER (LBR)–YEARS 5 AND BEYOND
Franklin Small Cap Value Securities Fund Class II(4)(9)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
Templeton Growth Securities Fund Class 2(5)
2006	286	$14.91	$4,262	1.90%	1.22%	19.50%
2005	265	12.48	3,302	1.90%	1.27%	6.80%
2004	—	—	—	—	—	—
Janus Aspen Forty Portfolio Service Shares
2006	1,654	$8.54	$14,120	1.90%	0.13%	7.05%
2005	396	7.97	3,158	1.90%	0.01%	10.43%
2004	—	—	—	—	—	—
Janus Aspen Flexible Bond Portfolio Service Share
2006	289	$12.63	$3,648	1.90%	3.90%	2.01%
2005	180	12.38	2,224	1.90%	4.99%	-0.25%
2004	234	12.41	2,907	1.90%	5.71%	1.74%
Janus Aspen Growth and Income Portfolio Service Shares
2006	451	$9.02	$4,066	1.90%	1.25%	5.74%
2005	474	8.53	4,042	1.90%	0.36%	9.99%
2004	—	—	—	—	—	—
Janus Aspen Mid Cap Growth Portfolio Service Shares
2006	625	$5.69	$3,556	1.90%	0.00%	11.16%
2005	590	5.12	3,021	1.90%	0.00%	9.91%
2004	4,032	4.66	18,770	1.90%	0.00%	18.19%
Janus Aspen Worldwide Growth Portfolio Service Shares
2006	226	$7.10	$1,603	1.90%	1.57%	15.70%
2005	2,196	6.13	13,469	1.90%	1.14%	3.57%
2004	—	—	—	—	—	—
MFS Research Bond Series Service Class(4)(9)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
MFS Capital Opportunities Series Service Class
2006	3,572	$6.96	$24,857	1.90%	0.19%	11.36%
2005	3,700	6.25	23,126	1.90%	0.56%	-0.46%
2004	—	—	—	—	—	—
MFS Emerging Growth Series Service Class
2006	3,507	$5.62	$19,726	1.90%	0.00%	5.57%
2005	3,608	5.33	19,223	1.90%	0.00%	6.86%
2004	—	—	—	—	—	—
MFS Investors Trust Series Service Class
2006	3,384	$9.37	$31,716	1.90%	0.27%	10.56%
2005	3,553	8.48	30,122	1.90%	0.32%	5.00%
2004	—	—	—	—	—	—
MFS New Discovery Series Service Class
2006	1,970	$9.06	$17,838	1.90%	0.00%	10.79%
2005	1,620	8.17	13,238	1.90%	0.00%	3.04%
2004	—	—	—	—	—	—

B-82

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 (continued)

	Units	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In whole $
LIVING BENEFIT RIDER (LBR)–YEARS 5 AND BEYOND
MFS Strategic Income Series Service Class(4)
2006	—	—	—	—	—	—
2005	1,283	12.83	16,454	1.90%	6.87%	-0.30%
2004	1,036	12.87	13,327	1.90%	4.84%	5.50%
MFS Total Return Series Service Class(4)(9)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
Prudential Jennison Portfolio Class II
2006	1,186	$6.81	$8,079	1.90%	0.00%	-0.55%
2005	1,181	6.85	8,088	1.90%	0.00%	11.87%
2004	—	—	—	—	—	—
Van Kampen Life Investment Trust Government Portfolio Class II(5)
2006	3,426	$11.00	$37,671	1.90%	4.53%	1.16%
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
Van Kampen Life Investment Trust Growth & Income Portfolio Class II(5)
2006	1,382	$14.08	$19,457	1.90%	0.95%	13.78%
2005	566	12.37	7,007	1.90%	0.72%	7.64%
2004	—	—	—	—	—	—

B-83

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 (continued)

	Units	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In whole $
CONTRACT ANNIVERSARY ENHANCED DEATH BENEFIT RIDER (EDBR)–YEARS 0 - 4
RS Core Equity VIP Series (formerly The Guardian Stock Fund)
2006	31,116	$7.01	$218,135	2.00%	1.90%	14.93%
2005	98,830	6.10	602,840	2.00%	1.16%	2.22%
2004	259,414	5.97	1,548,016	2.00%	1.81%	3.89%
2003	424,464	5.74	2,438,164	2.00%	0.98%	19.03%
2002	450,248	4.83	2,172,837	2.00%	0.89%	-22.46%
RS S&P 500 Index VIP Series (formerly The Guardian VC 500 Index Fund)
2006	33,238	$9.55	$317,414	2.00%	1.59%	13.16%
2005	56,568	8.44	477,390	2.00%	1.43%	2.46%
2004	112,455	8.24	926,276	2.00%	1.59%	8.38%
2003	178,788	7.60	1,358,783	2.00%	1.51%	25.69%
2002	169,906	6.05	1,027,317	2.00%	2.17%	-23.96%
RS Asset Allocation VIP Series (formerly The Guardian VC Asset Allocation Fund)
2006	17,438	$10.47	$182,663	2.00%	3.74%	11.11%
2005	22,781	9.43	214,770	2.00%	0.75%	2.28%
2004	69,722	9.22	642,660	2.00%	1.21%	8.10%
2003	111,477	8.53	950,512	2.00%	2.81%	25.16%
2002	109,589	6.81	746,598	2.00%	1.97%	-21.48%
RS High Yield Bond VIP Series (formerly The Guardian VC High Yield Bond Fund)
2006	11,859	$12.65	$150,001	2.00%	7.06%	6.99%
2005	50,132	11.82	592,653	2.00%	6.28%	1.25%
2004	59,078	11.68	689,813	2.00%	6.86%	7.04%
2003	56,087	10.91	611,842	2.00%	7.17%	15.60%
2002	43,097	9.44	406,688	2.00%	8.38%	-0.73%
RS Low Duration Bond VIP Series (formerly The Guardian VC Low Duration Bond Fund)(8)
2006	15,453	$10.06	$155,475	2.00%	3.84%	2.00%
2005	9,977	9.86	98,417	2.00%	2.90%	-0.77%
2004	9,956	9.94	98,965	2.00%	1.97%	-1.10%
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
RS Large Cap Value VIP Series (formerly The Guardian UBS VC Large Cap Value Fund)(7)
2006	6,790	$18.01	$122,259	2.00%	1.34%	15.94%
2005	7,297	15.53	113,329	2.00%	1.50%	7.45%
2004	15,134	14.45	218,760	2.00%	1.13%	11.46%
2003	3,330	12.97	43,180	2.00%	1.84%	29.68%
2002	—	—	—	—	—	—
RS Partners VIP Series (formerly The Guardian UBS VC Small Cap Value Fund)(7)
2006	12,641	$16.90	$213,685	2.00%	0.21%	7.18%
2005	14,364	15.77	226,551	2.00%	0.12%	2.14%
2004	22,870	15.44	353,141	2.00%	0.33%	16.15%
2003	6,970	13.29	92,657	2.00%	0.53%	32.94%
2002	—	—	—	—	—	—

B-84

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 (continued)

	Units	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In whole $
CONTRACT ANNIVERSARY ENHANCED DEATH BENEFIT RIDER (EDBR)–YEARS 0 - 4
RS Investment Quality Bond VIP Series (formerly The Guardian Bond Fund, Inc.)
2006	22,423	$12.71	$284,913	2.00%	4.29%	2.11%
2005	122,896	12.44	1,529,256	2.00%	3.79%	0.31%
2004	238,715	12.40	2,961,224	2.00%	4.21%	2.13%
2003	279,564	12.15	3,395,678	2.00%	3.60%	2.65%
2002	307,689	11.83	3,640,887	2.00%	4.60%	7.29%
RS Cash Management VIP Series (formerly The Guardian Cash Fund, Inc.)
2006	26,778	$10.23	$273,907	2.00%	4.98%	2.45%
2005	28,237	9.98	281,915	2.00%	2.99%	0.64%
2004	125,484	9.92	1,244,803	2.00%	0.91%	-1.17%
2003	245,518	10.04	2,464,274	2.00%	0.67%	-1.34%
2002	393,851	10.17	4,006,950	2.00%	1.17%	-0.77%
Gabelli Capital Asset Fund(4)(9)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
RS International Growth VIP Series (formerly Baillie Gifford International Growth Fund)
2006	42,227	$11.79	$498,042	2.00%	1.07%	20.97%
2005	86,136	9.75	839,811	2.00%	1.44%	13.71%
2004	87,351	8.57	748,996	2.00%	0.22%	14.39%
2003	76,219	7.50	571,309	2.00%	1.35%	27.44%
2002	71,326	5.88	419,516	2.00%	0.09%	-19.35%
RS Emerging Markets VIP Series (formerly Baillie Gifford Emerging Markets Fund)
2006	16,245	$27.78	$451,350	2.00%	0.64%	33.48%
2005	31,104	20.82	647,449	2.00%	1.09%	37.71%
2004	34,017	15.12	514,184	2.00%	0.19%	21.09%
2003	27,914	12.48	348,439	2.00%	1.09%	50.85%
2002	23,496	8.27	194,423	2.00%	0.54%	-8.21%
RS Small Cap Core Equity VIP Series (formerly The Guardian Small Cap Stock Fund)
2006	30,287	$11.17	$338,375	2.00%	0.00%	14.83%
2005	84,247	9.73	819,651	2.00%	0.22%	-1.83%
2004	123,414	9.91	1,223,126	2.00%	0.00%	12.87%
2003	167,667	8.78	1,472,196	2.00%	0.00%	40.59%
2002	130,361	6.25	814,181	2.00%	0.00%	-17.18%
Value Line Centurion Fund
2006	6,449	$7.23	$46,644	2.00%	0.00%	1.78%
2005	40,432	7.11	287,297	2.00%	0.00%	6.95%
2004	71,059	6.64	472,092	2.00%	0.00%	9.29%
2003	82,896	6.08	503,926	2.00%	0.00%	17.11%
2002	69,593	5.19	361,262	2.00%	0.00%	-24.47%
Value Line Strategic Asset Management Trust
2006	32,445	$9.61	$311,894	2.00%	0.92%	4.72%
2005	107,947	9.18	990,884	2.00%	0.45%	6.91%
2004	231,745	8.59	1,989,813	2.00%	0.34%	9.95%
2003	263,973	7.81	2,061,413	2.00%	0.69%	14.21%
2002	288,048	6.84	1,969,604	2.00%	1.35%	-14.27%

B-85

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 (continued)

	Units	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In whole $
CONTRACT ANNIVERSARY ENHANCED DEATH BENEFIT RIDER (EDBR)–YEARS 0 - 4
AIM. V.I. Capital Appreciation Fund Series I (formerly AIM V.I. Aggressive Growth Fund Series I and AIM V.I. Growth Fund Series I)(10)
2006	50,218	$5.18	$260,256	2.00%	0.05%	4.81%
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
AIM V.I. Aggressive Growth Fund Series I(11)
2006	—	—	—	—	—	—
2005	32,971	6.62	218,234	2.00%	0.00%	3.64%
2004	44,196	6.39	282,274	2.00%	0.00%	9.57%
2003	52,692	5.83	307,138	2.00%	0.00%	24.15%
2002	43,451	4.70	204,005	2.00%	0.00%	-24.21%
AIM V.I. Growth Fund Series I(11)
2006	—	—	—	—	—	—
2005	77,322	4.94	382,334	2.00%	0.00%	5.34%
2004	110,013	4.69	516,429	2.00%	0.00%	6.06%
2003	131,142	4.43	580,414	2.00%	0.00%	28.63%
2002	76,292	3.44	262,511	2.00%	0.00%	-32.35%
AIM V.I. Government Securities Fund Series I
2006	12,287	$11.68	$143,491	2.00%	3.62%	1.49%
2005	50,912	11.51	585,870	2.00%	2.99%	-0.37%
2004	79,237	11.55	915,158	2.00%	3.43%	0.52%
2003	105,325	11.49	1,210,238	2.00%	2.13%	-0.94%
2002	123,259	11.60	1,429,800	2.00%	2.49%	7.41%
AIM V.I. Core Equity Fund Series I (formerly AIM V.I. Premier Equity Fund Series I)
2006	6,280	$7.94	$49,873	2.00%	1.59%	12.95%
2005	35,414	7.03	249,011	2.00%	0.78%	3.55%
2004	88,665	6.79	602,061	2.00%	0.44%	3.66%
2003	123,008	6.55	805,777	2.00%	0.27%	22.59%
2002	143,797	5.34	768,393	2.00%	0.37%	-31.65%
AIM. V.I. Capital Appreciation Fund Series II (formerly AIM V.I. Aggressive Growth Fund Series II and AIM V.I. Growth Fund Series II)(4)(10)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
AIM V.I. Aggressive Growth Fund Series II(9)(11)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—

B-86

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 (continued)

	Units	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In whole $
CONTRACT ANNIVERSARY ENHANCED DEATH BENEFIT RIDER (EDBR)–YEARS 0 - 4
AIM V.I. Growth Fund Series II(9)(11)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
AIM V.I. Basic Value Fund Series II(4)(9)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
AIM V.I. Government Securities Fund Series II(4)(9)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
AIM V.I. Mid Cap Core Equity Series II(4)(9)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
AIM V.I. Core Equity Fund Series II(4)(9) (formerly AIM V.I. Premier Equity Fund Series II)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
Alger American Leveraged AllCap Portfolio Class O
2006	2,366	$7.81	$18,488	2.00%	0.00%	16.89%
2005	26,147	6.68	174,779	2.00%	0.00%	12.17%
2004	60,170	5.96	358,575	2.00%	0.00%	6.03%
2003	80,675	5.62	453,443	2.00%	0.00%	32.04%
2002	77,979	4.26	331,935	2.00%	0.01%	-35.23%
Alger American Leveraged AllCap Portfolio Class S(4)(9)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
AllianceBernstein Growth & Income Portfolio Class B(5)
2006	8,317	$13.19	$109,691	2.00%	1.11%	14.65%
2005	31,919	11.50	367,180	2.00%	1.47%	2.51%
2004	38,994	11.22	437,586	2.00%	0.83%	9.00%
2003	38,912	10.30	400,611	2.00%	0.58%	29.55%
2002	24,871	7.95	197,642	2.00%	0.20%	-20.53%

B-87

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 (continued)

	Units	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In whole $
CONTRACT ANNIVERSARY ENHANCED DEATH BENEFIT RIDER (EDBR)–YEARS 0 - 4
AllianceBernstein LargeCap Growth Portfolio Class B(5)
2006	351	$11.08	$3,891	2.00%	0.00%	-2.62%
2005	2,897	11.37	32,952	2.00%	0.00%	12.55%
2004	553	10.11	5,590	2.00%	0.00%	6.18%
2003	920	9.52	8,752	2.00%	0.00%	20.91%
2002	841	7.87	6,617	2.00%	0.00%	-21.28%
AllianceBernstein Global Technology Portfolio Class B(5)
2006	1,696	$10.59	$17,964	2.00%	0.00%	6.22%
2005	1,698	9.97	16,925	2.00%	0.00%	1.58%
2004	10,238	9.81	100,484	2.00%	0.00%	2.99%
2003	19,546	9.53	186,271	2.00%	0.00%	40.93%
2002	4,152	6.76	28,078	2.00%	0.00%	-32.38%
AllianceBernstein Value Portfolio Class B(5)
2006	11,932	$14.50	$173,035	2.00%	0.80%	18.62%
2005	25,490	12.23	311,633	2.00%	1.16%	3.38%
2004	33,071	11.83	391,100	2.00%	0.88%	11.11%
2003	21,792	10.64	231,948	2.00%	0.68%	25.90%
2002	7,750	8.45	65,518	2.00%	0.06%	-15.46%
AllianceBernstein Real Estate Investment Portfolio Class B(4)(9)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
American Century VP Capital Appreciation Fund Class 1
2006	28,285	$7.91	$223,789	2.00%	0.00%	14.88%
2005	49,963	6.89	344,081	2.00%	0.00%	19.63%
2004	49,698	5.76	286,092	2.00%	0.00%	5.44%
2003	49,605	5.46	270,836	2.00%	0.00%	18.07%
2002	47,556	4.62	219,903	2.00%	0.00%	-22.77%
Davis Financial Portfolio(4)(9)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
Davis Real Estate Portfolio(4)(9)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
Davis Value Portfolio(4)(9)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—

B-88

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 (continued)

	Units	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In whole $
CONTRACT ANNIVERSARY ENHANCED DEATH BENEFIT RIDER (EDBR)–YEARS 0 - 4
Fidelity VIP Balanced Portfolio Service Class 2
2006	22,023	$11.00	$242,173	2.00%	1.77%	9.28%
2005	62,941	10.06	633,367	2.00%	2.54%	3.42%
2004	93,246	9.73	907,259	2.00%	1.82%	3.05%
2003	94,986	9.44	896,870	2.00%	2.27%	15.07%
2002	75,916	8.21	622,919	2.00%	2.19%	-10.75%
Fidelity VIP Contrafund Portfolio Service Class 2
2006	68,173	$12.66	$863,216	2.00%	0.97%	9.21%
2005	154,109	11.59	1,786,746	2.00%	0.12%	14.32%
2004	185,657	10.14	1,882,839	2.00%	0.19%	12.86%
2003	182,304	8.99	1,638,175	2.00%	0.25%	25.64%
2002	186,750	7.15	1,335,634	2.00%	0.56%	-11.41%
Fidelity VIP Equity-Income Portfolio Service Class 2
2006	35,677	$13.10	$467,298	2.00%	3.08%	17.54%
2005	129,290	11.14	1,440,753	2.00%	1.58%	3.47%
2004	196,366	10.77	2,114,901	2.00%	1.43%	9.01%
2003	206,918	9.88	2,044,332	2.00%	1.40%	27.44%
2002	190,046	7.75	1,473,363	2.00%	1.22%	-18.80%
Fidelity VIP Growth Portfolio Service Class 2
2006	16,212	$6.86	$111,217	2.00%	0.18%	4.45%
2005	50,533	6.57	331,902	2.00%	0.32%	3.40%
2004	113,432	6.35	720,527	2.00%	0.13%	1.06%
2003	113,116	6.29	710,965	2.00%	0.10%	29.90%
2002	110,847	4.84	536,339	2.00%	0.11%	-31.69%
Fidelity VIP Investment Grade Bond Portfolio Class 2(4)(9)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
Fidelity VIP Mid Cap Portfolio Service Class 2(5)
2006	48,667	$18.15	$883,205	2.00%	0.18%	10.16%
2005	89,126	16.47	1,468,241	2.00%	0.00%	15.66%
2004	88,351	14.24	1,258,346	2.00%	0.00%	22.17%
2003	69,424	11.66	809,368	2.00%	0.13%	35.50%
2002	33,266	8.60	286,225	2.00%	0.00%	-13.96%
Franklin Rising Dividends Securities Fund Class II(4)(9)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
Franklin Small Cap Value Securities Fund Class II(4)(9)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—

B-89

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 (continued)

	Units	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In whole $
CONTRACT ANNIVERSARY ENHANCED DEATH BENEFIT RIDER (EDBR)–YEARS 0 - 4
Templeton Growth Securities Fund Class 2(5)
2006	8,766	$14.84	$130,100	2.00%	1.22%	19.38%
2005	28,160	12.43	350,064	2.00%	1.27%	6.69%
2004	40,320	11.65	469,789	2.00%	1.24%	13.71%
2003	15,424	10.25	158,051	2.00%	1.48%	29.50%
2002	4,421	7.91	34,987	2.00%	2.49%	-20.88%
Janus Aspen Forty Portfolio Service Shares
2006	16,577	$8.48	$140,607	2.00%	0.13%	6.94%
2005	51,263	7.93	406,597	2.00%	0.01%	10.31%
2004	92,729	7.19	666,730	2.00%	0.03%	15.61%
2003	111,127	6.22	691,113	2.00%	0.23%	17.84%
2002	132,160	5.28	697,498	2.00%	0.30%	-17.60%
Janus Aspen Flexible Bond Portfolio Service Share
2006	3,987	$12.55	$50,026	2.00%	3.90%	1.91%
2005	7,245	12.31	89,198	2.00%	4.99%	-0.35%
2004	19,538	12.35	241,397	2.00%	5.71%	1.64%
2003	40,014	12.16	486,402	2.00%	3.79%	4.11%
2002	31,864	11.68	372,052	2.00%	3.27%	7.96%
Janus Aspen Growth and Income Portfolio Service Shares
2006	8,458	$8.97	$75,849	2.00%	1.25%	5.63%
2005	21,522	8.49	182,714	2.00%	0.36%	9.88%
2004	44,358	7.73	342,728	2.00%	0.39%	9.45%
2003	50,005	7.06	352,998	2.00%	0.45%	21.05%
2002	63,813	5.83	372,132	2.00%	0.63%	-23.33%
Janus Aspen Mid Cap Growth Portfolio Service Shares
2006	5,087	$5.65	$28,747	2.00%	0.00%	11.05%
2005	20,053	5.09	102,058	2.00%	0.00%	9.80%
2004	82,959	4.64	384,536	2.00%	0.00%	18.07%
2003	96,146	3.93	377,460	2.00%	0.00%	32.08%
2002	83,522	2.97	248,255	2.00%	0.00%	-29.55%
Janus Aspen Worldwide Growth Portfolio Service Shares
2006	16,277	$7.05	$114,765	2.00%	1.57%	15.59%
2005	75,077	6.10	457,960	2.00%	1.14%	3.46%
2004	152,105	5.90	896,756	2.00%	0.88%	2.44%
2003	157,432	5.76	906,062	2.00%	0.60%	21.22%
2002	181,525	4.75	861,863	2.00%	0.46%	-27.19%
MFS Research Bond Series Service Class(4)(9)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
MFS Capital Opportunities Series Service Class
2006	936	$6.92	$6,471	2.00%	0.19%	11.24%
2005	23,427	6.22	145,639	2.00%	0.56%	-0.56%
2004	45,143	6.25	282,214	2.00%	0.20%	9.85%
2003	67,356	5.69	383,328	2.00%	0.00%	24.58%
2002	85,654	4.57	391,291	2.00%	0.00%	-31.23%

B-90

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 (continued)

	Units	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In whole $
CONTRACT ANNIVERSARY ENHANCED DEATH BENEFIT RIDER (EDBR)–YEARS 0 - 4
MFS Emerging Growth Series Service Class
2006	16,034	$5.59	$89,608	2.00%	0.00%	5.47%
2005	23,602	5.30	125,065	2.00%	0.00%	6.75%
2004	83,829	4.96	416,104	2.00%	0.00%	10.47%
2003	104,307	4.49	468,692	2.00%	0.00%	27.35%
2002	71,560	3.53	252,499	2.00%	0.00%	-35.17%
MFS Investors Trust Series Service Class
2006	3,174	$9.31	$29,561	2.00%	0.27%	10.45%
2005	27,381	8.43	230,882	2.00%	0.32%	4.89%
2004	45,567	8.04	366,312	2.00%	0.44%	8.91%
2003	52,351	7.38	386,437	2.00%	0.41%	19.41%
2002	49,097	6.18	303,509	2.00%	0.44%	-22.73%
MFS New Discovery Series Service Class
2006	1,851	$9.00	$16,659	2.00%	0.00%	10.68%
2005	17,467	8.13	142,012	2.00%	0.00%	2.94%
2004	53,704	7.90	424,158	2.00%	0.00%	4.09%
2003	61,978	7.59	470,285	2.00%	0.00%	30.77%
2002	67,619	5.80	392,350	2.00%	0.00%	-33.16%
MFS Strategic Income Series Service Class
2006	4,270	$13.30	$56,807	2.00%	4.75%	4.27%
2005	9,557	12.76	121,944	2.00%	6.87%	-0.40%
2004	12,449	12.81	159,488	2.00%	4.84%	5.39%
2003	9,232	12.16	112,225	2.00%	4.34%	7.90%
2002	9,033	11.27	101,763	2.00%	2.66%	6.03%
MFS Total Return Series Service Class(4)(9)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
Prudential Jennison Portfolio Class II
2006	2,474	$6.77	$16,754	2.00%	0.00%	-0.65%
2005	15,620	6.82	106,460	2.00%	0.00%	11.75%
2004	31,294	6.10	190,863	2.00%	0.04%	7.04%
2003	43,752	5.70	249,299	2.00%	0.00%	27.03%
2002	36,019	4.49	161,572	2.00%	0.00%	-32.54%
Van Kampen Life Investment Trust Government Portfolio Class II(5)
2006	34,094	$10.94	$373,134	2.00%	4.53%	1.05%
2005	50,791	10.83	550,083	2.00%	3.68%	1.22%
2004	50,089	10.70	535,952	2.00%	4.34%	1.82%
2003	39,274	10.51	412,715	2.00%	3.17%	-0.54%
2002	22,043	10.57	232,890	2.00%	0.00%	5.65%
Van Kampen Life Investment Trust Growth & Income Portfolio Class II(5)
2006	20,364	$14.01	$285,324	2.00%	0.95%	13.66%
2005	35,101	12.33	432,672	2.00%	0.72%	7.53%
2004	31,919	11.46	365,896	2.00%	0.62%	11.84%
2003	23,942	10.25	245,393	2.00%	0.49%	25.13%
2002	15,345	8.19	125,694	2.00%	0.00%	-18.09%

B-91

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 (continued)

	Units	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In whole $
CONTRACT ANNIVERSARY ENHANCED DEATH BENEFIT RIDER (EDBR)–YEARS 5 AND BEYOND
RS Core Equity VIP Series (formerly The Guardian Stock Fund)
2006	198,393	$7.05	$1,399,640	1.90%	1.90%	15.04%
2005	188,805	6.13	1,157,810	1.90%	1.16%	2.32%
2004	122,557	5.99	734,502	1.90%	1.81%	3.99%
RS S&P 500 Index VIP Series (formerly The Guardian VC 500 Index Fund)
2006	68,665	$9.61	$659,905	1.90%	1.59%	13.27%
2005	65,663	8.48	557,108	1.90%	1.43%	2.56%
2004	38,660	8.27	319,808	1.90%	1.59%	8.49%
RS Asset Allocation VIP Series (formerly The Guardian VC Asset Allocation Fund)
2006	35,552	$10.54	$374,766	1.90%	3.74%	11.22%
2005	52,858	9.48	500,980	1.90%	0.75%	2.38%
2004	48,789	9.26	451,659	1.90%	1.21%	8.21%
RS High Yield Bond VIP Series (formerly The Guardian VC High Yield Bond Fund)
2006	33,240	$12.73	$423,106	1.90%	7.06%	7.10%
2005	8,448	11.88	100,402	1.90%	6.28%	1.35%
2004	1,344	11.73	15,766	1.90%	6.86%	7.14%
RS Low Duration Bond VIP Series (formerly The Guardian VC Low Duration Bond Fund)(8)
2006	3,761	$10.10	$37,969	1.90%	3.84%	2.10%
2005	2,852	9.89	28,196	1.90%	2.90%	-0.66%
2004	5,716	9.95	56,892	1.90%	1.97%	-1.00%
RS Large Cap Value VIP Series (formerly The Guardian UBS VC Large Cap Value Fund)(7)
2006	8,319	$18.08	$150,393	1.90%	1.34%	16.06%
2005	7,966	15.58	124,073	1.90%	1.50%	7.55%
2004	—	—	—	—	—	—
RS Partners VIP Series (formerly The Guardian UBS VC Small Cap Value Fund)(7)
2006	2,445	$16.97	$41,487	1.90%	0.21%	7.28%
2005	5,246	15.82	82,984	1.90%	0.12%	2.24%
2004	957	15.47	14,810	1.90%	0.33%	16.27%
RS Investment Quality Bond VIP Series (formerly The Guardian Bond Fund, Inc.)
2006	122,642	$12.79	$1,568,232	1.90%	4.29%	2.22%
2005	79,182	12.51	990,565	1.90%	3.79%	0.41%
2004	41,849	12.46	521,369	1.90%	4.21%	2.23%
RS Cash Management VIP Series (formerly The Guardian Cash Fund, Inc.)
2006	27,972	$10.29	$287,933	1.90%	4.98%	2.55%
2005	27,201	10.04	273,021	1.90%	2.99%	0.75%
2004	12,548	9.96	125,020	1.90%	0.91%	-1.07%
Gabelli Capital Asset Fund(4)(9)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—

B-92

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 (continued)

	Units	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In whole $
CONTRACT ANNIVERSARY ENHANCED DEATH BENEFIT RIDER (EDBR)–YEARS 5 AND BEYOND
RS International Growth VIP Series (formerly Baillie Gifford International Growth Fund)
2006	88,233	$11.87	$1,047,274	1.90%	1.07%	21.09%
2005	34,283	9.80	336,038	1.90%	1.44%	13.82%
2004	10,240	8.61	88,179	1.90%	0.22%	14.51%
RS Emerging Markets VIP Series (formerly Baillie Gifford Emerging Markets Fund)
2006	23,685	$27.96	$662,253	1.90%	0.64%	33.61%
2005	14,285	20.93	298,949	1.90%	1.09%	37.85%
2004	1,016	15.18	15,417	1.90%	0.19%	21.21%
RS Small Cap Core Equity VIP Series (formerly The Guardian Small Cap Stock Fund)
2006	104,651	$11.24	$1,176,623	1.90%	0.00%	14.95%
2005	65,849	9.78	644,072	1.90%	0.22%	-1.73%
2004	27,371	9.95	272,438	1.90%	0.00%	12.99%
Value Line Centurion Fund
2006	20,668	$7.28	$150,428	1.90%	0.00%	1.89%
2005	12,299	7.14	87,861	1.90%	0.00%	7.06%
2004	9,893	6.67	66,008	1.90%	0.00%	9.40%
Value Line Strategic Asset Management Trust
2006	151,221	$9.67	$1,462,925	1.90%	0.92%	4.83%
2005	122,780	9.23	1,133,065	1.90%	0.45%	7.02%
2004	53,848	8.62	464,351	1.90%	0.34%	10.06%
AIM. V.I. Capital Appreciation Fund Series I (formerly AIM V.I. Aggressive Growth Fund Series I and AIM V.I. Growth Fund Series I)(10)
2006	104,764	$5.22	$546,394	1.90%	0.05%	4.92%
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
AIM V.I. Aggressive Growth Fund Series I(11)
2006	—	—	—	—	—	—
2005	24,587	6.65	163,612	1.90%	0.00%	3.74%
2004	9,356	6.41	60,011	1.90%	0.00%	9.68%
AIM V.I. Growth Fund Series I(11)
2006	—	—	—	—	—	—
2005	29,070	4.97	144,512	1.90%	0.00%	5.44%
2004	11,271	4.71	53,138	1.90%	0.00%	6.17%
AIM V.I. Government Securities Fund Series I
2006	42,432	$11.75	$498,697	1.90%	3.62%	1.59%
2005	22,374	11.57	258,843	1.90%	2.99%	-0.26%
2004	9,186	11.60	106,549	1.90%	3.43%	0.62%
AIM V.I. Core Equity Fund Series I (formerly AIM V.I. Premier Equity Fund Series I)
2006	48,749	$7.99	$389,615	1.90%	1.59%	13.06%
2005	50,384	7.07	356,155	1.90%	0.78%	3.65%
2004	11,481	6.82	78,295	1.90%	0.44%	3.76%
AIM. V.I. Capital Appreciation Fund Series II (formerly AIM V.I. Aggressive Growth Fund Series II and AIM V.I. Growth Fund Series II)(4)(10)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—

B-93

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 (continued)

	Units	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In whole $
CONTRACT ANNIVERSARY ENHANCED DEATH BENEFIT RIDER (EDBR)–YEARS 5 AND BEYOND
AIM V.I. Aggressive Growth Fund Series II(9)(11)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
AIM V.I. Growth Fund Series II(9)(11)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
AIM V.I. Basic Value Fund Series II(4)(9)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
AIM V.I. Government Securities Fund Series II(4)(9)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
AIM V.I. Mid Cap Core Equity Series II(4)(9)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
AIM V.I. Core Equity Fund Series II(4)(9) (formerly AIM V.I. Premier Equity Fund Series II)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
Alger American Leveraged AllCap Portfolio Class O
2006	34,053	$7.86	$267,756	1.90%	0.00%	17.01%
2005	26,859	6.72	180,492	1.90%	0.00%	12.28%
2004	10,435	5.99	62,455	1.90%	0.00%	6.13%
Alger American Leveraged AllCap Portfolio Class S(4)(9)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
AllianceBernstein Growth & Income Portfolio Class B(5)
2006	31,818	$13.25	$421,652	1.90%	1.11%	14.77%
2005	7,143	11.55	82,478	1.90%	1.47%	2.62%
2004	9,278	11.25	104,402	1.90%	0.83%	9.11%
AllianceBernstein Large Cap Growth Portfolio Class B(4)(5)
2006	—	—	—	—	—	—
2005	155	11.42	1,765	1.90%	0.00%	12.67%
2004	—	—	—	—	—	—
AllianceBernstein Global Technology Portfolio Class B(5)
2006	1,455	$10.64	$15,484	1.90%	0.00%	6.33%
2005	2,385	10.01	23,864	1.90%	0.00%	1.69%
2004	—	—	—	—	—	—

B-94

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 (continued)

	Units	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In whole $
CONTRACT ANNIVERSARY ENHANCED DEATH BENEFIT RIDER (EDBR)–YEARS 5 AND BEYOND
AllianceBernstein Value Portfolio Class B(5)
2006	32,773	$14.57	$477,530	1.90%	0.80%	18.74%
2005	10,872	12.27	133,416	1.90%	1.16%	3.48%
2004	8,682	11.86	102,955	1.90%	0.88%	11.22%
AllianceBernstein Real Estate Investment Portfolio Class B(4)(9)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
American Century VP Capital Appreciation Fund Class 1
2006	69,417	$7.96	$552,710	1.90%	0.00%	15.00%
2005	43,425	6.92	300,652	1.90%	0.00%	19.75%
2004	5,656	5.78	32,698	1.90%	0.00%	5.54%
Davis Financial Portfolio(4)(9)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
Davis Real Estate Portfolio(4)(9)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
Davis Value Portfolio(4)(9)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
Fidelity VIP Balanced Portfolio Service Class 2
2006	48,234	$11.07	$533,773	1.90%	1.77%	9.39%
2005	31,317	10.12	316,814	1.90%	2.54%	3.53%
2004	4,581	9.77	44,761	1.90%	1.82%	3.15%
Fidelity VIP Contrafund Portfolio Service Class 2
2006	135,571	$12.74	$1,727,522	1.90%	0.97%	9.32%
2005	84,673	11.66	986,939	1.90%	0.12%	14.44%
2004	41,607	10.19	423,784	1.90%	0.19%	12.97%
Fidelity VIP Equity–Income Portfolio Service Class 2
2006	110,032	$13.18	$1,450,384	1.90%	3.08%	17.66%
2005	38,498	11.20	431,296	1.90%	1.58%	3.57%
2004	7,923	10.82	85,700	1.90%	1.43%	9.12%
Fidelity VIP Growth Portfolio Service Class 2
2006	39,927	$6.90	$275,654	1.90%	0.18%	4.56%
2005	25,200	6.60	166,397	1.90%	0.32%	3.51%
2004	5,722	6.38	36,504	1.90%	0.13%	1.17%
Fidelity VIP Investment Grade Bond Portfolio Class 2(4)(9)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
Fidelity VIP Mid Cap Portfolio Service Class 2(5)
2006	50,949	$18.23	$929,020	1.90%	0.18%	10.28%
2005	16,861	16.54	278,801	1.90%	0.00%	15.78%
2004	6,861	14.28	97,990	1.90%	0.00%	22.29%

B-95

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 (continued)

	Units	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In whole $
CONTRACT ANNIVERSARY ENHANCED DEATH BENEFIT RIDER (EDBR)–YEARS 5 AND BEYOND
Franklin Rising Dividends Securities Fund Class II(4)(9)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
Franklin Small Cap Value Securities Fund Class II(4)(9)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
Templeton Growth Securities Fund Class 2(5)
2006	30,104	$14.91	$448,896	1.90%	1.22%	19.50%
2005	8,264	12.48	103,115	1.90%	1.27%	6.80%
2004	4,642	11.68	54,236	1.90%	1.24%	13.82%
Janus Aspen Forty Portfolio Service Shares
2006	65,276	$8.54	$557,208	1.90%	0.13%	7.05%
2005	72,243	7.97	576,064	1.90%	0.01%	10.43%
2004	23,591	7.22	170,354	1.90%	0.03%	15.73%
Janus Aspen Flexible Bond Portfolio Service Share
2006	10,126	$12.63	$127,853	1.90%	3.90%	2.01%
2005	11,252	12.38	139,271	1.90%	4.99%	-0.25%
2004	8,254	12.41	102,413	1.90%	5.71%	1.74%
Janus Aspen Growth and Income Portfolio Service Shares
2006	46,460	$9.02	$419,284	1.90%	1.25%	5.74%
2005	35,541	8.53	303,344	1.90%	0.36%	9.99%
2004	6,711	7.76	52,078	1.90%	0.39%	9.56%
Janus Aspen Mid Cap Growth Portfolio Service Shares
2006	54,937	$5.69	$312,452	1.90%	0.00%	11.16%
2005	43,542	5.12	222,778	1.90%	0.00%	9.91%
2004	8,209	4.66	38,214	1.90%	0.00%	18.19%
Janus Aspen Worldwide Growth Portfolio Service Shares
2006	101,108	$7.10	$717,415	1.90%	1.57%	15.70%
2005	73,676	6.13	451,812	1.90%	1.14%	3.57%
2004	21,000	5.92	124,341	1.90%	0.88%	2.54%
MFS Research Bond Series Service Class(4)(9)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
MFS Capital Opportunities Series Service Class
2006	18,723	$6.96	$130,304	1.90%	0.19%	11.36%
2005	27,690	6.25	173,058	1.90%	0.56%	-0.46%
2004	17,209	6.28	108,049	1.90%	0.20%	9.96%
MFS Emerging Growth Series Service Class
2006	37,888	$5.62	$213,087	1.90%	0.00%	5.57%
2005	38,139	5.33	203,176	1.90%	0.00%	6.86%
2004	7,869	4.99	39,227	1.90%	0.00%	10.58%

B-96

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 (continued)

	Units	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In whole $
CONTRACT ANNIVERSARY ENHANCED DEATH BENEFIT RIDER (EDBR)–YEARS 5 AND BEYOND
MFS Investors Trust Series Service Class
2006	23,076	$9.37	$216,280	1.90%	0.27%	10.56%
2005	13,509	8.48	114,516	1.90%	0.32%	5.00%
2004	3,161	8.07	25,522	1.90%	0.44%	9.02%
MFS New Discovery Series Service Class
2006	17,050	$9.06	$154,397	1.90%	0.00%	10.79%
2005	24,983	8.17	204,200	1.90%	0.00%	3.04%
2004	4,866	7.93	38,601	1.90%	0.00%	4.19%
MFS Strategic Income Series Service Class
2006	7,611	$13.39	$101,910	1.90%	4.75%	4.37%
2005	4,283	12.83	54,938	1.90%	6.87%	-0.30%
2004	1,660	12.87	21,363	1.90%	4.84%	5.50%
MFS Total Return Series Service Class(4)(9)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
Prudential Jennison Portfolio Class II
2006	23,907	$6.81	$162,905	1.90%	0.00%	-0.55%
2005	23,558	6.85	161,423	1.90%	0.00%	11.87%
2004	8,039	6.13	49,243	1.90%	0.04%	7.15%
Van Kampen Life Investment Trust Government Portfolio Class II(5)
2006	1,483	$11.00	$16,309	1.90%	4.53%	1.16%
2005	5,638	10.87	61,295	1.90%	3.68%	1.32%
2004	1,194	10.73	12,815	1.90%	4.34%	1.93%
Van Kampen Life Investment Trust Growth & Income Portfolio Class II(5)
2006	10,767	$14.08	$151,569	1.90%	0.95%	13.78%
2005	5,102	12.37	63,120	1.90%	0.72%	7.64%
2004	—	—	—	—	—	—

B-97

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 (continued)

	Units	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In whole $
CONTRACT ANNIVERSARY EDBR AND LBR–YEARS 0 - 4
RS Core Equity VIP Series (formerly The Guardian Stock Fund)
2006	900	$6.90	$6,214	2.25%	1.90%	14.64%
2005	6,694	6.02	40,299	2.25%	1.16%	1.96%
2004	17,440	5.90	102,973	2.25%	1.81%	3.63%
2003	19,520	5.70	111,217	2.25%	0.98%	18.73%
2002	16,439	4.80	78,889	2.25%	0.89%	-22.65%
RS S&P 500 Index VIP Series (formerly The Guardian VC 500 Index Fund)
2006	6,682	$9.40	$62,821	2.25%	1.59%	12.88%
2005	12,382	8.33	103,132	2.25%	1.43%	2.20%
2004	21,607	8.15	176,091	2.25%	1.59%	8.11%
2003	20,188	7.54	152,185	2.25%	1.51%	25.38%
2002	20,609	6.01	123,914	2.25%	2.17%	-24.15%
RS Asset Allocation VIP Series (formerly The Guardian VC Asset Allocation Fund)
2006	1,572	$10.31	$16,209	2.25%	3.74%	10.83%
2005	3,645	9.30	33,914	2.25%	0.75%	2.02%
2004	8,925	9.12	81,394	2.25%	1.21%	7.83%
2003	7,750	8.46	65,550	2.25%	2.81%	24.84%
2002	6,415	6.77	43,462	2.25%	1.97%	-21.68%
RS High Yield Bond VIP Series (formerly The Guardian VC High Yield Bond Fund)
2006	1,264	$12.45	$15,739	2.25%	7.06%	6.73%
2005	8,451	11.67	98,609	2.25%	6.28%	0.99%
2004	9,450	11.55	109,178	2.25%	6.86%	6.77%
2003	9,246	10.82	100,051	2.25%	7.17%	15.31%
2002	1,539	9.38	14,441	2.25%	8.38%	-0.97%
RS Low Duration Bond VIP Series (formerly The Guardian VC Low Duration Bond Fund)(8)
2006	610	$9.98	$6,088	2.25%	3.84%	1.74%
2005	579	9.81	5,675	2.25%	2.90%	-1.01%
2004	573	9.91	5,674	2.25%	1.97%	-1.35%
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
RS Large Cap Value VIP Series (formerly The Guardian UBS VC Large Cap Value Fund)(7)
2006	28	$17.83	$504	2.25%	1.34%	15.65%
2005	476	15.42	7,345	2.25%	1.50%	7.18%
2004	31	14.39	440	2.25%	1.13%	11.18%
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
RS Partners VIP Series (formerly The Guardian UBS VC Small Cap Value Fund)(7)
2006	349	$16.74	$5,834	2.25%	0.21%	6.91%
2005	2,235	15.66	34,995	2.25%	0.12%	1.89%
2004	1,726	15.37	26,520	2.25%	0.33%	15.86%
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—

B-98

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 (continued)

	Units	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In whole $
CONTRACT ANNIVERSARY EDBR AND LBR–YEARS 0 - 4
RS Investment Quality Bond VIP Series (formerly The Guardian Bond Fund, Inc.)
2006	8,130	$12.51	$101,698	2.25%	4.29%	1.86%
2005	17,510	12.28	215,051	2.25%	3.79%	0.06%
2004	39,148	12.27	480,494	2.25%	4.21%	1.87%
2003	33,466	12.05	403,204	2.25%	3.60%	2.39%
2002	37,160	11.77	437,260	2.25%	4.60%	7.02%
RS Cash Management VIP Series (formerly The Guardian Cash Fund, Inc.)
2006	4,318	$10.07	$43,485	2.25%	4.98%	2.19%
2005	9,153	9.85	90,188	2.25%	2.99%	0.39%
2004	18,258	9.82	179,204	2.25%	0.91%	-1.41%
2003	25,783	9.96	256,690	2.25%	0.67%	-1.59%
2002	25,722	10.12	260,231	2.25%	1.17%	-1.02%
Gabelli Capital Asset Fund(4)(9)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
RS International Growth VIP Series (formerly Baillie Gifford International Growth Fund)
2006	2,317	$11.61	$26,910	2.25%	1.07%	20.67%
2005	6,431	9.62	61,886	2.25%	1.44%	13.42%
2004	6,315	8.48	53,580	2.25%	0.22%	14.11%
2003	6,234	7.44	46,351	2.25%	1.35%	27.12%
2002	6,366	5.85	37,231	2.25%	0.09%	-19.55%
RS Emerging Markets VIP Series (formerly Baillie Gifford Emerging Markets Fund)
2006	1,025	$27.35	$28,049	2.25%	0.64%	33.15%
2005	3,671	20.54	75,421	2.25%	1.09%	37.37%
2004	2,011	14.96	30,071	2.25%	0.19%	20.79%
2003	1,854	12.38	22,956	2.25%	1.09%	50.48%
2002	1,498	8.23	12,330	2.25%	0.54%	-8.44%
RS Small Cap Core Equity VIP Series (formerly The Guardian Small Cap Stock Fund)
2006	2,094	$11.00	$23,033	2.25%	0.00%	14.55%
2005	18,737	9.60	179,915	2.25%	0.00%	-2.08%
2004	23,356	9.81	229,030	2.25%	0.00%	12.59%
2003	34,538	8.71	300,808	2.25%	0.00%	40.24%
2002	35,096	6.21	217,966	2.25%	0.00%	-17.39%
Value Line Centurion Fund
2006	3,166	$7.12	$22,544	2.25%	0.00%	1.53%
2005	6,443	7.01	45,181	2.25%	0.00%	6.69%
2004	7,857	6.57	51,650	2.25%	0.00%	9.01%
2003	8,873	6.03	53,501	2.25%	0.00%	16.81%
2002	5,832	5.16	30,106	2.25%	0.00%	-24.66%
Value Line Strategic Asset Management Trust
2006	1,098	$9.46	$10,391	2.25%	0.92%	4.46%
2005	5,985	9.06	54,226	2.25%	0.45%	6.64%
2004	16,724	8.50	142,077	2.25%	0.34%	9.67%
2003	17,216	7.75	133,355	2.25%	0.69%	13.92%
2002	17,676	6.80	120,185	2.25%	1.35%	-14.49%

B-99

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 (continued)

	Units	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In whole $
CONTRACT ANNIVERSARY EDBR AND LBR–YEARS 0 - 4
AIM. V.I. Capital Appreciation Fund Series I (formerly AIM V.I. Aggressive Growth Fund Series I and AIM V.I. Growth Fund Series I)(10)
2006	4,523	$5.10	$23,076	2.25%	0.05%	4.55%
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
AIM V.I. Aggressive Growth Fund Series I(11)
2006	—	—	—	—	—	—
2005	388	6.53	2,536	2.25%	0.00%	3.38%
2004	1,281	6.32	8,097	2.25%	0.00%	9.30%
2003	1,343	5.78	7,766	2.25%	0.00%	23.84%
2002	2,518	4.67	11,756	2.25%	0.00%	-24.40%
AIM V.I. Growth Fund Series I(11)
2006	—	—	—	—	—	—
2005	29,460	4.88	143,769	2.25%	0.00%	5.07%
2004	37,578	4.64	174,533	2.25%	0.00%	5.80%
2003	32,260	4.39	141,621	2.25%	0.00%	28.30%
2002	29,418	3.42	100,654	2.25%	0.00%	-32.52%
AIM V.I. Government Securities Fund Series I
2006	5,654	$11.50	$65,008	2.25%	3.62%	1.23%
2005	10,223	11.36	116,106	2.25%	2.99%	-0.61%
2004	18,540	11.43	211,866	2.25%	3.43%	0.26%
2003	22,093	11.40	251,807	2.25%	2.13%	-1.18%
2002	18,647	11.53	215,089	2.25%	2.49%	7.13%
AIM V.I. Core Equity Fund Series I (formerly AIM V.I. Premier Equity Fund Series I)(4)
2006	—	—	—	—	—	—
2005	1,495	6.94	10,376	2.25%	0.78%	3.29%
2004	1,512	6.72	10,159	2.25%	0.44%	3.40%
2003	1,935	6.50	12,575	2.25%	0.27%	22.28%
2002	3,091	5.31	16,423	2.25%	0.37%	-31.82%
AIM. V.I. Capital Appreciation Fund Series II (formerly AIM V.I. Aggressive Growth Fund Series II and AIM V.I. Growth Fund Series II)(4)(10)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
AIM V.I. Aggressive Growth Fund Series II(9)(11)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
AIM V.I. Growth Fund Series II(9)(11)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—

B-100

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 (continued)

	Units	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In whole $
CONTRACT ANNIVERSARY EDBR AND LBR–YEARS 0 - 4
AIM V.I. Basic Value Fund Series II(4)(9)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
AIM V.I. Gov’t Securities Fund Series II(4)(9)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
AIM V.I. Mid Cap Core Equity Series II(4)(9)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
AIM V.I. Core Equity Fund Series II(4)(9) (formerly AIM V.I. Premier Equity Fund Series II)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
Alger American Leveraged AllCap Portfolio Class O(4)
2006	—	—	—	—	—	—
2005	250	6.60	1,651	2.25%	0.00%	11.89%
2004	2,028	5.90	11,957	2.25%	0.00%	5.76%
2003	2,285	5.58	12,737	2.25%	0.00%	31.71%
2002	2,283	4.23	9,662	2.25%	0.01%	-35.39%
Alger American Leveraged AllCap Portfolio Class S(4)(9)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
AllianceBernstein Growth & Income Portfolio Class B(4)(5)
2006	—	—	—	—	—	—
2005	12,880	11.40	146,816	2.25%	1.47%	2.26%
2004	14,541	11.15	162,084	2.25%	0.83%	8.73%
2003	19,086	10.25	195,670	2.25%	0.58%	29.23%
2002	19,572	7.93	155,272	2.25%	0.20%	-20.67%
AllianceBernstein Large Cap Growth Portfolio Class B(5)
2006	161	$10.95	$1,759	2.25%	0.00%	-2.86%
2005	149	11.27	1,674	2.25%	0.00%	12.27%
2004	166	10.04	1,668	2.25%	0.00%	5.91%
2003	170	9.48	1,615	2.25%	0.00%	20.61%
2002	—	—	—	—	—	—

B-101

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 (continued)

	Units	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In whole $
CONTRACT ANNIVERSARY EDBR AND LBR–YEARS 0 - 4
AllianceBernstein Global Technology Portfolio Class B(5)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	151	9.75	1,472	2.25%	0.00%	2.73%
2003	636	9.49	6,038	2.25%	0.00%	40.57%
2002	—	—	—	—	—	—
AllianceBernstein Value Portfolio Class B(5)
2006	146	$14.33	$2,088	2.25%	0.80%	18.32%
2005	5,404	12.11	65,458	2.25%	1.16%	3.12%
2004	7,131	11.75	83,772	2.25%	0.88%	10.83%
2003	6,576	10.60	69,705	2.25%	0.68%	25.59%
2002	5,574	8.44	47,044	2.25%	0.06%	-15.60%
AllianceBernstein Real Estate Investment Portfolio Class B(4)(9)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
American Century VP Capital Appreciation Fund Class 1
2006	1,481	$7.79	$11,536	2.25%	0.00%	14.60%
2005	2,836	6.80	19,279	2.25%	0.00%	19.33%
2004	5,368	5.70	30,575	2.25%	0.00%	5.17%
2003	19,482	5.42	105,507	2.25%	0.00%	17.78%
2002	4,372	4.60	20,102	2.25%	0.00%	-22.96%
Davis Financial Portfolio(4)(9)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
Davis Real Estate Portfolio(4)(9)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
Davis Value Portfolio(4)(9)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
Fidelity VIP Balanced Portfolio Service Class 2
2006	6,228	$10.83	$67,425	2.25%	1.77%	9.00%
2005	1,876	9.93	18,633	2.25%	2.54%	3.17%
2004	2,700	9.63	25,995	2.25%	1.82%	2.79%
2003	2,964	9.37	27,763	2.25%	2.27%	14.78%
2002	1,748	8.16	14,266	2.25%	2.19%	-10.97%

B-102

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 (continued)

	Units	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In whole $
CONTRACT ANNIVERSARY EDBR AND LBR–YEARS 0 - 4
Fidelity VIP Contrafund Portfolio Service Class 2
2006	7,185	$12.47	$89,570	2.25%	0.97%	8.94%
2005	10,557	11.44	120,802	2.25%	0.12%	14.04%
2004	11,797	10.03	118,371	2.25%	0.19%	12.58%
2003	10,945	8.91	97,556	2.25%	0.25%	25.33%
2002	7,317	7.11	52,038	2.25%	0.56%	-11.63%
Fidelity VIP Equity-Income Portfolio Service Class 2
2006	5,694	$12.90	$73,427	2.25%	3.08%	17.25%
2005	9,666	11.00	106,307	2.25%	1.58%	3.21%
2004	14,423	10.66	153,702	2.25%	1.43%	8.74%
2003	11,718	9.80	114,837	2.25%	1.40%	27.12%
2002	7,968	7.71	61,428	2.25%	1.22%	-19.01%
Fidelity VIP Growth Portfolio Service Class 2
2006	64	$6.75	$432	2.25%	0.18%	4.19%
2005	1,313	6.48	8,510	2.25%	0.32%	3.14%
2004	3,984	6.28	25,041	2.25%	0.13%	0.81%
2003	4,162	6.23	25,950	2.25%	0.10%	29.58%
2002	6,204	4.81	29,848	2.25%	0.11%	-31.86%
Fidelity VIP Investment Grade Bond Portfolio Class 2(4)(9)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
Fidelity VIP Mid Cap Portfolio Service Class 2(5)
2006	4,582	$17.94	$82,185	2.25%	0.18%	9.89%
2005	23,241	16.32	379,366	2.25%	0.00%	15.38%
2004	24,294	14.15	343,706	2.25%	0.00%	21.86%
2003	19,972	11.61	231,869	2.25%	0.13%	35.16%
2002	19,042	8.59	163,561	2.25%	0.00%	-14.10%
Franklin Rising Dividends Securities Fund Class II(4)(9)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
Franklin Small Cap Value Securities Fund Class II(4)(9)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
Templeton Growth Securities Fund Class 2(5)
2006	5,253	$14.67	$77,051	2.25%	1.22%	19.08%
2005	5,275	12.32	64,978	2.25%	1.27%	6.43%
2004	3,870	11.57	44,793	2.25%	1.24%	13.42%
2003	1,160	10.20	11,837	2.25%	1.48%	29.18%
2002	—	—	—	—	—	—

B-103

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 (continued)

	Units	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In whole $
CONTRACT ANNIVERSARY EDBR AND LBR–YEARS 0 - 4
Janus Aspen Forty Portfolio Service Shares
2006	3,914	$8.35	$32,681	2.25%	0.13%	6.68%
2005	6,345	7.83	49,667	2.25%	0.01%	10.04%
2004	6,631	7.11	47,170	2.25%	0.03%	15.32%
2003	5,322	6.17	32,832	2.25%	0.23%	17.54%
2002	3,251	5.25	17,059	2.25%	0.30%	-17.81%
Janus Aspen Flexible Bond Portfolio Service Share
2006	3,388	$12.35	$41,843	2.25%	3.90%	1.65%
2005	4,051	12.15	49,222	2.25%	4.99%	-0.60%
2004	4,409	12.22	53,894	2.25%	5.71%	1.38%
2003	3,301	12.06	39,801	2.25%	3.79%	3.85%
2002	1,164	11.61	13,516	2.25%	3.27%	7.69%
Janus Aspen Growth and Income Portfolio Service Shares
2006	1,177	$8.83	$10,389	2.25%	1.25%	5.36%
2005	4,032	8.38	33,788	2.25%	0.36%	9.60%
2004	8,607	7.64	65,801	2.25%	0.39%	9.18%
2003	7,419	7.00	51,947	2.25%	0.45%	20.75%
2002	5,688	5.80	32,984	2.25%	0.63%	-23.52%
Janus Aspen Mid Cap Growth Portfolio Service Shares
2006	6,108	$5.56	$33,985	2.25%	0.00%	10.77%
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	1,022	3.89	3,979	2.25%	0.00%	31.75%
2002	1,218	2.96	3,600	2.25%	0.00%	-29.73%
Janus Aspen Worldwide Growth Portfolio Service Shares(4)
2006	—	—	—	—	—	—
2005	45,496	6.02	273,902	2.25%	1.14%	3.21%
2004	52,914	5.83	308,663	2.25%	0.88%	2.18%
2003	35,930	5.71	205,114	2.25%	0.60%	20.91%
2002	37,056	4.72	174,955	2.25%	0.46%	-27.37%
MFS Research Bond Series Service Class(4)(9)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
MFS Capital Opportunities Series Service Class
2006	827	$6.81	$5,629	2.25%	0.19%	10.96%
2005	827	6.14	5,072	2.25%	0.56%	-0.81%
2004	827	6.19	5,114	2.25%	0.20%	9.57%
2003	1,837	5.65	10,370	2.25%	0.00%	24.27%
2002	4,484	4.54	20,368	2.25%	0.00%	-31.40%
MFS Emerging Growth Series Service Class(4)
2006	—	—	—	—	—	—
2005	1,022	5.23	5,345	2.25%	0.00%	6.49%
2004	7,129	4.91	35,012	2.25%	0.00%	10.19%
2003	7,146	4.46	31,852	2.25%	0.00%	27.03%
2002	6,371	3.51	22,353	2.25%	0.00%	-35.34%

B-104

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 (continued)

	Units	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In whole $
CONTRACT ANNIVERSARY EDBR AND LBR–YEARS 0 - 4
MFS Investors Trust Series Service Class(4)
2006	—	—	—	—	—	—
2005	7,280	8.32	60,586	2.25%	0.32%	4.63%
2004	10,396	7.95	82,688	2.25%	0.44%	8.63%
2003	10,557	7.32	77,295	2.25%	0.41%	19.11%
2002	11,878	6.15	73,018	2.25%	0.44%	-22.92%
MFS New Discovery Series Service Class(4)
2006	—	—	—	—	—	—
2005	2,874	8.02	23,061	2.25%	0.00%	2.68%
2004	3,257	7.81	25,450	2.25%	0.00%	3.83%
2003	3,649	7.53	27,464	2.25%	0.00%	30.45%
2002	3,265	5.77	18,838	2.25%	0.00%	-33.33%
MFS Strategic Income Series Service Class
2006	1,136	$13.10	$14,877	2.25%	4.75%	4.01%
2005	1,809	12.59	22,783	2.25%	6.87%	-0.65%
2004	1,355	12.68	17,169	2.25%	4.84%	5.13%
2003	1,465	12.06	17,664	2.25%	4.34%	7.63%
2002	794	11.20	8,895	2.25%	2.66%	5.48%
MFS Total Return Series Service Class(4)(9)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
Prudential Jennison Portfolio Class II(4)
2006	—	—	—	—	—	—
2005	603	6.73	4,054	2.25%	0.00%	11.47%
2004	632	6.03	3,812	2.25%	0.04%	6.77%
2003	662	5.65	3,744	2.25%	0.00%	26.71%
2002	2,815	4.46	12,556	2.25%	0.00%	-32.71%
Van Kampen Life Investment Trust Government Portfolio Class II(5)
2006	4,643	$10.82	$50,221	2.25%	4.53%	0.80%
2005	6,114	10.73	65,609	2.25%	3.68%	0.96%
2004	6,336	10.63	67,340	2.25%	4.34%	1.57%
2003	7,109	10.46	74,394	2.25%	3.17%	-0.78%
2002	1,543	10.55	16,279	2.25%	0.00%	5.47%
Van Kampen Life Investment Trust Growth & Income Portfolio Class II(5)
2006	7,887	$13.85	$109,218	2.25%	0.95%	13.38%
2005	7,017	12.21	85,699	2.25%	0.72%	7.26%
2004	7,558	11.39	86,064	2.25%	0.62%	11.56%
2003	1,362	10.21	13,905	2.25%	0.49%	24.82%
2002	177	8.18	1,450	2.25%	0.00%	-18.23%

B-105

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 (continued)

	Units	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In whole $
CONTRACT ANNIVERSARY EDBR AND LBR–YEARS 5 AND BEYOND
RS Core Equity VIP Series (formerly The Guardian Stock Fund)
2006	8,300	$6.95	$57,647	2.15%	1.90%	14.76%
2005	4,919	6.05	29,772	2.15%	1.16%	2.07%
RS S&P 500 Index VIP Series (formerly The Guardian VC 500 Index Fund)
2006	13,229	$9.46	$125,168	2.15%	1.59%	12.99%
2005	8,596	8.37	71,976	2.15%	1.43%	2.30%
RS Asset Allocation VIP Series (formerly The Guardian VC Asset Allocation Fund)
2006	4,859	$10.38	$50,429	2.15%	3.74%	10.94%
2005	3,480	9.35	32,551	2.15%	0.75%	2.13%
RS High Yield Bond VIP Series (formerly The Guardian VC High Yield Bond Fund)
2006	6,211	$12.53	$77,834	2.15%	7.06%	6.83%
2005	—	—	—	—	—	—
RS Low Duration Bond VIP Series (formerly The Guardian VC Low Duration Bond Fund)(4)(8)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
RS Large Cap Value VIP Series (formerly The Guardian UBS VC Large Cap Value Fund)(7)
2006	466	$17.90	$8,351	2.15%	1.34%	15.77%
2005	—	—	—	—	—	—
RS Partners VIP Series (formerly The Guardian UBS VC Small Cap Value Fund)(4)(7)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
RS Investment Quality Bond VIP Series (formerly The Guardian Bond Fund, Inc.)
2006	28,597	$12.59	$359,999	2.15%	4.29%	1.96%
2005	19,304	12.35	238,341	2.15%	3.79%	0.16%
RS Cash Management VIP Series (formerly The Guardian Cash Fund, Inc.)
2006	12,314	$10.13	$124,787	2.15%	4.98%	2.30%
2005	7,818	9.91	77,450	2.15%	2.99%	0.50%
Gabelli Capital Asset Fund(4)(9)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
RS International Growth VIP Series (formerly Baillie Gifford International Growth Fund)
2006	4,939	$11.69	$57,719	2.15%	1.07%	20.79%
2005	18	9.67	176	2.15%	1.44%	13.54%
RS Emerging Markets VIP Series (formerly Baillie Gifford Emerging Markets Fund)
2006	1,489	$27.53	$40,999	2.15%	0.64%	33.28%
2005	8	20.65	164	2.15%	1.09%	37.51%
RS Small Cap Core Equity VIP Series (formerly The Guardian Small Cap Stock Fund)
2006	15,077	$11.07	$166,883	2.15%	0.00%	14.66%
2005	—	—	—	—	—	—

B-106

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 (continued)

	Units	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In whole $
CONTRACT ANNIVERSARY EDBR AND LBR–YEARS 5 AND BEYOND
Value Line Centurion Fund
2006	2,146	$7.17	$15,374	2.15%	0.00%	1.63%
2005	—	—	—	—	—	—
Value Line Strategic Asset Management Trust
2006	13,281	$9.52	$126,484	2.15%	0.92%	4.57%
2005	9,814	9.11	89,386	2.15%	0.45%	6.75%
AIM. V.I. Capital Appreciation Fund Series I (formerly AIM V.I. Aggressive Growth Fund Series I and AIM V.I. Growth Fund Series I)(10)
2006	26,387	$5.13	$135,488	2.15%	0.05%	4.65%
2005	—	—	—	—	—	—
AIM V.I. Aggressive Growth Fund Series I(11)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
AIM V.I. Growth Fund Series I(11)
2006	—	—	—	—	—	—
2005	4,676	4.91	22,941	2.15%	0.00%	5.18%
AIM V.I. Government Securities Fund Series I
2006	10,591	$11.57	$122,542	2.15%	3.62%	1.34%
2005	6,388	11.42	72,936	2.15%	2.99%	-0.51%
AIM V.I. Core Equity Fund Series I (formerly AIM V.I. Premier Equity Fund Series I)
2006	1,064	$7.87	$8,376	2.15%	1.59%	12.78%
2005	—	—	—	—	—	—
AIM. V.I. Capital Appreciation Fund Series II (formerly AIM V.I. Aggressive Growth Fund Series II and AIM V.I. Growth Fund Series II)(4)(10)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
AIM V.I. Aggressive Growth Fund Series II(9)(11)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
AIM V.I. Growth Fund Series II(9)(11)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
AIM V.I. Basic Value Fund Series II(4)(9)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
AIM V.I. Government Securities Fund Series II(4)(9)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
AIM V.I. Mid Cap Core Equity Series II(4)(9)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
AIM V.I. Core Equity Fund Series II(4)(9) (formerly AIM V.I. Premier Equity Fund Series II)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
Alger American Leveraged AllCap Portfolio Class O
2006	1,322	$7.75	$10,244	2.15%	0.00%	16.71%
2005	1,155	6.64	7,666	2.15%	0.00%	12.00%
Alger American Leveraged AllCap Portfolio Class S(4)(9)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—

B-107

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 (continued)

	Units	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In whole $
CONTRACT ANNIVERSARY EDBR AND LBR–YEARS 5 AND BEYOND
AllianceBernstein Growth & Income Portfolio Class B(5)
2006	11,491	$13.10	$150,514	2.15%	1.11%	14.48%
2005	—	—	—	—	—	—
AllianceBernstein Large Cap Growth Portfolio Class B(4)(5)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
AllianceBernstein Global Technology Portfolio Class B(4)(5)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
AllianceBernstein Value Portfolio Class B(5)
2006	4,689	$14.40	$67,524	2.15%	0.80%	18.44%
2005	—	—	—	—	—	—
AllianceBernstein Real Estate Investment Portfolio Class B(4)(9)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
American Century VP Capital Appreciation Fund Class 1
2006	3,832	$7.84	$30,040	2.15%	0.00%	14.71%
2005	2,879	6.83	19,675	2.15%	0.00%	19.45%
Davis Financial Portfolio(4)(9)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
Davis Real Estate Portfolio(4)(9)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
Davis Value Portfolio(4)(9)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
Fidelity VIP Balanced Portfolio Service Class 2
2006	1,076	$10.89	$11,725	2.15%	1.77%	9.12%
2005	—	—	—	—	—	—
Fidelity VIP Contrafund Portfolio Service Class 2
2006	4,376	$12.54	$54,896	2.15%	0.97%	9.05%
2005	693	11.50	7,969	2.15%	0.12%	14.15%
Fidelity VIP Equity-Income Portfolio Service Class 2
2006	5,219	$12.98	$67,722	2.15%	3.08%	17.37%
2005	2,043	11.06	22,595	2.15%	1.58%	3.31%
Fidelity VIP Growth Portfolio Service Class 2
2006	3,577	$6.80	$24,310	2.15%	0.18%	4.29%
2005	2,439	6.52	15,893	2.15%	0.32%	3.25%
Fidelity VIP Investment Grade Bond Portfolio Class 2(4)(9)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
Fidelity VIP Mid Cap Portfolio Service Class 2
2006	14,834	$18.02	$267,348	2.15%	0.18%	10.00%
2005	—	—	—	—	—	—
Franklin Rising Dividends Securities Fund Class II(4)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—

B-108

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 (continued)

	Units	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In whole $
CONTRACT ANNIVERSARY EDBR AND LBR–YEARS 5 AND BEYOND
Franklin Small Cap Value Securities Fund Class II(4)(9)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
Templeton Growth Securities Fund Class 2(5)
2006	738	$14.74	$10,877	2.15%	1.22%	19.20%
2005	—	—	—	—	—	—
Janus Aspen Forty Portfolio Service Shares
2006	2,929	$8.40	$24,613	2.15%	0.13%	6.78%
2005	1,091	7.87	8,587	2.15%	0.01%	10.15%
Janus Aspen Flexible Bond Portfolio Service Share
2006	410	$12.43	$5,100	2.15%	3.90%	1.76%
2005	—	—	—	—	—	—
Janus Aspen Growth and Income Portfolio Service Shares
2006	4,535	$8.88	$40,288	2.15%	1.25%	5.47%
2005	2,259	8.42	19,032	2.15%	0.36%	9.72%
Janus Aspen Mid Cap Growth Portfolio Service Shares
2006	591	$5.60	$3,309	2.15%	0.00%	10.88%
2005	—	—	—	—	—	—
Janus Aspen Worldwide Growth Portfolio Service Shares
2006	43,430	$6.99	$303,380	2.15%	1.57%	15.42%
2005	2,984	6.05	18,061	2.15%	1.14%	3.31%
MFS Research Bond Series Service Class(4)(9)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
MFS Capital Opportunities Series Service Class(4)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
MFS Emerging Growth Series Service Class
2006	5,616	$5.54	$31,097	2.15%	0.00%	5.31%
2005	4,624	5.26	24,309	2.15%	0.00%	6.59%
MFS Investors Trust Series Service Class
2006	6,676	$9.23	$61,600	2.15%	0.27%	10.28%
2005	—	—	—	—	—	—
MFS New Discovery Series Service Class
2006	2,716	$8.92	$24,217	2.15%	0.00%	10.52%
2005	—	—	—	—	—	—
MFS Strategic Income Series Service Class
2006	418	$13.18	$5,507	2.15%	4.75%	4.11%
2005	—	—	—	—	—	—
MFS Total Return Series Service Class(4)(9)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
Prudential Jennison Portfolio Class II
2006	594	$6.71	$3,984	2.15%	0.00%	-0.80%
2005	—	—	—	—	—	—
Van Kampen Life Investment Trust Government Portfolio Class II(5)
2006	2,182	$10.87	$23,710	2.15%	4.53%	0.90%
2005	—	—	—	—	—	—
Van Kampen Life Investment Trust Growth & Income Portfolio Class II(5)
2006	589	$13.91	$8,189	2.15%	0.95%	13.49%
2005	—	—	—	—	—	—

B-109

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 (continued)

	Units	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In whole $
CONTRACT ANNIVERSARY EDBR, LBR AND EARNINGS BENEFIT RIDER–YEARS 0 - 4 (offered April 15, 2002)
RS Core Equity VIP Series (formerly The Guardian Stock Fund)(6)
2006	339	$11.15	$3,780	2.50%	1.90%	14.35%
2005	363	9.75	3,535	2.50%	1.16%	1.71%
2004	474	9.58	4,543	2.50%	1.81%	3.37%
2003	483	9.27	4,480	2.50%	0.98%	18.43%
2002	1,185	7.83	9,277	2.50%	0.89%	-21.73%
RS S&P 500 Index VIP Series (formerly The Guardian VC 500 Index Fund)(6)
2006	680	$12.01	$8,171	2.50%	1.59%	12.59%
2005	795	10.67	8,483	2.50%	1.43%	1.95%
2004	813	10.47	8,506	2.50%	1.59%	7.84%
2003	833	9.71	8,087	2.50%	1.51%	25.07%
2002	—	—	—	—	—	—
RS Asset Allocation VIP Series (formerly The Guardian VC Asset Allocation Fund)(4)(6)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
RS High Yield Bond VIP Series (formerly The Guardian VC High Yield Bond Fund)(4)(6)
2006	—	—	—	—	—	—
2005	77	12.05	929	2.50%	6.28%	0.74%
2004	80	11.96	954	2.50%	6.86%	6.50%
2003	83	11.23	936	2.50%	7.71%	15.02%
2002	—	—	—	—	—	—
RS Low Duration Bond VIP Series (formerly The Guardian VC Low Duration Bond Fund)(8)
2006	403	$9.89	$3,989	2.50%	3.84%	1.49%
2005	486	9.75	4,742	2.50%	2.90%	-1.26%
2004	517	9.87	5,103	2.50%	1.97%	-1.60%
2003	442	10.03	4,431	2.50%	1.21%	0.34%
2002	—	—	—	—	—	—
RS Large Cap Value VIP Series (formerly The Guardian UBS VC Large Cap Value Fund)(4)(7)
2006	—	—	—	—	—	—
2005	69	15.31	1,062	2.50%	1.50%	6.91%
2004	72	14.32	1,028	2.50%	1.13%	10.91%
2003	75	12.91	969	2.50%	1.84%	29.09%
2002	—	—	—	—	—	—
RS Partners VIP Series (formerly The Guardian UBS VC Small Cap Value Fund)(4)(7)
2006	—	—	—	—	—	—
2005	66	15.54	1,032	2.50%	0.12%	1.63%
2004	69	15.29	1,050	2.50%	0.33%	15.57%
2003	72	13.23	950	2.50%	0.53%	32.34%
2002	—	—	—	—	—	—

B-110

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 (continued)

	Units	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In whole $
CONTRACT ANNIVERSARY EDBR, LBR AND EARNINGS BENEFIT RIDER–YEARS 0 - 4 (offered April 15, 2002)
RS Investment Quality Bond VIP Series (formerly The Guardian Bond Fund, Inc.)(6)
2006	3,215	$11.21	$36,057	2.50%	4.29%	1.60%
2005	3,402	11.04	37,548	2.50%	3.79%	-0.19%
2004	2,489	11.06	27,524	2.50%	4.21%	1.62%
2003	2,465	10.88	26,825	2.50%	3.60%	2.14%
2002	3,761	10.65	40,073	2.50%	4.60%	6.55%
RS Cash Management VIP Series (formerly The Guardian Cash Fund, Inc.)(6)
2006	512	$9.76	$4,992	2.50%	4.98%	1.94%
2005	483	9.57	4,625	2.50%	2.99%	0.14%
2004	665	9.56	6,356	2.50%	0.91%	-1.66%
2003	635	9.72	6,176	2.50%	0.67%	-1.84%
2002	1,076	9.90	10,653	2.50%	1.17%	-0.96%
Gabelli Capital Asset Fund(4)(9)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
RS International Growth VIP Series (formerly Baillie Gifford International Growth Fund)(4)(6)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
RS Emerging Markets VIP Series (formerly Baillie Gifford Emerging Markets Fund)(4)(6)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	545	7.85	4,283	2.50%	0.54%	-21.46%
RS Small Cap Core Equity VIP Series (formerly The Guardian Small Cap Stock Fund)(4)(6)
2006	—	—	—	—	—	—
2005	38	12.24	471	2.50%	0.22%	-2.32%
2004	111	12.53	1,389	2.50%	0.00%	12.31%
2003	116	11.16	1,293	2.50%	0.00%	39.89%
2002	626	7.98	4,995	2.50%	0.00%	-20.21%
Value Line Centurion Fund(4)(6)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
Value Line Strategic Asset Management Trust(6)
2006	310	$12.09	$3,752	2.50%	0.92%	4.20%
2005	332	11.60	3,852	2.50%	0.45%	6.37%
2004	521	10.90	5,678	2.50%	0.34%	9.40%
2003	532	9.97	5,303	2.50%	0.69%	13.64%
2002	189	8.77	1,658	2.50%	1.35%	-12.29%

B-111

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 (continued)

	Units	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In whole $
CONTRACT ANNIVERSARY EDBR, LBR AND EARNINGS BENEFIT RIDER–YEARS 0 - 4 (offered April 15, 2002)
AIM. V.I. Capital Appreciation Fund Series I (formerly AIM V.I. Aggressive Growth Fund Series I and AIM V.I. Growth Fund Series I)(10)
2006	62	$10.65	$662	2.50%	0.05%	4.29%
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
AIM V.I. Aggressive Growth Fund Series I(11)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
AIM V.I. Growth Fund Series I(6)(11)
2006	—	—	—	—	—	—
2005	102	10.21	1,037	2.50%		4.81%
2004	204	9.74	1,987	2.50%	0.00%	5.53%
2003	280	9.23	2,583	2.50%	0.00%	27.98%
2002	—	—	—	—	—	—
AIM V.I. Government Securities Fund Series I(4)(6)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	851	10.51	8,941	2.50%	3.43%	0.01%
2003	838	10.51	8,806	2.50%	2.13%	-1.44%
2002	320	10.66	3,408	2.50%	2.49%	6.64%
AIM V.I. Core Equity Fund Series I(6) (formerly AIM V.I. Premier Equity Fund Series I)
2006	1,108	$10.58	$11,728	2.50%	1.59%	12.38%
2005	1,159	9.42	10,911	2.50%	0.78%	3.03%
2004	1,191	9.14	10,884	2.50%	0.44%	3.14%
2003	1,215	8.86	10,768	2.50%	0.27%	21.98%
2002	—	—	—	—	—	—
AIM. V.I. Capital Appreciation Fund Series II (formerly AIM V.I. Aggressive Growth Fund Series II and AIM V.I. Growth Fund Series II)(4)(10)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
AIM V.I. Aggressive Growth Fund Series II(9)(11)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—

B-112

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 (continued)

	Units	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In whole $
CONTRACT ANNIVERSARY EDBR, LBR AND EARNINGS BENEFIT RIDER–YEARS 0 - 4 (offered April 15, 2002)
AIM V.I. Growth Fund Series II(9)(11)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
AIM V.I. Basic Value Fund Series II(4)(9)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
AIM V.I. Government Securities Fund Series II(4)(9)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
AIM V.I. Mid Cap Core Equity Series II(4)(9)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
AIM V.I. Core Equity Fund Series II(4)(9) (formerly AIM V.I. Premier Equity Fund Series II)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
Alger American Leveraged AllCap Portfolio Class O(4)(6)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	57	9.69	553	2.50%	0.00%	5.50%
2003	59	9.19	541	2.50%	0.00%	31.38%
2002	67	6.99	470	2.50%	0.01%	-30.06%
Alger American Leveraged AllCap Portfolio Class S(4)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
AllianceBernstein Growth & Income Portfolio Class B(5)
2006	58	$12.88	$742	2.50%	1.11%	14.08%
2005	94	11.29	1,063	2.50%	1.47%	2.00%
2004	189	11.07	2,092	2.50%	0.83%	8.45%
2003	259	10.21	2,647	2.50%	0.58%	28.90%
2002	—	—	—	—	—	—

B-113

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 (continued)

	Units	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In whole $
CONTRACT ANNIVERSARY EDBR, LBR AND EARNINGS BENEFIT RIDER–YEARS 0 - 4 (offered April 15, 2002)
AllianceBernstein Large Cap Growth Portfolio Class B(4)(5)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
AllianceBernstein Global Technology Portfolio Class B(4)(5)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
AllianceBernstein Value Portfolio Class B(4)(6)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	1,021	8.42	8,601	2.50%	0.06%	-15.76%
AllianceBernstein Real Estate Investment Portfolio Class B(4)(9)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
American Century VP Capital Appreciation Fund Class 1(6)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	55	9.54	527	2.50%	0.00%	4.91%
2003	57	9.10	518	2.50%	0.00%	17.49%
2002	65	7.74	504	2.50%	0.00%	-22.56%
Davis Financial Portfolio(4)(9)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
Davis Real Estate Portfolio(4)(9)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
Davis Value Portfolio(4)(9)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—

B-114

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 (continued)

	Units	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In whole $
CONTRACT ANNIVERSARY EDBR, LBR AND EARNINGS BENEFIT RIDER–YEARS 0 - 4 (offered April 15, 2002)
Fidelity VIP Balanced Portfolio Service Class 2(4)(6)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
Fidelity VIP Contrafund Portfolio Service Class 2(6)
2006	315	$15.13	$4,769	2.50%	0.97%	8.67%
2005	337	13.93	4,694	2.50%	0.12%	13.75%
2004	351	12.24	4,299	2.50%	0.19%	12.29%
2003	357	10.90	3,889	2.50%	0.25%	25.02%
2002	1,017	8.72	8,867	2.50%	0.56%	-12.79%
Fidelity VIP Equity–Income Portfolio Service Class 2(6)
2006	335	$13.19	$4,413	2.50%	3.08%	16.95%
2005	358	11.28	4,036	2.50%	1.58%	2.95%
2004	564	10.95	6,178	2.50%	1.43%	8.47%
2003	576	10.10	5,820	2.50%	1.40%	26.80%
2002	207	7.96	1,646	2.50%	1.22%	-20.35%
Fidelity VIP Growth Portfolio Service Class 2(4)(6)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	208	9.24	1,925	2.50%	0.13%	0.56%
2003	215	9.19	1,979	2.50%	0.10%	29.25%
2002	225	7.11	1,602	2.50%	0.11%	-28.88%
Fidelity VIP Investment Grade Bond Portfolio Class 2(4)(9)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
Fidelity VIP Mid Cap Portfolio Service Class 2(6)
2006	19	$17.73	$344	2.50%	0.18%	9.61%
2005	33	16.17	530	2.50%	0.00%	15.09%
2004	74	14.05	1,042	2.50%	0.00%	21.56%
2003	113	11.56	1,304	2.50%	0.13%	34.82%
2002	—	—	—	—	—	—
Franklin Rising Dividends Securities Fund Class II(4)(9)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
Franklin Small Cap Value Securities Fund Class II(4)(9)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—

B-115

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 (continued)

	Units	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In whole $
CONTRACT ANNIVERSARY EDBR, LBR AND EARNINGS BENEFIT RIDER–YEARS 0 - 4 (offered April 15, 2002)
Templeton Growth Securities Fund Class 2(6)
2006	277	$14.50	$4,018	2.50%	1.22%	18.79%
2005	348	12.20	4,253	2.50%	1.27%	6.16%
2004	368	11.50	4,226	2.50%	1.24%	13.14%
2003	401	10.16	4,072	2.50%	1.48%	28.86%
2002	—	—	—	—	—	—
Janus Aspen Forty Portfolio Service Shares(4)(6)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
Janus Aspen Flexible Bond Portfolio Service Share(4)(6)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	77	11.32	872	2.50%	5.71%	1.13%
2003	80	11.19	892	2.50%	3.79%	3.59%
2002	83	10.80	901	2.50%	3.27%	8.02%
Janus Aspen Growth and Income Portfolio Service Shares(4)(6)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
Janus Aspen Mid Cap Growth Portfolio Service Shares(4)(6)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
Janus Aspen Worldwide Growth Portfolio Service Shares(4)(6)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
MFS Research Bond Series Service Class(4)(9)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
MFS Capital Opportunities Series Service Class(6)
2006	489	$10.59	$5,177	2.50%	0.19%	10.69%
2005	510	9.56	4,873	2.50%	0.56%	-1.05%
2004	513	9.67	4,963	2.50%	0.20%	9.30%
2003	516	8.84	4,566	2.50%	0.00%	23.96%
2002	—	—	—	—	—	—

B-116

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 (continued)

	Units	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In whole $
CONTRACT ANNIVERSARY EDBR, LBR AND EARNINGS BENEFIT RIDER–YEARS 0 - 4 (offered April 15, 2002)
MFS Emerging Growth Series Service Class(4)(6)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
MFS Investors Trust Series Service Class(6)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	1,081	7.85	8,484	2.50%	0.44%	-21.51%
MFS New Discovery Series Service Class(4)(6)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
MFS Strategic Income Series Service Class(4)(6)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
MFS Total Return Series Service Class(4)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
Prudential Jennison Portfolio Class II(4)(6)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
Van Kampen Life Investment Trust Government Portfolio Class II(4)(5)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	674	10.56	7,121	2.50%	4.34%	1.31%
2003	671	10.42	6,989	2.50%	3.17%	-1.03%
2002	—	—	—	—	—	—
Van Kampen Life Investment Trust Growth & Income Portfolio Class II(4)(5)
2006	—	—	—	—	—	—
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—

B-117

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 (continued)

(1)

These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(2)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests. The investment income ratio is annualized for a product designed in the initial year units are purchased. The average net assets are calculated based on month ending net assets balance of last thirteen months for 2006, 2005, and 2004. For 2003, the average net assets are calculated based on mortality and expense charges divided by annual rate of mortality and expense risk.

(3)

Total returns are not annualized for periods less than a year. These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

(4)	No contracts with this rider investing in this investment division.
(5)	Portfolio commenced operations on May 1, 2002.
(6)	Portfolio commenced operations on April 15, 2002.
(7)	Portfolio commenced operations on April 15, 2003.
(8)	Portfolio commenced operations on August 29, 2003.
(9)	Portfolio commenced operations on February 7,2005
(10)	Portfolio commenced operations on May 1, 2006.
(11)	Investment division assets transferred into AIM V.I. Capital Appreciation Fund Series I and Series II

B-118

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Directors of The Guardian Insurance & Annuity Company, Inc. and the Contract Owners of The Guardian Separate Account F:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the RS Core Equity VIP Series (formerly The Guardian Stock Fund), RS S&P 500 Index VIP Series (formerly The Guardian VC 500 Index Fund), RS Asset Allocation VIP Series (formerly The Guardian VC Asset Allocation Fund), RS High Yield Bond VIP Series (formerly The Guardian VC High Yield Bond Fund), RS Low Duration Bond VIP Series (formerly The Guardian VC Low Duration Bond Fund), RS Large Cap Value VIP Series (formerly The Guardian UBS VC Large Cap Value Fund), RS Partners VIP Series (formerly The Guardian UBS VC Small Cap Value Fund), RS Investment Quality Bond VIP Series (formerly The Guardian Bond Fund, Inc.), RS Cash Management VIP Series (formerly The Guardian Cash Fund, Inc.), Gabelli Capital Asset, RS International Growth VIP Series (formerly The Baillie Gifford International Growth Fund), RS Emerging Markets VIP Series (formerly The Baillie Gifford Emerging Markets Fund), RS Small Cap Core Equity VIP Series (formerly The Guardian Small Cap Stock Fund), Value Line Centurion Fund, Value Line Strategic Asset Management Trust, AIM V.I. Capital Appreciation Fund Series I (formerly AIM V.I. Aggressive Growth Fund Series I and AIM V.I. Growth Fund Series I), AIM V.I. Government Securities Fund Series I, AIM V.I. Core Equity Fund Series I (formerly AIM V.I. Premier Equity Fund Series I), AIM V.I. Capital Appreciation Fund Series II (formerly AIM V.I. Aggressive Growth Fund Series II and AIM V.I. Growth Fund Series II), AIM V.I. Basic Value Fund Series II, AIM V.I. Government Securities Fund Series II, AIM V.I. Mid Cap Core Equity Fund Series II, AIM V.I. Core Equity Fund Series II (formerly AIM V.I. Premier Equity Fund Series II), Alger American Leveraged AllCap Portfolio Class O, Alger American Leveraged AllCap Portfolio Class S, Alliance Bernstein Growth & Income Portfolio Class B, Alliance Bernstein Large Cap Growth Portfolio Class B, Alliance Bernstein Global Technology Portfolio Class B, Alliance Bernstein Value Portfolio Class B, Alliance Bernstein Real Estate Investment Portfolio Class B, American Century VP Capital Appreciation Fund Class I, Davis Financial Portfolio, Davis Real Estate Portfolio, Davis Value Portfolio, Fidelity VIP Balanced Portfolio Service Class 2, Fidelity VIP Contrafund Portfolio Service Class 2, Fidelity VIP Equity-Income Portfolio Service Class 2, Fidelity VIP Growth Portfolio Service Class 2, Fidelity VIP Investment Grade Bond Portfolio Service Class 2, Fidelity VIP Mid Cap Portfolio Service Class 2, Franklin Rising Dividends Securities Fund Class 2, Franklin Small Cap Value Securities Fund Class 2, Templeton Growth Securities Fund Class 2, Janus Aspen Forty Portfolio Service Shares, Janus Aspen Flexible Bond Portfolio Service Shares, Janus Aspen Growth and Income Portfolio Service Shares, Janus Aspen Mid Cap Growth Portfolio Service Shares, Janus Aspen Worldwide Growth Portfolio Service Shares, MFS Research Bond Series Service Class, MFS Capital Opportunities Series Service Class, MFS Emerging Growth Series Service Class, MFS Investors Trust Series Service Class, MFS New Discovery Series Service Class, MFS Strategic Income Series Service Class, MFS Total Return Series Service Class, Prudential Jennison Portfolio Class II, Van Kampen Life Investment Trust Government Portfolio Class II and Van Kampen Life Investment Trust Growth & Income Portfolio Class II investment divisions (constituting The Guardian Separate Account F) at December 31, 2006, the results of each of their operations for the year then ended and the changes in each of their net assets for the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of The Guardian Insurance & Annuity Company, Inc. management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of the underlying funds owned at December 31, 2006 by correspondence with the transfer agents of the investee mutual funds, provide a reasonable basis for our opinion.

March 15, 2007

New York, New York

B-119

THE GUARDIAN INSURANCE

& ANNUITY COMPANY, INC.

The Guardian Insurance & Annuity Company, Inc.

CONSOLIDATED BALANCE SHEETS

	As of December 31,
	2006	2005
	(In millions)
Assets:
Bonds, available for sale, at fair value (amortized cost $1,925 million; $2,050 million, respectively)	$1,912	$2,037
Affiliated mutual funds, available for sale, at fair value (cost $19 million; $17 million, respectively)	23	20
Trading securities at fair value (cost $1 million; and $17 million respectively)	1	18
Preferred stock, available for sale, at fair value (amortized cost $8 million; $7 million, respectively)	8	7
Policy loans	91	84
Cash and cash equivalents	380	303
Other invested assets	1	1

Total invested assets	2,416	2,470

Deferred policy acquisition costs	347	360
Investment income due and accrued	33	33
Other assets	61	54
Accounts receivable	17	24
Separate account assets	7,847	7,354

Total assets	$10,721	$10,295

Liabilities:
Future policy benefits and other policyholder liabilities	$2,206	$2,247
Due to parent and affiliated mutual funds	18	24
Federal income taxes payable	3	4
Net deferred tax liability	62	71
Accrued expenses and other liabilities	137	125
Separate account liabilities	7,847	7,354

Total liabilities	10,273	9,825

Stockholder’s equity:
Common stock, $125 par value, 20,000 shares authorized, issued and outstanding	2	2
Additional paid-in capital	173	182
Retained earnings	282	296
Accumulated other comprehensive loss, net of deferred taxes	(9)	(10)

Total stockholder’s equity	448	470

Total liabilities and stockholder’s equity	$10,721	$10,295

See notes to consolidated financial statements.

B-120

The Guardian Insurance & Annuity Company, Inc.

CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

	For the Years Ended December 31,
	2006	2005	2004
	(In millions)
Revenues:
Premiums	$9	$8	$10
Net investment income	114	104	96
Net realized gains on investments	—	5	3
Administrative service fees	238	233	220
Other (expense) income	(18)	(21)	(18)

Total revenues	343	329	311

Benefits and expenses:
Policyholder benefits	79	73	59
Amortization of deferred policy acquisition costs	96	83	86
Other operating costs and expenses	174	173	164

Total benefits and expenses	349	329	309

(Loss) income before income taxes and cumulative effect of a change in accounting principles	(6)	—	2

Federal income taxes:
Current expense (benefit)	4	(10)	(4)
Deferred (benefit) expense	(9)	4	(6)

Total federal income taxes	(5)	(6)	(10)

(Loss) income before cumulative effect of a change in accounting principles	(1)	6	12

Cumulative effect of a change in accounting principles, net of tax	—	—	(2)

Net (loss) income	(1)	6	10

Other comprehensive income (loss), net of tax:
Change in unrealized investment gains (losses), net of tax	1	(24)	(10)

Comprehensive income (loss)	$—	$(18)	$—

See notes to consolidated financial statements.

B-121

The Guardian Insurance & Annuity Company, Inc.

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER’S EQUITY

	For the Years Ended December 31,
	2006	2005	2004
	(In millions)
Common stock at par value, beginning of year	$2	$2	$2

Common stock at par value, end of year	2	2	2

Capital in excess of par value, beginning of year	182	182	182
Return of capital—transfer of GIS to The Guardian	(9)	—	—

Capital in excess of par value, end of year	173	182	182

Retained earnings, beginning of year	296	290	280
Net (loss) income	(1)	6	10
Dividends to parent—transfer of GIS to The Guardian	(13)	—	—

Retained earnings, end of year	282	296	290

Accumulated other comprehensive (loss) income, net of deferred taxes, beginning of year	(10)	14	24
Change in unrealized investment gains (losses), net of deferred taxes	1	(24)	(10)

Accumulated other comprehensive (loss) income, net of deferred taxes, end of year	(9)	(10)	14

Total stockholder’s equity, end of year	$448	$470	$488

See notes to consolidated financial statements.

B-122

The Guardian Insurance & Annuity Company, Inc.

CONSOLIDATED STATEMENTS OF CASH FLOWS

	For the Years Ended December 31,
	2006	2005	2004
	(In millions)
Operating activities:
Net (loss) income	$(1)	$6	$10
Adjustments to reconcile net income to net cash used in operating activities:
Net realized gains on investments	—	(5)	(3)
Changes in
Trading securities	(1)	56	—
Cumulative effect of a change in accounting principles, net of tax	—	—	2
Deferred policy acquisition costs	12	(31)	(8)
Investment income due and accrued	—	(2)	(2)
Other assets	(10)	4	43
Federal income taxes (recoverable) payable, net	(2)	20	(4)
Accounts receivable	7	14	(18)
Separate accounts, net	—	57	63
Future policy benefits and other policyholder liabilities	34	49	96
Due to parent and affiliated mutual funds	(2)	(15)	3
Deferred federal income taxes, net	(8)	(7)	(13)
Accrued expenses and other liabilities	13	4	(39)
Other	(7)	2	(3)

Net cash provided by operating activities	35	152	127

Investment activities:
Proceeds from investments sold or matured
Bonds	493	447	394
Other items, net	1	—	—
Investments purchased
Bonds	(369)	(469)	(709)
Affiliated mutual funds	(2)	—	(8)
Preferred stocks	—	—	(7)
Transfer of GIS to The Guardian	(6)	—	—
Other items, net	—	(2)	(5)

Net cash provided by (used in) investing activities	117	(24)	(335)

Financing activities:
Additions to policyholder contract deposits	228	229	261
Withdrawals from policyholder contract deposits	(303)	(191)	(211)

Net cash (used in) provided by financing activities	(75)	38	50

Net increase (decrease) in cash	77	166	(158)
Cash and cash equivalents, at beginning of year	303	137	295

Cash and cash equivalents, at end of year	$380	$303	$137

Supplemental disclosure:
Federal income taxes (recovered) paid	$(5)	$(23)	$1

See notes to consolidated financial statements.

B-123

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  ORGANIZATION

The Guardian Insurance & Annuity Company, Inc. (“GIAC” or the “Company”) is a wholly owned subsidiary of The Guardian Life Insurance Company of America (The Guardian). The Company, domiciled in the state of Delaware, is licensed to conduct life and health insurance business in all fifty states and the District of Columbia. The Company’s primary business is the sale of variable deferred annuity contracts and variable and term life insurance policies. For variable products, other than 401(k) products, contracts are sold by insurance agents who are licensed by GIAC and are either Registered Representatives of Park Avenue Securities LLC (“PAS”) or other broker dealer firms that have entered into sales agreements with GIAC. The Company’s general agency distribution system is used for the sale of other products and policies.

PAS, a wholly owned subsidiary of the Company, is a registered broker dealer under the Securities and Exchange Act of 1934. PAS was established as a broker dealer during 1999 and has assumed the registered representatives formerly affiliated with Guardian Investor Services LLC (“GIS”).

On August 31, 2006, the Company, under a corporate restructuring, transferred 100% of GIS’ shares to its parent, The Guardian. As a result of the transfer, the Company recognized a return of contributed capital of $9 million and dividend to parent of $13 million.

GIS is a registered broker-dealer under the Securities Exchange Act of 1934, a member of the National Association of Securities Dealers, Inc., and a registered investment adviser under the Investment Adviser Act of 1940. GIS operates as the distributor and underwriter for GIAC’s variable products and, until October 9, 2006, served as investment adviser to certain affiliated mutual funds sponsored by The Guardian which are investment options for the variable products. Effective October 9, 2006, all Guardian sponsored mutual funds were transferred to the RS variable products funds (see note 10) and as a result, RS Investments Management Co. LLC (“RS Investments”), a subsidiary of GIS, has replaced GIS as the investment advisor on these mutual funds. GIS serves as a sub adviser to the fixed income, asset allocation and index funds.

The Company, in agreement with Baillie Gifford Overseas Ltd., has an equity ownership interest in a company—Guardian Baillie Gifford Ltd. (“GBG”)—that is organized as a corporation in Scotland. GBG is registered in both the United Kingdom and the United States to act as an investment sub adviser for the RS International Growth VIP Series (“RSIGS”) (formerly known as The Baillie Gifford International Growth Fund), the RS Emerging Markets VIP Series (“RSEMS”) (formerly known as Baillie Gifford Emerging Markets Fund), RS International Growth Fund (“RSIGF”) (formerly known as The Guardian Baillie Gifford International Growth Fund) and RS Emerging Markets Fund (“RSEMF”) (formerly known as The Guardian Baillie Gifford Emerging Markets Fund). Effective October 9, 2006, GBG serves as the sole investment adviser to these funds. These funds are offered in the U.S. as investment options under certain variable annuity contracts and variable life policies.

The Company has established eighteen insurance separate accounts primarily to support the variable annuity and life insurance products it offers. The majority of the separate accounts are unit investment trusts registered under the Investment Company Act of 1940. Proceeds from the sale of variable products are invested through these separate accounts in certain mutual funds specified by the contractholders. Of these separate accounts, the Company maintains two separate accounts whose sole purpose is to fund certain employee benefit plans of The Guardian.

Pursuant to agreement with the New York State Insurance Department, the Company had an Annuitant Mortality Fluctuation Fund (“AMFF”), a contingency fund, which served to insure the reserves held for contracts in the payout period would be adequate. The Company maintained assets in each of its separate accounts for the mortality risk associated with contracts and was invested in either the Guardian Cash Fund or Guardian Stock Fund subdivision of each separate account. The New York State Insurance Department has granted the Company permission to terminate the Annuity Mortality Fluctuation Fund as of June 30, 2005. The AMFF balance was redeemed from the various separate accounts and transferred to the general account of the Company and was invested in bonds.

B-124

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(continued)

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying consolidated financial statements include the accounts of GIAC and its majority-owned subsidiaries. As described in note 1, GIS was a consolidated subsidiary of the Company until August 31, 2006. These consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Intercompany balances and transactions have been eliminated.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and assumptions. Some of the key estimates are in the development of policy reserves and deferred policy acquisition costs, including mortality, morbidity, lapse, expense and investment experience. Actual future results could differ from these assumptions and estimates. The Company regularly invests in mortgage loans, mortgage-backed securities and other securities subject to prepayment and/or call risk. Significant changes in prevailing interest rates and/or geographic conditions may adversely affect the timing and amount of cash flows on such securities, as well as their related values. In addition, the amortization of market premium and accretion of market discount for mortgage-backed securities is based on historical experience and estimates of future payment experience underlying mortgage loans. Actual prepayment timing could differ from original estimates resulting in adjustments to asset values and amortization or accretion recorded in future periods.

Investments

Bonds, preferred stocks and affiliated mutual funds are classified as “available for sale” and are carried at estimated fair value. Changes in unrealized gains and losses on investments, net of income tax are included in a separate component of equity, “Accumulated other comprehensive (loss) income.” The investment portfolio is reviewed for investments that may have experienced a decline in value considered to be other-than-temporary. The Company considers several factors in determining if an other-than-temporary decline exists: duration and extent to which the value of the security has been less than cost; financial condition of the issuer; the near term prospects for recovery of the market value of a security; and the intent and ability of the Company to hold the security to allow for an anticipated recovery in value. Impairments that are considered other-than-temporary are included in “Net realized gains on investments.”

Trading securities are carried at fair value (see note 10). Changes in fair value of these securities are reported in “Other (expense) income” in the Consolidated Statements of Income and Comprehensive Income.

Derivative Financial Instruments are entered into in the normal course of business to reduce the Company’s exposure to fluctuations in foreign currency exchange rates and market volatility. These hedging strategies include the use of forwards, futures, put contracts and swaps. Foreign currency forwards, swaps and put contracts are reported at fair market value in “Accrued expenses and other liabilities” in the Consolidated Balance Sheets. Changes in fair value are reported in “Net realized gains on investments” in the Consolidated Statements of Income and Comprehensive Income.

Policy loans are stated at unpaid principal balance. The carrying amount approximates fair value since loans on policies have no defined maturity date and reduce the amount payable at death or at surrender of the contract.

Cash and cash equivalents include cash on hand and highly liquid debt instruments with a maturity of three months or less when purchased.

Other invested assets consist primarily of mortgage loans and amounts due from brokers for unsettled sales. The mortgage loans are stated at amortized cost.

Net realized gains on investments

Net realized gains on investments are computed using the specific identification method. Costs of bonds and affiliated mutual funds are adjusted for impairments considered other-than-temporary and such losses on investments are

B-125

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(continued)

included in “Net realized gains on investments.” Allowances for losses on mortgage loans are netted against asset categories to which they apply and provisions for losses on investments are included in “Net realized gains on investments.” Changes in the fair value of trading securities are included in “Net realized gains on investments.” Changes in the fair value of derivatives are included in “Net realized gains on investments.”

Deferred policy acquisition costs

Costs associated primarily with new insurance business that are deferred, to the extent such costs are deemed recoverable from future profits, are recorded as deferred policy acquisition costs. Such costs include certain commissions, costs of policy issuance and underwriting, and certain variable field office expenses. Deferred policy acquisition costs are subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period. Deferred policy acquisition costs, for certain products, are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in “Accumulated other comprehensive (loss) income”.

For variable life and annuity investment-type products, deferred policy acquisition costs are amortized over the shorter of the expected average life of the contracts or twenty five years. Using a reversion to the mean approach for market returns, gross profits arise principally from investment results, mortality and expense margins and surrender charges as well as expenses and benefit claims based on both actual results and anticipated future experience. The average long term rate of assumed gross investment yield used in estimating expected gross profit was 6.55% to 8.27% at December 31, 2006. The effect on the amortization of deferred policy acquisition costs of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. During 2006, the Company changed the lapse assumptions used in the DAC calculation related to individual annuity products from an aggregate level lapse rate to one that varied based on the contract duration and product (see note 4).

For life insurance products, deferred policy acquisition costs are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods are for the estimated life of the policy.

Other assets

Other assets consist primarily of deferred, uncollected and unpaid premiums, reinsurance recoverables and receivables from custodians.

Accounts receivable

Accounts receivable consist primarily of fees receivable from separate accounts.

Separate account assets and liabilities

Separate account assets and liabilities are reported at estimated fair value and represent policyholder funds maintained in accounts having specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. Investment risks associated with market value changes are generally borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain separate account products. The investment results of separate accounts are reflected in separate account liabilities.

Future policy benefits and other policyholder liabilities

The methods and assumptions used to establish the Company’s reserve for future policy benefits and other policyholder liabilities are disclosed in Note 5, “Policyholders’ Liabilities.”

Insurance revenue and expense recognition

Insurance revenue and expenses consist of premiums and benefits. Premiums for term life and certain annuity insurance products are recognized as revenue when due and collected. The reserve for future policy benefits has been provided on a net-level premium method based upon estimated investment yields, mortality, and other assumptions

B-126

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(continued)

which were appropriate at the time the policies were issued. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Revenues for variable life and for individual and group variable annuity products consist of net investment income, cost of insurance and policy administration and surrender charges that have been earned and assessed against policyholder account balances during the period. Policy benefits and claims that are charged to expense include benefits and claims incurred in the period in excess of related policy account balances, maintenance costs and interest credited to policyholder account balances. The policyholder account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

Certain annuity contracts, such as those including provisions for guaranteed minimum death benefits, provide the holder a guarantee that the benefit received upon death will be no less than a minimum prescribed amount that is based upon net deposits to the contract, or the highest historical account value on a contract anniversary. In 2005, the Company introduced additional annuity contracts that provide the holder with a guaranteed minimum withdrawal benefit (“GMWB”) prior to the annuitization date; the holder may take withdrawals up to a Guaranteed Withdrawal Amount (“GWA”) until the Guaranteed Withdrawal Benefit (“GWB”) is depleted, even if the Accumulation Value of the Basic Contract reduces to zero. The Company bears the risk that protracted under-performance of the financial markets could result in guaranteed minimum death or withdrawal benefits being higher than what accumulated policyholder account balances would support. At December 31, 2006 and 2005, the Company maintained reserves of $5 million and $5 million, respectively representing the Company’s estimate of the present value of the expected claims over the present value of the expected valuation premiums (i.e. percent of rider fees to cover the liability). The determination of this liability is based on models which involve numerous estimates, and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender rate and mortality experience.

Premiums, benefits and expenses are stated net of reinsurance ceded to other companies. Estimated reinsurance receivables and the cost of reinsurance are recognized over the life of the reinsured policies, using assumptions consistent with those used to account for the underlying policies.

Federal income taxes

The Company records current and deferred income taxes. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based upon the difference between financial statement carrying amounts and the income tax basis of assets and liabilities using enacted income tax rates and laws.

Statutory accounting

Insurance companies domiciled in Delaware are required to prepare statutory basis financial statements in accordance with the new National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures manual (“NAIC Codification Accounting Practices”).

Financial statements prepared in accordance with GAAP vary from financial statements prepared on statutory basis (“STAT”) primarily because under STAT: 1) costs related to acquiring business, principally commissions and certain policy issue expenses, are charged to income in the year incurred; 2) life insurance and annuity reserves are based on statutory mortality and interest requirements, without consideration of withdrawals and company experience; 3) life insurance enterprises are required to establish a formula-based asset valuation reserve (“AVR”) by a direct charge to surplus to offset potential investment losses; 4) realized gains and losses resulting from changes in interest rates on fixed income investments are deferred in the interest maintenance reserve (“IMR”) and amortized into investment income over the remaining life of the investment sold; 5) bonds are carried principally at amortized cost; 6) certain reinsurance transactions are accounted for as reinsurance for statutory purposes and as financing transactions under GAAP, and assets and liabilities are reported net of reinsurance for statutory purposes and gross of reinsurance for GAAP; 7) certain “non-admitted assets” (uncollected premiums, advances to agent balances and interest maintenance reserve) must be excluded under statutory reporting through a charge to surplus, 8) investments in common stock of the Company’s wholly-owned subsidiaries are accounted for using the equity method, where earnings of such subsidiaries are

B-127

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(continued)

recognized in income only when dividends are declared, 9) annuity and certain insurance premiums are recognized as premium income and 10) deferred federal income taxes are provided for temporary differences between tax and book assets and liabilities as they are under GAAP except for deferred tax assets, which are admitted assets only if they are recoverable within one year. Non-admitted deferred tax assets are recorded in surplus. Changes in deferred tax balances are recorded in surplus. The effect on the financial statements of the Company from the differences between GAAP and STAT are material to the Company and are disclosed in Note 8.

Recent Accounting Pronouncements

In September 2005, AcSEC of the AICPA issued Statement of Position 05-1 (“SOP”), “Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts.” SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in Statement of Financial Accounting Standards (“SFAS”) No. 97. The SOP defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. This SOP is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company adopted SOP 05-1 on January 1, 2007. There is no material impact of SOP 05-1 on the Company’s consolidated financial position and results of operations.

In February 2006, the FASB issued SFAS No. 155, “Accounting for Certain Hybrid Instruments.” This statement provides an election, on an instrument-by-instrument basis, to measure at fair value an entire hybrid financial instrument that contains an embedded derivative requiring bifurcation, rather than measuring only the embedded derivative on a fair value basis. This statement also removes an exception from the requirement to bifurcate an embedded derivative feature from a beneficial interest in securitized financial assets. The Company plans to adopt this guidance effective January 1, 2007. Adoption of this guidance will not have a material effect on the Company’s consolidated financial statements as the Company is in the process of determining whether there are any hybrid instruments for which the Company will elect the fair value option has elected to continue to bifurcate the embedded derivatives contained in any of the hybrid instruments that it holds.

The Financial Accounting Standards Board (the “FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement No. 109” (“FIN 48”), dated June 2006. The interpretation requires companies to recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The amount recognized would be the amount that represents the largest amount of tax benefit that is greater than 50% likely of being ultimately realized. A liability would be recognized for any benefit claimed, or expected to be claimed, in a tax return in excess of the benefit recorded in the financial statements, along with any interest and penalty (if applicable) on the excess. FIN 48 will require a tabular reconciliation of the change in the aggregate unrecognized tax benefits claimed, or expected to be claimed, in tax returns and disclosure relating to accrued interest and penalties for unrecognized tax benefits. Discussion will also be required for those uncertain tax positions where it is reasonably possible that the estimate of the tax benefit will change significantly in the next 12 months. FIN 48 is effective for fiscal years beginning after December 15, 2006. Adoption of FIN 48 is not expected to have a material impact on the Company’s consolidated financial statements.

In September 2006, the FASB issued SFAS No. 157, “Fair Value Measurements.” This Statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and requires additional disclosures about fair value measurements. This Statement does not require any new fair value measurements, but the application of this Statement could change current practices in determining fair value. The Company plans to adopt this guidance effective January 1, 2008. The Company is currently assessing the impact of SFAS No. 157 on the Company’s consolidated financial statements.

In February 2007, the FASB issued SFAS No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities–Including an amendment of FASB Statement No. 115.” This Statement permits entities to choose to measure many financial instruments and certain other items at fair value. The objective is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. This Statement is effective as of the beginning

B-128

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(continued)

of an entity’s first fiscal year that begins after November 15, 2007, although early adoption is permitted under certain circumstances. Companies shall report the effect of the first remeasurement to fair value as a cumulative-effect adjustment to the opening balance of retained earnings. The Company plans to adopt this guidance effective January 1, 2008. The Company is currently assessing items to which the Company may apply the fair value option and the impact on the Company’s consolidated financial statements.

Reclassifications:

Certain amounts in prior years have been reclassified to conform to the current year presentation.

3.  INVESTMENTS

Securities

The following tables provide additional information relating to the cost basis and estimated fair value of bonds, preferred stock and affiliated mutual funds as of December 31:

December 31, 2006	Amortized Cost	Gross Unrealized		Estimated Fair Value
		Gains	(Losses)
		(In millions)
U.S. Government	$4	$—	$—	$4
All other Government	33	—	—	33
Political Subdivisions	1	—	—	1
Special Revenue	32	—	—	32
Public Utilities	290	3	(5)	288
Industrial and Miscellaneous	1,565	10	(21)	1,554

Total Bonds	$1,925	$13	$(26)	$1,912

Preferred Stocks	$8	$—	$—	$8

Affiliated Mutual Funds*	$19	$4	$—	$23

December 31, 2005	Amortized Cost	Gross Unrealized		Estimated Fair Value
		Gains	(Losses)
		(In millions)
U.S. Government	$5	$—	$—	$5
All other Government	33	—	—	33
Political Subdivisions	9	—	—	9
Special Revenue	30	—	—	30
Public Utilities	352	5	(4)	353
Industrial and Miscellaneous	1,621	12	(26)	1,607

Total Bonds	$2,050	$17	$(30)	$2,037

Preferred Stocks	$7	$—	$—	$7

Affiliated Mutual Funds*	$17	$3	$—	$20

*	Cost basis

B-129

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(continued)

The amortized cost and estimated fair value of bonds as of December 31, 2006 by contractual maturity is shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations.

	Amortized Cost	Estimated Fair Value
	(In millions)
Due in one year or less	$—	$—
Due after one year through five years	1,278	1,272
Due after five years through ten years	430	423
Due after ten years	91	93
Sinking fund bonds, mortgage backed securities and asset backed securities	126	124

Total	$1,925	$1,912

Proceeds from sales and maturities of investments in bonds amounted to $493 million, $447 million and $394 million in 2006, 2005 and 2004, respectively. Gross gains of $3 million, $6 million and $4 million and gross losses of $2 million, $3 million and $1 million were realized on sales and prepayments of bonds in 2006, 2005 and 2004, respectively.

There were no sales of affiliated mutual funds or preferred stocks in 2006, 2005 or 2004.

Unrealized losses:

The Company’s investments’ gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2006 and 2005, are as follows:

December 31, 2006	Less than 12 months		12 months or more		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In millions)
U.S. Government	$—	$—	$3	$—	$3	$—
All Other Government	16	—	12	—	28	—
Political Subdivisions	—	—	1	—	1	—
Special Revenue	1	—	29	—	30	—
Public Utilities	50	(1)	160	(4)	210	(5)
Industrial and Miscellaneous	434	(3)	751	(18)	1,185	(21)

Total Bonds	$501	$(4)	$956	$(22)	$1,457	$(26)
Preferred Stocks	—	—	5	—	5	—

Total Temporarily Impaired Securities	$501	$(4)	$961	$(22)	$1,462	$(26)

December 31, 2005	Less than 12 months		12 months or more		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In millions)
U.S. Government	$—	$—	$3	$—	$3	$—
All Other Government	16	—	11	—	27	—
Political Subdivisions	—	—	10	—	10	—
Special Revenue	10	—	18	—	28	—
Public Utilities	185	(3)	46	(1)	231	(4)
Industrial and Miscellaneous	945	(17)	242	(9)	1,187	(26)

Total Bonds	$1,156	$(20)	$330	$(10)	$1,486	$(30)
Preferred Stocks	5	—	—	—	5	—

Total Temporarily Impaired Securities	$1,161	$(20)	$330	$(10)	$1,491	$(30)

B-130

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(continued)

The Company’s investment portfolio includes individual securities which are in an unrealized loss position and have not been recognized as other than temporary impairments. There were four hundred one securities in an unrealized loss position for greater than 12 months with a book value of $983 million and a fair value of $961 million as of December 31, 2006. There were one hundred thirty three securities in an unrealized loss position for greater than 12 months with a book value of $340 million and a fair value of $330 million as of December 31, 2005.

In reaching the conclusion that these impairments are not other-than temporary, management considered many factors including: duration and severity of impairment, cash flow, investment sector stability, credit worthiness, financial condition of issuer, and intent and ability to hold to allow for recovery in value.

GMWB

The Company offers certain variable annuity products with a guaranteed minimum withdrawal benefit (“GMWB”). In order to minimize the volatility associated with the GMWB, the Company has established a hedge strategy to manage this risk. In 2005, the Company began hedging its GMWB exposures using Standard and Poors (“S&P”) 500 and US Treasury futures contracts. The Company held contracts purchased to hedge the GMWB exposures of $95 million and $5 million as of December 31, 2006 and 2005, respectively. For the years ended December 31, 2006 and 2005, net realized capital gains (losses) included the change in the market value of both the value of the embedded derivative related to the GMWB liability and the related derivative contracts purchased as economic hedges; the net effect were losses of $1 million in 2006.

Special Deposits

Assets of $4 million and $4 million at December 31, 2006 and 2005 were on deposit with governmental authorities or trustees as required by certain insurance laws. These amounts are included in “Bonds” in the Consolidated Balance Sheets.

Repurchase Agreements

The Company has entered into repurchase agreements whereby securities will be resold at a specified date and price. Assets of $44 million and $28 million are included in the Consolidated Balance Sheets as cash and cash equivalents as of December 31, 2006 and 2005, respectively, and are subject to repurchase. The Company’s policy requires a minimum of 102% of the fair value of the borrowed securities as collateral, calculated on a daily basis, in the form of either cash or securities.

Investment Income and Investment Gains and Losses

Net investment income arose from the following sources for the years ended December 31:

	2006	2005	2004
	(In millions)
Bonds	$95	$94	$87
Affiliated mutual funds	4	4	5
Policy loans	5	4	4
Cash equivalents and short term investments	13	4	2

Gross investment income	117	106	98
Less: Investment expenses	(3)	(2)	(2)

Net investment income	$114	$104	$96

B-131

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(continued)

Net realized gains on investments for the years ended December 31 were from the following sources:

	2006	2005	2004
	(In millions)
Bonds	$—	$1	$2
Trading Securities	1	4	1
Other	(1)	—	—

Net realized gains on investments	$—	$5	$3

The Company recorded losses for investments that have experienced a decline in value considered to be other than temporary in the amount of $1 million and $1 million during 2006 and 2005, respectively. No such losses were recorded in 2004.

Accumulated Other Comprehensive (Loss) Income

Accumulated other comprehensive (loss) income consists of net unrealized investment gains (losses) on securities available for sale. Changes in this amount include reclassification adjustments to avoid double-counting in comprehensive income items that are included as part of net income for a period that also had been a component of “Other comprehensive income” in earlier periods.

	Unrealized Gains (Losses) on Investments	Impact of Unrealized Gains (Losses) on Deferred Policy Acquisition Costs	Deferred Income Tax (Liability) Benefit	Accumulated Other Comprehensive Income (Loss) Related to Net Unrealized Investment Gains (Losses)
	(In millions)
Balance, December 31, 2003	$72	$(35)	$(13)	$24
Net unrealized investments gains (losses) on investments arising during period	(44)	—	15	(29)
Reclassification adjustments for (gains) losses included in net income	15	—	(5)	10
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs	—	13	(4)	9

Balance, December 31, 2004	43	(22)	(7)	14
Net unrealized investments gains (losses) on investments arising during period	(76)	—	26	(50)
Reclassification adjustments for (gains) losses included in net income	15	—	(5)	10
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs	—	25	(9)	16

Balance, December 31, 2005	(18)	3	5	(10)
Net unrealized investments gains (losses) on investments arising during period	(16)	—	5	(11)
Reclassification adjustments for (gains) losses included in net income	18	—	(6)	12
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs	—	—	—	—

Balance, December 31, 2006	$(16)	$3	$4	$(9)

B-132

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(continued)

4.  DEFERRED POLICY ACQUISITION COSTS

The balances of and changes in deferred policy acquisition costs (“DAC”) as of and for the years ended December 31 are as follows:

	2006	2005	2004
	(In millions)
Balance, beginning of year	$360	$329	$321
Capitalization of deferrable expenses	59	60	55
Amortization	(96)	(83)	(90)
Change in unrealized investment (losses) gains, net	(1)	25	13
Interest on DAC	25	29	30

Balance, end of year	$347	$360	$329

During 2006, the Company recorded a $24 million decrease in DAC as a result of changes to product allocations and lapse rate assumptions. There were no changes in 2005. In 2004, the Company recorded $11 million of additional annuitizations reflecting lower estimates due to increased level of amortization of deferred annuity contracts.

5.  POLICYHOLDERS’ LIABILITIES

The balances of future policy benefits and policyholders’ account balances and separate account liabilities at December 31 are follows:

	2006	2005
	(In millions)
Future policy benefits
Life insurance	$—	$1
Annuities	464	373

Future policy benefits	464	374

Policyholders’ account balances
Individual annuities	1,378	1,511
Group annuities	257	259
Variable life	107	103

Policyholders’ account balances	1,742	1,873

Total future policy benefits and policyholders’ account balances	$2,206	$2,247

Separate account liabilities
Individual annuities	4,763	4,372
Group annuities	2,485	2,430
Variable life	599	552

Total separate account liabilities	$7,847	$7,354

The following table highlights the key assumptions generally utilized in calculating liabilities for future policy benefits:

Product	Mortality	Interest Rate	Estimation Method
Life insurance	Based on Company’s experience, established at issue	4.00%	Present value of future benefit payments and related expenses less the present value of future net premiums
Individual and immediate annuities	SA, 1971, 1983a, A2000 morality tables with certain modifications	4.00%	Present value of expected future payments based on historical experience

B-133

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(continued)

Premium deficiency reserves are established, if necessary, when the liability for future policy benefits plus the present value of expected future gross premiums are determined to be insufficient to provide for expected future policy benefits and expenses and to recover any unamortized policy acquisition costs. The Company had no premium deficiency reserves as of December 31, 2006 and 2005.

Policyholders’ account balances for investment-type contracts represent an accumulation of gross premium payments plus credited interest less withdrawals, expenses and mortality charges. The carrying value approximates fair value.

Certain contract provisions that determine the policyholders’ account balances are as follows:

Product	Credited Fixed Interest Rates	Withdrawal/Surrender Charges
Individual annuities	3.10% to 5.70%	Declining to zero over 4 to 7 years.
Group annuities	2.50% to 5.15%	Contractually agreed upon rates, declining to zero over a maximum of 9 years.
Variable life	4.00%	Declining to zero over 10 to 15 years.

Guaranteed Minimum Benefits

The Company issues variable annuity contracts with guarantees. For guarantees of amounts in the event of death or income benefit, the net amount at risk is defined as the current Guaranteed Minimum Death Benefit (“GMDB”) or Guaranteed Minimum Income Benefit (“GMIB”) in excess of the current account balance at the Consolidated Balance Sheet date. For guarantees of withdrawal benefits, the net amount at risk is defined as the guaranteed remaining balance in excess of the current account balance at the Consolidated Balance Sheet date.

The Company issues certain variable annuity contracts with GMDB features that guarantee either:

a)	Return of deposits: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals).

b)	Ratchet: the benefit is greatest of the current account value, premiums paid (adjusted for withdrawals) or the highest account value on any contractually specified anniversary up to contractually specified ages (adjusted for withdrawals).

The following chart provides the account value, net amount at risk and average attained age of contractholders at December 31, 2006 and 2005 for GMDBs (In millions):

	In the Event of Death
	2006	2005
Account Value	$5,544	$5,282
Net amount at risk	$153	$272
Average attained age of contractholders	61	61

The following summarizes the liabilities for guarantees on variable contracts reflected in the general account in future policy benefits in the accompanying Consolidated Balance Sheet (In millions):

	2006	2005
Balance at January 1	$5	$4
Incurred guarantee benefits	2	4
Paid guarantee benefits	(2)	(3)

Balance at December 31	$5	$5

The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments.

B-134

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(continued)

The GMIB liability, determined by estimating the cumulated value of a percentage of the total assessments to date, were $1 million and $0.4 million as of December 31, 2006 and 2005, respectively. Changes in the GMDB and GMIB liabilities is recorded in policyholder benefits in the Company’s Consolidated Statements of Income and Comprehensive Income. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

The following assumptions and methodology were used to determine the GMDB liability at December 31, 2006:

•	Data used was based on 100 investment performance scenarios selected to represent 1,000 stochastically generated investment performance scenarios.

•	Mean investment performance assumption was 8.5%.

•	Volatility assumption was 14.00%.

•	Mortality was assumed to be 100% of the Annuity 2000A table with a 50/50 male/female blend using the pivot age of 65.

•

The base annual lapse rate used in the Company’s analysis was 13%. For the contracts, where the ratio of GMDB to the Account Value is greater than 100%, but less than 120%, the Company assumed a lapse rate equal to 90% of the base annual lapse rate. For the contracts where the GMDB to the Account Value exceeds 120%, the Company assumed a lapse ratio of 70% of the base annual lapse rate.

•	Interest rate for present value calculations was 6.5%.

The aggregate fair value of assets, (including the general and separate account fund options), held by variable annuity products that are subject to GMDB benefits and guarantees at December 31, 2006 and 2005 were $6,241 million and $5,972 million, respectively.

The Company issues certain variable annuity contracts with GMWB features that guarantee an annual withdrawal benefit up to a Guaranteed Withdrawal Amount until the Guaranteed Withdrawal Benefit is depleted, even if the Accumulation Value is reduced to zero through a combination of market declines and withdrawals. The GMWB represents an embedded derivative under SFAS 133 which is reported separately from the host variable annuity contract. It is carried at fair value and reported in other policyholder liabilities. Changes in the fair value of the embedded derivative are recorded in “Net realized gains on investments.” The fair value of the GMWB obligations is calculated based on actuarial assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. Because of the dynamic and complex nature of these cash flows, stochastic techniques under a variety of market return scenarios and other best estimate assumptions are used. Estimating these cash flows involves numerous estimates and subjective judgments, including those regarding expected market rates of return, market volatility, correlations of market returns and discount rates.

As of December 31, 2006 and 2005, annuities with the GMWB rider have an account value of $388 million and $68 million and a GWB of $370 million and $67 million, respectively.

6.  REINSURANCE

The Company participates in reinsurance in order to provide greater diversification of business, provide additional capacity for future growth and limit the maximum net loss potential arising from large risks. The Company has entered into cession agreements on a coinsurance, modified coinsurance and yearly renewable term basis with affiliated and non-affiliated companies. Ceded balances would represent a liability to the Company in the event the reinsurers were unable to meet their obligations to the Company under the terms of the reinsurance agreements. The Company periodically reviews the financial condition of its reinsurers and amounts recoverable there from, recording an allowance when necessary for uncollectible reinsurance. Reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured long-duration contracts are accounted for over the life of the underlying reinsured contracts using assumptions consistent with those used to account for the underlying contracts. The cost of reinsurance related to short-duration contracts is accounted for over the reinsurance contract period.

B-135

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(continued)

The following indicates the volume of reinsurance amounts on total premiums included in the Consolidated Statements of Income and Comprehensive Income for the years ended December 31:

	2006	2005	2004
	(In millions)
Short duration contracts:
Direct premiums	$1	$1	$3
Reinsurance ceded	(1)	(1)	(3)

Premiums	$—	$—	$—

	2006	2005	2004
	(In millions)
Long duration contracts:
Direct premiums	$71	$73	$79
Reinsurance Assumed	1	2	—
Reinsurance ceded	(65)	(65)	(69)

Premiums	$7	$10	$10

As of December 31, 2006 and 2005, reinsurance recoverables in the Company’s Consolidated Balance Sheets were $13 million and $12 million.

7.  FEDERAL INCOME TAXES

The Company, PAS, and GIS, are included in the consolidated federal income tax return with Guardian Life and with certain of its domestic insurance and non-insurance subsidiaries. The consolidated income tax liability is allocated among the members of the group in accordance with a tax allocation agreement. The tax allocation agreement provides that each member of the group is allocated its share of the consolidated tax provision or benefit, determined generally on a separate company basis, but may, where applicable, recognize the tax benefits of net operating losses or capital losses utilizable in the consolidated group. Intercompany tax balances are settled quarterly on an estimated tax basis with a final settlement within 30 days of filing of the consolidated return.

The Company recognizes deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Deferred tax assets and liabilities are determined based on the differenced between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect on tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is recorded if it is more likely than not that any portion of the deferred tax asset will not be realized.

The components of income tax (benefit) for the years ended December 31 were as follows:

	2006	2005	2004
	(In millions)
Federal income tax (benefit):
Current tax	$4	$(10)	$(4)
Deferred tax	(9)	4	(6)

Total	$(5)	$(6)	$(10)

B-136

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(continued)

Deferred tax assets and liabilities at December 31 resulted from the items listed in the following table:

	2006	2005
	(In millions)
Deferred tax assets:
Separate account allowances	$31	$28
DAC Proxy	18	20
Investments	3	4
Other	2	3
Reserves	6	—

Gross deferred tax assets	60	55

Deferred tax liabilities:
DAC	122	126

Gross deferred tax liabilities	122	126

Net deferred tax liability	$62	$71

The Company’s management has concluded that the gross deferred income tax assets are more likely than not to be realized. Therefore, no valuation allowance has been provided.

At December 31, 2006, the Company did not have any unused net operating loss carryforwards available to offset against future taxable income.

The Company’s income tax (benefit) expense differs from the amount computed by applying the expected federal income tax rate of 35% to income from continuing operations before income taxes for the following reasons:

	2006	Effective Tax Rate	2005	Effective Tax Rate	2004	Effective Tax Rate

		(In millions)
Expected taxes on pre-tax (loss) income	$(2)	35%	$—	0%	$1	35%
Permanent adjustments:
Dividends received deduction	(11)	187%	(8)	0%	(11)	-385%
Other	8	-135%	2	0%	—	0%

Total income tax (benefit)	$(5)	87%	$(6)	0%	$(10)	-350%

The Company’s Federal income tax returns are routinely examined by the Internal Revenue Service (the “Service”) and provisions are made in the financial statements in anticipation of the results of these audits. The Service has completed all examinations of the consolidated federal income tax returns through 2002. There were no material effects on the Company’s consolidated results of operations as a result of these audits. Management believes that sufficient provisions have been made for potential adjustments.

8.  STATUTORY CAPITAL AND SURPLUS AND INCOME

Applicable insurance department regulations require that the Company prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the Delaware Department of Insurance. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefits using different actuarial and interest assumptions, limiting deferred taxes and valuing securities on a different basis.

Under the Delaware Insurance Law, the maximum amounts of distributions which can be made to the Company’s parent in any given year, without prior approval by the Delaware Commissioner of Insurance, is equal to the greater of (i) 10% of the Company’s surplus as of December 31 of the preceding calendar year, or (ii) the net gain from operations

B-137

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(continued)

for the preceding calendar year (excluding realized investment gains). Any dividends paid, whether or not in excess of the aforementioned threshold, from a source other than statutory earned surplus also requires the prior approval of the Delaware Commissioner of Insurance. At December 31, 2006, the maximum amount of dividends the Company could pay The Guardian in 2007 without prior approval from the state insurance regulatory authorities was $23 million.

The following reconciles the consolidated GAAP net income of the Company to statutory net income as reported to the regulatory authorities for the year ended:

	2006	2005	2004
	(In millions)
Consolidated GAAP net (loss) income	$(1)	$6	$10
Adjustments to reconcile to statutory basis:
Statutory net (income) of subsidiaries	(3)	(3)	(2)
Change in deferred policy acquisition costs	12	(5)	5
Re-estimation of future policy benefits	14	15	2
Reinsurance	(6)	4	4
Deferred federal income tax (benefit) expense	(9)	4	(6)
Transfer to interest maintenance reserve	—	—	(1)
Cumulative effect of a change in accounting principles, net of tax	—	—	2
Net realized gains from GIS transfer	13	—	—
Other, net	—	—	—

Statutory net income	$20	$21	$14

The following reconciles the consolidated GAAP stockholder’s equity of the Company to statutory capital and surplus as reported to the regulatory authorities as of December 31:

	2006	2005	2004
	(In millions)
Consolidated GAAP stockholder’s equity	$448	$470	$488
Add (deduct) cumulative effect of adjustments:
Deferred policy acquisition costs	(347)	(360)	(329)
Asset valuation reserve	(25)	(20)	(16)
Re-estimation of future policy benefits	(27)	(29)	(40)
Establishment of deferred income tax liability, net	62	71	78
Unrealized losses (gains) on investments	13	18	(43)
Separate account allowances	74	61	57
Other liabilities	23	28	24
Deferred premiums	1	1	2
Other, net	7	4	10

Statutory capital and surplus	$229	$244	$231

9.  FAIR VALUE OF FINANCIAL INSTRUMENTS

The estimated fair values presented below have been determined using available information and valuation methodologies. Considerable judgment is applied in interpreting data to develop the estimates of fair value. Accordingly, such estimates presented may not be realized in a current market exchange. The use of different market assumptions and/or estimation methodologies could have a material effect on the estimated fair values. The following methods and

B-138

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(continued)

assumptions were used in calculating the estimated fair values (for all other financial instruments presented in the table below, the carrying value approximates estimated fair value).

Bonds, Preferred Stocks And Affiliated Mutual Funds

For bonds, preferred stocks and affiliated mutual funds other than private placements, estimated fair value is based on quoted market prices or estimates from independent pricing services. Fair values for private placement securities are estimated using a discounted cash flow model which considers the current market spreads between the U.S. Treasury yield curve and corporate bond yield curve, adjusted for the type of issue, its current credit quality and its remaining average life. The fair value of certain non-performing private placement securities is based on amounts estimated by management.

Trading Securities

The estimated fair values for trading securities are based on quoted market prices.

Policy Loans

The estimated fair value of policy loans approximate the carrying amount since loans on policies have no defined maturity date and reduce the amount payable at death or at surrender of the contract.

Future Policy Benefits and Policyholders’ Account Balances

Future policy benefits estimated fair value is derived using discounted projected cash flows, based on interest rates being offered for similar contracts, with maturities consistent with those remaining for the contracts being valued.

Policyholders’ account balances for investment-type contracts represent an accumulation of gross premium payments plus credited interest less withdrawals, expenses and mortality charges. Carrying value approximates fair value.

The following table discloses the carrying amounts and estimated fair values of the Company’s financial instruments at December 31:

	2006		2005
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
	(In millions)
Financial assets:
Bonds, available for sale	$1,912	$1,912	$2,037	$2,037
Affiliated mutual funds	23	23	18	18
Trading securities	1	1	20	20
Preferred stocks	8	8	7	7
Policy loans	91	91	84	84
Cash and cash equivalents	380	380	303	303
Separate account assets	7,847	7,847	7,354	7,354

Financial Liabilities:
Future policy benefits	$464	$464	$374	$374
Policyholders’ account balances	9,589	9,589	9,227	9,227

10.  RELATED PARTY TRANSACTIONS

The Company is billed by The Guardian for all compensation and related employee benefits for those employees of The Guardian who are engaged in the Company’s business and for the Company’s use of The Guardian’s centralized services and agency force. The amounts charged for these services amounted to $141 million in 2006, $145 million in 2005 and $140 million in 2004, and, in the opinion of management, were considered appropriate for the services rendered.

B-139

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(continued)

Effective August 31, 2006, the Company entered into an administrative services agreement with GIS that provides for fee income to GIAC calculated based on the average daily net assets or the quarterly average assets of the affiliated mutual funds’ participation within GIAC’s variable insurance products separate accounts. For the four months ended, such fee income amounted to $1 million of which the entire amount was included in Accounts Receivable at December 31, 2006.

PAS earned commissions from GIS, including trail commissions, in the amount of $0.7 million, for four months ended December 31, 2006, of which $0.3 million was a receivable at December 31, 2006.

A significant portion of the Company’s separate account assets is invested in affiliated mutual funds that are advised by RS and sub advised by GIS (see note 1). Each of these funds has an investment advisory agreement with RS Investments.

The separate account assets invested in affiliated mutual funds as of December 31 are as follows:

	2006	2005
	(In millions)
RS Core Equity VIP Series (formerly, The Guardian Stock Fund)	$1,049	$1,035
RS S&P 500 Index VIP Series (formerly, The Guardian VC 500 Index Fund)	123	93
RS Asset Allocation VIP Series (formerly, The Guardian VC Allocation Fund)	28	27
RS High Yield Bond VIP Series (formerly, The Guardian High Yield Bond Fund)	36	32
RS Low Duration Bond VIP Series (formerly, The Guardian VC Low Duration Bond Fund)	20	20
RS Investment Quality Bond VIP Series (formerly, The Guardian Bond Fund)	386	329
RS Cash Management VIP Series (formerly, The Guardian Cash Fund)	220	218
RS International Growth VIP Series (formerly, The Baillie Gifford International Growth Fund)	280	211
RS Emerging Markets VIP Series (formerly, The Baillie Gifford Emerging Markets Fund)	177	123
RS Large Cap Value VIP Series (formerly, The Guardian UBS VC Large Cap Fund)	24	14
RS Partners VIP Series (formerly, The Guardian UBS VC Small Cap Fund)	17	15
RS Small Cap Core Equity VIP Series (formerly, The Guardian Small Cap Stock Fund)	189	183
RS Core Equity Fund (formerly, The Guardian Park Avenue Fund)	149	165
RS Small Cap Core Equity Fund (formerly, The Guardian Park Avenue Small Cap Fund)	55	55
RS Asset Allocation Fund (formerly, The Guardian Asset Allocation Fund)	23	28
RS International Growth Fund (formerly, The Guardian Baillie Gifford International Growth Fund)	20	15
RS Emerging Markets Fund (formerly, The Guardian Baillie Gifford Emerging Markets Fund)	91	72
RS Investment Quality Bond Fund (formerly, The Guardian Investment Quality Bond Fund)	39	43
RS High Yield Bond Fund (formerly, The Guardian High Yield Bond Fund)	6	6
RS Cash Management Fund (formerly, The Guardian Cash Management Fund)	141	158

	$3,073	$2,842

B-140

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(continued)

The Company maintains investments in trading securities and affiliated mutual funds. These investments as of December 31 are as follows:

	2006	2005
	(In millions)
Trading Securities:
RS Small Cap Core Equity Fund (formerly, The Guardian Park Avenue Small Cap Fund)	$—	$3
RS Asset Allocation Fund (formerly, The Guardian Asset Allocation Fund)	—	3
RS International Growth Fund (formerly, The Guardian Baillie Gifford International Growth Fund)	—	2
RS Emerging Markets Fund (formerly, The Guardian Baillie Gifford Emerging Markets Fund)	—	3
RS Investment Quality Bond Fund (formerly, The Guardian Investment Quality Bond Fund)	—	2
RS High Yield Bond Fund (formerly, The Guardian High Yield Bond Fund)	—	2
RS Cash Management Fund (formerly, The Guardian Cash Management Fund)	—	2
RS Cash Management VIP Series (formerly, The Guardian Cash Fund)	1	1

Trading Securities	1	18

Affiliated Mutual Funds:
RS Small Cap Core Equity VIP Series (formerly, The Guardian Small Cap Stock Fund)	23	20

Affiliated Mutual Funds	23	20

Total Trading Securities and Affiliated Mutual Funds	$24	$38

11.  CONTINGENCY

Since approximately September 2003, the financial services industry, including mutual fund, variable annuity, life insurance and distribution companies have been the subject of scrutiny by regulators, including the SEC, regarding late trading and market timing in connection with mutual funds and variable insurance contracts. During 2006, management completed the late trading and market timing harm analysis as requested by the SEC in its letter dated November 8, 2005. The Company has undertaken a reimbursement program for certain underlying funds and a limited number of contractowners who were identified as having been impacted in an aggregate amount that is not material to the Company’s consolidated financial position. After completion of the reimbursement program, management does not anticipate any potential remaining liability with respect to these issues.

B-141

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Directors of

The Guardian Insurance & Annuity Company, Inc.:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income and comprehensive income, of changes in stockholder’s equity and of cash flows present fairly, in all material respects, the financial position of The Guardian Insurance & Annuity Company, Inc. and its subsidiaries (the “Company”) at December 31, 2006 and 2005, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2006 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audit in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

March 15, 2007

New York, New York

B-142

PART C. OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	The following financial statements have been included in Part B:

(1)	The Guardian Separate Account F:

Statement of Assets and Liabilities as of December 31, 2006

Statement of Operations for the Year Ended December 31, 2006

Statements of Changes in Net Assets for the Year Ended December 31, 2006

Notes to Financial Statements

Report of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm

(2)	The Guardian Insurance & Annuity Company, Inc.:

Statutory Basis Balance Sheets as of December 31, 2006 and 2005

Statutory Basis Statements of Operations for the Three Years Ended December 31, 2006, 2005 and 2004

Statutory Basis Statements of Changes in Common Stock and Surplus for the Three Years Ended December 31, 2006, 2005 and 2004

Statutory Basis Statements of Cash Flow for the Three Years Ended December 31, 2006, 2005 and 2004

Notes to Statutory Basis Financial Statements

Report of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm

(b)	Exhibits

Number	Description
1	Resolutions of the Board of Directors of The Guardian Insurance & Annuity Company, Inc. establishing Separate Account F(1)

2	Not Applicable

3	Underwriting and Distribution Contracts:

(a) Distribution and Service Agreement between The Guardian Insurance & Annuity Company, Inc. and Guardian Investor Services Corporation, as amended(1)

(b) Form of Broker-Dealer Supervisory and Service Agreement(1)

4	Specimen of Variable Annuity Contract(1)

5	Form of Application for Variable Annuity Contract(1)

6	(a) Certificate of Incorporation of The Guardian Insurance & Annuity Company, Inc., as amended (1)(3)

(b) By-laws of The Guardian Insurance & Annuity Company, Inc.(1)

7	Not Applicable

8	Amended and Restated Agreement for Services and Reimbursement Therefor, between The Guardian Life Insurance Company of America and The Guardian Insurance & Annuity Company, Inc.(1)

9	(a) Opinion of Counsel(1)

(b) Consent of Counsel(1)

10	Consent of PricewaterhouseCoopers LLP(5)

11	Not Applicable

12	Not Applicable

13	(a) Schedule for Computation of Performance Quotations(1)

(b) Powers of Attorney executed by a majority of the Board of Directors and certain principal officers of The Guardian Insurance & Annuity Company, Inc.(1)(3)(4)

(1)	Incorporated by reference to the Registration Statement on Form N-4 (Reg. No. 333-38292) as initially filed on June 1, 2000.
(2)	Incorporated by reference to the Registration Statement on Form N-4 (Reg. No. 333-38292), as previously filed on September 11, 2000. Powers of Attorney for Messrs. Sargent, Ferrara, Jones, Kane, Dutter, Futia, Hutchings and Warren.
(3)	Incorporated by reference to the Registration Statement on Form N-4 (Reg. No. 333-38292), as previously filed on May 1, 2001.
(4)	Incorporated by reference to the Registration Statement on Form N-4 (Reg. No. 333-38292), as previously filed on April 30, 2002. Powers of Attorney for Messrs. Lenderink and Caruso.
(5)	Filed herewith.

Item 25.	Directors and Officers of the Depositor

The following is a list of directors and principal officers of The Guardian Insurance & Annuity Company, Inc. (“GIAC”), the depositor of the Registrant. The principal business address of each director and officer is 7 Hanover Square, New York, New York 10004.

Name	Positions with GIAC
Dennis J. Manning	Chief Executive Officer and Director
Bruce C. Long	President and Director
Armand M. de Palo	Director
Gary B. Lenderink	Director
Joseph A. Caruso	Senior Vice President, Corporate Secretary and Director
Michael Sakoulas	Senior Vice President and Chief Actuary
John H. Walter	Vice President and Controller
Richard T. Potter, Jr.	Senior Vice President and Counsel
Dennis P. Mosticchio	Vice President, Group Pensions
Donald P. Sullivan, Jr.	Senior Vice President, Administration
Peggy L. Coppola	Senior Vice President, Equity Business Development
Robert E. Broatch	Director
Thomas G. Sorell	Executive Vice President and Chief Investment Officer
Richard A. Cumiskey	Senior Vice President & Compliance Officer
James Consolati	Vice President, Retirement Services
Hugh J. McAleer	Vice President, Selection, Claims & Individual Markets Operations

Item 26.	Persons Controlled by or under Common Control with Registrant

The following entities at the left margin set forth the entities directly controlled by The Guardian Life Insurance Company of America (“Guardian Life”), the parent company of GIAC, the Registrant’s depositor, as of January 31, 2007. Entities which are indented under another entity are subsidiaries of that entity and, therefore, indirect subsidiaries of Guardian Life.

Name	State of Incorporation or Organization	Percent of Voting Securities Owned
The Guardian Insurance & Annuity Company, Inc.	Delaware	100%
Guardian Baillie Gifford Limited	Scotland	51%
Park Avenue Securities LLC	Delaware	100%
Guardian Investor Services LLC	Delaware	100%
RS Investment Management Co. LLC	Delaware	69.2%
Berkshire Life Insurance Company of America	Massachusetts	100%
Guardian Trust Company, FSB	Federal Savings Bank	100%
Park Avenue Life Insurance Company	Delaware	100%
Family Service Life Insurance Company	Texas	100%
Sentinel American Life Insurance Company	Texas	100%
Managed Dental Care	California	100%
First Commonwealth, Inc.	Delaware	100%
First Commonwealth Limited Health Services Corporation	Illinois	100%
First Commonwealth Limited Health Services Corporation	Wisconsin	100%
First Commonwealth of Illinois, Inc.	Illinois	100%
First Commonwealth Reinsurance Company	Arizona	100%
First Commonwealth of Missouri, Inc.	Missouri	100%
First Commonwealth Limited Health Service Corporation of Michigan	Michigan	100%
First Commonwealth Insurance Company	Illinois	100%
First Commonwealth Health Services Corporation	Illinois	100%
Managed DentalGuard, Inc.	New Jersey	100%
Managed DentalGuard, Inc.	Texas	100%
Innovative Underwriters, Inc.	New Jersey	100%
Hanover Acquisition LLC	Delaware	100%
RS Tax-Exempt Fund	Massachusetts	85.33%
RS International Growth Fund	Massachusetts	29.35%
RS Investment Quality Bond Fund	Massachusetts	35.65%
RS Asset Allocation Fund	Massachusetts	16.49%
RS Small Cap Core Equity Fund	Massachusetts	29.21%
RS Emerging Markets Fund	Massachusetts	34.20%
RS High Yield Bond Fund	Massachusetts	84.79%
RS Small Cap Core Equity VIP Series	Massachusetts	44.05%

Name	State of Incorporation or Organization	Percent of Voting Securities Owned
RS Low Duration Bond Fund	Massachusetts	89.71%
RS Low Duration Bond VIP Series	Massachusetts	28.79%
RS Asset Allocation VIP Series	Massachusetts	43.37%
RS S&P 500 Index VIP Series	Massachusetts	40.91%
RS High Yield Bond VIP Series	Massachusetts	44.44%
RS S&P 500 Index Fund	Massachusetts	13.99%
RS Core Equity Fund	Massachusetts	16.10%
RS Large Cap Value Fund	Massachusetts	88.27%
RS Large Cap Value VIP Series	Massachusetts	66.67%
RS Partners VIP Series	Massachusetts	21.96%

The following list sets forth the entities directly controlled by GIAC for the benefit of various contractholders and, thus, indirectly controlled by Guardian Life, as of January 31, 2007:

Name	Place of Incorporation or Organization	Approximate Percentage of Voting Securities Owned by GIAC
RS Variable Products Trust	Massachusetts	100%

Item 27.	Number of Contract owners

Type of Contract	As of January 31, 2007
Non-Qualified	2,505
Qualified	2,667

Total	5,172

Item 28.	Indemnification

The By-Laws of The Guardian Insurance & Annuity Company, Inc. provide that the Company shall, to the fullest extent legally permissible under the General Corporation Law of the State of Delaware, indemnify and hold harmless officers and directors of the Corporation for certain liabilities reasonably incurred in connection with such person’s capacity as an officer or director.

The Certificate of Incorporation of the Corporation includes the following provision:

No director of the Corporation shall be personally liable to the Corporation or its stockholders for monetary damages for breach of fiduciary duty as a director except for liability (i) for any breach of the director’s duty of loyalty to the Corporation or its stockholders; (ii) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of the law; (iii) under Section 164 of the Delaware General Corporation Law, or (iv) for any transaction for which the director derived an improper personal benefit.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

(a) Guardian Investor Services LLC (“GIS”) is the principal underwriter of the Registrant’s variable annuity contracts and it is also the principal underwriter of shares of the RS Variable Products Trust.

The aforementioned variable products trust is registered with the SEC as a series of open-end management investment companies under the Investment Company Act of 1940, as amended (“1940 Act”). In addition, GIS is the distributor of variable annuity and variable life insurance contracts currently offered by GIAC through its separate accounts, The Guardian/Value Line Separate Account, The Guardian Separate Account A, The Guardian Separate Account B, The Guardian Separate Account C, The Guardian Separate Account D, The Guardian Separate Account E, The Guardian Separate Account F, The Guardian Separate Account K, The Guardian Separate Account M, The Guardian Separate Account N, The Guardian Separate Account Q, The Guardian Separate Account R, Separate Account 1 and Separate Account 2 which are all registered as unit investment trusts under the 1940 Act.

(b) The following is a list of each director and officer of GIS. The principal business address of each person is 7 Hanover Square, New York, New York 10004.

Name	Position(s) with GIS
Bruce C. Long	President & Director
Gary B. Lenderink	Director
Armand M. dePalo	Director
John H. Walter	Vice President and Controller
Richard T. Potter, Jr.	Senior Vice President and Counsel
Donald P. Sullivan, Jr.	Senior Vice President, Equity Administration
Joseph A. Caruso	Executive Vice President, Corporate Secretary and Director
Peggy L. Coppola	Vice President, Equity Business Development
William D. Ford	Vice President and National Accounts Manager
Keith E. Roddy	Senior Vice President and National Sales Director
Dennis J. Manning	Chief Executive Officer and Director
Robert E. Broatch	Director
Thomas G. Sorell	Executive Vice President and Chief Investment Officer
Richard A. Cumiskey	Senior Vice President and Compliance Officer
James Consolati	Vice President, Retirement Services
Peter T. Joyce	Vice President, Internal Sales
Peter M. Quinn	Vice President, Retirement Sales
Greg Rusteberg	Vice President and National Sales Manager of Mutual Funds

(c) GIS, as the principal underwriter of the Registrant’s variable annuity contracts received, either directly or indirectly, the following commissions or other compensation from the Registrant during the last fiscal year:

Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
N/A	N/A	N/A	N/A

Item 30.	Location of Accounts and Records

    Most of the Registrant’s accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by GIAC, the depositor, at its Customer Service Office, 3900 Burgess Place, Bethlehem, Pennsylvania 18017. Documents constituting the Registrant’s corporate records are also maintained by GIAC but are located at its Executive Office, 7 Hanover Square, New York, New York 10004.

Item 31.	Management Services

    None.

Item 32.	Undertakings

(a)	The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payment under the variable annuity contracts may be accepted.

(b)	The Registrant hereby undertakes to include, as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information.

(c)	The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d)	The Depositor, GIAC, hereby undertakes and represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by GIAC.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The Guardian Separate Account F, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 30th day of April, 2007.

The Guardian Separate Account F
(Registrant)

By:	THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC. (Depositor)

By:	/s/ Bruce C. Long
Bruce C. Long
President and Director

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following directors and principal officers of The Guardian Insurance & Annuity Company, Inc. in the capacities and on the date indicated.

/s/ Dennis J. Manning* Dennis J. Manning (Principal Executive Officer)	Chief Executive Officer and Director

/s/ John H. Walter John H. Walter (Principal Accounting Officer)	Vice President and Controller

/s/ Bruce C. Long Bruce C. Long	President and Director

/s/ Armand M. dePalo* Armand M. dePalo	Director

Robert E. Broatch	Director

/s/ Joseph A. Caruso* Joseph A. Caruso	Director, Senior Vice President and Corporate Secretary

/s/ Gary B. Lenderink* Gary B. Lenderink	Director

By	/s/Bruce C. Long	Date: April 30, 2007
Bruce C. Long
President and Director

*	Pursuant to a Power of Attorney

Exhibit Index

Number	Description
10(a)	Consent of PricewaterhouseCoopers LLP